UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 29 of its series:

Date of fiscal year end: August 31

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of fiscal year end: February 28

Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, Wells Fargo Target 2060 Fund, Wells Fargo Emerging Markets Bond Fund, Wells Fargo Factor Enhanced International Fund, Wells Fargo Factor Enhanced Large Cap Fund, Wells Fargo Factor Enhanced Emerging Markets Fund, Wells Fargo Factor Enhanced Small Cap Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, and Wells Fargo U.S. Core Bond Fund.

Date of reporting period: November 30, 2017

ITEM 1.	INVESTMENTS

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 97.03%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	1.94%	12-29-2045	$547,288	$548,039
FHLMC (10 Year Treasury Constant Maturity -0.85%) ±	1.48	3-15-2024	494,604	490,890
FHLMC (1 Year Treasury Constant Maturity +0.69%) ±	1.69	4-1-2030	75,779	76,161
FHLMC (11th District Cost of Funds +1.25%) ±	1.88	12-1-2017	253	252
FHLMC (11th District Cost of Funds +1.25%) ±	1.88	5-1-2018	142	142
FHLMC (11th District Cost of Funds +1.25%) ±	1.88	6-1-2018	1,547	1,542
FHLMC (11th District Cost of Funds +1.25%) ±	1.88	9-1-2018	131	131
FHLMC (11th District Cost of Funds +1.25%) ±	1.88	5-1-2019	2,491	2,479
FHLMC (11th District Cost of Funds +1.25%) ±	1.90	1-1-2030	7,098	7,008
FHLMC (11th District Cost of Funds +1.25%) ±	1.90	7-1-2030	155,672	153,573
FHLMC (11th District Cost of Funds +1.25%) ±	1.90	7-1-2018	232	231
FHLMC (11th District Cost of Funds +1.25%) ±	1.90	1-1-2019	715	712
FHLMC (11th District Cost of Funds +1.25%) ±	1.90	2-1-2019	1,901	1,894
FHLMC (11th District Cost of Funds +1.25%) ±	1.90	2-1-2035	196,556	194,330
FHLMC (11th District Cost of Funds +1.36%) ±	2.00	10-1-2030	6,568	6,537
FHLMC (11th District Cost of Funds +1.41%) ±	2.03	3-1-2018	168	168
FHLMC (11th District Cost of Funds +1.44%) ±	2.08	6-1-2020	18,808	18,730
FHLMC (11th District Cost of Funds +1.50%) ±	2.15	8-1-2018	178	177
FHLMC (11th District Cost of Funds +1.25%) ±	2.30	11-1-2030	246,637	245,945
FHLMC (11th District Cost of Funds +1.70%) ±	2.31	1-1-2022	7,243	7,234
FHLMC (11th District Cost of Funds +1.65%) ±	2.32	10-1-2018	1,043	1,040
FHLMC (11th District Cost of Funds +1.88%) ±	2.50	6-1-2019	27,242	27,225
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	2.51	11-1-2034	309,152	324,059
FHLMC (1 Year Treasury Constant Maturity +2.01%) ±	2.51	6-1-2020	570	569
FHLMC (11th District Cost of Funds +1.91%) ±	2.53	12-1-2018	3,665	3,657
FHLMC (11th District Cost of Funds +1.88%) ±	2.56	3-1-2025	299,904	300,353
FHLMC (11th District Cost of Funds +1.98%) ±	2.59	6-1-2029	207,710	208,186
FHLMC (12 Month Treasury Average +1.90%) ±	2.59	5-1-2028	235,411	244,117
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	2.64	5-1-2020	270	269
FHLMC (11th District Cost of Funds +1.53%) ±	2.65	6-1-2019	8,628	8,644
FHLMC (1 Year Treasury Constant Maturity +1.55%) ±	2.68	7-1-2030	5,508	5,496
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	2.69	1-1-2030	18,390	18,993
FHLMC (1 Year Treasury Constant Maturity +2.06%) ±	2.71	8-1-2033	1,721,296	1,794,158
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	2.76	5-1-2020	149	150
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	2.78	3-1-2025	69,278	71,732
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	2.78	1-1-2024	355	354
FHLMC (6 Month LIBOR +1.42%) ±	2.79	2-1-2037	6,817	7,013
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.80	5-1-2034	1,873,635	1,973,939
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	2.82	8-1-2034	1,074,458	1,131,682
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.83	5-1-2034	97,237	102,831
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.84	11-1-2029	164,805	169,835
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	2.84	7-1-2031	1,221,106	1,262,042
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.84	10-1-2034	1,734,908	1,828,995
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.84	12-1-2033	921,117	969,672
FHLMC (11th District Cost of Funds +2.21%) ±	2.85	7-1-2018	3,462	3,460
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.86	1-1-2036	1,683,345	1,777,726
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	2.86	12-1-2034	512,495	538,911
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.87	9-1-2038	340,916	358,677
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.87	9-1-2035	1,609,419	1,698,978
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	2.87	10-1-2036	772,380	811,790
FHLMC (11th District Cost of Funds +2.25%) ±	2.88	8-1-2019	7,814	7,836
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	2.88	6-1-2036	1,207,288	1,274,345
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.88	9-1-2030	240,990	251,915
FHLMC (1 Year Treasury Constant Maturity +2.45%) ±	2.88	12-1-2032	567,887	598,237
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	2.88	7-1-2019	602	601
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	2.88	1-1-2035	390,946	412,628
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.89	1-1-2037	197,460	208,431
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	2.90	10-1-2037	1,463,495	1,537,640
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.92	1-1-2028	19,006	19,849
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.92	7-1-2036	364,446	390,258
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.93	4-1-2036	633,776	670,481
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	2.93	1-1-2037	1,279,099	1,350,036
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	2.93	6-1-2033	480,476	502,942
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.93	6-1-2035	2,051,005	2,165,772
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.94	7-1-2034	158,775	167,671
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.95	11-1-2036	1,169,529	1,236,264

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	2.95%	2-1-2034	$1,812,102	$1,915,221
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	2.96	12-1-2035	594,350	621,924
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.96	8-1-2035	552,460	583,046
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.96	2-1-2034	982,828	1,029,310
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	2.97	5-1-2037	298,009	313,062
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	2.97	11-1-2022	119,977	124,126
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	2.98	2-1-2034	762,098	808,119
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.98	2-1-2034	653,063	689,566
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.98	4-1-2034	349,177	366,848
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	2.98	4-1-2023	213,331	214,410
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.99	1-1-2033	604,060	635,229
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	2.99	5-1-2035	370,939	389,648
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.99	2-1-2036	1,351,493	1,432,437
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.99	12-1-2032	2,739,875	2,888,601
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.00	2-1-2036	872,191	922,026
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.00	5-1-2034	357,881	378,020
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.01	4-1-2037	600,846	632,778
FHLMC (11th District Cost of Funds +2.39%) ±	3.02	6-1-2021	51,944	52,326
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.02	9-1-2038	754,716	783,762
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.02	6-1-2035	1,171,876	1,238,999
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.02	3-1-2034	736,687	772,094
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.03	4-1-2032	90,674	92,630
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.03	5-1-2038	1,030,312	1,086,120
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.03	11-1-2027	505,582	530,437
FHLMC (6 Month LIBOR +1.65%) ±	3.03	6-1-2037	688,238	711,474
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	3.04	11-1-2036	1,200,226	1,265,672
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.05	1-1-2036	652,424	690,307
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.05	3-1-2034	808,590	847,597
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.06	2-1-2036	1,294,485	1,364,802
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.06	3-1-2027	100,515	102,275
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.06	10-1-2034	1,097,577	1,158,595
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.06	4-1-2038	1,232,305	1,302,996
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.07	5-1-2038	1,385,716	1,460,846
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.07	2-1-2035	1,133,422	1,202,918
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.08	7-1-2038	758,979	804,071
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.08	4-1-2034	454,126	474,800
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.08	1-1-2034	952,285	1,000,025
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	3.08	1-1-2037	1,909,527	2,024,210
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.09	6-1-2035	140,277	148,383
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.10	9-1-2033	228,916	241,203
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.10	2-1-2036	823,006	863,754
FHLMC (6 Month LIBOR +1.69%) ±	3.10	1-1-2037	1,318,505	1,374,990
FHLMC (6 Month LIBOR +1.73%) ±	3.11	6-1-2024	7,712	7,733
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.11	4-1-2038	1,882,298	1,997,984
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.11	2-1-2036	1,178,551	1,240,184
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.11	10-1-2033	2,021,031	2,131,065
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.12	2-1-2036	638,366	674,584
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.12	11-1-2035	1,152,732	1,218,619
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.50%) ±	3.13	11-1-2018	979	976
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	3.13	2-1-2036	126,516	134,093
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.14	8-1-2027	6,982	7,065
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	3.14	3-1-2037	425,588	449,807
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	3.14	4-1-2034	525,337	548,451
FHLMC (12 Month Treasury Average +2.37%) ±	3.14	6-1-2028	101,177	103,602
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.14	9-1-2032	1,724,704	1,820,392
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.15	6-1-2030	33,940	34,657
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.15	10-1-2033	725,610	763,598
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.15	7-1-2037	592,811	624,875
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	3.15	1-1-2023	30,997	32,331
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.15	5-1-2034	1,552,907	1,636,779
FHLMC (3 Year Treasury Constant Maturity +0.00%) ±	3.15	2-1-2027	43,997	43,997
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.15	1-1-2028	3,176	3,342
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.15	4-1-2037	1,651,467	1,746,637
FHLMC (12 Month LIBOR +1.76%) ±	3.15	10-1-2036	715,596	753,317
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.17	3-1-2036	767,982	805,493
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.18	9-1-2029	790,949	831,052
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	3.18	6-1-2035	1,854,956	1,944,663

2

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.18%	6-1-2035	$548,832	$581,844
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.18	9-1-2033	930,312	984,816
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.19	2-1-2029	101,925	103,969
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.19	8-1-2029	92,619	94,127
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.21	6-1-2035	1,747,619	1,859,822
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.22	2-1-2035	3,218,848	3,386,597
FHLMC (12 Month LIBOR +1.78%) ±	3.22	11-1-2035	511,417	538,411
FHLMC (1 Year Treasury Constant Maturity +2.42%) ±	3.22	10-1-2030	1,723,940	1,810,844
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.22	11-1-2029	155,353	158,159
FHLMC (12 Month Treasury Average +2.46%) ±	3.23	10-1-2029	109,379	112,030
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	3.23	2-1-2031	608,075	638,091
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.23	5-1-2032	51,031	53,147
FHLMC (12 Month LIBOR +1.74%) ±	3.24	12-1-2036	473,074	494,542
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	3.25	7-1-2031	188,079	198,643
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.26	8-1-2035	2,068,711	2,185,621
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.26	7-1-2029	57,715	60,129
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.28	10-1-2036	581,941	613,954
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.29	10-1-2033	1,526,157	1,602,376
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.29	11-1-2035	1,129,789	1,190,905
FHLMC (12 Month LIBOR +1.73%) ±	3.29	1-1-2035	429,129	453,427
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.30	4-1-2029	122,389	124,197
FHLMC (11th District Cost of Funds +2.18%) ±	3.31	12-1-2025	58,923	59,421
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	3.31	7-1-2024	34,913	34,789
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.31	10-1-2024	90,884	94,684
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	3.31	6-1-2035	537,394	563,743
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.33	11-1-2029	695,913	727,459
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	3.34	7-1-2034	647,943	676,561
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.34	6-1-2030	101,948	104,034
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.35	8-1-2033	240,702	253,432
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.35	10-1-2033	341,266	358,963
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	3.35	7-1-2027	606,013	610,326
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.35	10-1-2033	57,769	58,212
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.35	11-1-2026	74,450	76,790
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	3.36	9-1-2030	107,076	109,262
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	3.37	7-1-2038	1,438,629	1,522,898
FHLMC (1 Year Treasury Constant Maturity +2.58%) ±	3.37	8-1-2030	3,260,520	3,414,275
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	3.40	6-1-2032	142,703	144,466
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.40	2-1-2030	52,923	53,587
FHLMC (12 Month LIBOR +1.67%) ±	3.42	8-1-2035	147,476	151,299
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	3.42	11-1-2029	111,584	115,222
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	3.42	7-1-2034	851,246	895,039
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.43	9-1-2031	70,458	71,500
FHLMC (12 Month LIBOR +1.77%) ±	3.43	5-1-2037	1,431,834	1,502,606
FHLMC (6 Month LIBOR +2.08%) ±	3.45	6-1-2026	927,646	955,782
FHLMC (12 Month LIBOR +1.80%) ±	3.46	5-1-2039	1,076,669	1,131,754
FHLMC (12 Month LIBOR +1.69%) ±	3.47	2-1-2037	323,107	339,192
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.47	10-1-2025	71,485	72,757
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.48	10-1-2025	31,065	31,157
FHLMC (12 Month LIBOR +1.98%) ±	3.48	11-1-2032	119,758	122,587
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.48	9-1-2033	806,122	853,420
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.49	5-1-2032	226,452	232,121
FHLMC (6 Month LIBOR +2.12%) ±	3.50	5-1-2037	191,930	202,058
FHLMC (1 Year Treasury Constant Maturity +2.67%) ±	3.50	5-1-2028	234,601	243,542
FHLMC (12 Month LIBOR +1.75%) ±	3.50	4-1-2035	279,885	294,726
FHLMC (12 Month LIBOR +1.78%) ±	3.50	10-1-2035	1,220,426	1,284,424
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.50	6-1-2025	62,545	63,349
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.51	6-1-2030	316,342	330,361
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.52	5-1-2025	73,170	74,160
FHLMC (12 Month LIBOR +1.93%) ±	3.53	4-1-2035	985,672	1,046,264
FHLMC (12 Month LIBOR +1.77%) ±	3.54	6-1-2035	1,190,380	1,253,022
FHLMC (3 Year Treasury Constant Maturity +2.63%) ±	3.55	6-1-2035	1,157,557	1,211,040
FHLMC (12 Month LIBOR +1.91%) ±	3.55	3-1-2032	840,594	887,784
FHLMC (12 Month LIBOR +1.87%) ±	3.56	9-1-2036	761,361	804,013
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.58	5-1-2031	120,614	126,943
FHLMC (12 Month LIBOR +1.75%) ±	3.59	6-1-2033	769,220	810,334
FHLMC (12 Month LIBOR +1.84%) ±	3.59	4-1-2035	1,458,369	1,541,901
FHLMC (12 Month LIBOR +1.75%) ±	3.61	5-1-2033	196,725	208,383

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	3.61%	9-1-2029	$134,816	$137,600
FHLMC (12 Month LIBOR +1.87%) ±	3.62	4-1-2037	547,102	578,073
FHLMC (12 Month LIBOR +1.99%) ±	3.63	7-1-2036	728,529	767,917
FHLMC (12 Month LIBOR +1.91%) ±	3.64	4-1-2037	708,562	744,444
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	3.64	8-1-2029	107,725	111,187
FHLMC (12 Month LIBOR +1.87%) ±	3.68	5-1-2035	183,424	193,177
FHLMC (11th District Cost of Funds +2.57%) ±	3.70	12-1-2025	392,690	410,480
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	3.70	8-1-2029	9,552	9,506
FHLMC (6 Month LIBOR +2.38%) ±	3.79	2-1-2024	19,143	19,230
FHLMC (Federal Cost of Funds +2.72%) ±	3.89	4-1-2023	13,664	13,832
FHLMC (FHLMC National Average Mortgage Contract +3.27%) ±	3.89	2-1-2021	15,331	15,678
FHLMC	4.00	12-15-2023	17,824	17,892
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	4.02	8-1-2027	64,519	64,654
FHLMC (6 Month LIBOR +3.30%) ±	4.72	11-1-2026	101,548	105,063
FHLMC	5.00	10-1-2022	10,206	10,661
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.50	8-1-2024	263,078	268,682
FHLMC	6.50	4-1-2018	6,486	6,506
FHLMC	7.00	9-1-2035	66,784	68,390
FHLMC	8.50	5-1-2020	799	798
FHLMC Series 0020 Class F ±±	1.92	7-1-2029	14,169	14,489
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.68	2-15-2024	590,190	602,277
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	1.83	2-15-2024	22,551	23,029
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	1.73	5-15-2024	147,523	147,336
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	1.80	4-15-2027	97,709	98,955
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	1.75	6-15-2031	82,989	83,454
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	6.75	3-15-2032	166,926	33,775
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	1.75	4-15-2028	120,887	121,374
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	2.25	3-15-2032	108,798	112,021
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	1.80	3-15-2032	207,013	210,185
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	1.85	12-15-2032	462,690	469,509
FHLMC Series 3335 Class FT (1 Month LIBOR +0.15%) ±	1.40	8-15-2019	18,650	18,645
FHLMC Series 3436 Class A ±±	3.20	11-15-2036	998,528	1,053,716
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	1.64	11-25-2028	590,674	588,825
FHLMC Series T-16 Class A (1 Month LIBOR +0.35%) ±	1.59	6-25-2029	1,422,416	1,437,268
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.30%) ±	1.54	12-25-2029	2,679,596	2,620,528
FHLMC Series T-21 Class A (1 Month LIBOR +0.36%) ±	1.60	10-25-2029	1,389,391	1,378,534
FHLMC Series T-23 Class A (1 Month LIBOR +0.28%) ±	1.52	5-25-2030	1,687,903	1,664,771
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%) ±	1.54	10-25-2030	1,169,694	1,169,051
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.36%) ±	1.60	12-25-2030	1,167,839	1,129,317
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	1.52	9-25-2031	3,270,664	3,233,370
FHLMC Series T-48 Class 2A ±±	3.68	7-25-2033	2,365,795	2,425,363
FHLMC Series T-54 Class 4A ±±	3.52	2-25-2043	1,581,338	1,607,705
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	69,014	77,626
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	2.24	5-25-2043	1,047,526	1,072,078
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.09	10-25-2044	4,037,018	4,099,618
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.09	2-25-2045	3,653,067	3,672,114
FHLMC Series T-66 Class 2A1 ±±	3.43	1-25-2036	2,365,974	2,404,241
FHLMC Series T-67 Class 1A1C ±±	3.27	3-25-2036	5,551,794	5,729,058
FHLMC Series T-67 Class 2A1C ±±	3.30	3-25-2036	4,655,967	4,779,185
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	1.28	12-25-2036	1,724,037	1,716,417
FNMA (1 Month LIBOR +0.35%) ±	1.68	8-25-2018	701,167	701,972
FNMA (11th District Cost of Funds +1.25%) ±	1.91	3-1-2033	147,145	149,290
FNMA (11th District Cost of Funds +1.25%) ±	1.91	4-1-2021	31,066	30,867
FNMA (11th District Cost of Funds +1.25%) ±	1.92	11-1-2024	4,086	4,074
FNMA (11th District Cost of Funds +1.25%) ±	1.94	4-1-2019	517	514
FNMA (11th District Cost of Funds +1.26%) ±	1.95	1-1-2035	1,039,286	1,047,370
FNMA (11th District Cost of Funds +1.25%) ±	1.96	1-1-2018	771	769
FNMA (11th District Cost of Funds +1.25%) ±	1.96	11-1-2023	28,572	28,341
FNMA (11th District Cost of Funds +1.25%) ±	1.97	12-1-2017	1,695	1,693
FNMA (11th District Cost of Funds +1.25%) ±	1.98	4-1-2042	2,165,845	2,191,672
FNMA (11th District Cost of Funds +1.25%) ±	1.98	10-1-2044	1,132,842	1,147,147
FNMA (11th District Cost of Funds +1.25%) ±	2.00	3-1-2021	288	286
FNMA (11th District Cost of Funds +1.42%) ±	2.07	4-1-2018	88	87
FNMA (11th District Cost of Funds +1.50%) ±	2.13	5-1-2019	39	39
FNMA (11th District Cost of Funds +1.50%) ±	2.13	6-1-2019	129	129
FNMA (11th District Cost of Funds +1.25%) ±	2.13	1-1-2038	169,468	168,845

4

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (11th District Cost of Funds +1.46%) ±	2.13%	4-1-2024	$2,020,187	$2,027,000
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	2.17	1-1-2021	1,194	1,213
FNMA (11th District Cost of Funds +1.50%) ±	2.18	2-1-2018	54	54
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	2.20	1-1-2021	1,721	1,746
FNMA (11th District Cost of Funds +1.25%) ±	2.23	9-1-2037	2,433,555	2,459,060
FNMA (11th District Cost of Funds +1.50%) ±	2.25	1-1-2019	12,011	11,984
FNMA (11th District Cost of Funds +1.78%) ±	2.32	1-1-2036	342,986	345,185
FNMA (11th District Cost of Funds +1.25%) ±	2.34	11-1-2020	276,576	276,076
FNMA (12 Month Treasury Average +1.40%) ±	2.34	12-1-2030	94,351	94,705
FNMA (11th District Cost of Funds +1.67%) ±	2.36	5-1-2028	25,373	25,397
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	2.37	1-1-2035	90,570	95,631
FNMA (6 Month LIBOR +1.00%) ±	2.38	12-1-2020	10,407	10,410
FNMA (1 Month LIBOR +1.17%) ±	2.42	5-1-2029	46,539	48,235
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	2.42	2-1-2033	419,870	440,316
FNMA (6 Month LIBOR +1.00%) ±	2.43	6-1-2021	25,050	25,790
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	2.44	8-1-2030	1,348,669	1,383,163
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	2.45	3-1-2030	18,585	18,576
FNMA (1 Year Treasury Constant Maturity +1.82%) ±	2.45	4-1-2038	582,088	614,088
FNMA (11th District Cost of Funds +1.75%) ±	2.46	3-1-2033	315,469	316,267
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	2.46	3-1-2034	388,248	409,545
FNMA (1 Year Treasury Constant Maturity +1.67%) ±	2.46	4-1-2033	190,660	200,048
FNMA (11th District Cost of Funds +1.78%) ±	2.48	5-1-2028	60,914	61,076
FNMA (11th District Cost of Funds +1.87%) ±	2.51	10-1-2024	1,351	1,352
FNMA (11th District Cost of Funds +1.83%) ±	2.52	1-1-2036	67,817	68,198
FNMA (6 Month LIBOR +1.15%) ±	2.52	8-1-2032	231,869	232,407
FNMA (11th District Cost of Funds +1.78%) ±	2.53	11-1-2022	32,557	32,597
FNMA (11th District Cost of Funds +1.87%) ±	2.55	9-1-2030	360,851	364,438
FNMA (11th District Cost of Funds +1.25%) ±	2.56	4-1-2018	42,461	42,412
FNMA (6 Month LIBOR +1.08%) ±	2.58	9-1-2032	55,971	56,063
FNMA (11th District Cost of Funds +1.97%) ±	2.59	9-1-2021	27,188	27,211
FNMA (11th District Cost of Funds +1.86%) ±	2.60	10-1-2027	526,191	538,197
FNMA (6 Month LIBOR +1.18%) ±	2.60	8-1-2033	183,431	190,841
FNMA (11th District Cost of Funds +1.86%) ±	2.61	9-1-2019	7,716	7,720
FNMA (Federal Cost of Funds +1.25%) ±	2.63	1-1-2018	3,453	3,454
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	2.63	8-1-2033	1,260,592	1,298,837
FNMA (11th District Cost of Funds +2.00%) ±	2.64	7-1-2028	1,759	1,811
FNMA (11th District Cost of Funds +2.02%) ±	2.65	11-1-2024	33,305	33,590
FNMA (11th District Cost of Funds +1.25%) ±	2.66	10-1-2018	13,114	13,095
FNMA (11th District Cost of Funds +1.75%) ±	2.67	4-1-2030	3,154	3,172
FNMA (11th District Cost of Funds +1.96%) ±	2.69	1-1-2021	114,073	114,257
FNMA (11th District Cost of Funds +1.25%) ±	2.72	10-1-2018	10,453	10,448
FNMA (11th District Cost of Funds +2.12%) ±	2.74	4-1-2020	1,388,133	1,394,080
FNMA (6 Month LIBOR +1.37%) ±	2.74	1-1-2032	235,012	244,213
FNMA (6 Month LIBOR +1.16%) ±	2.75	8-1-2033	3,540	3,610
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.75	1-1-2027	18,691	18,934
FNMA (6 Month LIBOR +1.38%) ±	2.75	8-1-2031	134,383	137,348
FNMA (6 Month LIBOR +1.38%) ±	2.75	12-1-2031	19,850	19,865
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	2.75	1-1-2036	192,476	202,424
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	2.75	7-1-2020	2,821	2,847
FNMA (11th District Cost of Funds +1.25%) ±	2.76	5-1-2018	21,316	21,284
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	2.77	6-1-2032	63,216	63,770
FNMA (3 Year Treasury Constant Maturity +1.80%) ±	2.78	1-1-2019	86	86
FNMA (11th District Cost of Funds +1.25%) ±	2.78	7-1-2020	661,647	663,527
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.80	12-1-2024	26,544	26,843
FNMA (6 Month LIBOR +1.42%) ±	2.80	9-1-2031	155,420	160,051
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	2.81	11-1-2035	867,227	906,523
FNMA (12 Month Treasury Average +1.90%) ±	2.84	11-1-2035	43,194	45,149
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	2.84	7-1-2038	934,654	976,284
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.85	8-1-2031	113,289	116,242
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	2.85	8-1-2032	139,852	142,727
FNMA (12 Month Treasury Average +1.92%) ±	2.85	6-1-2035	715,568	748,200
FNMA (12 Month Treasury Average +1.90%) ±	2.85	11-1-2035	1,048,396	1,094,934
FNMA (12 Month Treasury Average +1.91%) ±	2.85	1-1-2036	2,535,197	2,651,508
FNMA (11th District Cost of Funds +1.25%) ±	2.85	3-1-2019	92,642	92,694
FNMA (6 Month LIBOR +1.44%) ±	2.86	12-1-2031	114,869	116,855
FNMA (12 Month Treasury Average +1.93%) ±	2.87	11-1-2035	171,771	179,911
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	2.87	3-1-2031	35,131	35,352

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (6 Month LIBOR +1.42%) ±	2.87%	12-1-2031	$232,200	$241,588
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	2.87	6-1-2027	927	957
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	2.88	6-1-2034	793,172	833,768
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.89	12-1-2032	685,400	723,942
FNMA (12 Month Treasury Average +1.96%) ±	2.89	12-1-2035	3,505,703	3,672,316
FNMA (12 Month Treasury Average +1.99%) ±	2.91	8-1-2035	105,036	107,220
FNMA (6 Month LIBOR +1.54%) ±	2.92	1-1-2035	1,689,411	1,751,745
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.92	5-1-2035	1,669,148	1,764,492
FNMA (12 Month Treasury Average +1.98%) ±	2.92	10-1-2035	611,718	639,585
FNMA (6 Month LIBOR +1.55%) ±	2.92	12-1-2022	7,512	7,563
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.92	5-1-2033	582,460	613,452
FNMA (6 Month LIBOR +1.49%) ±	2.92	10-1-2037	1,232,079	1,276,207
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.92	2-1-2035	264,300	279,625
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.93	1-1-2035	90,668	95,629
FNMA (6 Month LIBOR +1.55%) ±	2.93	2-1-2033	206,618	214,267
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	2.93	8-1-2031	61,552	64,325
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.94	5-1-2035	229,387	241,965
FNMA (12 Month Treasury Average +1.99%) ±	2.94	11-1-2035	1,218,713	1,277,181
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.95	1-1-2028	3,637	3,666
FNMA (6 Month LIBOR +1.57%) ±	2.95	6-1-2031	277,947	287,783
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.95	6-1-2032	27,799	28,164
FNMA (12 Month Treasury Average +2.00%) ±	2.95	7-1-2035	936,524	981,782
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	2.95	12-1-2039	208,460	215,738
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	2.96	4-1-2033	1,048,017	1,105,479
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	2.96	12-1-2034	1,102,645	1,160,498
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.97	4-1-2030	15,037	15,135
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.97	5-1-2033	1,000,172	1,053,576
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.97	5-1-2037	970,169	1,022,143
FNMA (12 Month Treasury Average +1.99%) ±	2.98	7-1-2035	1,214,205	1,272,350
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.00	5-1-2034	658,259	692,016
FNMA (6 Month LIBOR +1.63%) ±	3.00	1-1-2022	7,221	7,229
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.00	6-1-2025	6,748	6,793
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	3.00	12-1-2032	719,886	746,121
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.01	9-1-2035	1,792,294	1,885,997
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.02	5-1-2035	835,665	879,389
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.00%) ±	3.02	10-1-2018	8,401	8,462
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	3.02	10-1-2025	6,882	6,855
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.02	5-1-2036	1,063,431	1,123,942
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.02	5-1-2034	711,246	749,095
FNMA (1 Year Treasury Constant Maturity +2.06%) ±	3.02	4-1-2030	88,286	90,077
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.03	7-1-2024	10,627	10,665
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.03	2-1-2037	1,508,864	1,600,394
FNMA (6 Month LIBOR +1.55%) ±	3.03	3-1-2034	335,666	347,886
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.03	6-1-2036	1,450,191	1,528,306
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.03	5-1-2035	774,974	821,798
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.03	4-1-2033	903,697	947,025
FNMA (1 Year Treasury Constant Maturity +2.16%) ±	3.04	1-1-2037	1,171,155	1,234,499
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	3.04	4-1-2040	178,635	187,892
FNMA (1 Year Treasury Constant Maturity +2.01%) ±	3.04	11-1-2027	26,420	26,701
FNMA (1 Year Treasury Constant Maturity +2.05%) ±	3.04	12-1-2033	843,371	873,561
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.04	3-1-2035	834,197	877,905
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.04	7-1-2038	1,525,486	1,603,636
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.13%) ±	3.05	4-1-2018	8,083	8,131
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.05	12-1-2036	574,112	606,711
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.05	4-1-2038	1,214,591	1,280,078
FNMA (11th District Cost of Funds +1.21%) ±	3.06	10-1-2034	139,502	141,424
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.06	2-1-2033	149,544	153,040
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.06	5-1-2033	251,905	266,296
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.07	5-1-2035	1,258,320	1,335,356
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.07	7-1-2035	404,504	419,696
FNMA (3 Year Treasury Constant Maturity +1.83%) ±	3.08	4-1-2020	599	601
FNMA (12 Month Treasury Average +2.08%) ±	3.08	1-1-2035	502,877	528,218
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	3.08	4-1-2035	2,330,070	2,453,588
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.08	3-1-2038	1,875,702	1,978,068
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.09	8-1-2025	21,787	22,242
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.09	10-1-2035	1,839,974	1,941,700

6

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (12 Month Treasury Average +2.15%) ±	3.10%	8-1-2036	$2,162,230	$2,280,821
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.10	8-1-2026	372,761	393,964
FNMA (6 Month LIBOR +1.61%) ±	3.10	2-1-2033	600,833	631,394
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.11	4-1-2033	678,849	717,783
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.11	6-1-2036	1,618,175	1,707,452
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.11	1-1-2037	2,913,721	3,079,415
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.11	1-1-2038	764,182	804,850
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.11	5-1-2039	2,242,434	2,367,230
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.11	12-1-2034	861,167	911,787
FNMA (6 Month LIBOR +1.74%) ±	3.12	12-1-2024	62,189	62,480
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.12	6-1-2034	2,107,108	2,226,091
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.12	9-1-2036	599,775	625,916
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.12	4-1-2024	44,655	44,906
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.12	7-1-2028	177	184
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.12	6-1-2035	947,481	1,003,018
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.12	1-1-2033	2,466,566	2,552,871
FNMA (Federal Cost of Funds +1.75%) ±	3.13	8-1-2018	11,579	11,621
FNMA (Federal Cost of Funds +1.75%) ±	3.13	12-1-2028	11,462	11,529
FNMA (Federal Cost of Funds +1.75%) ±	3.13	1-1-2029	2,670	2,692
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.13	2-1-2036	761,650	802,895
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	3.13	7-1-2029	515,961	543,149
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.13	12-1-2035	405,800	428,350
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.13	12-1-2040	382,602	403,719
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.13	2-1-2034	1,878,217	1,969,480
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	3.14	11-1-2024	65,496	66,214
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.14	6-1-2033	280,030	290,567
FNMA (Federal Cost of Funds +2.00%) ±	3.14	8-1-2029	83,102	88,944
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.15	10-1-2024	35,650	35,832
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.15	8-1-2031	38,096	38,445
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.15	7-1-2036	3,290,353	3,476,158
FNMA (11th District Cost of Funds +1.25%) ±	3.15	4-1-2034	1,598,942	1,656,089
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.15	6-1-2035	450,500	476,411
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.15	2-1-2035	942,942	1,002,508
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	3.15	6-1-2024	40,328	40,681
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.15	10-1-2036	942,850	995,475
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.13%) ±	3.16	7-1-2018	17,336	17,406
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.16	12-1-2040	1,074,669	1,135,778
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.16	5-1-2025	36,955	37,147
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.16	8-1-2026	52,442	53,467
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.16	10-1-2035	1,074,924	1,136,561
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.16	7-1-2035	1,217,594	1,285,194
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.16	11-1-2035	1,432,317	1,512,723
FNMA (12 Month Treasury Average +2.24%) ±	3.16	8-1-2035	951,583	998,991
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.16	1-1-2032	73,352	75,113
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.16	5-1-2033	355,585	372,743
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.16	11-1-2038	700,894	737,742
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.17	9-1-2035	616,169	647,560
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.17	7-1-2035	783,484	822,804
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.17	4-1-2038	691,026	726,329
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.17	5-1-2033	1,804,221	1,880,896
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.17	4-1-2028	264,572	274,997
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.18	6-1-2027	88,819	90,486
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.18	12-1-2040	1,850,645	1,957,657
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	3.18	9-1-2028	91,754	93,689
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.19	6-1-2033	642,539	673,400
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.19	1-1-2036	984,653	1,038,206
FNMA (12 Month Treasury Average +2.25%) ±	3.19	9-1-2036	545,154	576,757
FNMA (12 Month LIBOR +1.64%) ±	3.20	12-1-2033	1,273,237	1,337,296
FNMA (Federal Cost of Funds +2.00%) ±	3.20	1-1-2029	1,707	1,744
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.20	5-1-2036	1,877,946	1,968,659
FNMA (12 Month Treasury Average +2.49%) ±	3.20	6-1-2040	872,488	910,834
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.20	6-1-2035	962,702	1,017,074
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.20	7-1-2040	2,307,081	2,431,094
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.20	7-1-2037	593,473	627,563
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.21	11-1-2037	808,223	853,459
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	3.21	7-1-2025	2,409	2,523

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	3.22%	6-1-2024	$19,923	$19,967
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.22	1-1-2037	1,408,161	1,487,771
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.22	12-1-2040	2,810,014	2,972,541
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.22	12-1-2030	727,093	762,345
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.22	4-1-2024	16,169	16,641
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.22	1-1-2027	369,277	372,552
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.22	5-1-2027	69,396	71,952
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.22	1-1-2035	639,620	676,759
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	3.22	2-1-2028	38,419	38,926
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.22	7-1-2035	256,199	270,218
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.23	5-1-2034	472,777	496,822
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.23	6-1-2027	75,764	76,859
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.24	12-1-2034	1,008,244	1,060,372
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	3.24	10-1-2033	380,757	400,436
FNMA (6 Month LIBOR +1.74%) ±	3.24	10-1-2024	42,451	42,637
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.24	9-1-2030	762,347	809,637
FNMA (6 Month LIBOR +1.77%) ±	3.25	11-1-2034	530,370	554,820
FNMA (1 Year Treasury Constant Maturity +2.16%) ±	3.25	9-1-2035	238,503	251,248
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.25	9-1-2035	1,514,611	1,600,173
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.25	5-1-2036	3,168,119	3,350,920
FNMA (1 Year Treasury Constant Maturity +2.00%) ±	3.25	2-1-2020	739	739
FNMA (Federal Cost of Funds +2.00%) ±	3.25	11-1-2028	2,688	2,711
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.25	6-1-2032	92,021	94,677
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.25	1-1-2031	466,665	490,536
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.25	9-1-2036	653,975	690,542
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	3.25	8-1-2035	707,741	747,372
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.26	9-1-2033	661,704	691,658
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.25%) ±	3.26	7-1-2020	26,884	26,940
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.26	9-1-2030	122,740	125,402
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.26	7-1-2033	67,010	70,526
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	3.27	3-1-2032	120,404	124,230
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.27	10-1-2036	799,683	846,434
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.27	6-1-2036	178,862	188,512
FNMA (12 Month LIBOR +1.53%) ±	3.28	9-1-2035	1,513,969	1,580,425
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.29	9-1-2037	786,437	835,515
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	3.29	7-1-2027	180,575	186,095
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.29	6-1-2037	786,661	829,837
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.29	11-1-2034	510,698	541,410
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	3.29	3-1-2033	1,167,872	1,238,825
FNMA (Federal Cost of Funds +2.00%) ±	3.30	2-1-2029	20,403	20,566
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.30	7-1-2030	557,165	587,629
FNMA (6 Month LIBOR +1.93%) ±	3.30	6-1-2032	71,769	72,677
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.31	10-1-2025	97,559	99,971
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.31	1-1-2037	971,184	1,022,941
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.32	8-1-2033	1,490,408	1,572,060
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.32	9-1-2022	136,193	137,059
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.32	7-1-2028	613,059	634,998
FNMA (1 Year Treasury Constant Maturity +2.44%) ±	3.32	7-1-2037	1,922,404	2,040,521
FNMA (12 Month Treasury Average +2.36%) ±	3.32	8-1-2040	631,016	651,895
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.32	7-1-2035	900,861	950,234
FNMA (12 Month Treasury Average +2.37%) ±	3.32	5-1-2036	435,554	462,425
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.32	8-1-2035	1,679,545	1,771,199
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	3.32	4-1-2036	1,002,990	1,063,381
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.34	7-1-2035	734,132	772,347
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.34	1-1-2029	299,951	311,909
FNMA (12 Month LIBOR +1.63%) ±	3.34	1-1-2040	343,286	359,410
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.35	6-1-2030	54,163	55,368
FNMA (6 Month LIBOR +1.98%) ±	3.35	9-1-2033	56,511	56,927
FNMA (12 Month Treasury Average +2.61%) ±	3.36	7-1-2039	1,883,371	1,990,060
FNMA (6 Month LIBOR +1.84%) ±	3.36	4-1-2033	386,486	406,111
FNMA (1 Year Treasury Constant Maturity +2.51%) ±	3.36	5-1-2035	1,719,576	1,834,184
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.36	7-1-2037	694,533	731,117
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.36	10-1-2034	786,960	829,415
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.37	10-1-2035	218,078	229,457
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.38%) ±	3.38	2-1-2019	300	301
FNMA (12 Month LIBOR +1.75%) ±	3.38	1-1-2035	905,003	955,497
FNMA (12 Month LIBOR +1.66%) ±	3.38	9-1-2036	796,647	834,505

8

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (12 Month LIBOR +1.58%) ±	3.39%	6-1-2035	$1,902,335	$1,996,171
FNMA (12 Month LIBOR +1.67%) ±	3.39	9-1-2038	936,104	984,809
FNMA (6 Month LIBOR +2.00%) ±	3.40	10-1-2024	126,366	130,978
FNMA (12 Month LIBOR +1.66%) ±	3.40	11-1-2038	795,012	830,471
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.40	9-1-2026	36,395	37,264
FNMA (12 Month LIBOR +1.72%) ±	3.40	2-1-2038	747,983	787,882
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.41	10-1-2029	74,832	76,377
FNMA (1 Year Treasury Constant Maturity +2.44%) ±	3.41	9-1-2030	335,456	356,034
FNMA (1 Year Treasury Constant Maturity +2.54%) ±	3.41	5-1-2035	1,368,916	1,456,528
FNMA (12 Month LIBOR +1.67%) ±	3.42	9-1-2034	1,187,625	1,248,618
FNMA (12 Month LIBOR +1.67%) ±	3.42	7-1-2035	1,809,433	1,899,043
FNMA (12 Month Treasury Average +2.47%) ±	3.43	4-1-2036	3,602,179	3,840,664
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.43	12-1-2021	18,788	18,892
FNMA (12 Month LIBOR +1.71%) ±	3.44	4-1-2034	728,593	768,410
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.44	10-1-2029	370,707	386,385
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	3.45	9-1-2035	65,313	69,561
FNMA (12 Month LIBOR +1.73%) ±	3.45	6-1-2041	701,658	733,343
FNMA (12 Month LIBOR +1.71%) ±	3.46	3-1-2037	499,880	526,356
FNMA (12 Month LIBOR +1.65%) ±	3.46	9-1-2037	592,730	622,488
FNMA (12 Month LIBOR +1.74%) ±	3.47	4-1-2033	454,677	474,032
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.47	10-1-2034	443,506	469,540
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.47	6-1-2026	61,573	63,250
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	3.47	9-1-2033	567,373	602,108
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.48	9-1-2030	560,337	587,736
FNMA (12 Month LIBOR +1.83%) ±	3.48	1-1-2033	999,235	1,052,807
FNMA (12 Month LIBOR +1.82%) ±	3.48	12-1-2046	889,031	944,437
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.49	11-1-2029	8,021	7,865
FNMA (12 Month LIBOR +1.74%) ±	3.49	5-1-2032	175,382	179,349
FNMA (6 Month LIBOR +2.43%) ±	3.50	1-1-2033	95,236	97,279
FNMA (12 Month Treasury Average +2.81%) ±	3.50	4-1-2040	1,950,261	2,070,218
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.50	12-1-2030	70,685	72,239
FNMA (12 Month LIBOR +1.75%) ±	3.50	4-1-2034	481,644	507,054
FNMA (12 Month LIBOR +1.75%) ±	3.50	5-1-2035	1,122,469	1,183,255
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	3.51	11-1-2024	74,118	76,834
FNMA (12 Month Treasury Average +2.81%) ±	3.52	9-1-2032	1,470,787	1,561,333
FNMA (12 Month LIBOR +1.75%) ±	3.52	7-1-2035	720,689	760,613
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.52	1-1-2026	252,738	262,151
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.53	3-1-2030	10,877	11,112
FNMA (12 Month LIBOR +1.73%) ±	3.56	12-1-2033	1,126,316	1,188,515
FNMA (12 Month LIBOR +1.76%) ±	3.56	6-1-2036	422,645	444,555
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.57	3-1-2027	89,141	91,998
FNMA (12 Month LIBOR +1.82%) ±	3.57	4-1-2035	1,262,116	1,336,239
FNMA (Federal Cost of Funds +2.37%) ±	3.57	2-1-2029	1,261,262	1,303,347
FNMA (12 Month LIBOR +1.72%) ±	3.58	6-1-2035	211,509	222,287
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.58	9-1-2031	246,093	250,622
FNMA (12 Month LIBOR +1.80%) ±	3.58	7-1-2033	778,270	822,881
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.62	7-1-2027	23,596	23,730
FNMA (12 Month LIBOR +1.80%) ±	3.63	5-1-2033	672,582	711,400
FNMA (12 Month LIBOR +1.90%) ±	3.65	10-1-2034	525,616	562,737
FNMA (12 Month LIBOR +1.91%) ±	3.66	8-1-2034	1,912,246	2,028,805
FNMA (12 Month LIBOR +1.83%) ±	3.67	6-1-2041	918,949	962,954
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.68	10-1-2028	193,390	199,480
FNMA (12 Month LIBOR +1.96%) ±	3.69	9-1-2035	502,826	534,299
FNMA (6 Month LIBOR +2.25%) ±	3.72	3-1-2034	1,103,708	1,173,652
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	3.75	8-1-2030	83,889	85,403
FNMA (12 Month LIBOR +1.89%) ±	3.75	5-1-2037	1,937,523	2,043,252
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.78	7-1-2028	161,770	167,338
FNMA (11th District Cost of Funds +2.03%) ±	3.82	7-1-2021	35,638	35,814
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	3.85	10-1-2025	8,420	8,580
FNMA (6 Month LIBOR +2.48%) ±	3.86	7-1-2033	35,919	36,257
FNMA (1 Year Treasury Constant Maturity +2.89%) ±	3.91	1-1-2031	62,110	62,676
FNMA (5 Year Treasury Constant Maturity +2.43%) ±	3.94	6-1-2028	31,444	31,675
FNMA (3 Year Treasury Constant Maturity +3.20%) ±	3.95	9-1-2023	1,236	1,235
FNMA (11th District Cost of Funds +1.87%) ±	4.04	5-1-2034	253,531	262,971
FNMA (6 Month LIBOR +2.62%) ±	4.05	7-1-2033	1,294	1,309
FNMA (6 Month LIBOR +2.64%) ±	4.05	4-1-2033	268,617	282,985
FNMA (5 Year Treasury Constant Maturity +2.46%) ±	4.06	6-1-2019	873	875
FNMA (3 Year Treasury Constant Maturity +2.20%) ±	4.08	5-1-2025	57	57

9

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (6 Month LIBOR +2.65%) ±	4.09%	4-1-2024	$202,522	$214,367
FNMA (3 Year Treasury Constant Maturity +2.38%) ±	4.25	10-1-2021	3,483	3,475
FNMA (6 Month LIBOR +3.11%) ±	4.29	9-1-2033	39,676	40,263
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.06%) ±	4.30	1-1-2018	37	37
FNMA (6 Month LIBOR +2.70%) ±	4.30	1-1-2033	63,644	64,717
FNMA (6 Month LIBOR +2.72%) ±	4.30	5-1-2033	1,016,191	1,096,122
FNMA (11th District Cost of Funds +1.83%) ±	4.30	6-1-2034	178,778	186,192
FNMA (11th District Cost of Funds +1.93%) ±	4.30	12-1-2036	125,730	132,908
FNMA ±±	4.31	11-1-2019	136	132
FNMA (11th District Cost of Funds +1.25%) ±	4.68	1-1-2019	52,955	53,134
FNMA (11th District Cost of Funds +1.25%) ±	4.73	2-1-2019	49,558	50,174
FNMA (6 Month LIBOR +3.42%) ±	4.80	4-1-2033	187,000	192,909
FNMA (6 Month LIBOR +3.47%) ±	4.94	12-1-2032	153,762	158,802
FNMA (6 Month LIBOR +3.45%) ±	4.95	4-1-2032	166,048	165,323
FNMA (11th District Cost of Funds +1.75%) ±	5.00	6-1-2028	4,563	4,579
FNMA (11th District Cost of Funds +1.25%) ±	5.01	4-1-2018	3,032	3,035
FNMA (6 Month LIBOR +3.57%) ±	5.20	11-1-2031	14,846	14,745
FNMA (6 Month LIBOR +3.68%) ±	5.32	11-1-2031	99,507	98,939
FNMA	5.50	9-1-2019	1,212	1,215
FNMA (11th District Cost of Funds +1.25%) ±	5.69	1-1-2019	16,686	16,822
FNMA (1 Year Treasury Constant Maturity +1.75%) ±	6.00	1-1-2020	3,227	3,186
FNMA (11th District Cost of Funds +1.90%) ±	6.45	2-1-2034	35,413	35,188
FNMA	6.50	8-1-2028	54,852	56,791
FNMA	6.50	5-1-2031	141,160	156,399
FNMA	7.06	11-1-2024	11,129	11,164
FNMA	7.06	12-1-2024	26,093	26,222
FNMA	7.06	3-1-2025	47,805	48,827
FNMA	7.06	3-1-2025	4,923	4,937
FNMA	7.06	1-1-2027	26,719	26,765
FNMA	7.50	1-1-2031	65,872	71,412
FNMA	7.50	1-1-2033	229,837	254,537
FNMA	7.50	5-1-2033	180,658	200,515
FNMA	7.50	5-1-2033	172,998	189,341
FNMA	7.50	6-1-2033	30,181	30,536
FNMA	7.50	7-1-2033	46,216	47,614
FNMA	7.50	8-1-2033	97,797	103,321
FNMA	8.00	12-1-2026	81,530	89,278
FNMA	8.00	2-1-2030	187	189
FNMA	8.00	3-1-2030	277	302
FNMA	8.00	7-1-2031	29,070	29,312
FNMA	8.00	5-1-2033	94,115	101,798
FNMA	8.50	10-1-2026	3,791	3,847
FNMA	8.50	6-1-2030	47,894	49,646
FNMA	8.51	8-15-2024	45,309	48,135
FNMA	10.00	1-20-2021	7,261	7,363
FNMA Series 1989-74 Class J	9.80	10-25-2019	5,751	6,040
FNMA Series 1989-96 Class H	9.00	12-25-2019	2,089	2,183
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity +0.00%) ±	2.24	3-25-2022	107,044	106,953
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity +0.00%) ±	2.24	4-25-2022	19,209	19,010
FNMA Series 1992-87 Class Z	8.00	5-25-2022	10,496	11,378
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	1.72	7-25-2023	70,079	69,935
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	1.93	12-25-2023	321,083	327,735
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.33	10-25-2023	188,462	194,221
FNMA Series 2001-50 Class BA	7.00	10-25-2041	164,573	186,471
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	1.88	12-18-2031	165,020	167,509
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	1.88	1-25-2032	65,477	66,560
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	140,470	162,346
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	2,669,503	3,104,791
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	197,715	230,621
FNMA Series 2001-T12 Class A4 ±±	3.71	8-25-2041	4,508,276	4,702,290
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	1.53	8-25-2031	70,325	68,476
FNMA Series 2001-W03 Class A ±±	6.27	9-25-2041	562,764	606,760
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	2.23	2-25-2032	138,984	142,266
FNMA Series 2002-33 Class A4 ±±	5.00	11-25-2030	138,500	145,154

10

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	1.73%	9-25-2032	$444,128	$444,424
FNMA Series 2002-66 Class A3 ±±	3.63	4-25-2042	8,434,821	8,797,664
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,376,576	1,630,797
FNMA Series 2002-T12 Class A5 ±±	4.09	10-25-2041	1,900,490	1,979,662
FNMA Series 2002-T18 Class A5 ±±	4.04	5-25-2042	3,484,231	3,650,118
FNMA Series 2002-T19 Class A4 ±±	3.96	3-25-2042	202,819	216,167
FNMA Series 2002-W01 Class 3A ±±	3.47	4-25-2042	1,182,220	1,203,897
FNMA Series 2002-W04 Class A6 ±±	3.76	5-25-2042	1,964,252	2,042,939
FNMA Series 2003-07 Class A2 ±±	3.03	5-25-2042	840,326	853,387
FNMA Series 2003-17 Class FN (1 Month LIBOR +0.30%) ±	1.63	3-25-2018	13,478	13,477
FNMA Series 2003-63 Class A8 ±±	3.35	1-25-2043	1,346,122	1,394,075
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	405,811	480,513
FNMA Series 2003-W04 Class 5A ±±	3.48	10-25-2042	1,084,979	1,107,836
FNMA Series 2003-W08 Class 4A ±±	3.59	11-25-2042	1,420,507	1,480,880
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	1.53	6-25-2033	2,088,475	2,048,947
FNMA Series 2003-W10 Class 2A ±±	3.46	6-25-2043	2,852,579	2,905,315
FNMA Series 2003-W18 Class 2A ±±	3.48	6-25-2043	8,620,668	8,835,872
FNMA Series 2004-31 Class FG (1 Month LIBOR +0.40%) ±	1.73	8-25-2033	126,408	126,538
FNMA Series 2004-38 Class FT (1 Month LIBOR +0.43%) ±	1.76	10-25-2033	95,410	95,643
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	512,695	593,169
FNMA Series 2004-T03 Class 2A ±±	3.57	8-25-2043	1,562,559	1,650,683
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	280,513	324,520
FNMA Series 2004-W01 Class 3A ±±	3.71	1-25-2043	83,210	85,530
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	132,357	149,254
FNMA Series 2004-W12 Class 2A ±±	3.63	6-25-2044	4,936,153	5,191,093
FNMA Series 2004-W15 Class 3A ±±	3.27	6-25-2044	6,615,255	6,773,009
FNMA Series 2005-57 Class EG (1 Month LIBOR +0.30%) ±	1.63	3-25-2035	127,519	127,562
FNMA Series 2005-W03 Class 3A ±±	3.21	4-25-2045	1,285,468	1,312,660
FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	1.63	1-25-2036	178,493	179,177
FNMA Series 2006-W01 Class 3A ±±	2.97	10-25-2045	5,556,920	5,803,200
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	1.49	8-27-2036	473,143	471,438
FNMA Series 2012-47 Class FW (1 Month LIBOR F) ±±	3.03	5-25-2027	523,587	544,766
FNMA Series G92-20 Class FB (7 Year Treasury Constant Maturity +0.00%) ±	2.24	4-25-2022	12,988	12,942
FNMA Series G93-1 Class K	6.68	1-25-2023	304,031	323,675
FNMA Series G93-19 Class FD (10 Year Treasury Constant Maturity -0.65%) ±	1.72	4-25-2023	207,592	207,535
GNMA	6.45	4-20-2025	38,131	42,337
GNMA	6.45	5-20-2025	749	756
GNMA	6.45	9-20-2025	38,062	43,748
GNMA	6.50	6-20-2034	75,780	77,524
GNMA	6.50	8-20-2034	508,399	557,582
GNMA	6.50	8-20-2034	105,629	109,471
GNMA	6.75	2-15-2029	79,785	88,705
GNMA	7.00	7-20-2034	55,383	56,419
GNMA	7.25	2-15-2018	162	161
GNMA	7.25	5-15-2018	689	690
GNMA	9.00	3-15-2020	1,048	1,060
GNMA	9.00	8-15-2021	196	196
GNMA	9.00	8-20-2024	134	136
GNMA	9.00	9-20-2024	1,017	1,048
GNMA	9.00	11-20-2024	138	139
GNMA	9.00	1-20-2025	5,564	6,145
GNMA	9.00	2-20-2025	17,422	19,118
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	1.72	2-20-2061	2,775,042	2,771,686
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	1.76	6-20-2061	1,173,723	1,173,505
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	1.95	5-20-2067	4,990,834	4,981,150

Total Agency Securities (Cost $475,063,328)				481,564,566

	Yield		Shares
Short-Term Investments : 2.66%

Investment Companies : 2.66%

Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00		13,177,840	13,177,840

Total Short-Term Investments (Cost $13,177,840)				13,177,840

11

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund

		Value
Total investments in securities (Cost $488,241,168)	99.69%	$494,742,406

Other assets and liabilities, net	0.31	1,543,797

Total net assets	100.00%	$496,286,203

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

12

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relastionships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	8,353,190	65,293,373	60,468,723	13,177,840	$13,177,840	2.66%

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$481,564,566	$0	$481,564,566
Short-term investments
Investment companies	13,177,840	0	0	13,177,840

Total assets	$13,177,840	$481,564,566	$0	$494,742,406

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 24.51%
Bank of the West Auto Trust Series 2017-1 Class A2 144A	1.78%	2-15-2021	$2,000,000	$1,996,838
BMW Vehicle Lease Trust Series 2016-2 Class A3	1.43	9-20-2019	6,000,000	5,975,407
California Republic Auto Receivables Trust Series 2017-1 Class A2	1.55	11-15-2019	2,370,235	2,368,898
Canadian Pacer Auto Receivables Trust Series 2017-1A Class A2A 144A	1.77	12-19-2019	1,575,000	1,573,266
Cards II Trust Series 2017-1A Class A (1 Month LIBOR +0.37%) 144A±	1.62	4-18-2022	6,900,000	6,914,310
CarMax Auto Owner Trust Series 2017-1 Class A2	1.54	2-18-2020	2,973,967	2,972,101
CarMax Auto Owner Trust Series 2017-3 Class A2A	1.64	9-15-2020	5,250,000	5,242,381
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	4,000,000	3,992,782
Dell Equipment Finance Trust Series 2017-1 Class A2 144A	1.86	6-24-2019	1,425,000	1,424,849
Dell Equipment Finance Trust Series 2017-2 Class A2A 144A	1.97	2-24-2020	2,450,000	2,447,216
Evergreen Credit Card Trust Series 2016-1 Class A (1 Month LIBOR +0.72%) 144A±	1.96	4-15-2020	5,000,000	5,011,914
Evergreen Credit Card Trust Series 2017-1 Class A (1 Month LIBOR +0.26%) 144A±	1.51	10-15-2021	3,500,000	3,505,498
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	4,430,000	4,422,695
Ford Credit Auto Owner Trust Series 2016-B Class A3	1.33	10-15-2020	1,600,000	1,592,596
Ford Credit Auto Owner Trust Series 2017 Class AA3	1.67	6-15-2021	1,750,000	1,742,835
GM Financial Automobile Leasing Trust Series 2017-1 Class A2A	1.67	9-20-2019	1,512,513	1,511,384
GM Financial Automobile Leasing Trust Series 2017-2 Class A2A	1.72	1-21-2020	1,000,000	998,564
GM Financial Automobile Leasing Trust Series 2017-3 Class A2A 144A	1.71	9-16-2020	2,675,000	2,670,642
GM Financial Securitized Term Auto Receivables Trust Series 2017-2A Class 2A 144A	1.61	5-18-2020	1,250,000	1,248,030
Golden Credit Card Trust Series 2015-1A Class A (1 Month LIBOR +0.44%) 144A±	1.68	2-15-2020	3,090,000	3,092,801
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	1.89	4-10-2031	2,000,000	2,003,994
Honda Auto Receivables Owner Trust Series 2016-3 Class A3	1.16	5-18-2020	5,000,000	4,970,358
Honda Auto Receivables Owner Trust Series 2016-4 Class A3	1.21	12-18-2020	5,000,000	4,953,516
Hyundai Auto Lease Securitization Trust Series 2016-C Class A3 144A	1.49	2-18-2020	7,000,000	6,979,247
Hyundai Auto Lease Securitization Trust Series 2017-B Class A2A 144A	1.69	12-16-2019	3,250,000	3,246,246
Hyundai Auto Lease Securitization Trust Series 2017-C Class A2A 144A	1.89	3-16-2020	3,150,000	3,146,996
Kubota Credit Owner Trust Series 2017-1A Class A2 144A	1.66	5-15-2020	4,725,000	4,712,888
MMAF Equipment Finance LLC Series 2017-B Class A2 144A	1.93	10-15-2020	6,700,000	6,692,309
Nissan Auto Receivables Owner Trust Series 2016-A Class A3	1.34	10-15-2020	5,293,000	5,270,183
Nissan Auto Receivables Owner Trust Series 2016-B Class A3	1.32	1-15-2021	2,144,000	2,129,498
Nissan Auto Receivables Owner Trust Series 2017-A Class A2A	1.64	9-16-2019	3,000,000	2,995,554
Oscar US Funding Trust Series 2016-2A Class A2A 144A	2.31	11-15-2019	697,350	696,555
Oscar US Funding Trust Series 2017-1A Class A2B (1 Month LIBOR +0.80%) 144A±	2.04	5-11-2020	2,538,270	2,540,773
Oscar US Funding Trust Series 2017-2A Class A2A 144A	2.13	11-10-2020	565,000	562,723
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	7,700,000	7,694,864
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	3,317,836	3,308,876
Trillium Credit Card Trust II Series 2016-1A Class A (1 Month LIBOR +0.72%) 144A±	1.96	5-26-2021	6,650,000	6,669,838
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	7,200,000	7,155,252
Verizon Owner Trust Series 2017-3a Class A1B (1 Month LIBOR +0.27%) 144A±	1.51	4-20-2022	3,500,000	3,504,174
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	1,671,596	1,669,908

Total Asset-Backed Securities (Cost $141,738,281)				141,608,759

Corporate Bonds and Notes : 26.95%

Consumer Discretionary : 0.74%

Media : 0.74%
NBCUniversal Enterprise Incorporated (3 Month LIBOR +0.69%) 144A±	2.04	4-15-2018	4,250,000	4,260,073

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.25%

Beverages : 1.25%
Anheuser-Busch InBev Finance Company	1.90%	2-1-2019	$7,250,000	$7,235,947

Energy : 0.68%

Oil, Gas & Consumable Fuels : 0.68%
Exxon Mobil Corporation (3 Month LIBOR +0.60%) ±	2.07	2-28-2018	3,920,000	3,925,637

Financials : 21.15%

Banks : 6.65%

Branch Banking & Trust Corporation (3 Month LIBOR +0.57%) ±	1.89	6-15-2020	2,000,000	2,014,301
Branch Banking & Trust Corporation	6.85	4-30-2019	3,235,000	3,446,838
Citibank NA (3 Month LIBOR +0.34%) ±	1.67	3-20-2019	3,000,000	3,004,740
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	3,000,000	3,013,935
Credit Suisse	2.30	5-28-2019	4,000,000	4,008,605
HSBC Bank USA NA	2.25	6-23-2019	3,000,000	3,001,709
HSBC USA Incorporated	1.70	3-5-2018	2,500,000	2,500,310
HSBC USA Incorporated	2.63	9-24-2018	1,700,000	1,709,496
JPMorgan Chase & Company	1.85	3-22-2019	2,000,000	1,993,667
JPMorgan Chase & Company (3 Month LIBOR +0.84%) ±	2.16	3-22-2019	4,000,000	4,032,249
Manufacturers & Traders Trust Company	2.30	1-30-2019	3,000,000	3,005,436
MUFG Union Bank NA	2.25	5-6-2019	2,700,000	2,699,288
Union Bank NA	2.63	9-26-2018	4,000,000	4,022,920

				38,453,494

Capital Markets : 2.23%

Bank of New York Mellon Corporation	2.20	3-4-2019	2,140,000	2,143,999
Goldman Sachs Group Incorporated (3 Month LIBOR +1.04%) ±	2.41	4-25-2019	4,000,000	4,039,301
Goldman Sachs Group Incorporated	2.63	1-31-2019	1,650,000	1,660,256
Morgan Stanley (3 Month LIBOR +1.38%) ±	2.75	2-1-2019	5,000,000	5,062,925

				12,906,481

Consumer Finance : 4.52%

American Express Credit Corporation (3 Month LIBOR +0.33%) ±	1.71	5-3-2019	1,000,000	1,002,534
American Express Credit Corporation (3 Month LIBOR +0.55%) ±	1.87	3-18-2019	4,000,000	4,020,248
BMW US Capital LLC (3 Month LIBOR +0.41%) 144A±	1.73	9-13-2019	4,000,000	4,019,844
Caterpillar Financial Services Corporation (3 Month LIBOR +0.13%) ±	1.61	11-29-2019	5,000,000	5,001,941
Daimler Finance North America LLC (3 Month LIBOR +0.53%) 144A±	1.92	5-5-2020	4,000,000	4,013,165
Daimler Finance North America LLC (3 Month LIBOR +0.62%) 144A±	2.00	10-30-2019	2,000,000	2,011,248
Nissan Motor Acceptance Corporation (3 Month LIBOR +0.39%) 144A±	1.75	7-13-2020	3,000,000	3,002,300
Nissan Motor Acceptance Corporation (3 Month LIBOR +1.01%) 144A±	2.33	3-8-2019	3,000,000	3,029,614

				26,100,894

Diversified Financial Services : 1.04%
AIG Global Funding 144A	1.65	12-15-2017	6,000,000	6,000,217

Insurance : 6.71%

Berkshire Hathaway Finance Corporation (3 Month LIBOR +0.55%) ±	1.87	3-7-2018	7,000,000	7,010,440
MassMutual Global Funding 144A	2.10	8-2-2018	6,315,000	6,328,741
Metropolitan Life Global Funding I (3 Month LIBOR +0.22%) 144A±	1.54	9-19-2019	3,000,000	3,001,503
Metropolitan Life Global Funding I (3 Month LIBOR +0.40%) 144A±	1.71	6-12-2020	3,000,000	3,011,388
Metropolitan Life Global Funding I 144A	3.65	6-14-2018	575,000	580,335
New York Life Global Funding (3 Month LIBOR +0.27%) 144A±	1.62	4-9-2020	8,000,000	8,023,625
Pricoa Global Funding 1 144A	1.90	9-21-2018	1,795,000	1,794,934
Principal Life Global Funding II (3 Month LIBOR +0.50%) 144A±	1.82	12-1-2017	3,000,000	3,000,000

2

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)

Protective Life Global Funding (3 Month LIBOR +0.55%) 144A±	1.87%	6-8-2018	$6,000,000	$6,013,964

				38,764,930

Health Care : 1.04%

Health Care Equipment & Supplies : 1.04%
Medtronic Incorporated	1.50	3-15-2018	6,000,000	5,997,900

Information Technology : 0.80%

Semiconductors & Semiconductor Equipment : 0.80%
Qualcomm Incorporated (3 Month LIBOR +0.55%) ±	1.99	5-20-2020	4,600,000	4,611,044

Materials : 0.60%

Chemicals : 0.60%
Praxair Incorporated	1.25	11-7-2018	3,500,000	3,482,360

Utilities : 0.69%

Electric Utilities : 0.69%
Duke Energy Progress LLC (3 Month LIBOR +0.18%) ±	1.50	9-8-2020	4,000,000	3,999,998

Total Corporate Bonds and Notes (Cost $155,649,894)				155,738,975

Municipal Obligations : 2.72%

Colorado : 1.04%
Colorado Tender Option Bond Trust Receipts/Certificates HFA Series 2017- TPG007 (Health Revenue, Bank of America NA LIQ) 144Aø	1.87	10-29-2027	6,000,000	6,000,000

Kentucky : 0.81%
Louisville Jefferson County KY Metropolitan Government Series A (GO Revenue) %%	1.95	12-1-2018	4,690,000	4,690,000

New York : 0.87%
Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	5,000,000	4,999,950

Total Municipal Obligations (Cost $15,690,000)				15,689,950

Yankee Corporate Bonds and Notes : 15.73%

Energy : 0.93%

Oil, Gas & Consumable Fuels : 0.93%
BP Capital Markets plc (3 Month LIBOR +0.35%) ±	1.76	8-14-2018	5,400,000	5,409,673

Financials : 14.80%

Banks : 12.16%
ABN AMRO Bank NV 144A	2.10	1-18-2019	5,000,000	4,999,105
ABN AMRO Bank NV 144A	2.50	10-30-2018	2,000,000	2,009,014
Australia & New Zealand Banking Group (3 Month LIBOR +0.32%) 144A±	1.72	11-9-2020	5,000,000	4,998,206
Bank of Tokyo-Mitsubishi UFJ Limited (3 Month LIBOR +1.02%) 144A±	2.34	9-14-2018	1,250,000	1,258,571
Banque Federative du Credit Mutuel SA (3 Month LIBOR +0.49%) 144A±	1.85	7-20-2020	1,500,000	1,504,989
Banque Federative du Credit Mutuel SA 144A	2.00	4-12-2019	4,500,000	4,486,286
BNZ International Funding of London (3 Month LIBOR +0.70%) 144A±	2.14	2-21-2020	1,750,000	1,760,209
BPCE SA	2.50	7-15-2019	5,480,000	5,508,156
Commonwealth Bank of Australia (3 Month LIBOR +0.40%) 144A±	1.72	9-18-2020	3,000,000	3,004,114

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)

Export-Import Bank of Korea (3 Month LIBOR +0.70%) ±	2.16%	5-26-2019	$4,000,000	$4,006,400
Export-Import Bank of Korea	2.88	9-17-2018	1,200,000	1,203,884
ING Bank NV (3 Month LIBOR +0.61%) 144A±	2.03	8-15-2019	3,600,000	3,623,448
National Australia Bank (3 Month LIBOR +0.51%) 144A±	1.96	5-22-2020	1,000,000	1,004,774
National Australia Bank (3 Month LIBOR +0.69%) 144A±	2.01	12-9-2019	2,200,000	2,218,202
National Bank of Canada (3 Month LIBOR +0.33%) ±	1.71	11-2-2020	5,000,000	4,992,055
Nordea Bank AB (3 Month LIBOR +0.47%) 144A±	1.95	5-29-2020	6,000,000	6,031,140
Rabobank Nederland NV (3 Month LIBOR +0.51%) ±	1.91	8-9-2019	3,000,000	3,018,139
Santander UK Group Holdings plc (3 Month LIBOR +0.30%) ±	1.68	11-3-2020	3,000,000	2,998,455
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.31%) ±	1.66	10-18-2019	3,600,000	3,601,188
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.54%) ±	1.90	1-11-2019	2,000,000	2,006,818
Sumitomo Mitsui Trust Bank Limited (3 Month LIBOR +0.91%) 144A±	2.26	10-18-2019	6,000,000	6,052,396

				70,285,549

Capital Markets : 1.25%

Siemens Financieringsmaatschappij NV (3 Month LIBOR +0.32%) 144A±	1.64	9-13-2019	4,610,000	4,627,151
Siemens Financieringsmaatschappij NV (3 Month LIBOR +0.34%) 144A±	1.66	3-16-2020	2,560,000	2,568,689

				7,195,840

Diversified Financial Services : 1.39%

UBS AG (3 Month LIBOR +0.58%) 144A±	1.90	6-8-2020	4,000,000	4,021,184
UBS AG (3 Month LIBOR +0.48%) 144A±	1.96	12-1-2020	4,000,000	4,007,680

				8,028,864

Total Yankee Corporate Bonds and Notes (Cost $90,773,142)				90,919,926

Short-Term Investments : 31.08%

Certificates of Deposit : 1.47%

Barclays Bank plc (1 Month LIBOR +0.50%) ±	1.74	4-3-2018	5,000,000	5,000,000
Credit Suisse	2.41	3-8-2018	3,500,000	3,502,448

				8,502,448

Commercial Paper : 29.60%

Anglesea Funding LLC 144A(p)(z)	1.52	4-3-2018	10,000,000	9,948,067
Antalis SA (p)(z)	1.52	1-10-2018	2,500,000	2,496,079
Atlantic Asset Securitization LLC 144A(p)(z)	1.39	2-2-2018	10,000,000	9,975,395
Atlantic Asset Securitization LLC 144A(p)(z)	1.42	2-21-2018	2,000,000	1,993,463
Banco de Credito e Inversiones 144A(z)	1.22	12-11-2017	4,000,000	3,998,511
Cancarra Asset Securities LLC (z)	1.48	2-16-2018	4,400,000	4,385,977
CDP Financial Incorporated 144A(z)	1.45	12-1-2017	4,000,000	3,999,871
CDP Financial Incorporated 144A(z)	1.45	4-4-2018	2,000,000	1,990,011
CNPC Finance Hong Kong Limited 144A(z)	1.46	12-14-2017	12,000,000	11,993,197
Concord Minutemen Capital Company 144A(p)(z)	1.43	1-22-2018	10,000,000	9,979,056
CRC Funding LLC 144A(p)(z)	1.39	2-7-2018	6,000,000	5,984,020
DBS Bank Limited 144A(z)	1.55	3-19-2018	3,000,000	2,986,005
Gotham Funding Corporation 144A(p)(z)	1.38	1-24-2018	6,000,000	5,987,400
Gotham Funding Corporation 144A(p)(z)	1.38	2-1-2018	5,000,000	4,987,944
Grand China Air Limited (z)	1.53	12-14-2017	4,000,000	3,997,617
Institutional Secured Funding LLC 144A(p)(z)	1.38	1-5-2018	2,000,000	1,997,239
Institutional Secured Funding LLC 144A(p)(z)	1.38	1-10-2018	5,000,000	4,992,167
Kaiser Foundation Hospital (z)	1.28	2-7-2018	3,202,000	3,194,137
Lexington Parker Capital Company LLC 144A(p)(z)	1.39	1-12-2018	3,000,000	2,995,030
Lexington Parker Capital Company LLC 144A(p)(z)	1.46	2-8-2018	7,500,000	7,478,725
LMA Americas LLC 144A(p)(z)	1.29	1-5-2018	2,000,000	1,997,414
LMA Americas LLC 144A(p)(z)	1.32	1-16-2018	6,000,000	5,989,057
LMA Americas LLC 144A(p)(z)	1.39	1-24-2018	1,400,000	1,397,039
LMA Americas LLC 144A(p)(z)##	1.66	5-3-2018	5,000,000	4,964,725

4

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)

Macquarie Bank Limited 144A(z)		1.48	2-12-2018	$1,000,000	$996,958
Metlife Short Term Fund 144A(z)		1.36	3-12-2018	5,500,000	5,478,860
Old Line Funding LLC (1 Month LIBOR +0.20%) 144A±(p)		1.47	11-9-2018	7,000,000	7,000,000
Old Line Funding LLC 144A(p)(z)		1.34	1-10-2018	2,290,000	2,286,514
Ontario Teachers Finance Trust 144A(z)		1.39	2-2-2018	5,500,000	5,486,468
Ontario Teachers Finance Trust 144A(z)		1.43	2-22-2018	2,000,000	1,993,448
Ontario Teachers Finance Trust 144A(z)		1.45	5-18-2018	2,000,000	1,985,372
Ontario Teachers Finance Trust 144A(z)		1.53	5-17-2018	2,000,000	1,985,806
Sinochem CP Company Limited (z)		1.39	12-8-2017	4,000,000	3,998,763
Thunder Bay Funding LLC (z)		1.29	12-15-2017	3,200,000	3,198,347
Thunder Bay Funding LLC 144A(z)		1.40	2-15-2018	3,000,000	2,991,070
Toyota Motor Credit Corporation (z)		1.29	3-16-2018	7,000,000	6,973,458
Victory Receivables Corporation 144A(p)(z)		1.40	1-30-2018	7,000,000	6,983,433

					171,066,643

		Yield		Shares
Investment Companies : 0.01%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00		34,151	34,151

Total Short-Term Investments (Cost $179,603,165)					179,603,242

Total investments in securities (Cost $583,454,482)	100.99%				583,560,852

Other assets and liabilities, net	(0.99)				(5,729,810)

Total net assets	100.00%				$577,831,042

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

GO	General obligation
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	275,037	94,645,799	94,886,685	34,151	$34,151	0.01%

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Asset-backed securities	$0	$141,608,759	$0	$141,608,759
Corporate bonds and notes	0	155,738,975	0	155,738,975
Municipal obligations	0	15,689,950	0	15,689,950
Yankee corporate bonds and notes	0	90,919,926	0	90,919,926
Short-term investments
Certificates of deposit	0	8,502,448	0	8,502,448
Commercial paper	0	171,066,643	0	171,066,643
Investment companies	34,151	0	0	34,151

Total assets	$34,151	$583,526,701	$0	$583,560,852

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 84.06%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$435,490	$436,437
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	2,188,838	2,167,939
FHLB	5.63	3-14-2036	6,020,000	8,275,110
FHLMC	1.42	5-25-2021	3,545,561	3,502,056
FHLMC (1 Month LIBOR +0.50%) ±	1.75	8-15-2037	3,878,469	3,893,880
FHLMC (1 Month LIBOR +0.67%) ±	1.90	2-25-2023	855,593	860,466
FHLMC	2.38	4-25-2023	2,790,009	2,792,060
FHLMC (1 Month LIBOR +1.18%) ±	2.43	12-15-2036	423,550	438,027
FHLMC	2.62	12-25-2026	4,117,505	4,093,843
FHLMC	2.75	3-25-2027	6,788,734	6,840,512
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	2.89	10-1-2026	157,498	162,949
FHLMC	2.90	4-25-2026	6,569,988	6,633,929
FHLMC	3.00	5-15-2026	961,288	977,083
FHLMC	3.00	1-15-2054	206,046	207,446
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	6-1-2032	40,395	42,028
FHLMC (11th District Cost of Funds +1.25%) ±	3.30	7-1-2032	579,388	582,684
FHLMC ±±	3.31	5-25-2023	2,800,000	2,914,327
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.35	7-1-2029	101,845	105,338
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.40	5-1-2026	48,039	49,652
FHLMC	3.50	8-1-2045	6,503,995	6,671,591
FHLMC	3.50	11-1-2045	11,643,941	11,943,984
FHLMC	3.50	12-1-2045	8,280,365	8,493,736
FHLMC	3.50	12-1-2045	2,619,525	2,687,026
FHLMC (12 Month LIBOR +2.00%) ±	3.60	1-1-2038	1,092,391	1,158,736
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	8,182	8,318
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	47,132	47,410
FHLMC	4.00	6-1-2044	5,899,760	6,165,583
FHLMC	4.50	3-1-2042	501,422	534,988
FHLMC	4.50	9-1-2044	4,736,884	5,050,514
FHLMC	5.00	5-1-2018	10,205	10,407
FHLMC	5.00	4-1-2019	11,412	11,638
FHLMC	5.00	4-1-2019	19,361	19,745
FHLMC	5.00	6-1-2019	88,593	90,418
FHLMC	5.00	8-1-2019	251,333	256,490
FHLMC	5.00	10-1-2019	96,683	98,598
FHLMC	5.00	2-1-2020	326,614	334,338
FHLMC	5.00	8-1-2040	1,430,602	1,554,017
FHLMC	5.11	5-25-2019	1,140,000	1,177,567
FHLMC	5.50	7-1-2035	4,086,140	4,547,580
FHLMC	5.50	12-1-2038	2,500,875	2,769,759
FHLMC	6.00	10-1-2032	35,496	40,301
FHLMC	6.00	5-25-2043	4,886,209	5,437,810
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	62,274	60,820
FHLMC	6.50	4-1-2018	75	75
FHLMC	6.50	4-1-2021	3,188	3,288
FHLMC	6.50	4-1-2022	50,103	55,471
FHLMC	6.50	9-1-2028	20,181	22,366
FHLMC	6.50	9-1-2028	20,004	22,148
FHLMC	6.50	7-1-2031	3	4
FHLMC	7.00	12-1-2023	3,076	3,358
FHLMC	7.00	5-1-2024	8,479	8,554
FHLMC	7.00	12-1-2026	2,069	2,117
FHLMC	7.00	12-1-2026	460	494
FHLMC	7.00	4-1-2029	1,842	2,073
FHLMC	7.00	5-1-2029	10,797	12,210
FHLMC	7.00	4-1-2032	113,106	127,566
FHLMC	7.50	11-1-2031	197,031	223,403
FHLMC	7.50	4-1-2032	176,512	198,868
FHLMC	8.00	8-1-2023	10,376	11,052
FHLMC	8.00	6-1-2024	4,808	5,218
FHLMC	8.00	6-1-2024	3,022	3,079
FHLMC	8.00	6-1-2024	7,465	7,892
FHLMC	8.00	8-1-2026	17,419	19,974

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	8.00%	11-1-2026	$15,782	$18,002
FHLMC	8.00	11-1-2028	11,707	12,865
FHLMC	8.50	7-1-2022	1,284	1,305
FHLMC	8.50	12-1-2025	11,224	12,374
FHLMC	8.50	5-1-2026	1,738	1,897
FHLMC	8.50	8-1-2026	5,377	5,467
FHLMC	8.50	8-1-2026	19,665	19,732
FHLMC	9.00	8-1-2019	30	30
FHLMC	9.00	12-1-2019	72	75
FHLMC	9.00	1-1-2020	5	5
FHLMC	9.00	2-1-2020	66	68
FHLMC	9.00	3-1-2020	434	438
FHLMC	9.00	3-1-2020	138	139
FHLMC	9.00	9-1-2020	69	72
FHLMC	9.00	9-1-2020	387	391
FHLMC	9.00	12-1-2020	14	14
FHLMC	9.00	3-1-2021	1,284	1,298
FHLMC	9.00	4-1-2021	4,105	4,132
FHLMC	9.00	4-1-2021	2,060	2,080
FHLMC	9.00	4-1-2021	123	130
FHLMC	9.00	7-1-2021	2,442	2,451
FHLMC	9.00	7-1-2021	2,585	2,620
FHLMC	9.00	8-1-2021	236	251
FHLMC	9.00	7-1-2022	307	310
FHLMC	9.00	9-1-2024	665	676
FHLMC	9.50	8-1-2018	4	4
FHLMC	9.50	8-1-2019	23	24
FHLMC	9.50	2-1-2020	2	2
FHLMC	9.50	6-1-2020	24	24
FHLMC	9.50	8-1-2020	103	108
FHLMC	9.50	9-1-2020	11	11
FHLMC	9.50	9-1-2020	16	17
FHLMC	9.50	9-1-2020	544	550
FHLMC	9.50	10-1-2020	29	30
FHLMC	9.50	10-1-2020	18	18
FHLMC	9.50	11-1-2020	41	43
FHLMC	9.50	5-1-2021	114	122
FHLMC	9.50	9-17-2022	118,835	118,751
FHLMC	9.50	4-1-2025	18,001	18,294
FHLMC	10.00	1-1-2019	2	2
FHLMC	10.00	12-1-2019	98	101
FHLMC	10.00	3-1-2020	3	3
FHLMC	10.00	6-1-2020	10	11
FHLMC	10.00	8-1-2020	19	20
FHLMC	10.00	10-1-2021	18,277	18,482
FHLMC	10.00	8-17-2022	9,221	9,171
FHLMC	10.00	2-17-2025	181,915	187,527
FHLMC	10.50	5-1-2019	2	2
FHLMC	10.50	6-1-2019	3	3
FHLMC	10.50	8-1-2019	3,989	4,023
FHLMC	10.50	12-1-2019	8,483	8,505
FHLMC	10.50	5-1-2020	8,103	8,187
FHLMC	10.50	8-1-2020	6,095	6,137
FHLMC	10.50	8-1-2020	18,052	18,305
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	2,682,275	2,702,124
FHLMC Series 2758 Class FH (1 Month LIBOR +0.35%) ±	1.60	3-15-2019	387,411	387,763
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	1.50	10-15-2034	577,240	578,481
FHLMC Series 3767 Class PD	4.00	7-15-2040	77,328	78,231
FHLMC Series 3948 Class DA	3.00	12-15-2024	340,544	344,195
FHLMC Series K020 Class X1 ±±(c)	1.56	5-25-2022	45,360,785	2,369,929
FHLMC Series KJ14 Class A1	2.20	11-25-2023	5,596,770	5,526,879
FHLMC Series M036 Class A	4.16	12-15-2029	3,653,237	3,676,362
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	1.64	11-25-2028	275,313	274,451

2

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-23 Class A (1 Month LIBOR +0.28%) ±	1.61%	5-25-2030	$699,134	$689,553
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	1.61	9-25-2031	932,305	921,675
FHLMC Series T-42 Class A6	9.50	2-25-2042	885,903	1,083,493
FHLMC Series T-55 Class 2A1 ±±	3.30	3-25-2043	498,858	498,684
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,187,269	1,372,199
FHLMC Series T-57 Class 2A1 ±±	3.64	7-25-2043	2,246,957	2,404,386
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.14	10-25-2044	1,355,353	1,376,369
FHLMC Series T-67 Class 1A1C ±±	3.27	3-25-2036	973,950	1,005,047
FHLMC Series T-67 Class 2A1C ±±	3.30	3-25-2036	1,805,348	1,853,126
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	1.37	12-25-2036	1,964,539	1,955,856
FNMA ¤	0.00	10-9-2019	9,590,000	9,235,214
FNMA ¤	0.00	5-15-2030	7,700,000	5,292,834
FNMA (1 Month LIBOR +0.25%) ±	1.49	6-27-2036	166,812	163,912
FNMA (1 Month LIBOR +0.35%) ±	1.68	2-25-2032	762,132	767,693
FNMA	1.71	12-1-2022	4,059,619	3,999,849
FNMA	1.78	5-1-2020	918,393	908,186
FNMA (1 Month LIBOR +0.48%) ±	1.81	9-25-2037	3,339,330	3,341,273
FNMA	1.88	9-24-2026	9,060,000	8,553,292
FNMA (1 Month LIBOR +0.55%) ±	1.88	4-25-2050	2,509,566	2,514,392
FNMA	2.00	5-25-2021	49,991	49,950
FNMA (12 Month LIBOR +1.54%) ±	2.02	1-1-2043	655,280	674,661
FNMA (11th District Cost of Funds +1.27%) ±	2.08	5-1-2036	1,834,205	1,857,532
FNMA	2.13	4-24-2026	1,800,000	1,743,057
FNMA (11th District Cost of Funds +1.66%) ±	2.39	5-1-2023	317,750	318,190
FNMA (11th District Cost of Funds +1.25%) ±	2.43	9-1-2027	232,075	233,617
FNMA %%	2.50	12-18-2032	4,960,000	4,948,665
FNMA	2.50	4-25-2039	108,738	108,029
FNMA (12 Month LIBOR +1.61%) ±	2.52	5-1-2046	5,639,913	5,690,751
FNMA	2.55	3-1-2022	1,637,796	1,647,834
FNMA	2.56	3-1-2021	955,578	959,623
FNMA	2.73	1-1-2024	489,867	493,697
FNMA	2.86	11-1-2021	2,617,562	2,658,958
FNMA	3.00	5-1-2027	1,790,463	1,828,170
FNMA %%	3.00	12-18-2032	13,275,000	13,523,697
FNMA	3.00	4-1-2045	144,955	144,784
FNMA	3.00	11-1-2045	11,451,040	11,425,697
FNMA ##	3.00	12-1-2045	26,170,686	26,110,621
FNMA	3.00	11-1-2046	7,768,887	7,751,056
FNMA	3.00	12-1-2046	859,357	857,385
FNMA	3.02	2-1-2026	6,305,952	6,390,063
FNMA (11th District Cost of Funds +1.25%) ±	3.10	5-1-2036	629,456	656,572
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.17	6-1-2032	122,362	127,870
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.21	12-1-2034	912,953	956,765
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.22	9-1-2031	33,857	35,629
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.25	12-1-2040	43,597	45,878
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.30	6-1-2034	486,075	510,587
FNMA	3.31	9-25-2020	4,384,407	4,489,985
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.36	9-1-2031	305,971	319,628
FNMA	3.38	9-1-2020	1,921,926	1,975,340
FNMA (12 Month LIBOR +1.64%) ±	3.39	4-1-2032	92,763	94,296
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	3.40	10-1-2027	171,604	177,777
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	135,102	141,731
FNMA	3.44	1-1-2024	6,321,549	6,443,138
FNMA (12 Month LIBOR +1.73%) ±	3.48	9-1-2036	708,171	744,046
FNMA	3.49	12-1-2020	3,469,021	3,578,814
FNMA %%	3.50	12-18-2032	16,320,000	16,859,807
FNMA	3.50	2-1-2043	79,146	81,446
FNMA	3.50	2-1-2045	2,297,681	2,356,812
FNMA	3.50	4-1-2045	6,687,201	6,859,298
FNMA	3.50	8-1-2045	814,758	835,726
FNMA	3.50	12-1-2045	3,141,066	3,221,902
FNMA	3.50	2-1-2046	4,851,061	4,975,905

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	5-1-2046	$7,028,926	$7,209,817
FNMA %%	3.50	12-13-2047	9,950,000	10,198,361
FNMA (12 Month LIBOR +1.82%) ±	3.57	8-1-2036	1,013,092	1,065,999
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	3.69	2-1-2027	83,250	83,604
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.93	7-1-2026	161,021	168,354
FNMA	4.00	5-1-2021	374,213	385,529
FNMA	4.00	10-25-2025	1,303,324	34,077
FNMA	4.00	4-1-2046	18,149,801	18,967,334
FNMA %%	4.00	12-13-2047	8,400,000	8,774,062
FNMA	4.50	12-1-2018	115,831	117,788
FNMA	4.50	1-1-2026	1,325,110	1,347,504
FNMA	4.50	10-1-2046	613,059	652,171
FNMA %%	4.50	12-13-2047	34,002,000	36,149,798
FNMA	4.68	2-1-2020	3,093,937	3,246,579
FNMA	4.79	5-1-2019	2,042,882	2,092,250
FNMA	5.00	12-1-2018	78,992	80,407
FNMA	5.00	6-1-2019	35,361	35,994
FNMA	5.00	4-1-2023	329,518	344,573
FNMA	5.00	6-1-2023	571,093	601,266
FNMA (6 Month LIBOR +2.86%) ±	5.00	4-1-2033	21,400	22,210
FNMA	5.00	3-1-2034	593,213	648,050
FNMA	5.00	8-1-2040	7,291,966	7,908,046
FNMA	5.00	10-1-2040	784,068	850,541
FNMA	5.00	1-1-2042	696,117	754,706
FNMA (6 Month LIBOR +3.13%) ±	5.11	7-1-2033	146,536	150,361
FNMA	5.39	1-1-2024	1,885,844	2,034,422
FNMA	5.50	6-1-2020	268,877	275,747
FNMA	5.50	11-1-2023	91,929	97,435
FNMA	5.50	1-1-2025	51,501	53,993
FNMA	5.50	1-1-2025	239,601	251,236
FNMA	5.50	9-1-2033	2,261,884	2,524,222
FNMA	5.50	9-1-2033	952,847	1,062,288
FNMA	5.50	8-1-2035	689,725	767,803
FNMA	5.50	1-1-2037	706,887	787,465
FNMA	5.50	4-1-2040	1,819,306	2,027,700
FNMA	5.55	9-1-2019	264,219	263,882
FNMA	5.61	2-1-2021	1,483,067	1,541,437
FNMA	5.63	2-1-2018	1,011,613	1,016,562
FNMA	5.67	11-1-2021	5,151,060	5,534,218
FNMA	5.75	5-1-2021	3,236,593	3,471,936
FNMA	5.95	6-1-2024	1,641,272	1,801,616
FNMA	6.00	3-1-2024	80,116	89,791
FNMA	6.00	1-1-2028	1,103,344	1,236,585
FNMA	6.00	2-1-2035	1,488,775	1,635,892
FNMA	6.00	11-1-2037	547,183	619,322
FNMA	6.00	7-1-2038	219,052	247,304
FNMA %%	6.00	12-13-2047	11,085,000	12,429,706
FNMA	6.08	1-1-2019	251,639	251,312
FNMA	6.50	1-1-2024	27,817	30,820
FNMA	6.50	3-1-2028	30,533	32,579
FNMA	6.50	12-1-2029	261,269	294,609
FNMA	6.50	11-1-2031	59,961	67,120
FNMA	6.50	7-1-2036	445,289	500,899
FNMA	6.50	7-1-2036	382,396	433,641
FNMA	6.50	7-25-2042	1,607,372	1,838,833
FNMA	7.00	11-1-2026	8,624	9,316
FNMA	7.00	9-1-2031	4,475	4,482
FNMA	7.00	1-1-2032	5,444	5,982
FNMA	7.00	2-1-2032	98,616	113,763
FNMA	7.00	10-1-2032	215,503	248,047
FNMA	7.00	2-1-2034	2,070	2,254
FNMA	7.00	4-1-2034	164,208	190,523
FNMA	7.00	1-1-2036	6,474	6,857
FNMA	7.00	9-1-2036	46,096	47,368
FNMA	7.50	9-1-2031	101,245	118,308

4

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	7.50%	11-25-2031	$446,953	$517,994
FNMA	7.50	2-1-2032	34,515	38,081
FNMA	7.50	10-1-2037	1,060,460	1,252,379
FNMA	8.00	5-1-2027	37,810	38,267
FNMA	8.00	10-1-2027	3,767	3,787
FNMA	8.00	6-1-2028	5,865	6,473
FNMA	8.00	2-1-2030	58,200	63,564
FNMA	8.00	7-1-2031	1,287,152	1,494,240
FNMA	8.50	8-1-2024	23,282	25,170
FNMA	8.50	5-1-2026	120,001	130,636
FNMA	8.50	7-1-2026	25,112	26,136
FNMA	8.50	8-1-2026	12,789	12,931
FNMA	8.50	10-1-2026	64	64
FNMA	8.50	10-1-2026	5,395	5,409
FNMA	8.50	11-1-2026	29,379	29,939
FNMA	8.50	11-1-2026	8,450	8,765
FNMA	8.50	12-1-2026	154,030	173,036
FNMA	8.50	12-1-2026	17,041	18,807
FNMA	8.50	12-1-2026	277	278
FNMA	8.50	2-1-2027	239	265
FNMA	8.50	2-1-2027	7,029	7,048
FNMA	8.50	3-1-2027	824	881
FNMA	8.50	6-1-2027	76,009	82,595
FNMA	8.50	7-1-2029	845	848
FNMA	9.00	3-1-2021	9,015	9,099
FNMA	9.00	6-1-2021	93	99
FNMA	9.00	7-1-2021	8,195	8,252
FNMA	9.00	8-1-2021	117	124
FNMA	9.00	10-1-2021	1,226	1,236
FNMA	9.00	1-1-2025	17,865	19,600
FNMA	9.00	3-1-2025	2,039	2,060
FNMA	9.00	3-1-2025	1,123	1,127
FNMA	9.00	4-1-2025	1,419	1,423
FNMA	9.00	7-1-2028	22,327	22,634
FNMA	9.50	11-1-2020	73	77
FNMA	9.50	12-15-2020	15,283	15,497
FNMA	9.50	1-1-2021	11,640	11,819
FNMA	9.50	6-1-2022	1,081	1,092
FNMA	9.50	7-1-2028	6,333	6,355
FNMA	10.00	12-1-2020	11,679	11,793
FNMA	11.00	10-15-2020	583	593
FNMA Series 1988-7 Class Z	9.25	4-25-2018	404	407
FNMA Series 1989-10 Class Z	9.50	3-25-2019	24,353	25,047
FNMA Series 1989-100 Class Z	8.75	12-25-2019	13,215	13,727
FNMA Series 1989-12 Class Y	10.00	3-25-2019	27,673	28,553
FNMA Series 1989-22 Class G	10.00	5-25-2019	47,987	49,719
FNMA Series 1989-63 Class Z	9.40	10-25-2019	2,599	2,696
FNMA Series 1989-98 Class E	9.20	12-25-2019	16,024	16,524
FNMA Series 1990-144 Class W	9.50	12-25-2020	33,629	36,334
FNMA Series 1990-75 Class Z	9.50	7-25-2020	59,747	63,811
FNMA Series 1990-84 Class Y	9.00	7-25-2020	6,699	7,096
FNMA Series 1990-96 Class Z	9.67	8-25-2020	89,277	95,829
FNMA Series 1991-5 Class Z	8.75	1-25-2021	15,337	16,110
FNMA Series 1991-85 Class Z	8.00	6-25-2021	24,478	26,191
FNMA Series 1992-45 Class Z	8.00	4-25-2022	70,309	76,119
FNMA Series 1999-W6 Class A ±±	9.16	9-25-2028	2,628	2,641
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	811,807	937,582
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,118,328	1,313,334
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	284,892	346,743
FNMA Series 2002-T12 Class A5 ±±	4.17	10-25-2041	1,071,804	1,116,454
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	4,461,855	5,141,983
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.12%) ±	1.63	5-25-2032	283,730	280,335

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2002-W4 Class A4	6.25%	5-25-2042	$693,085	$780,039
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	1.61	3-25-2033	1,121,452	1,098,653
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	1.53	6-25-2033	114,768	112,596
FNMA Series 2003-W1 Class 1A1 ±±	6.50	12-25-2042	673,429	721,249
FNMA Series 2003-W11 Class A1 ±±	4.51	6-25-2033	91,561	95,693
FNMA Series 2003-W3 Class 1A4 ±±	3.66	8-25-2042	2,746,185	2,858,630
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	1.51	4-25-2033	376,450	362,619
FNMA Series 2003-W6 Class 6A ±±	3.67	8-25-2042	1,742,796	1,805,440
FNMA Series 2003-W6 Class PT4 ±±	8.41	10-25-2042	1,679,378	2,080,249
FNMA Series 2003-W8 Class PT1 ±±	10.24	12-25-2042	643,007	728,930
FNMA Series 2004-79 Class FA (1 Month LIBOR +0.29%) ±	1.62	8-25-2032	409,275	409,979
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	635,701	721,302
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	1,370,697	1,585,731
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	864,846	1,002,067
FNMA Series 2005-71 Class DB	4.50	8-25-2025	845,572	872,609
FNMA Series 2006-M2 Class A2F ±±	5.26	5-25-2020	171,018	170,870
FNMA Series 2007-W10 Class 2A ±±	6.33	8-25-2047	487,152	534,689
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	783,189	43,528
FNMA Series 2011-42 Class A	3.00	2-25-2024	161,236	161,684
FNMA Series 2012-M9 Class ASQ2	1.51	12-25-2017	389,575	389,172
FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	1.49	3-25-2019	1,443,768	1,443,598
FNMA Series 265 Class 2	9.00	3-25-2024	91,025	104,607
FNMA Series G-8 Class E	9.00	4-25-2021	49,336	51,976
FNMA Series G92-30 Class Z	7.00	6-25-2022	68,761	71,899
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	1,347,750	1,444,977
GNMA %%	3.50	12-20-2047	29,105,000	30,087,294
GNMA (1 Year Treasury Constant Maturity +0.45%) ±	1.60	5-20-2066	6,648,432	6,675,624
GNMA (1 Month LIBOR +0.70%) ±	1.93	8-20-2065	3,933,066	3,961,662
GNMA (1 Month LIBOR +0.73%) ±	1.96	9-20-2063	4,460,497	4,485,705
GNMA (12 Month LIBOR +0.90%) ±	2.13	8-20-2065	4,134,757	4,182,273
GNMA (12 Month LIBOR +0.90%) ±	2.13	4-20-2066	5,462,291	5,529,522
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.00	8-20-2020	69,202	69,620
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.00	11-20-2020	43,866	44,383
GNMA ##	3.00	11-20-2045	16,033,727	16,172,388
GNMA ##	4.00	9-20-2047	15,578,217	16,321,917
GNMA	5.00	7-20-2040	1,530,430	1,671,322
GNMA	5.50	4-20-2034	1,163,360	1,249,469
GNMA	6.00	8-20-2034	159,509	171,755
GNMA	6.50	12-15-2025	27,149	30,184
GNMA	6.50	5-15-2029	724	805
GNMA	6.50	5-15-2031	1,325	1,473
GNMA	6.50	9-20-2033	54,528	62,781
GNMA	7.00	12-15-2022	27,375	28,732
GNMA	7.00	5-15-2026	2,599	2,753
GNMA	7.00	3-15-2028	41,445	44,266
GNMA	7.00	4-15-2031	1,034	1,055
GNMA	7.00	8-15-2031	20,011	20,849
GNMA	7.00	3-15-2032	14,960	15,266
GNMA	7.34	10-20-2021	34,516	34,933
GNMA	7.34	2-20-2022	6,270	6,284
GNMA	7.34	9-20-2022	10,010	10,034
GNMA	8.00	6-15-2023	3,783	4,045
GNMA	8.00	12-15-2023	235,011	258,156
GNMA	8.00	2-15-2024	750	808
GNMA	8.00	9-15-2024	3,560	3,648
GNMA	8.00	6-15-2025	69	69
GNMA	8.35	4-15-2020	89,739	92,437
GNMA	8.40	5-15-2020	60,106	62,072
GNMA	9.50	10-20-2019	8,444	8,472
GNMA	10.00	12-15-2018	2,011	2,019
GNMA Series 2002-53 Class IO ±±(c)	0.60	4-16-2042	432,610	7
GNMA Series 2005-23 Class IO ±±(c)	0.01	6-17-2045	3,128,212	1,047
GNMA Series 2006-32 Class C ±±	5.30	11-16-2038	3,565,301	3,628,735
GNMA Series 2006-32 Class XM ±±(c)	0.02	11-16-2045	10,876,687	6,388
GNMA Series 2006-68 Class D ±±	5.31	12-16-2037	1,620,382	1,642,536

6

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA Series 2007-69 Class D ±±	5.25%	6-16-2041	$734,917	$766,030
GNMA Series 2008-22 Class XM ±±(c)	0.92	2-16-2050	21,098,537	550,066
GNMA Series 2012-12 Class HD	2.00	5-20-2062	2,044,835	2,039,991
GNMA Series 2016-H07 Class FE (12 Month LIBOR +1.15%) ±	2.38	3-20-2066	4,756,772	4,872,046
GNMA Series 2016-H07 Class FH (12 Month LIBOR +1.00%) ±	2.23	2-20-2066	4,390,567	4,465,734
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,272,214
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	20,805,000	20,081,437
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	24,300,000	23,045,635
TVA ¤	0.00	11-1-2025	10,000,000	8,080,142
TVA	2.88	2-1-2027	8,480,000	8,633,361
TVA	4.63	9-15-2060	7,550,000	9,330,162
TVA	5.38	4-1-2056	4,900,000	6,793,468

Total Agency Securities (Cost $677,953,326)				682,822,310

Asset-Backed Securities : 1.39%
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	6,900,000	6,871,600
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,414,749

Total Asset-Backed Securities (Cost $11,343,366)				11,286,349

Corporate Bonds and Notes : 1.01%

Utilities : 1.01%

Electric Utilities : 1.01%

Cleveland Thermal LLC	6.25	11-1-2018	205,000	212,507
Cleveland Thermal LLC	7.75	11-1-2025	2,665,000	2,876,748
Cleveland Thermal LLC	8.00	11-1-2028	1,800,000	1,947,044
Cleveland Thermal LLC	8.25	11-1-2037	2,880,000	3,121,709

Total Corporate Bonds and Notes (Cost $8,851,276)				8,158,008

Municipal Obligations : 1.79%

Iowa : 0.96%

Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.24	4-1-2022	7,815,000	7,815,000

Texas : 0.83%

San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	6,724,577

Total Municipal Obligations (Cost $13,928,923)				14,539,577

Non-Agency Mortgage-Backed Securities : 4.00%
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,396,887
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,043,396
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	4,195,000	4,255,694
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,282,861
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,047,879
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,900,000	5,194,665
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,637,835
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.36	2-15-2025	185,946	209,821
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	274,385	316,006
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	2,084,616	2,138,909

Total Non-Agency Mortgage-Backed Securities (Cost $32,784,686)				32,523,953

U.S. Treasury Securities : 11.34%
U.S. Treasury Bond ##	2.88	11-15-2046	11,620,000	11,696,256

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Government Securities Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond ##		3.63%	8-15-2043	$5,170,000	$5,938,028
U.S. Treasury Bond ##		3.75	11-15-2043	24,730,000	29,001,721
U.S. Treasury Bond ##		4.25	11-15-2040	1,590,000	1,992,779
U.S. Treasury Bond ##		4.38	2-15-2038	3,500,000	4,432,559
U.S. Treasury Note ##		1.75	5-15-2023	36,400,000	35,561,094
U.S. Treasury Note		2.25	8-15-2027	3,560,000	3,503,819

Total U.S. Treasury Securities (Cost $90,525,065)					92,126,256

Yankee Corporate Bonds and Notes : 3.97%

Financials : 3.37%

Banks : 3.37%

KfW		1.25	9-30-2019	21,250,000	20,985,991
Royal Bank of Canada Incorporated		2.00	10-1-2018	6,370,000	6,377,989

					27,363,980

Industrials : 0.60%

Transportation Infrastructure : 0.60%
Boldini Limited		3.85	1-19-2036	4,875,000	4,880,098

Total Yankee Corporate Bonds and Notes (Cost $32,944,295)					32,244,078

Yankee Government Bonds : 5.08%
Hashemite Kingdom of Jordan		3.00	6-30-2025	9,800,000	10,103,899
State of Israel		5.50	12-4-2023	9,030,000	10,600,870
State of Israel		5.50	9-18-2033	7,390,000	9,783,362
Ukraine		1.47	9-29-2021	11,090,000	10,757,300

Total Yankee Government Bonds (Cost $42,136,557)					41,245,431

		Yield		Shares
Short-Term Investments : 3.54%

Investment Companies : 3.27%

Wells Fargo Government Money Market Fund Select Class ##(l)(u)		1.00		26,555,730	26,555,730

				Principal
U.S. Treasury Securities : 0.27%
U.S. Treasury Bill (z)#		0.95	12-14-2017	$2,225,000	2,224,268

Total Short-Term Investments (Cost $28,779,911)					28,779,999

Total investments in securities (Cost $939,247,405)	116.18%				943,725,960

Other assets and liabilities, net	(16.18)				(131,405,757)

Total net assets	100.00%				$812,320,203

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.

8

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2017 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LOC	Letter of credit
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority

9

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	7,067,691	83,867,142	64,379,103	26,555,730	$26,555,730	3.27%

Wells Fargo Government Securities (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$682,822,310	$0	$682,822,310
Asset-backed securities	0	11,286,349	0	11,286,349
Corporate bonds and notes	0	8,158,008	0	8,158,008
Municipal obligations	0	14,539,577	0	14,539,577
Non-agency mortgage-backed securities	0	32,523,953	0	32,523,953
U.S. Treasury securities	92,126,256	0	0	92,126,256
Yankee corporate bonds and notes	0	32,244,078	0	32,244,078
Yankee government bonds	0	41,245,430	0	41,245,430
Short-term investments
Investment companies	26,555,731	0	0	26,555,731
U.S. Treasury securities	2,224,268	0	0	2,224,268

	120,906,255	822,819,705	0	943,725,960

Futures contracts	62,781	0	0	62,781

Total assets	$120,969,036	$822,819,705	$0	$943,788,741

Liabilities
Futures contracts	$21,516	$0	$0	$21,516

Total liabilities	$21,516	$0	$0	$21,516

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 7.44%

Consumer Staples : 0.10%

Food Products : 0.10%
Lamb Weston Holdings Incorporated	10,000	$543,700
Energy : 2.18%

Oil, Gas & Consumable Fuels : 2.18%

Andeavor Logistics LP	85,000	3,804,600
Kinder Morgan Incorporated	225,000	3,876,750
Plains All American Pipeline LP	200,000	3,900,000

		11,581,350
Health Care : 0.43%

Health Care Equipment & Supplies : 0.43%

Abbott Laboratories	35,000	1,972,950
West Pharmaceutical Services Incorporated	3,000	299,790

		2,272,740
Industrials : 0.81%

Aerospace & Defense : 0.59%

Huntington Ingalls Industries Incorporated	5,000	1,208,350
Raytheon Company	10,000	1,911,500

		3,119,850
Machinery : 0.22%
John Bean Technologies Corporation	10,000	1,197,500
Information Technology : 2.87%

Electronic Equipment, Instruments & Components : 0.17%
Amphenol Corporation Class A	10,000	905,900
Internet Software & Services : 0.20%
Alphabet Incorporated Class A †	1,000	1,036,170
IT Services : 0.24%
Leidos Holdings Incorporated	20,000	1,271,400
Semiconductors & Semiconductor Equipment : 2.26%

Broadcom Limited	30,000	8,338,200
Microsemi Corporation †	15,000	792,750
QUALCOMM Incorporated	5,000	331,700
Texas Instruments Incorporated	5,000	486,450
Xilinx Incorporated	30,000	2,085,300

		12,034,400
Materials : 0.39%

Chemicals : 0.39%
LyondellBasell Industries NV Class A	20,000	2,094,000

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Shares	Value
Real Estate : 0.18%

Equity REITs : 0.18%
Saul Centers Incorporated	15,000	$968,100

Utilities : 0.48%

Electric Utilities : 0.22%
American Electric Power Company Incorporated	15,000	1,164,450

Gas Utilities : 0.26%
Atmos Energy Corporation	15,000	1,384,350

Total Common Stocks (Cost $33,698,583)		39,573,910

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 78.97%

Consumer Discretionary : 8.04%

Auto Components : 2.23%

Allison Transmission Incorporated 144A	5.00%	10-1-2024	$1,000,000	1,041,550
Dana Holding Corporation	5.50	12-15-2024	2,000,000	2,118,200
Goodyear Tire & Rubber Company	5.13	11-15-2023	2,500,000	2,593,750
Tenneco Incorporated	5.00	7-15-2026	6,000,000	6,120,000

				11,873,500

Hotels, Restaurants & Leisure : 0.61%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,216,238

Household Durables : 0.90%

KB Home	7.50	9-15-2022	3,000,000	3,442,500
Lennar Corporation	4.75	5-30-2025	1,300,000	1,342,250

				4,784,750

Media : 2.76%

CCO Holdings LLC 144A	5.75	2-15-2026	3,000,000	3,112,500
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	3,018,750
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	5,500,000	5,486,250
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,082,500

				14,700,000

Specialty Retail : 1.54%

Group 1 Automotive Incorporated	5.00	6-1-2022	3,065,000	3,160,781
Sally Holdings LLC / Sally Capital Incorporated «	5.63	12-1-2025	5,000,000	5,000,000

				8,160,781

Consumer Staples : 3.39%

Food Products : 2.99%

Dean Foods Company 144A«	6.50	3-15-2023	5,000,000	4,962,500
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,033,750
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	9,912,500

				15,908,750

Household Products : 0.40%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,100,000

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 3.94%

Energy Equipment & Services : 0.20%
NGPL PipeCo LLC 144A	4.88%	8-15-2027	$1,000,000	$1,038,170

Oil, Gas & Consumable Fuels : 3.74%

Cheniere Corpus Christi Holdings LLC 144A	5.13	6-30-2027	13,500,000	13,955,625
Tennessee Gas Pipeline Company	7.00	3-15-2027	5,000,000	5,952,962

				19,908,587

Financials : 1.93%

Banks : 0.63%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,326,250

Consumer Finance : 0.66%

Navient Corporation	5.88	10-25-2024	1,000,000	1,005,300
SLM Corporation	5.50	1-25-2023	2,500,000	2,503,125

				3,508,425

Insurance : 0.64%
Genworth Holdings Incorporated	4.80	2-15-2024	4,000,000	3,420,000

Health Care : 13.21%

Health Care Equipment & Supplies : 2.03%

Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,040,000
Teleflex Incorporated	4.88	6-1-2026	9,415,000	9,752,904

				10,792,904

Health Care Providers & Services : 8.68%

AMN Healthcare Incorporated 144A	5.13	10-1-2024	12,298,000	12,697,685
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	5,000,000	5,006,250
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	2,035,000
HCA Incorporated	5.38	2-1-2025	5,000,000	5,187,500
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,116,000
HealthSouth Corporation	5.75	11-1-2024	4,000,000	4,095,000
Kindred Healthcare Incorporated «	8.75	1-15-2023	4,000,000	4,000,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,591,875
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	4,400,000	4,444,000

				46,173,310

Health Care Technology : 0.98%

Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	3,000,000	3,105,000
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	2,095,000

				5,200,000

Pharmaceuticals : 1.52%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	8,100,000

Industrials : 17.26%

Aerospace & Defense : 5.92%

Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	6,500,000	6,995,625
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,193,750
Orbital ATK Incorporated	5.50	10-1-2023	4,114,000	4,350,555

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)

TransDigm Group Incorporated	6.38%	6-15-2026	$14,700,000	$14,920,500

				31,460,430

Commercial Services & Supplies : 0.78%
Acco Brands Corporation 144A	5.25	12-15-2024	4,000,000	4,165,000

Construction & Engineering : 0.57%
Aecom Company	5.13	3-15-2027	3,000,000	3,057,900

Machinery : 4.71%

Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,423,188
SPX FLOW Incorporated 144A	5.63	8-15-2024	7,000,000	7,367,500
SPX FLOW Incorporated 144A	5.88	8-15-2026	12,500,000	13,250,000

				25,040,688

Trading Companies & Distributors : 5.28%

HD Supply Incorporated 144A	5.75	4-15-2024	9,582,000	10,204,830
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	3,165,000
Wesco Distribution Incorporated	5.38	6-15-2024	14,245,000	14,707,963

				28,077,793

Information Technology : 12.49%

Communications Equipment : 2.42%

CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,589,500
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	4,280,000

				12,869,500

Electronic Equipment, Instruments & Components : 0.96%
TTM Technologies Incorporated 144A	5.63	10-1-2025	5,000,000	5,131,250

IT Services : 0.39%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,090,000

Semiconductors & Semiconductor Equipment : 3.47%

Micron Technology Incorporated	5.50	2-1-2025	7,900,000	8,336,870
Micron Technology Incorporated 144A	5.63	1-15-2026	6,750,000	7,121,250
Versum Materials Incorporated 144A	5.50	9-30-2024	2,810,000	3,006,700

				18,464,820

Software : 1.56%

Nuance Communications Company	6.00	7-1-2024	6,760,000	7,233,200
Symantec Corporation 144A	5.00	4-15-2025	1,000,000	1,047,500

				8,280,700

Technology Hardware, Storage & Peripherals : 3.69%

Diebold Incorporated	8.50	4-15-2024	15,200,000	16,340,000
Western Digital Corporation 144A	7.38	4-1-2023	3,000,000	3,262,500

				19,602,500

Materials : 10.85%

Chemicals : 8.40%

A. Schulman Incorporated	6.88	6-1-2023	12,000,000	12,570,000
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,612,030
Olin Corporation	5.50	8-15-2022	8,275,000	8,895,625

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)

Rayonier Advanced Materials Products Incorporated 144A	5.50%	6-1-2024	$7,775,000	$7,670,893
Scotts Miracle-Gro Company	6.00	10-15-2023	1,000,000	1,063,750
Valvoline Incorporated 144A	4.38	8-15-2025	8,000,000	8,060,000
Valvoline Incorporated 144A	5.50	7-15-2024	2,630,000	2,794,375

				44,666,673

Containers & Packaging : 1.79%

Ball Corporation	4.00	11-15-2023	1,500,000	1,541,250
Berry Plastics Corporation	5.13	7-15-2023	2,000,000	2,095,000
Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	2,088,400
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,185,000
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,608,750

				9,518,400

Metals & Mining : 0.51%
Steel Dynamics Incorporated	5.50	10-1-2024	2,550,000	2,714,220

Paper & Forest Products : 0.15%
P.H. Glatfelter Company	5.38	10-15-2020	810,000	822,150

Real Estate : 6.12%

Equity REITs : 6.12%

Equinix Incorporated	5.38	5-15-2027	6,430,000	6,943,114
Equinix Incorporated	5.75	1-1-2025	5,193,000	5,550,019
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	511,250
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	13,355,625
Iron Mountain Incorporated	5.75	8-15-2024	2,000,000	2,047,500
Sabra Health Care REIT Incorporated	5.38	6-1-2023	4,000,000	4,130,000

				32,537,508

Telecommunication Services : 0.83%

Diversified Telecommunication Services : 0.42%
Level 3 Financing Incorporated	5.25	3-15-2026	2,265,000	2,221,116

Wireless Telecommunication Services : 0.41%
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	2,191,860

Utilities : 0.91%

Electric Utilities : 0.91%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,845,313

Total Corporate Bonds and Notes (Cost $408,029,199)				419,969,486

Yankee Corporate Bonds and Notes : 11.53%

Consumer Discretionary : 3.41%

Auto Components : 1.78%
Adient Global Holdings Company 144A	4.88	8-15-2026	9,210,000	9,445,960

Automobiles : 0.60%
Fiat Chrysler Automobiles NV «	5.25	4-15-2023	3,000,000	3,172,800

Hotels, Restaurants & Leisure : 0.63%
International Game Technology 144A	6.50	2-15-2025	3,000,000	3,378,750

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Media : 0.40%
Quebecor Media Incorporated		5.75%	1-15-2023	$2,000,000	$2,135,000

Financials : 1.37%

Diversified Financial Services : 1.37%
Tronox Finance plc 144A		5.75	10-1-2025	7,000,000	7,280,000

Health Care : 2.61%

Pharmaceuticals : 2.61%
Mallinckrodt plc 144A		5.50	4-15-2025	16,500,000	13,901,248

Industrials : 1.63%

Electrical Equipment : 1.63%

Sensata Technologies BV 144A		4.88	10-15-2023	3,000,000	3,132,750
Sensata Technologies BV 144A		5.63	11-1-2024	5,000,000	5,525,000

					8,657,750

Information Technology : 2.13%

Technology Hardware, Storage & Peripherals : 2.13%

Seagate HDD		4.75	6-1-2023	4,140,000	4,196,925
Seagate HDD		4.88	6-1-2027	7,500,000	7,136,022

					11,332,947

Telecommunication Services : 0.38%

Diversified Telecommunication Services : 0.38%
Virgin Media Finance plc 144A		5.75	1-15-2025	2,000,000	2,045,000

Total Yankee Corporate Bonds and Notes (Cost $61,801,478)					61,349,455

		Yield		Shares
Short-Term Investments : 3.55%

Investment Companies : 3.55%

Securities Lending Cash Investment LLC (l)(r)(u)		1.29		14,472,850	14,474,297
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00		4,394,349	4,394,349

Total Short-Term Investments (Cost $18,868,622)					18,868,646

Total investments in securities (Cost $522,397,882)	101.49%				539,761,497

Other assets and liabilities, net	(1.49)				(7,923,820)

Total net assets	100.00%				$531,837,677

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

6

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

7

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	13,052,787	16,213,747	14,793,684	14,472,850	$14,474,297	2.72%
Wells Fargo Government Money Market Fund Select Class	8,238,288	49,204,066	53,048,005	4,394,349	4,394,349	0.83%

					$18,868,646	3.55%

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$543,700	$0	$0	$543,700
Energy	11,581,350	0	0	11,581,350
Health care	2,272,740	0	0	2,272,740
Industrials	4,317,350	0	0	4,317,350
Information technology	15,247,870	0	0	15,247,870
Materials	2,094,000	0	0	2,094,000
Real estate	968,100	0	0	968,100
Utilities	2,548,800	0	0	2,548,800
Corporate bonds and notes	0	419,969,486	0	419,969,486
Yankee corporate bonds and notes	0	61,349,455	0	61,349,455
Short-term investments
Investment companies	4,394,349	0	0	4,394,349
Investments measured at net asset value*				14,474,297

Total assets	$43,968,259	$481,318,941	$0	$539,761,497

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $14,474,297 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 23.41%
FHLMC (12 Month LIBOR +1.33%) ±	2.90%	1-1-2036	$32,242	$33,373
FHLMC	3.50	12-1-2045	4,079,797	4,184,926
FHLMC	3.50	12-1-2045	1,439,528	1,476,622
FHLMC	4.00	6-1-2044	3,134,946	3,276,196
FHLMC	5.00	6-1-2036	330,540	360,221
FHLMC	5.00	8-1-2040	306,170	332,583
FHLMC	5.50	8-1-2038	69,029	76,297
FHLMC	5.50	12-1-2038	624,794	691,969
FHLMC	5.50	6-1-2040	1,022,702	1,130,106
FHLMC	7.50	5-1-2038	3,729	3,836
FHLMC	8.00	2-1-2030	273	317
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,033,451	1,041,098
FHLMC Series 2640 Class G	4.50	7-15-2018	61,722	61,984
FHLMC Series 3774 Class AB	3.50	12-15-2020	140,663	143,457
FHLMC Series K020 Class X1 ±±(c)	1.56	5-25-2022	13,629,011	712,064
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,655,157	1,907,524
FHLMC Series T-57 Class 2A1 ±±	3.64	7-25-2043	50,678	54,228
FHLMC Series T-59 Class 2A1 ±±	3.38	10-25-2043	259,630	255,873
FNMA ¤	0.00	10-9-2019	5,000,000	4,815,023
FNMA	2.13	4-24-2026	2,855,000	2,764,682
FNMA %%	2.50	12-18-2032	1,645,000	1,641,241
FNMA (12 Month LIBOR +1.61%) ±	2.52	5-1-2046	1,505,580	1,519,151
FNMA (12 Month LIBOR +1.61%) ±	2.55	3-1-2046	1,513,238	1,528,178
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	2.91	1-1-2036	108,829	115,083
FNMA	3.00	11-1-2045	2,311,749	2,306,633
FNMA	3.00	12-1-2045	5,820,113	5,806,755
FNMA	3.00	12-1-2046	2,620,801	2,614,786
FNMA %%	3.00	12-13-2047	13,465,000	13,425,025
FNMA	3.02	2-1-2026	3,234,205	3,277,344
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.22	8-1-2036	1,152,875	1,218,051
FNMA	3.27	7-1-2022	1,231,585	1,274,885
FNMA (12 Month LIBOR +1.73%) ±	3.48	9-1-2036	25,999	27,316
FNMA	3.50	10-1-2043	1,149,607	1,180,994
FNMA	3.50	4-1-2045	333,963	342,558
FNMA	3.50	8-1-2045	7,156,212	7,340,379
FNMA %%	3.50	12-13-2047	14,500,000	14,861,662
FNMA (12 Month LIBOR +1.82%) ±	3.57	8-1-2036	38,750	40,773
FNMA	3.95	9-1-2021	412,492	434,956
FNMA	4.00	9-1-2024	149,685	154,211
FNMA	4.00	2-1-2046	695,101	726,347
FNMA	4.00	4-1-2046	3,322,336	3,471,987
FNMA %%	4.00	12-13-2047	5,040,000	5,264,437
FNMA	4.26	4-1-2021	2,711,421	2,872,064
FNMA	5.00	1-1-2024	104,640	109,478
FNMA	5.00	2-1-2036	32,499	35,508
FNMA	5.00	6-1-2040	114,897	124,638
FNMA	5.00	8-1-2040	1,914,228	2,075,956
FNMA	5.50	11-1-2023	62,080	65,799
FNMA	5.50	8-1-2034	110,935	123,725
FNMA	5.50	2-1-2035	34,344	38,313
FNMA	5.50	8-1-2038	108,823	119,709
FNMA	5.50	8-1-2038	518,617	574,068
FNMA	6.00	10-1-2037	561,282	632,762
FNMA	6.00	11-1-2037	42,394	47,983
FNMA	6.50	7-1-2036	29,245	32,897
FNMA	6.50	7-1-2036	13,737	15,578
FNMA	6.50	11-1-2036	6,132	6,820
FNMA	7.00	12-1-2022	192,077	201,878
FNMA	7.00	7-1-2036	11,083	11,661
FNMA	7.00	11-1-2037	8,796	9,595
FNMA	7.50	5-1-2038	1,971	1,993
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	7,023	8,320
FNMA Series 2003-W08 Class 4A ±±	3.70	11-25-2042	166,261	173,327
FNMA Series 2003-W14 Class 2A ±±	3.05	6-25-2045	133,637	141,730
FNMA Series 2003-W14 Class 2A ±±	4.04	1-25-2043	307,928	324,704
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,385,121	1,611,466
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	680,731	788,739
GNMA %%	3.50	12-20-2047	11,685,000	12,079,369

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.00%	11-20-2045	$5,183,890	$5,228,721
GNMA	4.00	9-20-2047	5,098,235	5,341,623
GNMA	5.00	7-20-2040	780,090	851,905
GNMA	7.50	12-15-2029	705	777
GNMA Series 2008-22 Class XM ±±(c)	0.90	2-16-2050	1,542,095	40,204
STRIPS ¤	0.00	5-15-2044	9,125,000	4,232,960

Total Agency Securities (Cost $129,297,370)				129,819,401

Asset-Backed Securities : 5.03%
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	1,675,167	1,674,397
BMW Vehicle Lease Trust Series 2015-2 Class A3	1.40	9-20-2018	271,324	271,294
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	1,437,619	1,436,474
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	1,478,183	1,475,989
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,656,785
Citibank Credit Card Issuance Trust Series 2016-A1 Class A1	1.75	11-19-2021	370,000	367,893
CNH Equipment Trust Series 2014-C Class A3	1.05	11-15-2019	306,972	306,574
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	460,780	460,492
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,016,934
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,605,975	1,640,099
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	253,437	253,335
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,599,704
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.09	6-15-2019	131,454	131,416
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	1,205,000	1,202,388
Hyundai Auto Receivables Trust Series 2016-A Class A4 144A	1.80	12-16-2019	3,685,000	3,685,463
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	851,099	850,041
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,961,559
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,625,000	1,624,442
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.55	10-25-2027	2,646,113	2,682,641
SunTrust Auto Receivables Trust Series 2015-1A Class A3 144A	1.42	9-16-2019	383,509	383,402
Telenet Finance Luxembourg Notes 144A%%	5.50	3-1-2028	1,000,000	997,500
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	255,320	255,305
World Omni Auto Receivables Trust Series 2015-A Series A3	1.34	5-15-2020	977,722	976,616

Total Asset-Backed Securities (Cost $27,921,339)				27,910,743

Corporate Bonds and Notes : 17.90%

Consumer Discretionary : 1.65%

Auto Components : 0.02%
Allison Transmission Incorporated 144A	4.75	10-1-2027	135,000	136,181

Internet & Direct Marketing Retail : 0.17%
Amazon.com Incorporated	4.95	12-5-2044	815,000	955,358

Media : 1.10%

Charter Communications Operating LLC	4.46	7-23-2022	2,155,000	2,246,252
Charter Communications Operating LLC	6.48	10-23-2045	655,000	753,085
Discovery Communications LLC	3.95	3-20-2028	1,695,000	1,658,591
Discovery Communications LLC	6.35	6-1-2040	550,000	626,294
SES Global Americas Holding Company 144A	5.30	3-25-2044	880,000	811,564

				6,095,786

Multiline Retail : 0.17%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	940,000	933,270

Specialty Retail : 0.19%
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,000,000	1,042,500

Energy : 1.54%
Oil, Gas & Consumable Fuels : 1.54%

Andeavor Corporation 144A	4.75	12-15-2023	2,015,000	2,154,734
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,427,611
Nabors Industries Limited «	5.50	1-15-2023	705,000	682,088

2

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)

Sabine Pass Liquefaction LLC	5.00%	3-15-2027	$2,225,000	$2,369,834
Sabine Pass Liquefaction LLC	6.25	3-15-2022	905,000	1,011,151
SemGroup Corporation 144A	7.25	3-15-2026	875,000	894,688

				8,540,106

Financials : 9.36%

Banks : 2.65%

Bank of America Corporation	3.95	4-21-2025	1,170,000	1,202,809
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	1,290,000	1,430,288
BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	1,000,000	1,087,500
Citizens Financial Group (3 Month LIBOR +3.56%) ±	5.16	6-29-2023	1,340,000	1,359,515
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,889,080
Huntington National Bank	2.20	11-6-2018	1,985,000	1,987,880
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,564,242
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	1,370,000	1,424,800
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	601,725
Santander Holdings USA 144A	3.70	3-28-2022	1,125,000	1,143,172

				14,691,011

Capital Markets : 2.05%

Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,140,354
Goldman Sachs Group Incorporated	2.35	11-15-2021	1,980,000	1,947,225
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,246,191
Goldman Sachs Group Incorporated (3 Month LIBOR +3.83%) ±	5.30	12-29-2049	1,100,000	1,173,700
Legg Mason Incorporated	5.63	1-15-2044	815,000	900,309
Morgan Stanley	2.63	11-17-2021	2,980,000	2,973,380
Morgan Stanley	2.75	5-19-2022	2,000,000	1,995,941

				11,377,100

Consumer Finance : 0.84%

ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,684,987
PACCAR Financial Corporation	2.30	8-10-2022	3,000,000	2,978,051

				4,663,038

Diversified Financial Services : 0.88%

Brookfield Finance LLC	4.00	4-1-2024	2,005,000	2,071,069
Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,192,276
LPL Holdings Incorporated 144A	5.75	9-15-2025	600,000	617,250

				4,880,595

Insurance : 2.94%

CHUBB Corporation (3 Month LIBOR +2.25%) ±	3.61	3-29-2067	1,100,000	1,091,750
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,330,000	1,675,183
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,133,876
Hartford Financial Services Group (3 Month LIBOR +4.60%) ±	8.13	6-15-2068	1,905,000	1,957,388
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	2,181,837
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	3.81	12-1-2066	1,345,000	1,143,250
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,754,872
Prudential Financial Incorporated (3 Month LIBOR +5.00%) ±	8.88	6-15-2068	1,645,000	1,702,575
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,105,000	1,123,631
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,502,236

				16,266,598

Health Care : 0.41%

Health Care Equipment & Supplies : 0.17%
Community Health Systems Incorporated	5.13	8-1-2021	1,000,000	939,837

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services : 0.17%

Highmark Incorporated 144A	6.13%	5-15-2041	$710,000	$815,160
Polaris Intermediate Corporation 144A	8.50	12-1-2022	130,000	135,252

				950,,412

Pharmaceuticals : 0.07%
Endo Finance LLC 144A	6.00	7-15-2023	500,000	382,500

Industrials : 0.97%

Aerospace & Defense : 0.22%

TransDigm Incorporated ¤	0.00	6-9-2023	1,234,947	1,234,947

				1,234,947

Transportation Infrastructure : 0.75%

Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	3,530,662
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	632,930

				4,163,592

Information Technology : 0.81%

Semiconductors & Semiconductor Equipment : 0.19%
Broadcom Corporation 144A	2.65	1-15-2023	1,115,000	1,069,044

Software : 0.35%
Citrix Systems Incorporated	4.50	12-1-2027	1,920,000	1,939,483

Technology Hardware, Storage & Peripherals : 0.27%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,474,337

Real Estate : 0.74%

Equity REITs : 0.56%

Federal Realty Investment Trust	3.63	8-1-2046	915,000	845,029
Omega Healthcare Investors Incorporated	4.95	4-1-2024	2,185,000	2,281,637

				3,126,666

Real Estate Management & Development : 0.18%
CBRE Services Incorporated	5.00	3-15-2023	940,000	965,999

Telecommunication Services : 1.84%

Diversified Telecommunication Services : 1.00%

AT&T Incorporated	4.75	5-15-2046	1,075,000	1,027,693
AT&T Incorporated	5.15	2-14-2050	610,000	603,817
AT&T Incorporated	5.25	3-1-2037	1,070,000	1,113,947
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,142,861
Verizon Communications Incorporated	5.01	4-15-2049	882,000	913,454
Verizon Communications Incorporated	5.50	3-16-2047	675,000	754,538

				5,556,310

Wireless Telecommunication Services : 0.84%

Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,640,924
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	1,993,369

				4,634,293

Utilities : 0.59%

Electric Utilities : 0.26%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,434,050

4

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers : 0.33%

Harper Lake Solar Funding Corporation 144A	7.65%	12-31-2018	$598,377	$619,320
NRG Energy Incorporated 144A%%	5.75	1-15-2028	360,000	360,000
Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046	850,000	858,317

				1,837,637

Total Corporate Bonds and Notes (Cost $96,500,153)				99,290,650

			Shares
Exchanged-Traded Funds : 2.97%

iShares 1-3 Year Credit Bond ETF			157,000	16,455,170

Total Exchanged-Traded Funds (Cost $16,460,649)				16,455,170

			Principal
Foreign Corporate Bonds and Notes @: 1.33%

Consumer Discretionary : 0.23%

Hotels, Restaurants & Leisure : 0.23%
William Hill plc (GBP)	4.88	9-7-2023	875,000	1,248,198

Energy : 0.71%

Oil, Gas & Consumable Fuels : 0.71%

Petroleos Mexicanos (EUR)	3.75	2-21-2024	1,000,000	1,279,842
TOTAL SA (5 Year Euro Swap Rate +3.78%) ± (EUR)	3.88	12-29-2049	2,000,000	2,645,329

				3,925,171

Financials : 0.39%

Banks : 0.39%

ATF Netherlands BV (EUR)	1.50	7-15-2024	500,000	601,938
BAWAG PSK Bank (EUR)	8.13	10-30-2023	200,000	327,742
BNQ Cen Tunisia (EUR)	5.63	2-17-2024	1,000,000	1,249,329

				2,179,009

Total Foreign Corporate Bonds and Notes (Cost $6,870,585)				7,352,378

Foreign Government Bonds @: 1.01%
Brazil (BRL)	10.00	1-1-2025	3,800,000	1,192,166
Indonesia (IDR)	7.88	4-15-2019	25,000,000,000	1,904,800
Mexico (MXN)	6.50	6-9-2022	20,000,000	1,046,442
Poland (PLN)	2.50	7-25-2027	5,500,000	1,450,440

Total Foreign Government Bonds (Cost $5,628,731)				5,593,848

Loans : 4.08%

Consumer Discretionary : 0.20%

Specialty Retail : 0.20%
Staples Incorporated (2 Month LIBOR +4.00%) ±	5.31	9-12-2024	$1,175,000	1,124,228

Consumer Staples : 0.42%

Food Products : 0.42%

Pinnacle Foods Incorporated (1 Month LIBOR +2.00%) ±	3.24	2-2-2024	1,240,625	1,247,213
Prestige Brands Incorporated (1 Month LIBOR +2.75%) ±	4.10	1-26-2024	1,101,086	1,106,415

				2,353,628

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.17%

Oil, Gas & Consumable Fuels : 0.17%
Traverse Midstream Partners LLC (2 Month LIBOR +4.00%) ±	5.33%	9-27-2024	$935,000	$943,649

Financials : 0.18%

Insurance : 0.18%
Hub International Limited (3 Month LIBOR +3.00%) ±	4.41	10-2-2020	992,288	996,257

Health Care : 0.47%

Health Care Providers & Services : 0.24%

Air Methods Corporation (3 Month LIBOR +3.50%) ±	4.83	4-21-2024	118,013	117,777
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.60	9-2-2024	1,250,000	1,230,475

				1,348,252

Health Care Technology : 0.23%
Emerald Bidco Incorporated (1 Month LIBOR +3.00%) ±	4.35	10-23-2023	1,240,625	1,247,858

Industrials : 0.64%

Commercial Services & Supplies : 0.41%

Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.35	3-28-2024	415,127	416,812
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	3.63	3-11-2021	1,239,347	1,243,994
Wrangler Buyer Corporation (1 Month LIBOR +3.00%) ±	4.35	9-27-2024	625,000	628,681

				2,289,487

Communications Equipment : 0.23%
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	3.75	1-31-2026	1,250,000	1,249,225

Information Technology : 0.69%

Internet Software & Services : 0.47%

Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	4.50	10-19-2023	1,237,500	1,243,304
Match Group Incorporated (2 Month LIBOR +2.50%) ±‡	3.85	11-16-2022	880,000	885,500
Zayo Group LLC (1 Month LIBOR +2.25%) ±	3.56	1-19-2024	491,179	492,402

				2,621,206

IT Services : 0.22%

First Data Corporation (1 Month LIBOR +2.25%) ±	3.56	7-8-2022	1,145,240	1,145,171
Tempo Acquisition LLC (1 Month LIBOR +3.00%) ±	4.35	5-1-2024	74,813	74,649

				1,219,820

Materials : 0.46%

Containers & Packaging : 0.46%

Berry Plastics Corporation (1 Month LIBOR +2.00%) ±	3.41	2-8-2020	980,392	981,373
Consolidated Container Company LLC (1 Month LIBOR +3.50%) ±	4.85	5-22-2024	300,000	301,425
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.10	2-5-2023	1,237,523	1,243,030

				2,525,828

Real Estate : 0.41%

Equity REITs : 0.41%

MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.60	4-25-2023	1,234,336	1,239,187
The GEO Group Incorporated (3 Month LIBOR +2.25%) ±	3.57	3-22-2024	1,037,258	1,038,554

				2,277,741

6

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.44%

Diversified Telecommunication Services : 0.22%
Level 3 Financing Incorporated (3 Month LIBOR +2.25%) ±	3.70%	2-22-2024	$1,198,840	$1,197,341

Wireless Telecommunication Services : 0.22%

Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	3.88	2-2-2024	1,243,750	1,243,439

Total Loans (Cost $22,684,061)				22,637,959

Municipal Obligations : 7.16%

California : 0.64%

Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2028	2,115,000	1,298,377
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,219,060

				3,517,437

Colorado : 0.76%

Catholic Health Initiatives (Health Revenue) ¤	0.00	1-4-2018	4,200,000	4,192,265

District of Columbia : 0.36%

Metropolitan Washington DC Airports Authority Build America Bonds (Transportation Revenue)	7.46	10-1-2046	1,375,000	1,996,404

Illinois : 1.96%

Chicago IL (GO Revenue)	5.43	1-1-2042	1,000,000	974,070
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,288,823
Chicago IL Transit Authority Taxable Pension Funding Series A (Tax Revenue)	6.90	12-1-2040	1,075,000	1,456,561
Cook County IL Series B (GO Revenue, Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,256,494
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	1,870,000	1,858,406
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,471,474
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B (Tax Revenue) ¤	0.00	12-15-2051	765,000	143,682
Will County IL Community High School District (GO Revenue, AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,400,290

				10,849,800

Maryland : 0.17%

Maryland Health & HEFAR Green Street Academy Series B (Education Revenue) 144A	6.75	7-1-2023	975,000	964,870

Michigan : 0.46%

Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,098,074
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	467,000	469,335

				2,567,409

New Jersey : 0.93%

New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	4,128,918
New Jersey EDA Series B (Miscellaneous Revenue)	3.29	7-1-2019	1,000,000	1,002,040

				5,130,958

New York : 0.61%

New York HFA Series A (Housing Revenue, Bank of China LOC)	1.41	11-1-2049	1,500,000	1,500,000
Oyster Bay NY (GO Revenue)	3.25	2-1-2018	805,000	804,581

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Oyster Bay NY (GO Revenue)	3.55%	2-1-2019	$1,085,000	$1,081,669

				3,386,250

Ohio : 0.41%

American Municipal Power Incorporated Combined Hydroelectric Projects Series 2010-B (Utilities Revenue)	8.08	2-15-2050	1,365,000	2,294,210

Pennsylvania : 0.54%

Commonwealth Financing Authority PA Series A (Miscellaneous Revenue)	4.14	6-1-2038	1,995,000	2,100,276
Quakertown PA General Authority USDA LAN Series 2017-B (Health Revenue)	3.80	7-1-2021	900,000	894,519

				2,994,795

Texas : 0.32%

North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,796,991

Total Municipal Obligations (Cost $37,668,518)				39,691,389

Non-Agency Mortgage-Backed Securities : 9.35%
Arbor Realty Collateralized Series 2016-FL Class A (1 Month LIBOR +1.70%) 144A±	2.95	9-15-2026	1,000,000	998,770
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	1,002,366	1,015,332
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	1,176,038	1,161,553
BSPRT Commercial Mortgage Backed Series 2017-FL1 (1 Month LIBOR +1.35%) 144A±	2.59	6-15-2027	1,610,000	1,613,632
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.30	10-15-2032	2,860,000	2,864,428
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,060,162
CIFC Funding Limited Series 2RA Class A1 (3 Month LIBOR +0.80%) 144A±%%	2.31	1-20-2028	2,525,000	2,525,000
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±± (c)	0.22	11-15-2030	131,262	78
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	1.95	12-31-2023	2,000,000	1,999,990
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.27	12-31-2027	2,500,000	2,499,978
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	2,645,181	2,635,202
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	2.13	10-25-2056	1,361,138	1,364,506
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	7.88	7-25-2027	26,169	19,798
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	2,182,657	2,172,085
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,623,149
Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	2.09	9-15-2034	2,350,000	2,348,901
GS Mortgage Securities Trust Series 2007 Class AM ±±	5.94	8-10-2045	465,228	473,356
Hyatt Hotel Portfolio Trust Series 2017-HYTE Class A (1 Month LIBOR +0.66%) 144A±	1.90	8-9-2032	765,000	762,369
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	1.40	6-12-2047	742,200	733,364
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	605,873	607,803
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±±‡(c)	0.50	5-28-2040	191,222	2,599
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±±(c)	0.24	10-28-2033	18,120	320
Morgan Stanley Capital I Series 2008-T29 Class A4 ±±	6.31	1-11-2043	287,934	287,818
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.26	1-15-2028	1,575,000	1,575,038
OCP Collateralized Loan Obligation Limited Trust Series 2012-2A Class A1R (3 Month LIBOR +1.40%) 144A±	2.85	11-22-2025	2,000,000	2,011,566
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.34	5-21-2027	3,000,000	2,999,988
Palmer Square Collateralized Loan Obligation Limited Trust Series 2013-1A Class A1R (3 Month LIBOR +0.97%) 144A±	2.39	5-15-2025	1,211,052	1,213,449

8

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Rait Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	2.10%	12-15-2037	$1,845,000	$1,844,603
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	1.99	5-1-2030	2,600,000	2,583,731
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.09	8-20-2030	2,560,000	2,563,225
TICP Collateralized Loan Obligation Limited Trust Series 2014-2A Class A1AR (3 Month LIBOR +1.16%) 144A±	2.52	7-20-2026	2,500,000	2,508,618
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,165,103
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A±	2.26	1-16-2027	3,000,000	3,001,440
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.46	1-22-2027	1,600,000	1,604,549

Total Non-Agency Mortgage-Backed Securities (Cost $52,040,448)				51,841,503

U.S. Treasury Securities : 9.62%
U.S. Treasury Bond	2.75	8-15-2047	6,370,000	6,253,300
U.S. Treasury Bond	2.88	11-15-2046	5,115,000	5,148,567
U.S. Treasury Bond	3.75	11-15-2043	5,500,000	6,450,039
U.S. Treasury Bond	4.25	11-15-2040	1,385,000	1,735,849
U.S. Treasury Bond	4.38	2-15-2038	4,195,000	5,312,738
U.S. Treasury Bond	4.63	2-15-2040	1,655,000	2,174,967
U.S. Treasury Note	1.63	8-31-2022	2,110,000	2,061,783
U.S. Treasury Note	2.00	11-15-2026	4,795,000	4,636,166
U.S. Treasury Note	2.25	8-15-2027	17,655,000	17,376,382
U.S. Treasury Note	2.00	10-31-2022	2,210,000	2,195,842
U.S. Treasury Note	2.25	11-15-2027	5,000	4,925

Total U.S. Treasury Securities (Cost $53,287,262)				53,350,558

Yankee Corporate Bonds and Notes : 9.66%

Consumer Staples : 0.35%

Beverages : 0.35%
Coca-Cola FEMSA SAB de CV	3.88	11-26-2023	1,835,000	1,925,556

Energy : 0.61%

Oil, Gas & Consumable Fuels : 0.61%

BP Capital Markets plc	3.22	11-28-2023	2,170,000	2,218,032
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,195,575

				3,413,607

Financials : 6.79%

Banks : 3.28%

ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,903,345
Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,112,775
Banco de Costa Rica 144A	5.25	8-12-2018	1,550,000	1,554,805
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,590,775
Banco General SA 144A	4.13	8-7-2027	1,035,000	1,035,207
Banco Nacional de Costa Rica 144A	5.88	4-25-2021	1,600,000	1,668,800
Bancolombia SA	5.13	9-11-2022	486,000	507,870
Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,161,450
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,620,800
BNP Paribas 144A	3.80	1-10-2024	800,000	827,849
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,861,949
Nordea Bank AB (5 Year USD ICE Swap Rate-11:00 AM NY +3.56%) 144A±	5.50	12-31-2049	1,800,000	1,845,000
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	495,406

				18,186,031

9

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets : 0.78%

Credit Suisse Group AG 144A	3.57%	1-9-2023	$1,770,000	$1,802,223
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,529,131

				4,331,354

Diversified Financial Services : 1.50%

Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,438,125
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,250,175
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,467,798
UBS Group Funding Switzerland AG (3 Month LIBOR +0.95%) 144A±	2.86	8-15-2023	2,000,000	1,979,841
UBS Group Funding Switzerland AG 144A	3.49	5-23-2023	1,165,000	1,184,932

				8,320,871

Insurance : 0.78%

Axis Specialty Finance plc	2.65	4-1-2019	1,970,000	1,965,739
Qatar Reinsurance Company Limited (5 Year USD Swap Rate +2.79%) ±	4.95	12-31-2099	1,120,000	1,119,621
Validus Holdings Limited	8.88	1-26-2040	830,000	1,222,411

				4,307,771

Thrifts & Mortgage Finance : 0.45%
Nationwide Building Society (5 Year USD ICE Swap Rate-11:00 AM NY +1.85%) 144A±	4.13	10-18-2032	2,500,000	2,497,055

Health Care : 0.41%

Pharmaceuticals : 0.41%

Teva Pharmaceutical Industries Limited	4.10	10-1-2046	2,700,000	2,046,070
Valeant Pharmaceuticals International Incorporated 144A	5.50	11-1-2025	255,000	257,550

				2,303,620

Information Technology : 0.38%

Semiconductors & Semiconductor Equipment : 0.38%
NXP Funding LLC 144A	3.88	9-1-2022	2,050,000	2,087,515

Telecommunication Services : 0.37%

Diversified Telecommunication Services : 0.18%
Telefonica Emisiones SAU	5.21	3-8-2047	885,000	971,734

Wireless Telecommunication Services : 0.19%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	1,025,000	1,071,125

Utilities : 0.75%

Electric Utilities : 0.75%

ACWA Power Management and Investments One Limited 144A	5.95	12-15-2039	520,000	526,500
Transelec SA 144A	3.88	1-12-2029	860,000	851,400
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,768,790

				4,146,690

Total Yankee Corporate Bonds and Notes (Cost $52,048,888)				53,562,929

Yankee Government Bonds : 3.86%
Banco Nacional de Desenvolvimento Econômico e Social 144A	4.75	5-9-2024	905,000	912,693
Bermuda 144A	3.72	1-25-2027	995,000	993,756
Bermuda 144A	4.14	1-3-2023	1,210,000	1,269,326
Commonwealth of Bahamas 144A	6.00	11-21-2028	1,770,000	1,799,205
Dominican Republic 144A	5.95	1-25-2027	1,455,000	1,578,675
Province of Santa Fe 144A	7.00	3-23-2023	2,000,000	2,160,940
Republic of Argentina	6.25	4-22-2019	1,200,000	1,251,600

10

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Argentina		6.88%	4-22-2021	$1,280,000	$1,389,440
Republic of Argentina		7.50	4-22-2026	1,350,000	1,526,175
Republic of Brazil		4.63	1-13-2028	1,795,000	1,786,025
Republic of Chile		3.86	6-21-2047	1,000,000	1,020,000
Republic of Colombia		5.63	2-26-2044	755,000	857,303
Republic of Senegal 144A		6.25	5-23-2033	750,000	782,340
Republic of Ukraine		1.47	9-29-2021	3,000,000	2,910,000
Republic of Ukraine 144A		7.38	9-25-2032	1,200,000	1,182,360

Total Yankee Government Bonds (Cost $20,876,924)					21,419,838

		Yield		Shares
Short-Term Investments : 13.61%

Investment Companies : 13.23%

Securities Lending Cash Investment LLC (l)(r)(u)		1.29		672,549	672,617
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.00		72,690,903	72,690,903

					73,363,520

				Principal
U.S. Treasury Securities : 0.38%

U.S. Treasury Bill (z)#		0.95	12-14-2017	$1,900,000	1,899,375
U.S. Treasury Bill (z)#		1.00	12-28-2017	180,000	179,849

					2,079,224

Total Short-Term Investments (Cost $75,442,616)					75,442,744

Total investments in securities (Cost $596,727,544)	109.00%				604,369,110

Other assets and liabilities, net	(9.00)				(49,887,722)

Total net assets	100.00%				$554,481,388

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation

11

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund

EDA	Economic Development Authority
ETF	Exchange-traded fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MXN	Mexican peso
plc	Public limited company
PLN	Polish zloty
STRIPS	Separate trading of registered interest and principal securities

12

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	2,797,697	31,538,118	33,663,266	672,549	$672,617
Wells Fargo Government Money Market Fund Select Class	66,446,091	90,428,008	84,183,196	72,690,903	72,690,903

					$73,363,520	13.23%

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$4,232,960	$125,586,441	$0	$129,819,401
Asset-backed securities	0	27,910,743	0	27,910,743
Corporate bonds and notes	0	99,290,650	0	99,290,650
Exchanged-traded funds	16,455,170	0	0	16,455,170
Foreign corporate bonds and notes	0	7,352,378	0	7,352,378
Foreign government bonds	0	5,593,848	0	5,593,848
Loans	0	21,752,459	885,500	22,637,959
Municipal obligations	0	39,691,389	0	39,691,389
Non-agency mortgage-backed securities	0	51,838,904	2,599	51,841,503
U.S. Treasury securities	53,350,558	0	0	53,350,558
Yankee corporate bonds and notes	0	53,562,929	0	53,562,929
Yankee government bonds	0	21,419,838	0	21,419,838
Short-term investments
Investment companies	72,690,903	0	0	72,690,903
U.S. Treasury securities	2,079,224	0	0	2,079,224
Investments measured at net asset value*				672,617

	148,808,815	453,999,579	888,099	604,369,110
Credit default swap contracts	0	217,745	0	217,745
Forward foreign currency contracts	0	315,154	0	315,154
Futures contracts	37,969	0	0	37,969

Total assets	$148,846,784	$454,532,478	$888,099	$604,939,978

Liabilities
Forward foreign currency contracts	$0	$69,665	$0	$69,665
Futures contracts	132,760	0	0	132,760

Total liabilities	$132,760	$69,665	$0	$202,425

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $672,617 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments —November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 47.58%
FHLMC (12 Month LIBOR +1.63%) ±	2.62%	7-1-2046	$5,683,571	$5,733,778
FHLMC (12 Month LIBOR +1.84%) ±	3.43	5-1-2042	2,884,086	2,968,655
FHLMC	3.50	8-1-2030	1,452,077	1,510,320
FHLMC	3.50	2-1-2032	1,771,591	1,837,419
FHLMC	3.50	6-1-2032	1,639,355	1,712,447
FHLMC	3.50	5-1-2033	1,936,223	2,013,082
FHLMC	4.00	6-1-2025	1,485,291	1,556,436
FHLMC	4.00	5-1-2026	2,550,606	2,667,403
FHLMC	4.00	9-1-2030	290,310	306,753
FHLMC	4.00	3-1-2031	1,001,455	1,062,263
FHLMC	4.00	6-1-2031	1,927,651	2,034,562
FHLMC	4.00	3-1-2032	3,059,270	3,240,121
FHLMC	4.00	3-1-2032	1,290,057	1,355,193
FHLMC	4.00	4-1-2032	831,929	874,888
FHLMC	4.00	4-1-2032	849,350	900,816
FHLMC	4.00	4-1-2032	1,297,916	1,374,412
FHLMC	4.00	5-1-2032	956,049	1,009,505
FHLMC	4.00	6-1-2032	1,960,564	2,076,316
FHLMC	4.00	10-1-2033	843,355	899,690
FHLMC	4.00	1-1-2034	4,397,169	4,645,143
FHLMC	4.00	1-1-2034	821,699	876,562
FHLMC	4.00	8-1-2035	563,248	594,599
FHLMC	4.50	10-1-2018	330,826	335,801
FHLMC	4.50	8-1-2020	374,817	380,453
FHLMC	4.50	4-1-2031	1,891,396	2,016,871
FHLMC Multifamily Structured Pass-Through Certificates Series K017 Class A1	1.89	12-25-2020	1,670,752	1,669,822
FHLMC Series 3653 Class AU	4.00	4-15-2040	1,856,147	1,937,353
FHLMC Series 4248 Class MP	3.50	6-15-2042	3,360,825	3,406,008
FHLMC Series 4604 Class AB	3.00	8-15-2046	6,710,226	6,786,369
FNMA ¤	0.00	10-9-2019	12,410,000	11,950,887
FNMA (12 Month LIBOR +1.62%) ±	2.99	8-1-2047	7,816,554	7,980,778
FNMA (12 Month LIBOR +1.63%) ±	3.35	10-1-2038	9,052,014	9,452,631
FNMA	3.50	7-1-2027	15,617,876	16,353,375
FNMA	3.50	5-1-2028	3,019,870	3,127,946
FNMA	3.50	2-1-2031	1,169,142	1,216,095
FNMA	3.50	3-1-2031	733,526	759,298
FNMA	3.50	4-1-2031	2,896,049	2,997,760
FNMA	3.50	6-1-2031	1,852,981	1,918,100
FNMA	3.50	6-1-2031	4,053,874	4,206,798
FNMA	3.50	7-1-2031	292,874	304,536
FNMA	3.50	7-1-2031	793,522	821,497
FNMA	3.50	8-1-2031	1,768,170	1,830,224
FNMA	3.50	9-1-2031	1,434,072	1,490,248
FNMA	3.50	11-1-2031	3,138,643	3,263,348
FNMA	3.50	3-1-2032	4,362,399	4,515,058
FNMA	3.50	3-1-2033	1,549,334	1,609,705
FNMA	4.00	12-1-2025	3,166,808	3,302,073
FNMA	4.00	1-1-2026	2,104,631	2,195,359
FNMA	4.00	3-1-2026	1,696,787	1,778,783
FNMA	4.00	3-1-2026	2,806,656	2,942,991
FNMA	4.00	5-1-2026	561,746	589,020
FNMA	4.00	3-1-2029	3,495,865	3,664,510
FNMA	4.00	5-1-2029	3,712,961	3,871,793
FNMA	4.00	6-1-2029	1,971,148	2,091,388
FNMA	4.00	12-1-2029	1,364,733	1,445,801
FNMA	4.00	9-1-2030	369,611	389,512
FNMA	4.00	10-1-2030	746,368	785,162
FNMA	4.00	4-1-2031	779,532	821,481
FNMA	4.00	12-1-2031	9,636,337	10,156,119
FNMA	4.00	1-1-2032	3,951,843	4,165,076
FNMA	4.00	2-1-2032	4,322,856	4,565,417
FNMA	4.00	3-1-2032	1,171,540	1,250,201

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	4-1-2032	$921,331	$981,992
FNMA	4.00	4-1-2032	1,973,062	2,085,771
FNMA	4.00	4-1-2032	2,727,546	2,883,956
FNMA	4.00	5-1-2032	2,799,287	2,973,708
FNMA	4.00	5-1-2032	1,172,096	1,244,455
FNMA	4.00	5-1-2032	2,423,386	2,574,266
FNMA	4.00	5-1-2032	688,825	731,552
FNMA	4.00	5-1-2032	420,718	446,897
FNMA	4.00	5-1-2032	3,115,740	3,294,585
FNMA	4.00	5-1-2032	3,469,438	3,668,739
FNMA	4.00	6-1-2032	3,305,016	3,470,968
FNMA	4.00	6-1-2032	2,920,229	3,102,241
FNMA	4.00	6-1-2032	4,475,553	4,754,588
FNMA	4.00	9-1-2032	2,325,755	2,471,051
FNMA	4.00	9-1-2032	3,179,069	3,377,676
FNMA	4.00	9-1-2032	567,534	602,965
FNMA	4.00	11-1-2032	2,084,000	2,214,206
FNMA	4.00	3-1-2033	13,871,276	14,616,455
FNMA	4.00	10-1-2033	1,330,712	1,413,157
FNMA	4.00	12-1-2033	3,848,285	4,102,121
FNMA	4.00	2-1-2034	7,348,085	7,747,598
FNMA	4.00	7-1-2034	1,681,163	1,782,686
FNMA	4.00	11-1-2046	14,237,831	15,075,182
FNMA	4.50	1-1-2020	2,368,467	2,408,493
FNMA	4.50	1-1-2020	1,199,744	1,220,019
FNMA	4.50	5-1-2020	2,772,903	2,824,911
FNMA	4.50	10-1-2020	712,622	724,665
FNMA	4.50	4-1-2024	3,002,313	3,159,796
FNMA	4.50	6-1-2025	1,187,973	1,252,718
FNMA	4.50	10-1-2026	3,893,704	4,113,511
FNMA	4.50	10-1-2026	3,501,873	3,668,458
FNMA	4.50	3-1-2027	5,651,000	5,928,142
FNMA	4.50	4-1-2031	565,410	610,240
FNMA	4.50	4-1-2031	629,931	678,784
FNMA	4.50	4-1-2031	368,836	398,054
FNMA	4.50	4-1-2031	288,768	311,168
FNMA	4.50	1-1-2034	385,912	416,563
FNMA	4.50	1-1-2034	317,040	341,691
FNMA	4.50	9-1-2037	732,692	796,622
FNMA	5.00	2-1-2023	1,237,651	1,262,467
FNMA	5.00	5-1-2023	351,135	367,128
FNMA	5.00	8-1-2030	604,331	653,093
FNMA	5.00	10-1-2040	2,064,704	2,259,088
FNMA	5.00	5-1-2046	762,830	836,499
FNMA Series 2009-20 Class DT	4.50	4-25-2039	3,505,918	3,765,701
FNMA Series 2013-103 Class H	4.50	3-25-2038	3,650,999	3,864,680
FNMA Series 2015-18 Class HE	4.00	9-25-2041	11,611,954	12,216,031
FNMA Series 2015-M10 Class FA (1 Month LIBOR +0.25%) ±	1.48	3-25-2019	4,497,957	4,497,426
FNMA Series 2015-M4 Class FA (1 Month LIBOR +0.21%) ±	1.44	9-25-2018	3,616,068	3,613,903
FNMA Series 2015-M8 Class FA (1 Month LIBOR +0.17%) ±	1.40	11-25-2018	4,393,940	4,395,511
FNMA Series 2017-33 Class LB	3.00	5-25-2039	10,457,014	10,562,850
GNMA	5.00	10-15-2039	1,571,594	1,734,737
GNMA Series 2011-137 Class WA ±±	5.55	7-20-2040	3,487,301	3,866,740
GNMA Series 2016-112 Class AW ±±	7.15	12-20-2040	3,025,538	3,496,168

Total Agency Securities (Cost $350,933,825)				347,458,682

Asset-Backed Securities : 12.89%
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	5,043,000	5,035,167
Capital Auto Receivables Asset Trust Series 2017-1 Class A4 144A	2.22	3-21-2022	3,674,000	3,660,958
Ford Credit Auto Lease Trust Series 2017-B Class A4	2.17	2-15-2021	4,159,000	4,148,993
GM Financial Automobile Leasing Trust Series 2017-2 Class A4	2.18	6-21-2021	4,521,000	4,514,651
GMF Floorplan Owner Revolving Trust Series 2017-2 Class A2 (1 Month LIBOR +0.43%) 144A±	1.67	7-15-2022	2,771,000	2,781,770
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	7,968,000	7,985,546

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67%	9-25-2021	$10,196,000	$10,110,311
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	1.94	9-16-2024	5,018,437	5,031,885
Navient Student Loan Trust Series 2017-4A Class A2 (1 Month LIBOR +0.50%) 144A±	1.74	9-27-2066	7,650,000	7,680,091
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.53	1-25-2037	2,826,130	2,795,792
Nelnet Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	1.56	8-23-2027	1,545,085	1,541,226
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.04	9-25-2065	7,400,628	7,502,481
SLC Student Loan Trust Series 2005-3 Class A3 (3 Month LIBOR +0.12%) ±	1.44	6-15-2029	5,953,000	5,921,044
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	2.34	11-25-2042	1,702,686	1,725,095
SLM Student Loan Trust Series 2005-6 Class A5B (3 Month LIBOR +1.20%) ±	2.57	7-27-2026	552,002	554,142
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	1.51	10-27-2031	3,656,800	3,602,725
SLM Student Loan Trust Series 2010-A Class 1A (PRIME -0.05%) 144A±	4.20	5-16-2044	1,219,718	1,242,823
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,195,244	2,201,175
SLM Student Loan Trust Series 2014-A Class A2B (1 Month LIBOR +1.15%) 144A±	2.39	1-15-2026	3,201,731	3,228,232
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	4,571,000	4,571,424
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	5,186,879	5,207,644
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	3,052,000	3,044,744

Total Asset-Backed Securities (Cost $93,922,629)				94,087,919

Non-Agency Mortgage-Backed Securities : 5.57%
Colt Funding LLC Series 2017-1 Class A1 144A±±	2.61	5-27-2047	443,083	443,075
Colt Funding LLC Series 2017-2 Class A1A 144A±±	2.42	10-25-2047	6,337,702	6,348,430
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	438,111	447,112
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	514,797	523,129
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	733,524	751,484
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,461,996	2,492,972
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.61	6-15-2043	1,434,079	1,488,799
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A2 144A	3.62	11-15-2043	553,515	560,915
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	1,094,085	1,099,984
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class A3	2.14	6-15-2045	2,007,703	2,023,572
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C18 Class A1	1.25	2-15-2047	403,690	402,727
JPMorgan Mortgage Trust Series 2017-5 Class A1 144A±±	3.19	12-15-2047	3,810,000	3,854,002
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	529,966	540,942
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	2.34	10-27-2036	2,679,326	2,718,091
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.19	1-25-2039	6,335,653	6,397,774
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.09	7-25-2039	3,171,107	3,200,735
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	1.94	3-26-2040	3,856,536	3,877,342
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	1.84	7-25-2040	3,519,648	3,529,443

Total Non-Agency Mortgage-Backed Securities (Cost $40,916,796)				40,700,528

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 33.19%
U.S. Treasury Note		0.75%	8-31-2018	$2,447,000	$2,432,089
U.S. Treasury Note		0.75	9-30-2018	22,793,000	22,630,066
U.S. Treasury Note		0.88	6-15-2019	10,581,000	10,440,471
U.S. Treasury Note		0.88	9-15-2019	8,977,000	8,832,877
U.S. Treasury Note		1.00	12-31-2017	16,565,000	16,562,640
U.S. Treasury Note		1.00	11-30-2018	292,000	290,072
U.S. Treasury Note		1.13	1-31-2019	14,689,000	14,588,587
U.S. Treasury Note		1.25	3-31-2019	4,532,000	4,502,082
U.S. Treasury Note		1.25	5-31-2019	3,569,000	3,542,930
U.S. Treasury Note		1.25	6-30-2019	9,555,000	9,478,859
U.S. Treasury Note		1.38	7-31-2019	9,329,000	9,271,058
U.S. Treasury Note		1.38	9-30-2019	11,834,000	11,748,019
U.S. Treasury Note		1.38	2-15-2020	3,286,000	3,253,653
U.S. Treasury Note		1.38	9-30-2020	7,715,000	7,604,700
U.S. Treasury Note		1.50	10-31-2019	1,724,000	1,714,437
U.S. Treasury Note		1.50	4-15-2020	2,742,000	2,719,828
U.S. Treasury Note		1.50	5-15-2020	400,000	396,578
U.S. Treasury Note		1.50	8-15-2020	495,000	490,127
U.S. Treasury Note		1.63	10-15-2020	7,893,000	7,832,261
U.S. Treasury Note		1.75	11-30-2019	16,596,000	16,583,034
U.S. Treasury Note		1.75	11-15-2020	87,815,000	87,434,239

Total U.S. Treasury Securities (Cost $243,155,127)					242,348,607

		Yield		Shares
Short-Term Investments : 1.09%

Investment Companies : 1.09%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00		7,978,467	7,978,467

Total Short-Term Investments (Cost $7,978,467)					7,978,467

Total investments in securities (Cost $736,906,844)	100.32%				732,574,203

Other assets and liabilities, net	(0.32)				(2,337,808)

Total net assets	100.00%				$730,236,395

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LLC	Limited liability company

4

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2017

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	747	3/29/2018	$160,279,607	$160,161,469	$0	$(118,138)

Short
5-Year U.S. Treasury Notes	(507)	3/29/2018	(59,203,170)	(58,986,281)	216,889	0
10-Year Ultra Futures	(135)	3/20/2018	(18,112,933)	(17,978,203)	134,730	0

As of November 30, 2017, the Fund had segregated $525,000 as cash collateral for these open futures contracts.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	12,155,202	309,359,583	313,536,318	7,978,467	$7,978,467	1.09%

Wells Fargo Short Duration Government Bond Fund (the “Fund”

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$347,458,682	$0	$347,458,682
Asset-backed securities	0	94,087,919	0	94,087,919
Non-agency mortgage-backed securities	0	40,700,528	0	40,700,528
U.S. Treasury securities	242,348,607	0	0	242,348,607
Short-term investments
Investment companies	7,978,467	0	0	7,978,467

	250,327,074	482,247,129	0	732,574,203
Futures contracts	205,875	0	0	205,875

Total assets	$250,532,949	$482,247,129	$0	$732,780,078

Liabilities
Futures contracts	$93,375	$0	$0	$93,375

Total liabilities	$93,375	$0	$0	$93,375

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 7.22%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$1,025,022	$1,027,253
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	684,012	677,481
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.94	4-1-2038	337,599	356,833
FHLMC	3.00	2-15-2024	157,920	158,356
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.01	4-1-2032	42,491	44,452
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.35	7-1-2029	2,467	2,551
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.40	5-1-2026	42,084	43,498
FHLMC	3.50	10-15-2025	657,873	684,640
FHLMC	3.50	6-15-2038	438,469	443,584
FHLMC (12 Month LIBOR +1.91%) ±	3.66	9-1-2031	6,137	6,239
FHLMC	4.00	5-1-2025	1,285,504	1,340,624
FHLMC	4.50	5-15-2018	13,101	13,156
FHLMC	6.00	10-1-2021	200,539	210,111
FHLMC	9.00	8-1-2018	3	3
FHLMC	9.00	6-1-2019	7,720	7,770
FHLMC	9.00	10-1-2019	35,947	37,215
FHLMC	9.50	12-1-2022	14,344	14,893
FHLMC	10.50	8-1-2018	6,254	6,265
FHLMC	10.50	2-1-2019	237	239
FHLMC	10.50	4-1-2019	156	159
FHLMC	10.50	5-1-2019	123	128
FHLMC	10.50	6-1-2019	782	791
FHLMC	10.50	7-1-2019	285	288
FHLMC Series 2597 Series AE	5.50	4-15-2033	97,525	104,456
FHLMC Series 2631 Class LC	4.50	6-15-2018	31,186	31,313
FHLMC Series 2642 Class AR	4.50	7-15-2023	197,633	205,446
FHLMC Series 2958 Class QD	4.50	4-15-2020	143,415	143,908
FHLMC Series 3266 Class D	5.00	1-15-2022	195,830	197,328
FHLMC Series 3609 Class LA	4.00	12-15-2024	100,053	100,962
FHLMC Series 3778 Class BM	3.50	8-15-2028	23,460	23,469
FHLMC Series 3855 Class HL	3.50	2-15-2026	142,359	144,340
FHLMC Series 3920 Class AB	3.00	9-15-2025	480,423	483,836
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	1.57	7-25-2020	1,485,000	1,485,000
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.80	10-25-2021	1,554,506	1,556,064
FHLMC Series T-42 Class A6	9.50	2-25-2042	358,162	438,046
FHLMC Series T-57 Class 2A1 ±±	3.55	7-25-2043	36,741	39,315
FHLMC Series T-59 Class 2A1 ±±	3.38	10-25-2043	1,020,972	1,006,200
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	2.25	8-1-2034	315,621	320,359
FNMA	3.02	11-1-2020	257,261	261,555
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.22	8-1-2036	1,729,312	1,827,077
FNMA (12 Month Treasury Average +2.36%) ±	3.30	10-1-2036	1,358,319	1,440,383
FNMA (12 Month Treasury Average +2.41%) ±	3.35	7-1-2036	1,211,957	1,289,442
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	45,034	47,244
FNMA (12 Month LIBOR +1.82%) ±	3.56	9-1-2040	1,098,557	1,153,933
FNMA	4.00	6-25-2026	674,836	710,867
FNMA	4.00	9-1-2026	1,920,461	1,997,128
FNMA	4.00	8-25-2037	506,913	523,178
FNMA	5.50	3-1-2023	646,750	681,331
FNMA	5.50	8-25-2034	466,018	469,818
FNMA	6.00	4-1-2021	102,846	106,307
FNMA	6.00	3-1-2033	552,613	624,308
FNMA	6.28	11-1-2018	102,253	102,118
FNMA	6.50	8-1-2031	264,315	302,680
FNMA	7.60	8-1-2018	180,871	180,897
FNMA	8.00	9-1-2023	1,507	1,520
FNMA	8.33	7-15-2020	6,609	6,850
FNMA	8.50	2-1-2023	2,341	2,357
FNMA	9.00	2-15-2020	318	334
FNMA	9.00	11-1-2024	55,893	60,445
FNMA	11.00	10-15-2020	3,752	3,817
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	583,924	700,555
FNMA Series 1989-29 Class Z	10.00	6-25-2019	24,837	25,941
FNMA Series 1989-63 Class Z	9.40	10-25-2019	5,569	5,778
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	41,503	48,807
FNMA Series 2003-15 Class CB	5.00	3-25-2018	23,649	23,682
FNMA Series 2003-41 Class PE	5.50	5-25-2023	436,139	456,591
FNMA Series 2003-W11 Class A1 ±±	4.51	6-25-2033	12,576	13,144

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-W6 Class 6A ±±	3.55%	8-25-2042	$815,773	$845,096
FNMA Series 2003-W6 Class PT4 ±±	8.41	10-25-2042	76,424	94,667
FNMA Series 2004-32 Class AY	4.00	5-25-2019	53,204	53,654
FNMA Series 2004-90 Class XY	4.00	9-25-2034	185,948	187,567
FNMA Series 2008-53 Class CA	5.00	7-25-2023	185,473	188,880
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,057,249	1,079,225
FNMA Series 2011-133 Class A	3.50	6-25-2029	483,512	490,801
FNMA Series 2011-17 Class ED	3.50	7-25-2025	72,190	72,525
FNMA Series 2011-39 Class CA	3.00	5-25-2024	111,408	111,715
FNMA Series 2011-66 Class BE	3.00	3-25-2025	109,700	109,820
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	149,471	149,526
FNMA Series G95-2 Class IO ±±(c)	10.00	5-25-2020	798	1
GNMA	4.00	8-16-2023	79,023	79,620
GNMA	4.50	4-20-2035	170,761	177,381
GNMA	8.00	12-15-2023	18,052	19,830
GNMA	9.00	11-15-2024	8,224	8,733
GNMA Series 2010-6 Class EA	4.00	9-16-2023	11,671	11,666
GNMA Series 2012-19 Class A	1.83	3-16-2039	1,225,298	1,219,306
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	1.43	5-20-2067	1,834,424	1,834,094
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	1.43	8-20-2067	1,904,656	1,901,710

Total Agency Securities (Cost $32,823,058)				33,060,475

Asset-Backed Securities : 15.39%
Ascentium Equipment Receivables LLC Series 2017-2A Class A2 144A	2.00	5-11-2020	2,000,000	1,997,077
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	1,420,000	1,417,212
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.64	7-22-2019	1,857,816	1,857,511
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	131,070	131,051
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	5,000,000	4,998,609
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	3,080,000	3,067,323
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	4,000,000	3,992,782
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	602,905	602,320
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	1,295,290	1,294,909
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.04	6-25-2026	1,647,946	1,652,063
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	4,430,000	4,435,990
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	1,490,000	1,487,543
Ford Credit Auto Lease Trust Series 2017-C Class A2A	1.80	9-15-2020	3,530,000	3,529,707
GM Financial Automobile Leasing Series 2016-2 Class A2A	1.28	10-22-2018	830,942	830,606
GM Financial Automobile Leasing Trust Series 2016-1 Class A3	1.64	7-20-2019	3,711,373	3,710,839
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,049,621
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	2.74	2-25-2034	1,047,393	1,025,090
Hyundai Auto Receivables Trust Series 2016-A Class A3 144A	1.60	7-15-2019	954,594	954,593
Hyundai Auto Receivables Trust Series 2016-A Class A4 144A	1.80	12-16-2019	4,000,000	4,000,503
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,246,875	1,255,279
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	1,970,446	1,966,117
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	926,851	925,699
MMAF Equipment Finance LLC Series 2015-AA Class A3 144A	1.39	10-16-2019	664,367	663,874
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	1,529,541	1,528,875
MMAF Equipment Finance LLC Series 2017-B Class A2 144A	1.93	10-15-2020	2,500,000	2,497,131
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	2.02	6-27-2022	2,000,000	2,013,002
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,775,000	1,774,390
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	3,500,000	3,497,666
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	1.42	9-15-2026	2,301,023	2,294,550
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	1.93	11-25-2027	471,396	474,506
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.55	10-25-2027	2,650,866	2,687,460
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,800,000	1,797,991
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	131,650	131,642
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	1,580,000	1,578,788
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	1,235,514	1,233,618
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	1,121,729	1,120,596

Total Asset-Backed Securities (Cost $70,531,262)				70,476,533

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 36.16%

Consumer Discretionary : 2.61%

Internet & Direct Marketing Retail : 0.17%
Amazon.com Incorporated 144A	1.90%	8-21-2020	$765,000	$759,998

Media : 2.18%

Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,048,902
DIRECTV Holdings LLC	5.88	10-1-2019	1,680,000	1,789,373
Discovery Communications LLC	2.20	9-20-2019	1,275,000	1,270,136
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,762,575
Time Warner Cable Incorporated	4.88	3-15-2020	2,010,000	2,113,155

				9,984,141

Multiline Retail : 0.26%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	1,205,000	1,196,373

Consumer Staples : 1.70%

Beverages : 0.66%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	3,000,000	3,022,335

Food Products : 0.65%
Kraft Heinz Foods Company	2.00	7-2-2018	3,000,000	2,999,805

Tobacco : 0.39%
British American Tobacco Capital Corporation 144A	2.30	8-14-2020	1,785,000	1,775,623

Energy : 3.37%

Oil, Gas & Consumable Fuels : 3.37%

BP AMI Leasing Incorporated 144A	5.52	5-8-2019	825,000	861,578
ConocoPhillips Company	2.88	11-15-2021	1,990,000	2,011,340
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	3,000,000
Enable Midstream Partner LP	2.40	5-15-2019	3,000,000	2,983,249
Energy Transfer Partners LP	2.50	6-15-2018	2,000,000	2,004,134
Plains All American Pipeline LP	8.75	5-1-2019	3,000,000	3,240,520
Sabine Pass Liquefaction LLC	6.25	3-15-2022	1,210,000	1,351,925

				15,452,746

Financials : 15.39%

Banks : 4.76%

Bank of America Corporation	2.15	11-9-2020	2,000,000	1,982,817
Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,242,034
Citizens Bank	2.20	5-26-2020	2,000,000	1,987,977
Fifth Third Bank	2.30	3-15-2019	1,845,000	1,850,009
JP Morgan Chase	1.65	9-23-2019	2,000,000	1,987,112
KeyBank Corporation	4.63	6-15-2018	3,180,000	3,221,742
PNC Bank NA	1.50	2-23-2018	3,000,000	2,998,765
Regions Bank	2.25	9-14-2018	2,000,000	2,002,678
Santander Bank	2.70	5-24-2019	1,000,000	1,003,759
US Bank	2.05	10-23-2020	2,540,000	2,529,206

				21,806,099

Capital Markets : 2.08%

Goldman Sachs Group Incorporated	2.30	12-13-2019	1,000,000	998,543
Goldman Sachs Group Incorporated	2.60	12-27-2020	3,085,000	3,092,361
Morgan Stanley	1.88	1-5-2018	2,045,000	2,045,429
Morgan Stanley	2.20	12-7-2018	2,000,000	2,002,379
Morgan Stanley	2.45	2-1-2019	840,000	842,691

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)

S&P Global Incorporated	2.50%	8-15-2018	$550,000	$551,834

				9,533,237

Consumer Finance : 4.42%

Ally Financial Incorporated	3.25	11-5-2018	2,930,000	2,945,236
Capital One Financial Corporation	2.50	5-12-2020	3,000,000	2,999,421
Daimler Finance North America LLC 144A	1.65	3-2-2018	3,000,000	2,998,912
Daimler Finance North America LLC 144A	2.20	5-5-2020	520,000	517,434
Ford Motor Credit Company LLC	2.94	1-8-2019	1,335,000	1,344,341
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,041,253
General Motors Financial Company	3.15	1-15-2020	3,000,000	3,036,715
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	1,994,569
Synchrony Financial	2.60	1-15-2019	1,335,000	1,339,569

				20,217,450

Insurance : 4.13%

AXIS Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,928,052
Jackson National Life Insurance Company 144A	2.50	6-27-2022	5,000,000	4,938,671
Lincoln National Corporation	8.75	7-1-2019	744,000	816,364
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,802,292
Metropolitan Life Global Funding Incorporated 144A	1.75	12-19-2018	2,000,000	1,996,774
Protective Life Global Funding 144A	2.26	4-8-2020	1,450,000	1,446,053
Provident Companies Incorporated	7.00	7-15-2018	2,525,000	2,596,907
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,392,475
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,997,347

				18,914,935

Health Care : 1.24%

Health Care Providers & Services : 0.27%
Anthem Incorporated	2.50	11-21-2020	1,235,000	1,235,604

Pharmaceuticals : 0.97%

Eli Lilly and Company	2.35	5-15-2022	3,000,000	2,996,330
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	1,500,000	1,436,739

				4,433,069

Industrials : 2.12%

Aerospace & Defense : 1.02%

L-3 Communications Corporation	5.20	10-15-2019	3,000,000	3,156,718
Rockwell Collins Incorporated	1.95	7-15-2019	1,530,000	1,524,339

				4,681,057

Airlines : 0.38%
Delta Air Lines Incorporated	4.75	11-7-2021	1,652,378	1,728,552

Commercial Services & Supplies : 0.48%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,206,318

Transportation Infrastructure : 0.24%
TTX Company 144A	2.25	2-1-2019	1,095,000	1,093,171

Information Technology : 4.54%

IT Services : 0.44%
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	2,001,041

Semiconductors & Semiconductor Equipment : 2.03%

Broadcom Corporation 144A	2.38	1-15-2020	1,280,000	1,269,181
Broadcom Corporation 144A	2.65	1-15-2023	3,000,000	2,876,352
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,038,137

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)

Maxim Integrated Product Incorporated	2.50%	11-15-2018	$570,000	$572,555
Qualcomm Incorporated	1.85	5-20-2019	1,280,000	1,273,850
Qualcomm Incorporated	2.10	5-20-2020	1,280,000	1,270,014

				9,300,089

Software : 0.33%
Microsoft Corporation	2.40	2-6-2022	1,500,000	1,503,572

Technology Hardware, Storage & Peripherals : 1.74%

Apple Incorporated	2.00	11-13-2020	3,000,000	2,983,662
EMC Corporation	2.65	6-1-2020	3,000,000	2,964,979
Hewlett Packard Enterprise Company	3.60	10-15-2020	2,000,000	2,048,851

				7,997,492

Materials : 0.41%

Chemicals : 0.41%
CF Industries Incorporated	6.88	5-1-2018	1,830,000	1,866,600

Real Estate : 1.19%

Equity REITs : 1.19%

DDR Corporation	4.63	7-15-2022	2,355,000	2,470,419
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,000,330

				5,470,749

Telecommunication Services : 1.29%

Diversified Telecommunication Services : 1.29%

AT&T Incorporated	2.80	2-17-2021	1,910,000	1,917,849
AT&T Incorporated	5.80	2-15-2019	783,000	814,983
Verizon Communications Incorporated	4.60	4-1-2021	3,000,000	3,198,101

				5,930,933

Utilities : 2.30%

Electric Utilities : 1.70%

Edison International	2.13	4-15-2020	1,200,000	1,195,021
Exelon Corporation	3.50	6-1-2022	1,895,000	1,939,476
Interstate Power & Light Company	5.88	9-15-2018	580,000	597,042
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,206,878
Oklahoma Gas & Electric Company	6.35	9-1-2018	1,792,000	1,847,880

				7,786,297

Multi-Utilities : 0.60%

Black Hills Corporation	2.50	1-11-2019	1,355,000	1,356,987
Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,376,517

				2,733,504

Total Corporate Bonds and Notes (Cost $165,642,871)				165,630,790

Municipal Obligations : 7.56%

California : 0.67%

Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	1,380,000	1,385,989
Roman Catholic Diocese of Oakland CA (Miscellaneous Revenue)	6.04	11-1-2019	1,635,000	1,683,165

				3,069,154

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 0.91%

Catholic Health Initiatives (Health Care Providers & Services) ¤	0.00%	1-4-2018	$4,200,000	$4,192,265

Illinois : 0.96%

Chicago IL (Tax Revenue)	6.30	12-1-2021	1,125,000	1,192,961
State of Illinois (Miscellaneous Revenue)	5.00	5-1-2019	3,070,000	3,182,853

				4,375,814

Michigan : 0.43%

Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,967,700

New Jersey : 1.39%

New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,988,990
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,400,285

				6,389,275

New York : 0.76%

Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	2,000,000	1,999,980
New York HFA Series A (Housing Revenue, Bank of China LOC) ø	1.42	11-1-2049	1,500,000	1,500,000

				3,499,980

Oregon : 0.41%

Portland OR Taxable Pension (GO Revenue) (m)(n)	1.46	6-1-2019	1,875,000	1,857,000

Pennsylvania : 0.19%

Philadelphia PA IDA Pension Funding Series B (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2021	970,000	865,211

Rhode Island : 0.28%

Rhode Island EDA (Industrial Development Revenue, AGM Insured)	7.75	11-1-2020	1,200,000	1,287,024

Tennessee : 1.05%

Baptist Memorial Health Care Corporation (Health Revenue)	2.10	12-7-2017	4,800,000	4,800,000

Wisconsin : 0.51%

Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	2,365,000	2,341,847

Total Municipal Obligations (Cost $34,616,667)				34,645,270

Non-Agency Mortgage-Backed Securities : 17.98%
ALM Loan Funding Series 2015-12A Class A1R (3 Month LIBOR +1.05%) 144A±	2.41	4-16-2027	1,275,000	1,280,378
BlueMountain CLO Limited Series 2014-2A Class AR (3 Month LIBOR +0.93%) 144A±	2.29	7-20-2026	2,030,000	2,036,344
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.30	10-15-2032	2,640,000	2,644,087
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,503,831	1,496,296
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	1,365,000	1,376,847
CGDBB Commerical Mortgage Trust Series 2017 Class A (1 Month LIBOR +0.79%) 144A±	2.03	7-15-2028	2,850,000	2,853,565
Chicago Skyscraper Trust Series 2017-SKY Class A (1 Month LIBOR +0.80%) 144A±	2.04	2-15-2030	1,600,000	1,603,998
CIFC Funding Limited Series 2RA Class A1 (3 Month LIBOR +0.80%) 144A±%%	1.00	1-20-2028	2,440,000	2,440,000
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	127,510
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.09	7-15-2032	2,100,000	2,092,649
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.34	7-15-2030	2,040,000	2,034,672
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	2,682,918	2,724,017
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	1,085,186	1,084,447
Commercial Mortgage Trust Series 2013-LC6 Class A2	1.91	1-10-2046	238,096	237,993
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	2,300,000	2,332,940
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	800,000	807,477
Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	2,123,003	2,104,594

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±±	0.00%	7-15-2027	$660,808	$11,674
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.99	6-19-2031	113,624	111,807
Crown Point Limited Series 2015-3A Class A1BR (3 Month LIBOR +0.91%) 144A±	2.27	12-31-2027	2,000,000	1,999,982
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	1.95	12-31-2023	1,085,000	1,084,995
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	705,000	745,821
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.39	9-25-2033	355,440	347,401
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 ††	1.00	2-25-2027	34,322	34,225
Great Wolf Trust Series 2017-A (1 Month LIBOR +0.85%) 144A±	2.09	9-15-2034	2,150,000	2,148,995
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	2,710,000	2,834,325
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	2,122,719	2,137,491
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,269,485	2,235,316
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	194,518	194,536
Hospitality Mortgage Trust Series 2017-HIT Class A (1 Month LIBOR +0.85%) 144A±	2.09	5-8-2030	650,000	651,673
Hyatt Hotel Portfolio Trust Series 2017-HYTE Class A (1 Month LIBOR +0.66%) 144A±	1.90	8-9-2032	2,000,000	1,993,123
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-PHH Class A (1 Month LIBOR +1.45%) 144A±	2.69	8-15-2027	3,465,000	3,464,996
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	1.40	6-12-2047	1,064,966	1,052,288
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	1,009,789	1,013,004
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A (1 Month LIBOR +1.25%) 144A±	2.49	5-15-2028	98,918	98,906
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	2,026,200	1,994,054
LStar Commercial Mortgage Trust Series 2017-5 Class A1 144A	2.42	3-10-2050	1,236,848	1,232,807
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.30	10-25-2032	3,996	3,979
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,740,000	2,762,270
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,706,021	1,676,763
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.26	1-15-2028	1,340,000	1,340,032
Oaktree CLO Limited Series 15-1A Class A1R	1.00	10-20-2027	1,500,000	1,500,000
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.25	5-21-2027	2,000,000	1,999,992
Palmer Square Collateralized Loan Obligation Limited Trust Series 2013-1A Class A1R (3 Month LIBOR +0.97%) 144A±	2.39	5-15-2025	1,233,420	1,235,861
Rait Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	2.19	6-15-2037	1,014,883	1,015,447
Rait Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	2.10	12-15-2037	1,795,000	1,794,614
ReadyCap Commercial Mortgage Trust Series 2017-FL1 Class A (1 Month LIBOR +0.85%) 144A±	2.09	5-25-2034	1,908,611	1,908,611
Regatta IV Funding Limited Series 2014-1A Class A2R (3 Month LIBOR +1.02%) 144A±	2.39	7-25-2026	1,755,000	1,758,917
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	3,013,991
SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	1.76	3-25-2026	631,568	633,348
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.09	8-20-2030	1,775,000	1,777,236
TICP Collateralized Loan Obligation Limited Trust Series 2014-2A Class A1AR (3 Month LIBOR +1.16%) 144A±	2.52	7-20-2026	2,000,000	2,006,894
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	966,741	991,919
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.12	8-25-2032	81,560	78,456
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.12	8-25-2032	86,727	81,867
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	16,897	16,857
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.46	1-22-2027	2,100,000	2,105,970

Total Non-Agency Mortgage-Backed Securities (Cost $82,669,703)				82,368,257

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 13.12%

Consumer Discretionary : 0.63%

Media : 0.63%
British Sky Broadcasting Group plc 144A	6.10%	2-15-2018	$2,838,000	$2,860,251

Consumer Staples : 0.64%

Beverages : 0.64%
Suntory Holdings Limited 144A	2.55	6-28-2022	2,975,000	2,932,325

Financials : 9.90%

Banks : 8.06%

Banco de Credito del Peru 144A	2.25	10-25-2019	1,500,000	1,500,000
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	2,530,000	2,516,302
BPCE SA	2.50	7-15-2019	755,000	758,879
Commonwealth Bank of Australia 144A	1.75	11-7-2019	1,750,000	1,733,077
Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	3,031,664
Credit Suisse	6.00	2-15-2018	1,500,000	1,512,269
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,137,943
Danske Bank 144A	1.65	9-6-2019	3,000,000	2,969,876
ING Bank NV 144A	1.80	3-16-2018	3,000,000	3,000,109
Lloyds Bank plc	2.00	8-17-2018	1,000,000	1,001,055
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	3,019,765
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	3,000,000	3,008,569
Santander UK plc	2.50	3-14-2019	2,750,000	2,762,055
Sumitomo Mitsui Banking Corporation	2.09	10-18-2019	2,000,000	1,993,124
Svenska Handelsbanken AB	1.50	9-6-2019	2,605,000	2,576,095
Toronto Dominion Bank	1.45	9-6-2018	3,385,000	3,373,910

				36,894,692

Consumer Finance : 0.64%
Corporacion Andina de Fomento	2.13	9-27-2021	3,000,000	2,941,860

Diversified Financial Services : 0.55%

UBS AG 144A	2.20	6-8-2020	1,275,000	1,269,006
UBS AG	2.38	8-14-2019	1,270,000	1,273,450

				2,542,456

Insurance : 0.65%
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,982,367

Health Care : 0.88%

Pharmaceuticals : 0.88%

Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,004,037
Shire plc ADR	1.90	9-23-2019	1,010,000	1,000,284

				4,004,321

Industrials : 0.41%

Transportation Infrastructure : 0.41%
Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,890,535

Information Technology : 0.66%

Semiconductors & Semiconductor Equipment : 0.66%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	3,029,122

Total Yankee Corporate Bonds and Notes (Cost $60,206,628)				60,077,929

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Yield		Shares	Value
Short-Term Investments : 3.14%

Investment Companies : 3.00%

Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.00%		13,748,787	$13,748,787

			Maturity date	Principal
U.S. Treasury Securities : 0.14%

U.S. Treasury Bill #(z)		0.85	12-14-2017	$625,000	624,794

Total Short-Term Investments (Cost $14,373,557)					14,373,581

Total investments in securities (Cost $460,863,746)	100.57%				460,632,835

Other assets and liabilities, net	(0.57)				(2,607,666)

Total net assets	100.00%				$458,025,169

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
%%	The security is issued on a when-issued basis.
††	On the last interest date, partial interest was paid.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CLO	Collateralized loan obligation
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
PFA	Public Finance Authority
plc	Public limited company
REIT	Real estate investment trust

9

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	30,383,096	54,046,699	70,681,008	13,748,787	$13,748,787	3.00%

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$33,060,475	$0	$33,060,475
Asset-backed securities	0	70,476,533	0	70,476,533
Corporate bonds and notes	0	165,630,790	0	165,630,790
Municipal obligations	0	34,645,270	0	34,645,270
Non-agency mortgage-backed securities	0	82,368,257	0	82,368,257
Yankee corporate bonds and notes	0	60,077,929	0	60,077,929
Short-term investments
Investment companies	13,748,787	0	0	13,748,787
U.S. Treasury securities	624,794	0	0	624,794

	14,373,581	446,259,254	0	460,632,835

Futures contracts	67,219	0	0	67,219

Total assets	$14,440,800	$446,259,254	$0	$460,700,054

Liabilities
Futures contracts	$103,125	$0	$0	$103,125

Total liabilities	$103,125	$0	$0	$103,125

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 59.99%

Consumer Discretionary : 23.96%

Auto Components : 1.46%

American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$13,000,000	$13,325,000
American Axle & Manufacturing Incorporated	7.75	11-15-2019	4,080,000	4,452,300
Cooper Tire & Rubber Company	8.00	12-15-2019	2,568,000	2,831,220

				20,608,520

Diversified Consumer Services : 1.60%

Service Corporation International	5.38	1-15-2022	13,800,000	14,162,250
TRI Pointe Group Incorporated	4.38	6-15-2019	8,142,000	8,304,840

				22,467,090

Hotels, Restaurants & Leisure : 3.37%

GLP Capital LP/GLP Financing II Incorporated	4.38	11-1-2018	3,370,000	3,403,700
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	11,929,000	12,542,270
International Game Technology plc 144A	5.63	2-15-2020	7,915,000	8,320,644
MGM Resorts International	5.25	3-31-2020	9,365,000	9,856,663
NCL Corporation Limited 144A	4.75	12-15-2021	12,906,000	13,357,710

				47,480,987

Household Durables : 3.23%

CalAtlantic Group Incorporated	6.63	5-1-2020	2,485,000	2,702,438
CalAtlantic Group Incorporated	8.38	5-15-2018	500,000	512,000
DR Horton Incorporated	3.63	2-15-2018	3,930,000	3,935,380
KB Home	4.75	5-15-2019	7,835,000	8,001,494
Lennar Corporation	4.13	12-1-2018	3,764,000	3,811,050
Lennar Corporation	4.50	6-15-2019	3,400,000	3,485,000
Lennar Corporation	4.50	11-15-2019	11,056,000	11,373,860
Pulte Group Incorporated	4.25	3-1-2021	11,145,000	11,558,480

				45,379,702

Internet & Direct Marketing Retail : 1.01%
Netflix Incorporated	5.38	2-1-2021	13,445,000	14,251,700

Media : 8.08%

Cable One Incorporated 144A	5.75	6-15-2022	7,468,000	7,729,380
CSC Holdings LLC	7.63	7-15-2018	8,945,000	9,123,900
DISH DBS Corporation	4.25	4-1-2018	6,845,000	6,895,653
DISH DBS Corporation	7.88	9-1-2019	11,065,000	11,841,874
Lin Television Corporation	5.88	11-15-2022	2,870,000	2,988,388
National CineMedia LLC	6.00	4-15-2022	14,525,000	14,706,563
Nexstar Broadcasting Group Incorporated 144A«	6.13	2-15-2022	11,535,000	11,938,725
Outfront Media Capital Corporation	5.25	2-15-2022	10,150,000	10,435,418
Scientific Games International Incorporated 144A	7.00	1-1-2022	7,520,000	7,933,600
Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,695,000
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	5,390,000	5,431,503
TEGNA Incorporated	5.13	10-15-2019	6,174,000	6,258,893
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,623,256

				113,602,153

Multiline Retail : 0.53%
Dollar Tree Incorporated	5.25	3-1-2020	7,305,000	7,451,100

Specialty Retail : 3.59%

Best Buy Company Incorporated	5.00	8-1-2018	8,880,000	9,047,762
Gap Incorporated	5.95	4-12-2021	8,965,000	9,680,143
Group 1 Automotive Incorporated	5.00	6-1-2022	7,855,000	8,100,469
L Brands Incorporated	6.63	4-1-2021	7,075,000	7,783,278
L Brands Incorporated	8.50	6-15-2019	2,700,000	2,932,875

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)

Penske Auto Group Incorporated	3.75%	8-15-2020	$1,695,000	$1,722,544
Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	11,247,600

				50,514,671

Textiles, Apparel & Luxury Goods : 1.09%
The William Carter Company	5.25	8-15-2021	14,890,000	15,318,088

Consumer Staples : 1.02%

Food Products : 1.02%
B&G Foods Incorporated	4.63	6-1-2021	14,070,000	14,285,271

Energy : 6.49%

Oil, Gas & Consumable Fuels : 6.49%

Andeavor Logistics LP	5.50	10-15-2019	13,495,000	14,131,964
Andeavor Logistics LP	5.88	10-1-2020	3,615,000	3,672,840
DCP Midstream LLC 144A	5.35	3-15-2020	5,668,000	5,866,380
DCP Midstream Operating Company	2.70	4-1-2019	9,700,000	9,639,375
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,041,265
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,190,000	3,341,525
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	17,620,000	18,187,364
Sabine Pass Liquefaction LLC	5.63	2-1-2021	19,170,000	20,596,676
Targa Resources Partners LP	4.13	11-15-2019	6,720,000	6,770,400

				91,247,789

Financials : 4.42%

Banks : 0.75%
CIT Group Incorporated	3.88	2-19-2019	10,406,000	10,568,334

Consumer Finance : 3.41%

Ally Financial Incorporated	3.75	11-18-2019	15,610,000	15,883,175
Ally Financial Incorporated	6.25	12-1-2017	2,850,000	2,850,000
Navient Corporation	5.50	1-15-2019	160,000	163,920
Navient Corporation	8.45	6-15-2018	12,440,000	12,825,640
OneMain Financial Group LLC 144A	7.25	12-15-2021	13,075,000	13,574,465
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,693,063

				47,990,263

Real Estate Management & Development : 0.26%
Realogy Group LLC 144A	5.25	12-1-2021	3,450,000	3,588,000

Health Care : 4.04%

Health Care Equipment & Supplies : 0.80%
Hologic Incorporated 144A	5.25	7-15-2022	10,760,000	11,230,750

Health Care Providers & Services : 3.24%

Acadia Healthcare Company Incorporated	5.13	7-1-2022	7,232,000	7,223,972
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	7,755,000	7,997,344
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	395,000	414,669
HCA Incorporated	3.75	3-15-2019	4,030,000	4,080,375
HCA Incorporated	6.50	2-15-2020	4,120,000	4,423,850
Lifepoint Hospitals Incorporated	5.50	12-1-2021	8,540,000	8,636,075
Select Medical Corporation	6.38	6-1-2021	5,345,000	5,485,306
Tenet Healthcare Corporation	6.00	10-1-2020	6,905,000	7,276,144

				45,537,735

Industrials : 8.32%

Aerospace & Defense : 3.63%

Alcoa Incorporated	6.15	8-15-2020	8,830,000	9,504,612

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)

Huntington Ingalls Industries Incorporated 144A	5.00%	12-15-2021	$19,395,000	$19,899,270
L-3 Communications Corporation	5.20	10-15-2019	14,300,000	15,047,023
Moog Incorporated 144A	5.25	12-1-2022	6,415,000	6,663,581

				51,114,486

Airlines : 1.52%

American Airlines Group Incorporated	6.13	6-1-2018	10,000,000	10,175,000
United Continental Holdings Incorporated	6.38	6-1-2018	10,965,000	11,156,888

				21,331,888

Commercial Services & Supplies : 0.81%
Clean Harbors Incorporated	5.13	6-1-2021	11,195,000	11,334,938

Machinery : 1.23%

CNH Industrial Capital LLC	3.63	4-15-2018	6,400,000	6,416,640
CNH Industrial Capital LLC	4.38	11-6-2020	1,425,000	1,484,138
CNH Industrial Capital LLC	3.88	7-16-2018	9,355,000	9,448,550

				17,349,328

Trading Companies & Distributors : 1.13%

Aircastle Limited	4.63	12-15-2018	13,060,000	13,288,550
International Lease Finance Corporation	6.25	5-15-2019	2,500,000	2,631,062

				15,919,612

Information Technology : 3.83%

Electronic Equipment, Instruments & Components : 1.56%

Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	6,735,000	6,821,536
Sanmina Corporation 144A	4.38	6-1-2019	12,100,000	12,417,625
Zebra Technologies Corporation	7.25	10-15-2022	2,607,000	2,749,082

				21,988,243

Internet Software & Services : 0.53%
Match Group Incorporated	6.75	12-15-2022	7,265,000	7,446,625

Software : 0.34%
Symantec Corporation	4.20	9-15-2020	4,635,000	4,761,118

Technology Hardware, Storage & Peripherals : 1.40%

EMC Corporation	2.65	6-1-2020	11,850,000	11,711,667
NCR Corporation	4.63	2-15-2021	7,925,000	7,964,625

				19,676,292

Materials : 2.91%

Chemicals : 1.23%

CF Industries Incorporated	6.88	5-1-2018	13,670,000	13,943,400
Huntsman International LLC	4.88	11-15-2020	3,175,000	3,317,875

				17,261,275

Containers & Packaging : 0.50%

Ball Corporation	4.38	12-15-2020	990,000	1,029,600
Reynolds Group Holdings	5.75	10-15-2020	5,920,000	6,019,900

				7,049,500

Metals & Mining : 1.18%

Freeport-McMoRan Incorporated	3.10	3-15-2020	1,840,000	1,842,300

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)

United States Steel Corporation 144A	8.38%	7-1-2021	$13,471,000	$14,717,068

				16,559,368

Real Estate : 2.15%

Equity REITs : 1.55%

Equinix Incorporated	5.38	1-1-2022	14,195,000	14,780,544
Sabra Health Care REIT Incorporated	5.50	2-1-2021	210,000	216,563
VEREIT Operating Partnership LP	3.00	2-6-2019	2,550,000	2,565,886
VEREIT Operating Partnership LP	4.13	6-1-2021	4,125,000	4,288,506

				21,851,499

Real Estate Management & Development : 0.60%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	8,285,000	8,438,935

Telecommunication Services : 2.85%

Diversified Telecommunication Services : 0.08%
Hughes Satellite Systems Corporation	6.50	6-15-2019	1,100,000	1,156,375

Wireless Telecommunication Services : 2.77%

SBA Communications Corporation 144A	4.00	10-1-2022	3,545,000	3,562,725
Sprint Communications Incorporated 144A	9.00	11-15-2018	18,940,000	20,005,375
Sprint Spectrum LP 144A	3.36	3-20-2023	1,770,000	1,783,806
T-Mobile USA Incorporated	6.13	1-15-2022	9,020,000	9,335,700
T-Mobile USA Incorporated	6.63	4-1-2023	4,095,000	4,282,961

				38,970,567

Total Corporate Bonds and Notes (Cost $844,938,580)				843,732,202

Loans : 28.76%

Consumer Discretionary : 3.62%

Auto Components : 0.55%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	3.35	9-23-2022	7,717,708	7,769,648

Household Products : 2.16%

Michaels Stores Incorporated (1 Month LIBOR +2.75%) ±	4.07	1-30-2023	18,322,855	18,146,589
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	3.85	11-8-2023	12,292,113	12,311,288

				30,457,877

Media : 0.74%
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	3.60	7-28-2025	10,473,750	10,390,798

Specialty Retail : 0.17%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.50%) ± ‡	3.88	7-5-2024	2,365,000	2,356,131

Consumer Staples : 2.20%

Food Products : 2.20%

Pinnacle Foods Incorporated (1 Month LIBOR +2.00%) ±	3.24	2-2-2024	13,155,588	13,225,444
Post Holdings Incorporated (1 Month LIBOR +2.25%) ±	3.60	5-24-2024	11,147,063	11,183,625
Prestige Brands Incorporated (1 Month LIBOR +2.75%) ±	4.10	1-26-2024	6,443,556	6,474,743

				30,883,812

Financials : 1.64%

Diversified Financial Services : 1.64%

Delos Finance SARL (3 Month LIBOR +2.00%) ±	3.33	10-6-2023	9,865,000	9,935,929

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)

LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	3.65%	9-23-2024	$13,163,062	$13,190,441

				23,126,370

Health Care : 3.58%

Health Care Providers & Services : 2.48%

HCA Incorporated (1 Month LIBOR +2.00%) ±	3.35	3-17-2023	12,139,000	12,175,417
Select Medical Corporation (3 Month LIBOR +3.50%) ±	4.85	3-1-2021	5,915,275	5,971,943
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.60	9-2-2024	7,585,000	7,466,522
TeamHealth Incorporated (1 Month LIBOR +2.75%) ±	4.10	2-6-2024	9,452,500	9,233,958

				34,847,840

Health Care Technology : 0.42%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.10	3-1-2024	5,875,475	5,888,695

Pharmaceuticals : 0.68%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	5.63	4-29-2024	9,501,188	9,557,149

Industrials : 7.37%

Aerospace & Defense : 0.06%
TransDigm Incorporated (3 Month LIBOR +3.00%) ±	4.27	5-14-2022	755,939	757,541

Airlines : 1.34%

Delta Air Lines Incorporated (1 Month LIBOR +2.50%) ±	3.85	8-24-2022	10,907,400	10,981,025
United Airlines Incorporated (3 Month LIBOR +2.00%) ±	3.38	4-1-2024	7,890,350	7,905,184

				18,886,209

Commercial Services & Supplies : 3.09%

Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.45	11-10-2023	12,665,723	12,672,309
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.35	3-28-2024	6,327,661	6,353,351
Columbus McKinnon Corporation (3 Month LIBOR +3.00%) ± ‡	4.33	1-31-2024	6,761,262	6,803,520
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	3.63	3-11-2021	13,364,551	13,414,668
Sensata Technologies BV (1 Month LIBOR +1.75%) ±	2.99	10-14-2021	4,232,926	4,245,752

				43,489,600

Communications Equipment : 2.88%

Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	3.35	1-3-2021	24,003,863	24,072,994
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	3.75	1-31-2026	16,465,000	16,454,792

				40,527,786

Information Technology : 3.63%

Communications Equipment : 0.46%
CommScope Incorporated (3 Month LIBOR +2.00%) ±	3.38	12-29-2022	6,365,764	6,397,593

Electronic Equipment, Instruments & Components : 0.81%

Dell Incorporated (1 Month LIBOR +2.00%) ±	3.35	9-7-2023	2,674,260	2,674,875
Zebra Technologies Corporation (3 Month LIBOR +2.00%) ±	3.37	10-27-2021	8,747,697	8,774,378

				11,449,253

Internet Software & Services : 1.23%

Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	4.50	10-19-2023	7,365,600	7,400,145
Zayo Group LLC (1 Month LIBOR +2.25%) ±	3.56	1-19-2024	9,837,884	9,862,380

				17,262,525

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
IT Services : 0.91%
First Data Corporation (1 Month LIBOR +2.25%) ±	3.56%	7-8-2022	$12,826,685	$12,825,915

Semiconductors & Semiconductor Equipment : 0.22%
Micron Technology Incorporated (3 Month LIBOR +2.00%) ±	3.39	4-26-2022	3,103,571	3,127,624

Materials : 3.47%

Chemicals : 1.85%

Ashland LLC (3 Month LIBOR +2.00%) ±	3.30	5-24-2024	5,730,638	5,749,721
Huntsman International LLC (1 Month LIBOR +3.00%) ± ‡	4.35	4-1-2023	4,059,336	4,084,707
Ineos US Finance LLC (1 Month LIBOR +2.00%) ¤<	0.00	3-31-2024	16,219,074	16,232,049

				26,066,477

Containers & Packaging : 1.62%

Berry Plastics Corporation (1 Month LIBOR +2.25%) ±	3.50	2-8-2020	12,407,843	12,420,251
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.10	2-5-2023	10,309,278	10,355,155

				22,775,406

Real Estate : 1.13%

Equity REITs : 1.13%
MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.60	4-25-2023	15,774,318	15,836,311

Telecommunication Services : 2.12%

Diversified Telecommunication Services : 1.08%
Level 3 Financing Incorporated (3 Month LIBOR +2.25%) ±	3.70	2-22-2024	15,258,850	15,239,776

Wireless Telecommunication Services : 1.04%
SBA Communications Corporation (1 Month LIBOR +2.25%) ±	3.60	3-24-2021	14,512,500	14,546,750

Total Loans (Cost $405,159,692)				404,467,086

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	2.85	4-25-2024	30,258	26,681

Total Non-Agency Mortgage-Backed Securities (Cost $29,966)				26,681

Yankee Corporate Bonds and Notes : 7.27%

Consumer Discretionary : 1.11%

Automobiles : 0.96%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,431,275

Media : 0.15%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	2,000,000	2,134,635

Financials : 1.75%

Banks : 1.74%

Nielsen Holding and Finance BV 144A	5.50	10-1-2021	16,670,000	17,149,263
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,331,952

				24,481,215

Diversified Financial Services : 0.01%
Virgin Media Finance plc	5.25	1-15-2021	75,000	79,500

Health Care : 2.52%

Pharmaceuticals : 2.52%

Mallinckrodt International Finance SA	3.50	4-15-2018	14,745,000	14,671,275
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	13,458,000	13,030,681

6

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)

Valeant Pharmaceuticals International Incorporated 144A		6.50%	3-15-2022	$7,415,000	$7,785,750

					35,487,706

Information Technology : 1.13%

Communications Equipment : 0.23%
Nokia Corporation		5.38	5-15-2019	3,094,000	3,194,555

Semiconductors & Semiconductor Equipment : 0.90%

NXP BV/NXP Funding LLC 144A		3.75	6-1-2018	10,740,000	10,791,015
NXP BV/NXP Funding LLC 144A		4.13	6-15-2020	1,900,000	1,952,844

					12,743,859

Materials : 0.76%

Metals & Mining : 0.76%
ArcelorMittal		6.00	3-1-2021	9,970,000	10,756,425

Total Yankee Corporate Bonds and Notes (Cost $102,655,938)					102,309,170

		Yield		Shares
Short-Term Investments : 5.93%

Investment Companies : 5.93%

Securities Lending Cash Investment LLC (l)(r)(u)		1.29		18,948,323	18,950,218
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.00		64,490,325	64,490,325

Total Short-Term Investments (Cost $83,440,030)					83,440,543

Total investments in securities (Cost $1,436,224,206)	101.95%				1,433,975,682

Other assets and liabilities, net	(1.95)				(27,493,170)

Total net assets	100.00%				$1,406,482,512

«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
¤	The security is issued in zero coupon form with no periodic interest payments.
<	All or a portion of the position represents an unfunded loan commitment.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SBA	Small Business Authority

7

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	25,070,746	7,405,176	13,527,599	18,948,323	$18,950,218
Wells Fargo Government Money Market Fund Select Class	69,795,859	194,427,641	199,733,175	64,490,325	64,490,325

					$83,440,543	5.93%

Wells Fargo Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2017, the Fund had unfunded loan commitments of $16,219,074.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$843,732,202	$0	$843,732,202
Loans	0	391,222,728	13,244,358	404,467,086
Non-agency mortgage-backed securities	0	26,681	0	26,681
Yankee corporate bonds and notes	0	102,309,170	0	102,309,170
Short-term investments
Investment companies	64,490,325	0	0	64,490,325
Investments measured at net asset value*				18,950,218

Total assets	$64,490,325	$1,337,290,781	$13,244,358	$1,433,975,682

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $18,950,218 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 11.69%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$1,504,826	$1,490,458
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.94	4-1-2038	1,017,544	1,075,517
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.00	9-1-2038	1,644,040	1,725,694
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.00	1-1-2029	41,258	41,402
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.01	4-1-2032	100,917	105,574
FHLMC (1 Year Treasury Constant Maturity +2.19%) ±	3.02	5-1-2035	475,118	500,817
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.13	3-1-2035	937,249	990,412
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.16	10-1-2038	1,188,242	1,255,187
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	6-1-2032	3,120	3,246
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.29	11-1-2035	3,290,915	3,468,938
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.35	7-1-2029	2,467	2,551
FHLMC (12 Month LIBOR +1.94%) ±	3.69	10-1-2031	67,128	67,592
FHLMC	4.50	2-1-2020	503,124	510,948
FHLMC	4.50	8-1-2020	284,104	289,219
FHLMC	4.50	1-1-2022	241,004	245,095
FHLMC	4.50	6-1-2024	1,563,990	1,647,430
FHLMC	4.50	9-1-2026	2,601,987	2,734,391
FHLMC	5.00	12-1-2019	666,513	685,002
FHLMC	5.50	8-1-2018	49,754	50,016
FHLMC	5.50	12-1-2022	713,221	751,877
FHLMC	5.50	12-1-2023	758,986	804,371
FHLMC	6.00	10-1-2021	2,110,962	2,208,853
FHLMC	6.00	1-1-2024	768,486	811,044
FHLMC	7.00	6-1-2031	315,477	348,398
FHLMC	9.00	8-1-2018	3	3
FHLMC	9.00	10-1-2019	10,533	10,904
FHLMC	9.50	9-1-2020	31,653	32,194
FHLMC	9.50	12-1-2022	24,528	25,467
FHLMC	10.00	11-17-2021	9,473	9,528
FHLMC	10.50	5-1-2020	33,761	35,380
FHLMC Series 2611 Class HD	5.00	5-15-2023	843,940	889,390
FHLMC Series 2617 Class GR	4.50	5-15-2018	29,365	29,460
FHLMC Series 2649 Class WL	4.00	7-15-2023	1,803,435	1,855,001
FHLMC Series 2704 Class BH	4.50	11-15-2023	565,794	587,153
FHLMC Series 2707 Class QE	4.50	11-15-2018	129,711	130,574
FHLMC Series 2843 Class BC	5.00	8-15-2019	174,270	176,107
FHLMC Series 2849 Class B	5.00	8-15-2019	292,085	295,562
FHLMC Series 2855 Class WN	4.00	9-15-2019	56,664	57,109
FHLMC Series 2864 Class NB	5.50	7-15-2033	240,676	242,509
FHLMC Series 2881 Class AE	5.00	8-15-2034	316,867	327,739
FHLMC Series 2896 Class CB	4.50	11-15-2019	246,469	248,423
FHLMC Series 2953 Class LD	5.00	12-15-2034	247,534	253,313
FHLMC Series 3166 Class AC	5.00	6-15-2021	3,392,246	3,471,298
FHLMC Series 3266 Class D	5.00	1-15-2022	453,207	456,672
FHLMC Series 3346 Class FA (1 Month LIBOR +0.23%) ±	1.48	2-15-2019	456,546	456,536
FHLMC Series 3609 Class LA	4.00	12-15-2024	155,561	156,975
FHLMC Series 3619 Class EB	3.50	5-15-2024	42,511	42,616
FHLMC Series 3772 Class HC	3.00	10-15-2018	120,409	120,628
FHLMC Series 3780 Class GX	3.50	9-15-2028	539,964	541,877
FHLMC Series 3784 Class DA	4.00	7-15-2025	33,543	33,638
FHLMC Series 3821 Class LA	3.50	4-15-2025	302,804	305,583
FHLMC Series 3834 Class EA	3.50	6-15-2029	363,142	371,604
FHLMC Series 3842 Class CJ	2.00	9-15-2018	41,894	41,829
FHLMC Series 3871 Class YV	3.50	7-15-2024	374,524	375,349
FHLMC Series 3888 Class NA	2.25	1-15-2040	2,358,880	2,342,053
FHLMC Series 3898 Class NE	4.00	7-15-2040	320,340	322,703
FHLMC Series 4172 Class PB	1.50	7-15-2040	445,228	436,252
FHLMC Series 4318 Class LC	2.00	6-15-2038	721,320	715,962
FHLMC Series 4348 Class MH	3.00	6-15-2039	2,907,550	2,937,915
FHLMC Series K003 Class AAB	4.77	5-25-2018	197,137	198,127
FHLMC Series K005 Class A2	4.32	11-25-2019	500,000	518,437
FHLMC Series KJ13 Class A1	2.06	9-25-2021	2,546,426	2,542,587
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	1.57	7-25-2020	4,515,000	4,515,000
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.80	10-25-2021	4,872,404	4,877,289
FHLMC Series T-42 Class A6	9.50	2-25-2042	688,773	842,395
FNMA	1.77	9-1-2019	1,096,208	1,089,492

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.00%	4-1-2023	$5,035,277	$5,000,097
FNMA	2.48	7-1-2020	3,426,779	3,432,657
FNMA (6 Month LIBOR +1.39%) ±	2.77	10-1-2031	127,717	130,996
FNMA (1 Year Treasury Constant Maturity +1.86%) ±	2.86	1-1-2023	9,624	9,610
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.86	5-1-2032	12,414	12,967
FNMA (6 Month LIBOR +1.49%) ±	2.93	9-1-2037	496,397	513,791
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	2.99	2-1-2036	3,060,509	3,217,217
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	3.07	12-1-2034	607,258	635,321
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	3.11	2-1-2033	383,198	402,074
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.12	4-1-2038	2,503,510	2,642,206
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.15	2-1-2035	1,292,946	1,362,317
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.17	6-1-2032	102,784	107,411
FNMA	3.18	12-1-2017	4,162,887	4,162,543
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.18	7-1-2038	1,821,354	1,922,332
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.22	8-1-2036	2,939,830	3,106,031
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.22	6-1-2034	1,084,451	1,144,313
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.24	11-1-2032	895,876	945,609
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.25	12-1-2040	228,884	240,858
FNMA (12 Month Treasury Average +2.25%) ±	3.25	8-1-2045	883,857	936,182
FNMA (12 Month Treasury Average +2.32%) ±	3.27	5-1-2036	1,013,529	1,074,635
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.29	5-1-2036	1,013,307	1,074,651
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.29	11-1-2034	1,284,511	1,361,757
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.35	11-1-2033	2,514,107	2,652,120
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.36	11-1-2035	304,049	319,930
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.43	11-1-2031	64,727	67,903
FNMA (12 Month LIBOR +1.82%) ±	3.56	9-1-2040	3,295,670	3,461,800
FNMA	4.00	3-1-2025	1,454,961	1,517,039
FNMA	4.00	11-1-2025	6,316,876	6,566,995
FNMA	4.00	9-1-2026	5,654,420	5,880,152
FNMA	4.50	6-1-2019	54,648	55,572
FNMA	4.50	1-1-2027	2,882,053	3,028,240
FNMA	5.00	5-1-2022	786,487	817,858
FNMA	5.00	6-1-2024	3,100,546	3,271,751
FNMA (6 Month LIBOR +2.86%) ±	5.00	4-1-2033	1,427	1,481
FNMA	5.23	7-1-2018	712,763	711,851
FNMA	5.29	6-1-2018	58,281	58,948
FNMA	6.00	4-1-2021	190,999	197,428
FNMA	6.00	1-1-2023	1,845,623	1,964,699
FNMA	6.50	8-1-2031	425,251	486,976
FNMA	8.33	7-15-2020	9,202	9,537
FNMA	9.00	2-15-2020	36,043	37,805
FNMA	9.00	10-15-2021	16,776	17,703
FNMA	9.00	6-1-2024	26,407	26,789
FNMA	9.50	12-1-2020	26,861	28,184
FNMA	9.50	3-1-2021	559	562
FNMA	10.00	3-20-2018	317	318
FNMA	10.25	9-1-2021	11,041	11,140
FNMA	10.50	8-1-2020	755	762
FNMA	10.50	4-1-2022	860	868
FNMA Series 1988-9 Class Z	9.45	4-25-2018	9	9
FNMA Series 1989-30 Class Z	9.50	6-25-2019	14,291	14,792
FNMA Series 1989-49 Class E	9.30	8-25-2019	907	924
FNMA Series 1990-111 Class Z	8.75	9-25-2020	5,148	5,469
FNMA Series 1990-119 Class J	9.00	10-25-2020	23,161	24,787
FNMA Series 1990-124 Class Z	9.00	10-25-2020	9,687	10,324
FNMA Series 1990-21 Class Z	9.00	3-25-2020	43,773	46,245
FNMA Series 1990-27 Class Z	9.00	3-25-2020	22,744	23,964
FNMA Series 1990-30 Class D	9.75	3-25-2020	6,590	6,993
FNMA Series 1990-77 Class D	9.00	6-25-2020	17,197	18,231
FNMA Series 1991-132 Class Z	8.00	10-25-2021	45,500	49,051
FNMA Series 1992-71 Class X	8.25	5-25-2022	32,624	35,837
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	389,893	450,299
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	734,527	862,609
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	626,158	762,098
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	774,257	910,528
FNMA Series 2002-W04 Class A6 ±±	3.76	5-25-2042	795,803	827,682
FNMA Series 2003-125 Class AY	4.00	12-25-2018	223,614	224,609
FNMA Series 2003-129 Class AP	4.00	1-25-2019	179	179
FNMA Series 2003-15 Class CN	5.00	3-25-2018	10,338	10,349

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2003-35 Class BC	5.00%	5-25-2018	$30,117	$30,178
FNMA Series 2003-35 Class ME	5.00	5-25-2018	18,119	18,165
FNMA Series 2003-92 Class PE	4.50	9-25-2018	88,631	88,917
FNMA Series 2003-W11 Class A1 ±±	4.51	6-25-2033	32,425	33,888
FNMA Series 2003-W3 Class 1A4 ±±	3.52	8-25-2042	38,422	39,995
FNMA Series 2004-10 Class FA (1 Month LIBOR +0.35%) ±	1.68	2-25-2034	518,689	519,720
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	317,319	319,403
FNMA Series 2004-32 Class AY	4.00	5-25-2019	22,612	22,803
FNMA Series 2004-92 Class QY	4.50	8-25-2034	232,254	234,564
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	1.56	3-25-2037	435,376	435,500
FNMA Series 2008-76 Class GF (1 Month LIBOR +0.65%) ±	1.98	9-25-2023	76,024	76,071
FNMA Series 2008-81 Class LK	5.00	9-25-2023	38,986	39,229
FNMA Series 2009-31 Class B	4.00	5-25-2024	3,751,656	3,788,900
FNMA Series 2009-76 Class HA	4.00	1-25-2019	2,150	2,153
FNMA Series 2010-115 Class NC	2.75	1-25-2039	1,185,383	1,193,119
FNMA Series 2010-153 Class AB	2.00	11-25-2018	143,046	142,755
FNMA Series 2010-153 Class BG	2.50	11-25-2018	139,961	139,826
FNMA Series 2010-25 Class ND	3.50	3-25-2025	95,394	96,294
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	362,348	364,731
FNMA Series 2010-89 Class DP	3.00	6-25-2038	3,515,995	3,546,037
FNMA Series 2011-122 Class A	3.00	12-25-2025	656,499	660,979
FNMA Series 2011-129 Class LG	3.00	3-25-2037	58,532	58,559
FNMA Series 2011-33 Class GA	3.50	10-25-2028	319,986	321,353
FNMA Series 2011-40 Class CA	3.50	12-25-2028	1,080,688	1,091,514
FNMA Series 2011-42 Class A	3.00	2-25-2024	829,189	831,492
FNMA Series 2011-56 Class AC	2.00	7-25-2018	4,557	4,552
FNMA Series 2011-99 Class AB	4.00	12-25-2038	11,310	11,294
FNMA Series 2012-72 Class QE	3.00	1-25-2038	637,407	643,627
FNMA Series 2012-94 Class E	3.00	6-25-2022	44,737	45,068
FNMA Series 2012-M9 Class ASQ2	1.51	12-25-2017	196,759	196,555
FNMA Series 2013-26 Class AK	2.50	11-25-2038	4,977,776	4,973,557
FNMA Series 2014-19 Class HA	2.00	6-25-2040	1,132,478	1,105,351
GNMA	7.00	6-15-2033	448,700	529,500
GNMA Series 2009-122 Class AC	4.00	3-16-2023	3,443	3,441
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	1,363	1,362
GNMA Series 2012-57 Class LG	1.50	3-16-2035	410,219	407,865
GNMA Series 2016-H19 Class FE (1 Month LIBOR +0.37%) ±	1.60	6-20-2061	3,805,908	3,806,959
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	1.43	5-20-2067	5,503,271	5,502,283
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	1.43	8-20-2067	5,921,027	5,911,870

Total Agency Securities (Cost $160,878,020)				160,887,059

Asset-Backed Securities : 16.32%
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	10,950,000	10,928,501
BMW Vehicle Lease Trust Series 2016-2 Class A2	1.23	1-22-2019	5,349,395	5,344,269
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	359,259	359,208
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	10,000,000	9,997,217
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	3,414,046	3,408,978
Chesapeake Funding LLC Series 2017-3A Class A 144A	1.91	8-15-2029	8,985,000	8,948,019
Chrysler Capital Auto Receivables Trust Series 2015-BA Class A3 144A	1.91	3-16-2020	4,418,140	4,422,580
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A3 144A	1.64	7-15-2021	7,000,000	6,969,657
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	12,000,000	11,978,346
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	1,510,541	1,509,598
CNH Equipment Trust Series 2016-C Class A2	1.26	2-18-2020	4,571,911	4,565,079
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	2,239,922	2,239,263
Dell Equipment Finance Trust Series 2017-1 Class A1 144A	1.35	5-22-2018	3,061,712	3,060,595
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.04	6-25-2026	4,980,699	4,993,143
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.24	12-25-2056	1,502,804	1,509,828
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	5,750,000	5,757,775
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	1,210,000	1,208,333
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	4,380,000	4,372,777
Ford Credit Auto Lease Trust Series 2017-C Class A2A	1.80	9-15-2020	10,605,000	10,604,120

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
GM Financial Automobile Leasing Trust Series 2016-1 Class A3	1.64%	7-20-2019	$1,057,741	$1,057,589
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	1,044,217	1,043,795
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,670,000	2,669,506
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3	1.41	6-15-2020	1,384,985	1,383,492
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.09	6-15-2019	519,840	519,689
Hyundai Auto Lease Securitization Trust Series 2016-C Class A2 144A	1.30	3-15-2019	5,115,536	5,107,839
Hyundai Auto Lease Securitization Trust Series 2017-B Class A2A 144A	1.69	12-16-2019	11,500,000	11,486,716
Hyundai Auto Receivables Trust Series 2016-A Class A4 144A	1.80	12-16-2019	5,000,000	5,000,629
Hyundai Auto Receivables Trust Series 2016-B Class A2	1.12	10-15-2019	6,652,201	6,639,018
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	1,970,446	1,966,117
John Deere Owner Trust Series 2017-A Class A2	1.50	10-15-2019	5,000,000	4,995,876
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	2,544,384	2,541,222
Mercedes Benz Auto Lease Trust Series 2016-1 Class A2A	1.11	3-15-2019	1,512,729	1,511,834
Mercedes-Benz Auto Lease Trust Series 2016-B Class A2	1.15	1-15-2019	2,755,810	2,753,934
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	4,156,527	4,154,718
MMAF Equipment Finance LLC Series 2017-B Class A2 144A	1.93	10-15-2020	7,250,000	7,241,681
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	2.02	6-27-2022	6,000,000	6,039,007
Nissan Auto Lease Trust Series 2016-B Class A2A	1.26	12-17-2018	2,189,882	2,187,750
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	5,100,000	5,098,248
Nissan Auto Receivables Owner Trust Series 2016-A Class A2A	1.22	8-15-2018	795,192	795,055
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	9,790,000	9,783,470
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	1.42	9-15-2026	2,537,678	2,530,540
SLM Student Loan Trust Series 2004-1 Class A3 (3 Month LIBOR +0.21%) ±	1.58	4-25-2023	611,998	612,181
SLM Student Loan Trust Series 2004-5A Class A5 (3 Month LIBOR +0.60%) 144A±	1.84	10-25-2023	602,029	602,747
SLM Student Loan Trust Series 2004-8A Class A5 (3 Month LIBOR +0.50%) 144A±	1.87	4-25-2024	1,008,084	1,011,337
SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	1.47	4-25-2027	2,341,679	2,335,859
SLM Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.11%) ±	1.48	7-25-2025	1,160,590	1,159,910
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	1.93	11-25-2027	2,597,391	2,614,530
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.55	10-25-2027	8,073,021	8,184,464
Toyota Auto Receivables Owner Trust Series 2016-D Class A2A	1.06	5-15-2019	5,852,387	5,845,302
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	5,175,000	5,169,224
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	347,076	347,056
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	325,000	324,751
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	1,014,778	1,013,098
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	3,586,773	3,581,267
World Omni Auto Receivables Trust Series 2017-A Class A2	1.68	12-16-2019	3,277,208	3,273,899

Total Asset-Backed Securities (Cost $224,932,937)				224,760,636

Corporate Bonds and Notes : 28.73%

Consumer Discretionary : 2.54%

Hotels, Restaurants & Leisure : 0.51%

Royal Caribbean Cruises Limited	2.65	11-28-2020	2,000,000	2,003,484
Starbucks Corporation	2.20	11-22-2020	5,000,000	4,995,912

				6,999,396

Household Durables : 0.22%
D.R. Horton Incorporated	3.75	3-1-2019	2,990,000	3,028,455

Internet & Direct Marketing Retail : 0.16%
Amazon.com Incorporated 144A	1.90	8-21-2020	2,235,000	2,220,385

Media : 1.65%

DIRECTV Holdings LLC	5.88	10-1-2019	4,902,000	5,221,135
Discovery Communications LLC	2.20	9-20-2019	3,725,000	3,710,789

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)

Time Warner Cable Incorporated	4.88%	3-15-2020	$6,010,000	$6,318,437
Time Warner Cable Incorporated	6.75	7-1-2018	7,245,000	7,434,060

				22,684,421

Consumer Staples : 1.24%

Beverages : 0.44%
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	5,767,000	6,129,646

Tobacco : 0.80%

Altria Group Incorporated	9.70	11-10-2018	3,625,000	3,883,528
B.A.T. Capital Corporation 144A	2.30	8-14-2020	5,215,000	5,187,604
Reynolds American Incorporated	8.13	6-23-2019	1,793,000	1,948,812

				11,019,944

Energy : 1.66%

Oil, Gas & Consumable Fuels : 1.66%

DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,628,000
Enable Midstream Partner LP	2.40	5-15-2019	7,465,000	7,423,319
Energy Transfer Partners LP	2.50	6-15-2018	5,000,000	5,010,336
Kinder Morgan Incorporated	7.25	6-1-2018	2,000,000	2,050,686
Rockies Express Pipeline 144A	6.85	7-15-2018	802,000	817,038

				22,929,379

Financials : 15.94%

Banks : 6.01%

Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	5,000,000	4,966,629
BB&T Corporation	2.15	2-1-2021	7,000,000	6,941,433
Citigroup Incorporated	2.45	1-10-2020	4,000,000	4,003,020
Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,106,158
Discover Bank	2.60	11-13-2018	5,000,000	5,022,906
Fifth Third Bank	2.30	3-15-2019	4,470,000	4,482,135
Huntington National Bank	2.20	11-6-2018	5,000,000	5,007,254
Huntington National Bank	2.38	3-10-2020	8,000,000	8,003,141
JPMorgan Chase Bank	1.45	9-21-2018	2,000,000	1,994,993
KeyBank Corporation	4.63	6-15-2018	7,730,000	7,831,468
PNC Bank	2.45	11-5-2020	7,000,000	7,020,826
Rabobank Nederland NY	1.38	8-9-2019	7,000,000	6,913,272
Regions Bank	2.25	9-14-2018	7,000,000	7,009,371
US Bank	2.05	10-23-2020	7,460,000	7,428,298

				82,730,904

Capital Markets : 1.65%

Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	3,987,887
Goldman Sachs Group Incorporated	2.60	12-27-2020	5,295,000	5,307,635
Morgan Stanley	1.88	1-5-2018	6,060,000	6,061,273
Morgan Stanley	2.20	12-7-2018	4,000,000	4,004,758
Morgan Stanley	2.45	2-1-2019	1,960,000	1,966,280
S&P Global Incorporated	2.50	8-15-2018	1,450,000	1,454,834

				22,782,667

Consumer Finance : 4.58%

Ally Financial Incorporated	3.25	11-5-2018	7,665,000	7,704,858
American Express Credit Corporation	1.80	7-31-2018	8,000,000	7,998,101
BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	997,907
Capital One Financial Corporation	2.50	5-12-2020	7,000,000	6,998,648
Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,964,518
Daimler Finance North America LLC 144A	2.20	5-5-2020	1,480,000	1,472,696
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	3,004,386

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)

Ford Motor Credit Company LLC	2.94%	1-8-2019	$3,665,000	$3,690,644
General Motors Financial Company	2.40	4-10-2018	10,000,000	10,026,417
Hyundai Capital America Incorporated 144A«	2.75	9-18-2020	4,000,000	3,977,515
John Deere Capital Corporation	1.95	6-22-2020	3,000,000	2,979,580
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	3,500,000	3,490,495
Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	3,993,125
Synchrony Financial	2.60	1-15-2019	3,815,000	3,828,057

				63,126,947

Diversified Financial Services : 0.77%

AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,000,144
Daimler Finance North America LLC 144A	2.30	2-12-2021	4,000,000	3,971,817
Voya Financial Incorporated	2.90	2-15-2018	2,617,000	2,621,332

				10,593,293

Insurance : 2.93%

American Financial Group Incorporated	9.88	6-15-2019	6,445,000	7,137,201
AXIS Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,810,907
Jackson National Life Global Funding 144A	2.30	4-16-2019	3,251,000	3,252,882
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,129,600
Metropolitan Life Global Funding Incorporated 144A	1.75	9-19-2019	3,000,000	2,972,347
PartnerRe Finance B LLC	5.50	6-1-2020	1,000,000	1,066,747
Protective Life Global Funding 144A	2.26	4-8-2020	4,415,000	4,402,982
Provident Companies Incorporated	7.00	7-15-2018	6,736,000	6,927,829
Reliance Standard Life Insurance 144A	2.15	10-15-2018	7,610,000	7,623,553

				40,324,048

Health Care : 1.19%

Health Care Providers & Services : 1.19%

Anthem Incorporated	2.50	11-21-2020	3,765,000	3,766,841
Catholic Health Initiatives ¤	0.00	1-4-2018	12,600,000	12,576,795

				16,343,636

Industrials : 1.02%

Aerospace & Defense : 0.44%
L-3 Communications Corporation	5.20	10-15-2019	5,742,000	6,041,958

Airlines : 0.22%
Delta Air Lines Incorporated %%	2.60	12-4-2020	3,000,000	2,995,152

Construction & Engineering : 0.15%
SBA Tower Trust 144A	3.60	4-9-2043	2,080,000	2,080,440

Transportation Infrastructure : 0.21%
TTX Company 144A	2.25	2-1-2019	2,905,000	2,900,147

Information Technology : 2.98%

Electronic Equipment, Instruments & Components : 0.53%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	7,260,000	7,353,281

Semiconductors & Semiconductor Equipment : 1.42%

Broadcom Corporation 144A	2.20	1-15-2021	7,000,000	6,820,343
Broadcom Corporation 144A	2.38	1-15-2020	3,720,000	3,688,558
Maxim Integrated Product Incorporated	2.50	11-15-2018	1,630,000	1,637,306
Qualcomm Incorporated	1.85	5-20-2019	3,720,000	3,702,127
Qualcomm Incorporated	2.10	5-20-2020	3,720,000	3,690,977

				19,539,311

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 1.03%

Apple Incorporated	1.80%	11-13-2019	$7,000,000	$6,981,747
Hewlett Packard Enterprise Company	3.60	10-15-2020	7,000,000	7,170,977

				14,152,724

Materials : 0.41%

Chemicals : 0.41%
CF Industries Incorporated	6.88	5-1-2018	5,503,000	5,613,060

Telecommunication Services : 0.51%

Diversified Telecommunication Services : 0.51%
AT&T Incorporated	2.45	6-30-2020	7,000,000	6,990,760

Utilities : 1.24%

Electric Utilities : 0.71%

Eversource Energy	1.60	1-15-2018	5,000,000	4,998,264
Interstate Power & Light Company	5.88	9-15-2018	1,675,000	1,724,216
Pinnacle West Capital Corporation	2.25	11-30-2020	3,000,000	2,994,456

				9,716,936

Multi-Utilities : 0.53%

Black Hills Corporation	2.50	1-11-2019	3,645,000	3,650,346
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,665,671

				7,316,017

Total Corporate Bonds and Notes (Cost $396,316,208)				395,612,907

Municipal Obligations : 5.97%

California : 0.27%

Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	3,620,000	3,635,711

Connecticut : 0.21%

Connecticut Series A (GO Revenue)	5.46	3-1-2019	2,840,000	2,906,854

Florida : 0.33%

Escambia County FL HFA ACTS Retirement-Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.99	11-15-2029	4,480,000	4,480,000

Illinois : 0.54%

Illinois Finance Authority (GO Revenue)	5.67	3-1-2018	1,735,000	1,749,695
State of Illinois (GO Revenue)	4.35	6-1-2018	598,000	603,155
State of Illinois (Miscellaneous Revenue)	5.00	5-1-2019	4,930,000	5,111,227

				7,464,077

Iowa : 1.05%

Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	1.24	4-1-2022	14,500,000	14,500,000

Michigan : 0.18%

Michigan Finance Authority Subordinated Series C-2 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	1.61	11-1-2018	1,000,000	997,920
Michigan Finance Authority Subordinated Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.06	4-1-2018	1,000,000	997,760

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Finance Authority Subordinated Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.27%	4-1-2019	$500,000	$493,960

				2,489,640

New Jersey : 1.01%

New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,963,300
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	1.76	12-15-2018	4,000,000	3,978,040

				13,941,340

New York : 0.87%

Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	6,000,000	5,999,940
New York HFA Series A (Housing Revenue, Bank of China LOC) ø	1.42	11-1-2049	6,000,000	6,000,000

				11,999,940

Tennessee : 0.96%

Baptist Memorial Health Care Corporation (Health Revenue) ¤	0.00	12-7-2017	13,231,000	13,231,000

Wisconsin : 0.55%

Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	7,610,000	7,535,498

Total Municipal Obligations (Cost $82,172,847)				82,184,060

Non-Agency Mortgage-Backed Securities : 16.46%
ALM Loan Funding Series 2015-12A Class A1R (3 Month LIBOR +1.05%) 144A±	2.41	4-16-2027	3,725,000	3,740,712
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	2,499,080	2,468,300
BlueMountain CLO Limited Series 2014-2A Class AR (3 Month LIBOR +0.93%) 144A±	2.29	7-20-2026	5,970,000	5,988,656
BX Trust 2017 Series A (1 Month LIBOR +1.05%) 144A±	2.30	10-15-2032	1,615,000	1,617,500
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	4,670,257	4,646,856
CGDBB Commerical Mortgage Trust Series 2017 Class A (1 Month LIBOR +0.79%) 144A±	2.03	7-15-2028	5,500,000	5,506,881
Chicago Skyscraper Trust Series 2017-SKY Class A (1 Month LIBOR +0.80%) 144A±	2.04	2-15-2030	4,650,000	4,661,620
CIFC Funding Limited Series 2RA Class A1 (3 Month LIBOR +0.80%) 144A±%%	1.00	1-20-2028	7,550,000	7,550,000
Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±±	6.42	12-10-2049	1,000,000	1,000,620
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class A2	2.90	5-10-2047	750,000	756,324
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	3,563,000	3,625,162
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.09	7-15-2032	6,150,000	6,128,471
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.34	7-15-2030	5,993,000	5,977,347
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	18,459	19,323
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	221,376	229,086
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	3,937,738	3,935,057
Commercial Mortgage Trust Series 2013-LC6 Class A2	1.91	1-10-2046	468,535	468,332
Commercial Mortgage Trust Series 2014-LC15 Class A2	2.84	4-10-2047	3,033,000	3,060,570
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,925,000	8,038,499
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	2,900,000	2,927,106
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	4,020,000	4,066,681
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	6,640,473	6,605,819
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	2.75	6-19-2031	158,426	157,823
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.99	6-19-2031	97,007	95,456
Crown Point Limited Series 2013-2A Class A1LR (3 Month LIBOR +0.59%) 144A±	1.95	12-31-2023	3,115,000	3,114,984
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.27	12-31-2027	7,030,000	7,029,937
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,896,135	1,888,982
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.39	1-25-2022	25,683	25,625

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
DLL Securitization Trust Series 2017-A Class A2 144A	1.89%	7-15-2020	$4,500,000	$4,499,063
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.39	9-25-2033	470,635	459,990
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	4,844,626	4,821,161
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	2,686,005	2,729,480
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	5,704,570	6,026,903
GS Mortgage Securities Trust Series 2013-GC12 Class A2	2.01	6-10-2046	847,610	847,621
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	726,178	723,707
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,856,851	1,828,895
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	44,739	44,743
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.46	10-22-2025	7,000,000	7,003,052
Housing Securities Incorporated Series 1992-8 Class E ±±	4.89	6-25-2024	44,712	44,941
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	1.40	6-12-2047	2,562,473	2,531,967
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A3	2.48	12-15-2047	1,692,524	1,691,317
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A (1 Month LIBOR +1.45%) 144A±	2.69	8-15-2027	10,000,000	9,999,987
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	115,000	116,020
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	6,653,125	6,629,460
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A (1 Month LIBOR +1.25%) 144A±	2.49	5-15-2028	347,747	347,705
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-ASH Class A (1 Month LIBOR +1.50%) 144A±	2.74	10-15-2034	4,700,000	4,710,264
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	4,037,204	3,973,152
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-WSP Class A (1 Month LIBOR +1.35%) 144A±	2.59	8-15-2033	8,000,000	8,010,220
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	4,204,590	4,185,669
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.30	10-25-2032	7,991	7,957
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	2,046,297	2,051,366
Morgan Stanley Bank of Americal Merrill Lynch Trust Series 2013-C11 Class A2	3.09	8-15-2046	3,485,421	3,507,581
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,940,000	2,963,896
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A1	1.53	1-15-2049	1,947,552	1,922,665
Morgan Stanley Capital I Trust Series 2007-IQ16 Class AMA ±±	6.30	12-12-2049	141,743	142,560
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	6,397,580	6,287,861
Morgan Stanley Mortgage Trust Series 35 Class 2 (-1,500 * 1 Month LIBOR +15,573.50%) ±	13,649.50	4-20-2021	1	19
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.26	1-15-2028	4,085,000	4,085,098
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) 144A±	2.25	5-21-2027	6,300,000	6,299,975
Palmer Square Collateralized Loan Obligation Limited Trust Series 2013-1A Class A1R (3 Month LIBOR +0.97%) 144A±	2.39	5-15-2025	3,371,135	3,377,807
Prudential Home Mortgage Securities Series 1988-1 Class A ±±	0.00	4-25-2018	676	678
Rait Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	2.19	6-15-2037	2,984,656	2,986,315
Regatta IV Funding Limited Series 2014-1A Class A2R (3 Month LIBOR +1.02%) 144A±	2.39	7-25-2026	5,245,000	5,256,707
Resecuritization Mortgage Trust Series 1998-B Class A (1 Month LIBOR +0.25%) 144A±	1.58	4-26-2021	416	413
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	3.11	11-25-2020	209,332	210,837
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.09	8-20-2030	5,200,000	5,206,550
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.51	10-25-2024	12,265	12,403
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	1.76	2-25-2028	227,526	225,109
TICP Collateralized Loan Obligation Limited Trust Series 2014-2A Class A1AR (3 Month LIBOR +1.16%) 144A±	2.52	7-20-2026	5,500,000	5,518,959
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	160,480	160,416

9

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Vendee Mortgage Trust Series 2011-1 Class DA	3.75%	2-15-2035	$2,900,224	$2,975,758
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.12	8-25-2032	134,807	129,677
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.12	8-25-2032	126,374	119,293
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	322,720	321,954
Wind River Collateralized Loan Obligation Limited Trust Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	2.46	1-22-2027	6,300,000	6,317,911

Total Non-Agency Mortgage-Backed Securities (Cost $227,463,469)				226,646,811

Yankee Corporate Bonds and Notes : 15.63%

Consumer Discretionary : 0.54%

Media : 0.54%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	7,000,000	7,471,221

Consumer Staples : 1.12%

Beverages : 0.06%
Suntory Holdings Limited 144A	2.55	9-29-2019	850,000	852,579

Tobacco : 1.06%

British American Tobacco International Finance plc 144A	1.85	6-15-2018	7,025,000	7,020,817
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,499,206

				14,520,023

Financials : 11.45%

Banks : 7.97%

ABN AMRO Bank NV 144A	1.80	9-20-2019	7,000,000	6,944,000
ABN AMRO Bank NV 144A	2.10	1-18-2019	4,000,000	3,999,284
ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,220,242
Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,500,000
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	3,004,985
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	7,470,000	7,429,557
BPCE SA	2.50	7-15-2019	2,245,000	2,256,535
Commonwealth Bank of Australia 144A	1.75	11-7-2019	5,250,000	5,199,230
Credit Suisse	6.00	2-15-2018	7,500,000	7,561,346
DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	6,944,647
Federation des Caisses Desjardins du Quebec 144A	2.25	10-30-2020	5,000,000	4,975,610
ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,926,931
Lloyds Bank plc	2.00	8-17-2018	8,000,000	8,008,444
Santander UK plc	2.50	3-14-2019	7,250,000	7,281,782
Sumitomo Mitsui Banking Corporation	2.05	1-18-2019	3,250,000	3,246,524
Sumitomo Mitsui Banking Corporation	2.09	10-18-2019	5,000,000	4,982,810
Sumitomo Mitsui Trust Bank Limited 144A	1.95	9-19-2019	7,000,000	6,958,445
Suncorp-Metway Limited 144A	2.38	11-9-2020	4,000,000	3,983,828
Svenska Handelsbanken AB	1.50	9-6-2019	7,395,000	7,312,945

				109,737,145

Capital Markets : 1.01%

BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,966,127
Macquarie Group Limited 144A	3.00	12-3-2018	4,000,000	4,035,008
Macquarie Group Limited 144A	6.00	1-14-2020	2,750,000	2,940,850

				13,941,985

Diversified Financial Services : 1.41%

Corporacion Andina de Fomento	2.00	5-10-2019	8,000,000	7,966,675
Shell International Finance BV	1.38	5-10-2019	4,000,000	3,965,658
UBS AG 144A	2.20	6-8-2020	3,725,000	3,707,489

10

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)

UBS AG		2.38%	8-14-2019	$3,730,000	$3,740,133

					19,379,955

Insurance : 1.06%

Axis Specialty Finance plc		2.65	4-1-2019	6,641,000	6,626,637
QBE Insurance Group Limited 144A		2.40	5-1-2018	7,960,000	7,952,979

					14,579,616

Health Care : 1.37%

Pharmaceuticals : 1.37%

Actavis Funding SCS		2.35	3-12-2018	8,265,000	8,276,123
Shire Acquisitions Investments Ireland Limited		1.90	9-23-2019	2,880,000	2,852,294
Teva Pharmaceuticals Industries Incorporated		1.70	7-19-2019	8,000,000	7,745,984

					18,874,401

Industrials : 0.43%

Transportation Infrastructure : 0.43%
Asciano Finance Limited 144A		5.00	4-7-2018	5,903,000	5,954,538

Telecommunication Services : 0.72%

Diversified Telecommunication Services : 0.72%
Deutsche Telekom International Finance BV 144A		2.23	1-17-2020	10,000,000	9,959,482

Total Yankee Corporate Bonds and Notes (Cost $216,233,309)					215,270,945

		Yield		Shares
Short-Term Investments : 6.40%

Investment Companies : 6.26%

Securities Lending Cash Investment LLC (l)(r)(u)		1.29		2,658,234	2,658,500
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.00		83,451,660	83,451,660

					86,110,160

			Maturity date	Principal
U.S. Treasury Securities : 0.14%

U.S. Treasury Bill (z)#		0.95	12-14-2017	$1,950,000	1,949,358

Total Short-Term Investments (Cost $88,059,442)					88,059,518

Total investments in securities (Cost $1,396,056,232)	101.20%				1,393,421,936

Other assets and liabilities, net	(1.20)				(16,577,781)

Total net assets	100.00%				$1,376,844,155

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
«	All or a portion of this security is on loan.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

11

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

(r)	The investment is a non-registered investment company purchased with cash collateral received fromsecurities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CLO	Collateralized loan obligation
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
PFA	Public Finance Authority
plc	Public limited company
SPA	Standby purchase agreement

12

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	0	3,919,608	1,261,374	2,658,234	$2,658,500
Wells Fargo Government Money Market Fund Select Class	119,018,607	245,260,373	280,827,320	83,451,660	83,451,660

					$86,110,160	6.26%

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$160,887,059	$0	$160,887,059
Asset-backed securities	0	224,760,636	0	224,760,636
Corporate bonds and notes	0	395,612,907	0	395,612,907
Municipal obligations	0	82,184,060	0	82,184,060
Non-agency mortgage-backed securities	0	226,646,811	0	226,646,811
Yankee corporate bonds and notes	0	215,270,945	0	215,270,945
Short-term investments
Investment companies	83,451,660	0	0	83,451,660
U.S. Treasury securities	1,949,358	0	0	1,949,358

Investments measured at net asset value*				2,658,500

	85,401,018	1,305,362,418	0	1,393,421,936

Futures contracts	249,375	0	0	249,375

Total assets	$85,650,393	$1,305,362,418	$0	$1,393,671,311

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,658,500 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Target Today Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 99.56%

Affiliated Master Portfolios : 99.56%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$49,935,866
Wells Fargo Emerging Markets Bond Portfolio		4,264,932
Wells Fargo Factor Enhanced Emerging Markets Portfolio		3,198,426
Wells Fargo Factor Enhanced International Portfolio		10,779,435
Wells Fargo Factor Enhanced Large Cap Portfolio		21,096,833
Wells Fargo Factor Enhanced Small Cap Portfolio		5,219,816
Wells Fargo High Yield Corporate Bond Portfolio		4,270,096
Wells Fargo Investment Grade Corporate Bond Portfolio		26,014,656
Wells Fargo Strategic Retirement Bond Portfolio		16,899,797
Wells Fargo U.S. REIT Portfolio		3,590,524

Total Investment Companies (Cost $124,943,790)		145,270,381

Total investments in securities (Cost $124,943,790)	99.56%	145,270,381

Other assets and liabilities, net	0.44	644,511

Total net assets	100.00%	$145,914,892

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	3%	$49,935,866
Wells Fargo Diversified Fixed Income Portfolio	6	0	0
Wells Fargo Diversified Stock Portfolio	1	0	0
Wells Fargo Emerging Markets Bond Portfolio	0	5	4,264,932
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	1	3,198,426
Wells Fargo Factor Enhanced International Portfolio	0	1	10,779,435
Wells Fargo Factor Enhanced Large Cap Portfolio	0	1	21,096,833
Wells Fargo Factor Enhanced Small Cap Portfolio	0	1	5,219,816
Wells Fargo High Yield Corporate Bond Portfolio	0	4	4,270,096
Wells Fargo Investment Grade Corporate Bond Portfolio	0	5	26,014,656
Wells Fargo Short-Term Investment Portfolio	28	0	0
Wells Fargo Strategic Retirement Bond Portfolio	0	14	16,899,797
Wells Fargo U.S. REIT Portfolio	0	7	3,590,524

			$145,270,381	99.56%

Wells Fargo Target Today Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $145,270,381, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays US Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo Target 2010 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.72%

Affiliated Master Portfolios : 100.72%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$53,210,396
Wells Fargo Emerging Markets Bond Portfolio		4,541,286
Wells Fargo Factor Enhanced Emerging Markets Portfolio		4,076,064
Wells Fargo Factor Enhanced International Portfolio		13,785,239
Wells Fargo Factor Enhanced Large Cap Portfolio		26,991,409
Wells Fargo Factor Enhanced Small Cap Portfolio		6,678,263
Wells Fargo High Yield Corporate Bond Portfolio		4,546,784
Wells Fargo Investment Grade Corporate Bond Portfolio		27,687,523
Wells Fargo Strategic Retirement Bond Portfolio		18,005,923
Wells Fargo U.S. REIT Portfolio		4,609,111

Total Investment Companies (Cost $129,465,808)		164,131,998

Total investments in securities (Cost $129,465,808)	100.72%	164,131,998

Other assets and liabilities, net	(0.72)	(1,180,380)

Total net assets	100.00%	$162,951,618

1

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager.

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	6%	5%	$53,210,396
Wells Fargo Diversified Fixed Income Portfolio	4	0	0
Wells Fargo Diversified Stock Portfolio	1	0	0
Wells Fargo Emerging Markets Bond Portfolio	6	6	4,541,286
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1	1	4,076,064
Wells Fargo Factor Enhanced International Portfolio	1	1	13,785,239
Wells Fargo Factor Enhanced Large Cap Portfolio	1	1	26,991,409
Wells Fargo Factor Enhanced Small Cap Portfolio	1	1	6,678,263
Wells Fargo High Yield Corporate Bond Portfolio	6	4	4,546,784
Wells Fargo Investment Grade Corporate Bond Portfolio	6	6	27,687,523
Wells Fargo Strategic Retirement Bond Portfolio	14	14	18,005,923
Wells Fargo U.S. REIT Portfolio	10	10	4,609,111
Wells Fargo Short-Term Investment Portfolio	14	0	0

			$164,131,998	100.72%

Wells Fargo Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $164,131,998, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays US Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo Target 2015 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.50%

Affiliated Master Portfolios : 100.50%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$55,199,465
Wells Fargo Emerging Markets Bond Portfolio		4,714,105
Wells Fargo Factor Enhanced Emerging Markets Portfolio		5,276,088
Wells Fargo Factor Enhanced International Portfolio		17,788,208
Wells Fargo Factor Enhanced Large Cap Portfolio		34,841,049
Wells Fargo Factor Enhanced Small Cap Portfolio		8,620,435
Wells Fargo High Yield Corporate Bond Portfolio		4,719,813
Wells Fargo Investment Grade Corporate Bond Portfolio		28,755,800
Wells Fargo Strategic Retirement Bond Portfolio		18,686,844
Wells Fargo U.S. REIT Portfolio		5,925,253

Total Investment Companies (Cost $141,343,100)		184,527,060

Total investments in securities (Cost $141,343,100)	100.50%	184,527,060

Other assets and liabilities, net	(0.50)	(922,829)

Total net assets	100.00%	$183,604,231

1

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	5%	$55,199,465
Wells Fargo Diversified Fixed Income Portfolio	6	0	0
Wells Fargo Diversified Stock Portfolio	1	0	0
Wells Fargo Emerging Markets Bond Portfolio	0	6	4,714,105
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	1	5,276,088
Wells Fargo Factor Enhanced International Portfolio	0	1	17,788,208
Wells Fargo Factor Enhanced Large Cap Portfolio	0	2	34,841,049
Wells Fargo Factor Enhanced Small Cap Portfolio	0	2	8,620,435
Wells Fargo High Yield Corporate Bond Portfolio	0	4	4,719,813
Wells Fargo Investment Grade Corporate Bond Portfolio	0	6	28,755,800
Wells Fargo Strategic Retirement Bond Portfolio	0	15	18,686,844
Wells Fargo U.S. REIT Portfolio	0	12	5,925,253
Wells Fargo Short-Term Investment Portfolio	9	0	0

			$184,527,060	100.50%

Wells Fargo Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $184,527,060, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays US Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo Target 2020 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.56%

Affiliated Master Portfolios : 100.56%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$259,691,516
Wells Fargo Emerging Markets Bond Portfolio		22,013,545
Wells Fargo Factor Enhanced Emerging Markets Portfolio		35,625,882
Wells Fargo Factor Enhanced International Portfolio		119,822,036
Wells Fargo Factor Enhanced Large Cap Portfolio		225,965,827
Wells Fargo Factor Enhanced Small Cap Portfolio		56,199,781
Wells Fargo High Yield Corporate Bond Portfolio		22,040,196
Wells Fargo Investment Grade Corporate Bond Portfolio		135,164,818
Wells Fargo Strategic Retirement Bond Portfolio		57,278,545
Wells Fargo U.S. REIT Portfolio		25,291,999

Total Investment Companies (Cost $802,082,803)		959,094,145

Total investments in securities (Cost $802,082,803)	100.56%	959,094,145

Other assets and liabilities, net	(0.56)	(5,374,525)

Total net assets	100.00%	$953,719,620

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%		23%	$259,691,516
Wells Fargo Diversified Fixed Income Portfolio	0	*	0	0
Wells Fargo Diversified Stock Portfolio	0		0	0
Wells Fargo Emerging Markets Bond Portfolio	0		27	22,013,545
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0		9	35,625,882
Wells Fargo Factor Enhanced International Portfolio	0		9	119,822,036
Wells Fargo Factor Enhanced Large Cap Portfolio	0		10	225,965,827
Wells Fargo Factor Enhanced Small Cap Portfolio	0		10	56,199,781
Wells Fargo High Yield Corporate Bond Portfolio	0		20	22,040,196
Wells Fargo Investment Grade Corporate Bond Portfolio	0		27	135,164,818
Wells FargoStrategic Retirement Bond Portfolio	0		46	57,278,545
Wells Fargo U.S. REIT Portfolio	0		52	25,291,999
Wells Fargo Short-Term Investment Portfolio	1		0	0

				$959,094,145	100.56%

*	The amount owned is less than 0.05%.

Wells Fargo Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $959,094,145, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays US Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo Target 2025 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.93%

Affiliated Master Portfolios : 100.93%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$120,912,964
Wells Fargo Emerging Markets Bond Portfolio		10,184,382
Wells Fargo Factor Enhanced Emerging Markets Portfolio		24,631,618
Wells Fargo Factor Enhanced International Portfolio		82,894,955
Wells Fargo Factor Enhanced Large Cap Portfolio		150,061,321
Wells Fargo Factor Enhanced Small Cap Portfolio		37,246,690
Wells Fargo High Yield Corporate Bond Portfolio		10,196,712
Wells Fargo Investment Grade Corporate Bond Portfolio		63,055,163
Wells Fargo Strategic Retirement Bond Portfolio		10,569,527
Wells Fargo U.S. REIT Portfolio		6,632,918

Total Investment Companies (Cost $351,459,609)		516,386,250

Total investments in securities (Cost $351,459,609)	100.93%	516,386,250

Other assets and liabilities, net	(0.93)	(4,747,011)

Total net assets	100.00%	$511,639,239

1

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	11%	$120,912,964
Wells Fargo Diversified Fixed Income Portfolio	15	0	0
Wells Fargo Diversified Stock Portfolio	8	0	0
Wells Fargo Emerging Markets Bond Portfolio	0	13	10,184,382
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	6	24,631,618
Wells Fargo Factor Enhanced International Portfolio	0	6	82,894,955
Wells Fargo Factor Enhanced Large Cap Portfolio	0	7	150,061,321
Wells Fargo Factor Enhanced Small Cap Portfolio	0	7	37,246,690
Wells Fargo High Yield Corporate Bond Portfolio	0	9	10,196,712
Wells Fargo Investment Grade Corporate Bond Portfolio	0	13	63,055,163
Wells Fargo Strategic Retirement Bond Portfolio	0	8	10,569,527
Wells Fargo U.S. REIT Portfolio	0	14	6,632,918
Wells Fargo Short-Term Investment Portfolio	6	0	0

			$516,386,250	100.93%

Wells Fargo Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $516,386,250, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays US Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo Target 2030 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.68%

Affiliated Master Portfolios : 100.68%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$211,111,991
Wells Fargo Emerging Markets Bond Portfolio		17,827,963
Wells Fargo Factor Enhanced Emerging Markets Portfolio		65,932,491
Wells Fargo Factor Enhanced International Portfolio		223,921,610
Wells Fargo Factor Enhanced Large Cap Portfolio		387,273,720
Wells Fargo Factor Enhanced Small Cap Portfolio		96,029,801
Wells Fargo High Yield Corporate Bond Portfolio		17,849,547
Wells Fargo Investment Grade Corporate Bond Portfolio		109,855,829
Wells Fargo Strategic Retirement Bond Portfolio		3,002,582
Wells Fargo U.S. REIT Portfolio		2,237,427

Total Investment Companies (Cost $1,038,542,424)		1,135,042,961

Total investments in securities (Cost $1,038,542,424)	100.68%	1,135,042,961

Other assets and liabilities, net	(0.68)	(7,633,436)

Total net assets	100.00%	$1,127,409,525

1

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	19%	$211,111,991
Wells Fargo Diversified Fixed Income Portfolio	21	0	0
Wells Fargo Diversified Stock Portfolio	20	0	0
Wells Fargo Emerging Markets Bond Portfolio	0	22	17,827,963
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	16	65,932,491
Wells Fargo Factor Enhanced International Portfolio	0	17	223,921,610
Wells Fargo Factor Enhanced Large Cap Portfolio	0	17	387,273,720
Wells Fargo Factor Enhanced Small Cap Portfolio	0	18	96,029,801
Wells Fargo High Yield Corporate Bond Portfolio	0	16	17,849,547
Wells Fargo Investment Grade Corporate Bond Portfolio	0	22	109,855,829
Wells Fargo Short-Term Investment Portfolio	11	0	0
Wells Fargo Strategic Retirement Bond Portfolio	0	2	3,002,582
Wells Fargo U.S. REIT Portfolio	0	5	2,237,427

			$1,135,042,961	100.68%

Wells Fargo Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $1,135,042,961, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year
Bond Index and 50% to the Bloomberg Barclays US Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo Target 2035 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.59%

Affiliated Master Portfolios : 100.59%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$60,974,580
Wells Fargo Emerging Markets Bond Portfolio		5,158,037
Wells Fargo Factor Enhanced Emerging Markets Portfolio		32,749,988
Wells Fargo Factor Enhanced International Portfolio		110,352,547
Wells Fargo Factor Enhanced Large Cap Portfolio		183,683,156
Wells Fargo Factor Enhanced Small Cap Portfolio		45,542,692
Wells Fargo High Yield Corporate Bond Portfolio		5,164,282
Wells Fargo Investment Grade Corporate Bond Portfolio		31,731,309

Total Investment Companies (Cost $429,613,726)		475,356,591

Total investments in securities (Cost $429,613,726)	100.59%	475,356,591

Other assets and liabilities, net	(0.59)	(2,784,952)

Total net assets	100.00%	$472,571,639

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	6%	$60,974,580
Wells Fargo Diversified Fixed Income Portfolio	7	0	0
Wells Fargo Diversified Stock Portfolio	11	0	0
Wells Fargo Emerging Markets Bond Portfolio	0	6	5,158,037
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	8	32,749,988
Wells Fargo Factor Enhanced International Portfolio	0	8	110,352,547
Wells Fargo Factor Enhanced Large Cap Portfolio	0	8	183,683,156
Wells Fargo Factor Enhanced Small Cap Portfolio	0	8	45,542,692
Wells Fargo High Yield Corporate Bond Portfolio	0	5	5,164,282
Wells Fargo Investment Grade Corporate Bond Portfolio	0	6	31,731,309
Wells Fargo Short-Term Investment Portfolio	5	0	0

			$475,356,591	100.59%

Wells Fargo Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $475,356,591, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2040 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.33%

Affiliated Master Portfolios : 100.33%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$92,784,868
Wells Fargo Emerging Markets Bond Portfolio		7,848,103
Wells Fargo Factor Enhanced Emerging Markets Portfolio		74,624,901
Wells Fargo Factor Enhanced International Portfolio		251,607,168
Wells Fargo Factor Enhanced Large Cap Portfolio		408,033,909
Wells Fargo Factor Enhanced Small Cap Portfolio		101,168,573
Wells Fargo High Yield Corporate Bond Portfolio		7,857,605
Wells Fargo Investment Grade Corporate Bond Portfolio		48,271,818

Total Investment Companies (Cost $988,495,813)		992,196,945

Total investments in securities (Cost $988,495,813)	100.33%	992,196,945

Other assets and liabilities, net	(0.33)	(3,285,155)

Total net assets	100.00%	$988,911,790

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	8%	$92,784,868
Wells Fargo Diversified Fixed Income Portfolio	7	0	0
Wells Fargo Diversified Stock Portfolio	22	0	0
Wells Fargo Emerging Markets Bond Portfolio	0	10	7,848,103
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	18	74,624,901
Wells Fargo Factor Enhanced International Portfolio	0	19	251,607,168
Wells Fargo Factor Enhanced Large Cap Portfolio	0	18	408,033,909
Wells Fargo Factor Enhanced Small Cap Portfolio	0	19	101,168,573
Wells Fargo High Yield Corporate Bond Portfolio	0	7	7,857,605
Wells Fargo Investment Grade Corporate Bond Portfolio	0	10	48,271,818
Wells Fargo Short-Term Investment Portfolio	8	0	0

			$992,196,945	100.33%

Wells Fargo Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $992,196,945, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2045 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.64%

Affiliated Master Portfolios : 100.64%

Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio		$19,764,798
Wells Fargo Emerging Markets Bond Portfolio		1,671,947
Wells Fargo Factor Enhanced Emerging Markets Portfolio		24,736,039
Wells Fargo Factor Enhanced International Portfolio		83,472,568
Wells Fargo Factor Enhanced Large Cap Portfolio		132,667,992
Wells Fargo Factor Enhanced Small Cap Portfolio		32,893,912
Wells Fargo High Yield Corporate Bond Portfolio		1,673,971
Wells Fargo Investment Grade Corporate Bond Portfolio		10,284,901

Total Investment Companies (Cost $310,892,471)		307,166,128

Total investments in securities (Cost $310,892,471)	100.64%	307,166,128

Other assets and liabilities, net	(0.64)	(1,943,669)

Total net assets	100.00%	$305,222,459

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	2%	$19,764,798
Wells Fargo Diversified Fixed Income Portfolio	2	0	0
Wells Fargo Diversified Stock Portfolio	9	0	0
Wells Fargo Emerging Markets Bond Portfolio	0	2	1,671,947
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	6	24,736,039
Wells Fargo Factor Enhanced International Portfolio	0	6	83,472,568
Wells Fargo Factor Enhanced Large Cap Portfolio	0	6	132,667,992
Wells Fargo Factor Enhanced Small Cap Portfolio	0	6	32,893,912
Wells Fargo High Yield Corporate Bond Portfolio	0	2	1,673,971
Wells Fargo Investment Grade Corporate Bond Portfolio	0	2	10,284,901
Wells Fargo Short-Term Investment Portfolio	3	0	0

			$307,166,128	100.64%

Wells Fargo Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $307,166,128, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex Corporate Portfolio ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Markets Portfolio Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses.
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2050 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.45%

Affiliated Master Portfolios : 100.45%

Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio		$31,699,416
Wells Fargo Emerging Markets Bond Portfolio		2,680,705
Wells Fargo Factor Enhanced Emerging Markets Portfolio		44,205,715
Wells Fargo Factor Enhanced International Portfolio		149,458,340
Wells Fargo Factor Enhanced Large Cap Portfolio		236,262,729
Wells Fargo Factor Enhanced Small Cap Portfolio		58,579,355
Wells Fargo High Yield Corporate Bond Portfolio		2,683,951
Wells Fargo Investment Grade Corporate Bond Portfolio		16,487,997

Total Investment Companies (Cost $516,029,885)		542,058,208

Total investments in securities (Cost $516,029,885)	100.45%	542,058,208

Other assets and liabilities, net	(0.45)	(2,433,383)

Total net assets	100.00%	$539,624,825

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	3%	$31,699,416
Wells Fargo Diversified Fixed Income Portfolio	1	0	0
Wells Fargo Diversified Stock Portfolio	14	0	0
Wells Fargo Emerging Markets Bond Portfolio	0	3	2,680,705
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	11	44,205,715
Wells Fargo Factor Enhanced International Portfolio	0	11	149,458,340
Wells Fargo Factor Enhanced Large Cap Portfolio	0	11	236,262,729
Wells Fargo Factor Enhanced Small Cap Portfolio	0	11	58,579,355
Wells Fargo High Yield Corporate Bond Portfolio	0	2	2,683,951
Wells Fargo Investment Grade Corporate Bond Portfolio	0	3	16,487,997
Wells Fargo Short-Term Investment Portfolio	5	0	0

			$542,058,208	100.45%

Wells Fargo Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $542,058,208, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex Corporate Portfolio ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Markets Portfolio Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses.
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2055 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 100.88%

Affiliated Master Portfolios : 100.88%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$5,309,698
Wells Fargo Emerging Markets Bond Portfolio		449,022
Wells Fargo Factor Enhanced Emerging Markets Portfolio		7,367,552
Wells Fargo Factor Enhanced International Portfolio		24,878,731
Wells Fargo Factor Enhanced Large Cap Portfolio		39,400,688
Wells Fargo Factor Enhanced Small Cap Portfolio		9,769,069
Wells Fargo High Yield Corporate Bond Portfolio		449,566
Wells Fargo Investment Grade Corporate Bond Portfolio		2,762,108

Total Investment Companies (Cost $97,658,150)		90,386,434

Total investments in securities (Cost $97,658,150)	100.88%	90,386,434

Other assets and liabilities, net	(0.88)	(788,585)

Total net assets	100.00%	$89,597,849

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%		0	%*	$5,309,698
Wells Fargo Diversified Fixed Income Portfolio	0	*	0		0
Wells Fargo Diversified Stock Portfolio	2		0		0
Wells Fargo Emerging Markets Bond Portfolio	0		1		449,022
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0		2		7,367,552
Wells Fargo Factor Enhanced International Portfolio	0		2		24,878,731
Wells Fargo Factor Enhanced Large Cap Portfolio	0		2		39,400,688
Wells Fargo Factor Enhanced Small Cap Portfolio	0		2		9,769,069
Wells Fargo High Yield Corporate Bond Portfolio	0		0	*	449,566
Wells Fargo Investment Grade Corporate Bond Portfolio	0		1		2,762,108
Wells Fargo Short-Term Investment Portfolio	1		0		0

					$90,386,434	100.88%

*	The amount owned is less than 0.5%.

Wells Fargo Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of-fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $90,386,434, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Portfolio ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Markets Portfolio Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2060 Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 101.27%

Affiliated Master Portfolios : 101.27%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,371,951
Wells Fargo Emerging Markets Bond Portfolio		116,021
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,911,519
Wells Fargo Factor Enhanced International Portfolio		6,463,007
Wells Fargo Factor Enhanced Large Cap Portfolio		10,223,726
Wells Fargo Factor Enhanced Small Cap Portfolio		2,534,887
Wells Fargo High Yield Corporate Bond Portfolio		116,161
Wells Fargo Investment Grade Corporate Bond Portfolio		713,598

Total Investment Companies (Cost $30,118,996)		23,450,870

Total investments in securities (Cost $30,118,996)	101.27%	23,450,870

Other assets and liabilities, net	(1.27)	(294,117)

Total net assets	100.00%	$23,156,753

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0	%*	0	%*	1,371,951
Wells Fargo Diversified Fixed Income Portfolio	0	*	0		0
Wells Fargo Diversified Stock Portfolio	0	*	0		0
Wells Fargo Emerging Markets Bond Portfolio	0	*	0	*	116,021
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1		0	*	1,911,519
Wells Fargo Factor Enhanced International Portfolio	1		0	*	6,463,007
Wells Fargo Factor Enhanced Large Cap Portfolio	1		0	*	10,223,726
Wells Fargo Factor Enhanced Small Cap Portfolio	1		0	*	2,534,887
Wells Fargo High Yield Corporate Bond Portfolio	0	*	0	*	116,161
Wells Fargo Investment Grade Corporate Bond Portfolio	0	*	0	*	713,598
Wells Fargo Short-Term Investment Portfolio	0	*	0		0

					23,450,870	101.27%

*	The amount owned is less than 0.50%.

1

The Fund’s ownership of affiliated Master Portfolio was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0	%*	0	%*	1,371,951
Wells Fargo Emerging Markets Bond Portfolio	0	*	0	*	116,021
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1		0	*	1,911,519
Wells Fargo Factor Enhanced International Portfolio	1		0	*	6,463,007
Wells Fargo Factor Enhanced Large Cap Portfolio	1		0	*	10,223,726
Wells Fargo Factor Enhanced Small Cap Portfolio	1		0	*	2,534,887
Wells Fargo High Yield Corporate Bond Portfolio	0	*	0	*	116,161
Wells Fargo Investment Grade Corporate Bond Portfolio	0	*	0	*	713,598

					23,450,870	101.27%

*	The amount owned is less than 1%.

Wells Fargo Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of fund that invests in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $23,450,870, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Emerging Markets Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 93.71%

Affiliated Master Portfolios : 93.71%

Wells Fargo Emerging Markets Bond Portfolio		$9,514

Total Investment Companies (Cost $9,541)		9,514

Total investments in securities (Cost $9,541)	93.71%	9,514

Other assets and liabilities, net	6.29	639

Total net assets	100.00%	$10,153

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00%	0.01%	$9,514	93.71%

Wells Fargo Emerging Markets Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of November 30, 2017, the Fund owns 0.01% of Wells Fargo Emerging Markets Bond Portfolio, the affiliated Master Portfolio, which seeks to replicate the total return of the JP Morgan EMBI Global Dividend Index, before fees and expenses.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2017, the affiliated Master Portfolio valued at $9,514 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Expiration date	Principal	Value
Participation Notes : 1.34%

Ireland : 0.94%

RZD Capital plc (Russian Railways) (Energy, Oil, Gas & Consumable Fuels)	4.38%	3-1-2024	$750,000	$770,663

United Kingdom : 0.40%

Biz Finance plc (State Export-Import Ukreximbank) (Financials, Banks)	9.63	4-27-2022	300,000	323,655

Total Participation Notes (Cost $1,071,136)				1,094,318

		Maturity date
Yankee Corporate Bonds and Notes : 15.06%

Azerbaijan : 1.23%

State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75	3-13-2023	$1,000,000	1,003,750

Chile : 1.88%

Banco del Estado de Chile (Financials, Banks)	4.13	10-7-2020	300,000	313,307
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	275,153
Codelco Incorporated (Materials, Metals & Mining)	5.63	9-21-2035	800,000	941,207

				1,529,667

China : 4.03%

Chinalco Capital Holding Company (Materials, Metals & Mining)	4.00	8-25-2021	650,000	644,385
Export-Import Bank of China (Financials, Banks)	2.00	4-26-2021	1,000,000	976,969
Sinochem Capital Company Limited (5 Year Treasury Constant Maturity +4.30%) (Materials, Chemicals) ±	5.00	12-29-2049	275,000	281,050
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	4.10	4-28-2045	200,000	199,001
Sinopec Group Overseas Development (2016) Limited (Energy, Oil, Gas & Consumable Fuels)	1.75	9-29-2019	1,200,000	1,182,443

				3,283,848

Indonesia : 0.88%

PT Pertamina Persero (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	217,570
PT Perusahaan Listrik Negara (Utilities, Electric Utilities)	4.13	5-15-2027	500,000	497,948

				715,518

Kazakhstan : 0.82%

KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-30-2043	650,000	669,500

Malaysia : 1.91%

Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.13	3-18-2022	200,000	203,064
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.50	3-18-2025	216,000	222,225
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	7.88	5-22-2022	936,000	1,134,300

				1,559,589

Mexico : 2.63%

Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	3.50	1-30-2023	225,000	220,725
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	4.88	1-24-2022	1,250,000	1,306,863
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.38	3-13-2022	225,000	240,525
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	400,000	374,680

				2,142,793

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Peru : 0.38%

Petroleos del Peru SA (Energy, Oil, Gas & Consumable Fuels)	4.75%	6-19-2032	$300,000	$306,750

Russia : 0.37%

Vnesheconombank (Finance, Banks)	5.94	11-21-2023	275,000	300,836

South Africa : 0.33%

Eskom Holdings Limited (Utilities, Electric Utilities)	5.75	1-26-2021	275,000	271,651

Ukraine : 0.27%

State Savings Bank of Ukraine JSC (Finance, Banks)	9.63	3-20-2025	200,000	216,500

Venezuela : 0.33%

Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	5.38	4-12-2027	200,000	47,800
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	6.00	11-15-2026	225,000	48,375
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	9.00	11-17-2021	600,000	173,340

				269,515

Total Yankee Corporate Bonds and Notes (Cost $12,336,633)				12,269,917

Yankee Government Bonds : 82.19%
Arab Republic of Egypt	5.88	6-11-2025	387,000	394,384
Arab Republic of Egypt	6.13	1-31-2022	200,000	208,489
Arab Republic of Egypt	8.50	1-31-2047	750,000	857,505
Banco Nacional de Desenvolvimento Economico e Social	4.00	4-14-2019	900,000	913,770
China Development Bank	4.00	1-24-2037	600,000	612,413
Dominican Republic	5.95	1-25-2027	2,300,000	2,495,500
Export-Import Bank of India	4.00	1-14-2023	275,000	286,038
Federation of Malaysia	3.18	4-27-2026	900,000	915,930
Federative Republic of Brazil	6.00	4-7-2026	1,773,000	1,970,690
Federative Republic of Brazil	10.13	5-15-2027	425,000	604,563
Government of Jamaica	6.75	4-28-2028	325,000	372,938
Government of Jamaica	7.88	7-28-2045	500,000	613,750
Islamic Republic of Pakistan	8.25	4-15-2024	550,000	602,070
Kingdom of Jordan	5.75	1-31-2027	500,000	495,000
Kingdom of Morocco	5.50	12-11-2042	200,000	224,700
Lebanese Republic	6.00	1-27-2023	850,000	800,148
Lebanese Republic	6.38	3-9-2020	200,000	196,218
Lebanese Republic	6.60	11-27-2026	750,000	704,288
Lebanese Republic	7.05	11-2-2035	200,000	184,925
Lebanese Republic	8.25	4-12-2021	350,000	358,981
Oman Government International Bond	4.75	6-15-2026	375,000	366,563
Oriental Republic of Uruguay	4.13	11-20-2045	1,200,000	1,203,000
Oriental Republic of Uruguay	5.10	6-18-2050	375,000	412,500
Republic of Angola	9.50	11-12-2025	250,000	281,575
Republic of Argentina	5.63	1-26-2022	1,500,000	1,574,250
Republic of Argentina	7.50	4-22-2026	225,000	254,363
Republic of Argentina	7.63	4-22-2046	1,000,000	1,121,000
Republic of Azerbaijan	3.50	9-1-2032	200,000	172,592
Republic of Belarus	7.63	6-29-2027	200,000	218,468
Republic of Chile	3.86	6-21-2047	550,000	561,000
Republic of Colombia	3.88	4-25-2027	2,243,000	2,275,524
Republic of Colombia	5.00	6-15-2045	236,000	246,620
Republic of Costa Rica	7.00	4-4-2044	550,000	570,950
Republic of Croatia	6.00	1-26-2024	425,000	483,969
Republic of Croatia	6.63	7-14-2020	628,000	685,242
Republic of Ecuador	7.95	6-20-2024	1,300,000	1,352,000
Republic of Ecuador	9.63	6-2-2027	500,000	557,500
Republic of Ecuador	10.50	3-24-2020	425,000	464,313
Republic of El Salvador	6.38	1-18-2027	300,000	297,750
Republic of El Salvador	7.65	6-15-2035	547,000	574,350
Republic of Gabon	6.38	12-12-2024	350,000	349,195
Republic of Ghana	8.13	1-18-2026	225,000	245,025
Republic of Ghana	9.25	9-15-2022	600,000	678,432
Republic of Guatemala	4.38	6-5-2027	400,000	399,000
Republic of Honduras	6.25	1-19-2027	300,000	319,011
Republic of Hungary	5.38	2-21-2023	1,550,000	1,731,350

2

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Hungary	5.38%	3-25-2024	$200,000	$226,920
Republic of Hungary	6.25	1-29-2020	450,000	486,036
Republic of Indonesia	4.55	3-29-2026	500,000	528,015
Republic of Indonesia	5.88	1-15-2024	2,050,000	2,327,627
Republic of Indonesia	7.75	1-17-2038	275,000	390,052
Republic of Iraq	5.80	1-15-2028	500,000	477,240
Republic of Ivory Coast	5.38	7-23-2024	375,000	379,688
Republic of Ivory Coast	6.13	6-15-2033	500,000	501,300
Republic of Kazakhstan	3.88	10-14-2024	944,000	978,862
Republic of Kazakhstan	4.88	10-14-2044	300,000	317,542
Republic of Kenya	6.88	6-24-2024	400,000	422,224
Republic of Lithuania	6.63	2-1-2022	950,000	1,106,275
Republic of Namibia	5.25	10-29-2025	200,000	202,524
Republic of Namibia	5.50	11-3-2021	200,000	212,500
Republic of Nigeria	7.88	2-16-2032	300,000	332,628
Republic of Panama	4.00	9-22-2024	1,663,000	1,777,331
Republic of Panama	4.50	5-15-2047	400,000	430,000
Republic of Panama	5.20	1-30-2020	200,000	212,750
Republic of Paraguay	4.63	1-25-2023	225,000	237,094
Republic of Paraguay	5.00	4-15-2026	250,000	270,625
Republic of Peru	6.55	3-14-2037	1,065,000	1,436,685
Republic of Peru	7.35	7-21-2025	200,000	261,000
Republic of Peru	8.75	11-21-2033	325,000	513,500
Republic of Philippines	3.70	2-2-2042	700,000	696,830
Republic of Philippines	3.95	1-20-2040	517,000	532,982
Republic of Philippines	5.50	3-30-2026	379,000	448,103
Republic of Philippines	6.38	1-15-2032	300,000	390,465
Republic of Poland	3.25	4-6-2026	1,300,000	1,329,744
Republic of Poland	5.13	4-21-2021	625,000	680,625
Republic of Senegal	8.75	5-13-2021	850,000	980,759
Republic of Serbia	4.88	2-25-2020	425,000	442,357
Republic of South Africa	4.88	4-14-2026	850,000	850,422
Republic of South Africa	6.25	3-8-2041	200,000	212,961
Republic of Turkey	3.25	3-23-2023	250,000	234,950
Republic of Turkey	5.63	3-30-2021	411,000	430,666
Republic of Turkey	6.63	2-17-2045	1,250,000	1,319,500
Republic of Turkey	8.00	2-14-2034	200,000	241,434
Republic of Venezuela	6.00	12-9-2020	225,000	45,563
Republic of Venezuela	7.00	3-31-2038	200,000	41,760
Republic of Venezuela	9.00	5-7-2023	1,010,000	223,513
Republic of Venezuela	9.25	9-15-2027	300,000	70,500
Republic of Zambia	8.50	4-14-2024	200,000	216,750
Republic of Zambia	8.97	7-30-2027	200,000	220,250
Romania	6.13	1-22-2044	200,000	256,096
Romania	6.75	2-7-2022	802,000	921,498
Russian Federation	4.50	4-4-2022	400,000	425,040
Russian Federation	7.50	3-31-2030	451,250	526,834
Russian Federation	12.75	6-24-2028	950,000	1,650,775
Sri Lanka	6.25	7-27-2021	2,050,000	2,180,388
Sultanate of Oman	5.38	3-8-2027	1,097,000	1,116,198
Sultanate of Oman	6.50	3-8-2047	200,000	201,500
Ukraine Government	7.75	9-1-2019	1,100,000	1,155,440
Ukraine Government	7.75	9-1-2020	225,000	238,950
Ukraine Government	7.75	9-1-2025	600,000	627,720
Ukraine Government	7.75	9-1-2026	250,000	258,815
United Mexican States	6.75	9-27-2034	1,800,000	2,358,000
ZAR Sovereign Capital Fund Proprietary Limited	3.90	6-24-2020	200,000	202,610

Total Yankee Government Bonds (Cost $66,411,701)				66,966,258

	Yield		Shares
Short-Term Investments : 0.43%

Investment Companies : 0.43%

Wells Fargo Government Money Market Fund Select Class (l)(u)	1.00		353,525	353,525

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

		Value
		$353,525

Total investments in securities (Cost $80,172,995)	99.02%	80,684,018

Other assets and liabilities, net	0.98	795,545

Total net assets	100.00%	$81,479,563

††	On the last interest date, partial interest was paid.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

plc                 Public limited company

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,716,841	5,426,508	6,789,824	353,525	$353,525	0.43%

Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Participation notes	$0	$1,094,318	$0	$1,094,318
Yankee corporate bonds and notes	0	12,269,917	0	12,269,917
Yankee government bonds	0	66,966,258	0	66,966,258
Short-term investments
Investment companies	353,525	0	0	353,525

Total assets	$353,525	$80,330,493	$0	$80,684,018

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced International Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 94.45%

Affiliated Master Portfolio : 94.45%

Wells Fargo Factor Enhanced International Portfolio		$9,834

Total Investment Companies (Cost $9,276)		9,834

Total investments in securities (Cost $9,276)	94.45%	9,834

Other assets and liabilities, net	5.55	578

Total net assets	100.00%	$10,412

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced International Portfolio	0.00	%*	0.00	%*	$9,834	94.45%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced International Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those, which seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the Fund’s investment in, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2017, the affiliated Master Portfolio valued at $9,834 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 95.87%

Australia : 8.55%

Adelaide Brighton Limited (Materials, Construction Materials)	40,967	$200,234
AGL Energy Limited (Utilities, Multi-Utilities)	69,206	1,312,220
ALS Limited (Industrials, Professional Services)	52,505	269,678
Alumina Limited (Materials, Metals & Mining)	271,013	459,392
Amcor Limited (Materials, Containers & Packaging)	122,071	1,431,563
Ansell Limited (Health Care, Health Care Equipment & Supplies)	14,732	275,487
APA Group (Utilities, Gas Utilities)	103,488	733,761
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	65,116	1,088,225
ASX Limited (Financials, Capital Markets)	20,360	883,942
Aurizon Holdings Limited (Industrials, Road & Rail)	222,567	895,482
AusNet Services (Utilities, Electric Utilities)	189,818	270,090
Australia & New Zealand Banking Group Limited (Financials, Banks)	315,769	6,856,818
Bank of Queensland Limited (Financials, Banks)	41,741	418,325
Bendigo Bank Limited (Financials, Banks)	51,650	457,381
BHP Billiton Limited (Materials, Metals & Mining)	336,289	7,015,042
BlueScope Steel Limited (Materials, Metals & Mining)	53,941	560,122
Boral Limited (Materials, Construction Materials)	126,151	721,927
Brambles Limited (Industrials, Commercial Services & Supplies)	168,133	1,305,464
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	27,354	708,526
Carsales.com Limited (Information Technology, Internet Software & Services)	24,472	271,153
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	62,011	660,796
CIMIC Group Limited (Industrials, Construction & Engineering)	9,097	353,891
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	52,531	316,611
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	5,873	802,819
Commonwealth Bank of Australia (Financials, Banks)	184,728	11,200,499
Computershare Limited (Information Technology, IT Services)	55,041	691,090
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,492	351,540
CSL Limited (Health Care, Biotechnology)	47,888	5,208,080
Dexus Property Group (Real Estate, Equity REITs)	193,431	1,521,677
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,663	238,389
Downer EDI Limited (Industrials, Commercial Services & Supplies)	59,541	318,816
Duluxgroup Limited (Materials, Chemicals)	40,584	244,852
Evolution Mining Limited (Materials, Metals & Mining)	126,834	232,767
Fortescue Metals Group Limited (Materials, Metals & Mining)	207,487	725,181
Goodman Group (Real Estate, Equity REITs)	176,075	1,163,409
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	76,938	234,850
Healthscope Limited (Health Care, Health Care Providers & Services)	170,300	257,537
Iluka Resources Limited (Materials, Metals & Mining)	43,489	308,243
Incitec Pivot Limited (Materials, Chemicals)	180,086	546,370
Insurance Australia Group Limited (Financials, Insurance)	253,483	1,382,165
Investa Office Fund (Real Estate, Equity REITs)	55,581	203,069
IOOF Holdings Limited (Financials, Capital Markets)	30,472	258,772
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	12,021	216,052
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	60,951	737,899
Link Administration Holdings Limited (Financials, Capital Markets)	52,098	338,337
Macquarie Atlas Roads Limited (Industrials, Transportation Infrastructure)	62,315	289,728
Macquarie Group Limited (Financials, Capital Markets)	34,153	2,562,628
Magellan Financial Group Limited (Financials, Capital Markets)	14,150	272,311
Medibank Private Limited (Financials, Insurance)	284,850	706,919
Mirvac Group (Real Estate, Equity REITs)	398,555	740,786
National Australia Bank Limited (Financials, Banks)	286,217	6,430,255
Newcrest Mining Limited (Materials, Metals & Mining)	81,880	1,437,268
Northern Star Resources Limited (Materials, Metals & Mining)	62,846	275,621
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	122,077	654,105
Orica Limited (Materials, Chemicals)	39,870	516,226
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	195,074	1,323,572
Orora Limited (Materials, Containers & Packaging)	121,718	304,558
OZ Minerals Limited (Materials, Metals & Mining)	29,178	185,880
Perpetual Trustees Australia Limited (Financials, Capital Markets)	4,913	181,219
Qantas Airways Limited (Industrials, Airlines)	213,830	922,495
QBE Insurance Group Limited (Financials, Insurance)	144,350	1,169,911

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Australia (continued)

Qube Holdings Limited (Industrials, Transportation Infrastructure)	157,286	$315,405
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	14,160	751,750
REA Group Limited (Consumer Discretionary, Media)	5,410	324,829
Rio Tinto Limited (Materials, Metals & Mining)	43,594	2,355,789
Scentre Group (Real Estate, Equity REITs)	581,619	1,869,711
SEEK Limited (Industrials, Commercial Services & Supplies)	34,738	489,204
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	44,121	747,349
South32 Limited - Athens Exchange (Materials, Metals & Mining)	590,523	1,445,195
Spark Infrastructure Group (Utilities, Electric Utilities)	169,195	335,283
Stockland Australia (Real Estate, Equity REITs)	263,002	939,444
Suncorp Group Limited (Financials, Insurance)	137,422	1,497,886
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	238,682	1,342,447
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	91,559	337,558
Tatts Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	145,765	478,756
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,283,832	3,340,276
The GPT Group (Real Estate, Equity REITs)	172,462	708,769
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	90,448	408,267
Transurban Group (Industrials, Transportation Infrastructure)	216,427	2,059,359
Treasury Wine Estates Limited (Consumer Staples, Beverages)	75,645	907,184
Vicinity Centres (Real Estate, Equity REITs)	362,347	770,336
Vocus Communications Limited (Telecommunication Services, Diversified Telecommunication Services)	64,480	154,232
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	121,102	4,039,651
Westfield Corporation (Real Estate, Equity REITs)	233,189	1,484,323
Westpac Banking Corporation (Financials, Banks)	357,649	8,581,644
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	77,673	1,834,342
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	141,449	2,895,198

		113,036,212

Austria : 0.41%

ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	7,412	722,526
Andritz AG (Industrials, Machinery)	7,988	446,840
Buwog AG (Real Estate, Real Estate Management & Development)	12,448	357,335
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	33,783	1,478,675
OMV AG (Energy, Oil, Gas & Consumable Fuels)	15,228	948,176
Raiffeisen Bank International AG (Financials, Banks)†	14,840	524,539
Voestalpine AG (Materials, Metals & Mining)	12,008	697,618
Wienerberger AG (Materials, Construction Materials)	12,653	287,059

		5,462,768

Belgium : 0.87%

Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	2,447	427,717
Ageas NV (Financials, Insurance)	21,556	1,060,072
Bpost SA (Industrials, Air Freight & Logistics)	11,217	346,458
Cofinimmo SA (Real Estate, Equity REITs)	2,229	287,617
Colruyt SA (Consumer Staples, Food & Staples Retailing)	6,583	348,948
Galapagos NV (Health Care, Biotechnology)†	997	87,138
Galapagos NV (Health Care, Biotechnology)†	4,054	355,635
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	8,829	950,489
KBC Groep NV (Financials, Banks)	29,010	2,378,883
Ontex Group NV (Consumer Staples, Personal Products)	7,138	240,777
Proximus SA (Telecommunication Services, Diversified Telecommunication Services)	16,971	582,029
Solvay SA (Materials, Chemicals)	8,016	1,128,320
Telenet Group Holding NV (Consumer Discretionary, Media)†	5,747	401,888
UCB SA (Health Care, Pharmaceuticals)	13,309	994,978
Umicore SA (Materials, Chemicals)	40,632	1,897,128

		11,488,077

Canada : 9.38%

Agnico-Eagle Mines Limited (Materials, Metals & Mining)	24,995	1,095,584
Agrium Incorporated (Materials, Chemicals)	14,915	1,638,841

2

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Canada (continued)

Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	44,035	$2,245,524
Bank of Montreal (Financials, Banks)	69,291	5,331,564
Barrick Gold Corporation (Materials, Metals & Mining)	126,171	1,742,718
BCE Incorporated (Telecommunication Services, Diversified Telecommunication Services)	96,815	4,633,072
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	96,519	4,011,432
Canadian Imperial Bank of Commerce (Financials, Banks)	46,474	4,255,659
Canadian National Railway Company (Industrials, Road & Rail)	74,737	5,834,022
Canadian Pacific Railway Limited (Industrials, Road & Rail)	16,082	2,814,646
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	7,075	894,033
CGI Group Incorporated Class A (Information Technology, IT Services)†	28,165	1,486,459
Constellation Software Incorporated (Information Technology, Software)	2,128	1,246,434
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	11,944	1,460,054
Fortis Incorporated (Utilities, Electric Utilities)	44,244	1,628,950
Franco-Nevada Corporation (Materials, Metals & Mining)	19,208	1,564,898
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	24,533	778,499
Goldcorp Incorporated (Materials, Metals & Mining)	94,400	1,193,399
Great-West Lifeco Incorporated (Financials, Insurance)	30,368	826,431
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	28,762	887,283
Intact Financial Corporation (Financials, Insurance)	14,075	1,180,853
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	40,389	848,383
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	22,454	1,182,266
Magna International Incorporated (Consumer Discretionary, Auto Components)	38,927	2,183,581
Manulife Financial Corporation (Financials, Insurance)	211,493	4,444,115
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	25,730	805,914
National Bank of Canada (Financials, Banks)	36,608	1,803,798
Open Text Corporation (Information Technology, Software)	7,346	239,553
Open Text Corporation (Information Technology, Software)	20,266	661,003
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	45,252	1,575,919
Potash Corporation of Saskatchewan (Materials, Chemicals)	91,593	1,797,570
Power Corporation of Canada (Financials, Insurance)	38,996	988,086
Power Financial Corporation (Financials, Insurance)	26,112	715,467
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,903	1,546,702
RioCan REIT (Real Estate, Equity REITs)	34,743	670,543
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	37,822	1,962,997
Royal Bank of Canada (Financials, Banks)	155,931	12,189,002
Saputo Incorporated (Consumer Staples, Food Products)	23,433	795,176
Shaw Communications Incorporated Class B (Consumer Discretionary, Media)	54,526	1,215,070
Sun Life Financial Incorporated (Financials, Insurance)	67,758	2,677,443
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	192,362	6,672,247
Teck Resources Limited Class B (Materials, Metals & Mining)	47,505	1,091,383
TELUS Corporation (Telecommunication Services, Diversified Telecommunication Services)	75,694	2,797,419
The Bank of Nova Scotia (Financials, Banks)	130,808	8,264,279
The Toronto-Dominion Bank (Financials, Banks)	200,828	11,400,723
Thomson Corporation (Financials, Capital Markets)	28,267	1,244,918
TransCanada Corporation (Energy, Oil, Gas & Consumable Fuels)	94,011	4,509,089
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	29,300	2,017,150
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	46,876	980,648

		124,030,799

China : 0.21%

AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	75,500	1,517,137
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	63,000	568,683
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	157,934	454,611
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	228,000	278,600

		2,819,031

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Czech Republic : 0.05%

CEZ AS (Utilities, Electric Utilities)	17,399	$398,049
Komercni Banka AS (Financials, Banks)	8,019	336,871

		734,920

Denmark : 2.13%

A.P. Moller Maersk AS Class B (Industrials, Marine)	774	1,395,476
Carlsberg AS Class B (Consumer Staples, Beverages)	11,242	1,333,676
Christian Hansen Holding AS (Materials, Chemicals)	10,647	966,245
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	11,943	934,660
Danske Bank AS (Financials, Banks)	85,253	3,182,572
DONG Energy AS (Utilities, Electric Utilities)144A	18,047	1,051,178
DSV AS (Industrials, Road & Rail)	21,577	1,661,701
Genmab AS (Health Care, Biotechnology)†	6,538	1,286,041
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	15,812	497,393
H. Lundbeck AS (Health Care, Pharmaceuticals)	6,722	339,192
ISS AS (Industrials, Commercial Services & Supplies)	15,939	602,218
Jyske Bank AS (Financials, Banks)	7,471	403,418
NETS AS (Information Technology, IT Services)†	13,196	345,458
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	191,851	9,916,574
Novozymes AS Class B (Materials, Chemicals)	22,027	1,193,076
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	13,236	1,326,249
SimCorp AS (Information Technology, Software)	4,550	273,665
Sydbank AS (Financials, Banks)	8,200	321,008
TDC AS (Telecommunication Services, Diversified Telecommunication Services)	85,335	519,398
Tryg AS (Financials, Insurance)	12,221	297,162
William Demant Holding (Health Care, Health Care Equipment & Supplies)†	9,064	249,478

		28,095,838

Finland : 1.34%

Amer Sports Oyj (Consumer Discretionary, Leisure Products)	14,178	372,349
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	16,290	662,458
Fortum Oyj (Utilities, Electric Utilities)	46,451	976,198
Huhtamaki Oyj (Materials, Containers & Packaging)	10,130	445,983
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	7,588	384,174
Kone Oyj Class B (Industrials, Machinery)	44,016	2,265,345
Metso Oyj (Industrials, Machinery)	11,715	413,036
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	13,555	841,270
Nokia Oyj (Information Technology, Communications Equipment)	663,715	3,321,227
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	14,951	652,648
Orion Oyj Class B (Health Care, Pharmaceuticals)	11,968	442,063
Outokumpu Oyj (Materials, Metals & Mining)	35,358	304,928
Sampo Oyj Class A (Financials, Insurance)	53,848	2,844,418
Stora Enso Oyj (Materials, Paper & Forest Products)	61,953	947,047
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	56,978	1,714,590
Wartsila Oyj (Industrials, Machinery)	16,178	1,068,700

		17,656,434

France : 8.34%

Aeroports de Paris SA (Industrials, Transportation Infrastructure)	3,599	686,464
Air France-KLM (Industrials, Airlines)†	31,631	448,827
Air Liquide SA (Materials, Chemicals)	48,544	6,061,878
Alstom SA (Industrials, Machinery)	17,497	721,570
Amundi SA (Financials, Diversified Financial Services)	5,433	484,429
Arkema SA (Materials, Chemicals)	7,855	961,119
Atos Origin SA (Information Technology, IT Services)	10,127	1,495,886
bioMerieux (Health Care, Health Care Equipment & Supplies)	4,534	378,103
Bouygues SA (Industrials, Construction & Engineering)	31,514	1,628,944
Bureau Veritas SA (Industrials, Professional Services)	27,643	732,336
Capgemini SA (Information Technology, IT Services)	18,328	2,110,903
Carrefour SA (Consumer Staples, Food & Staples Retailing)	66,582	1,396,611
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	6,177	375,672

4

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
France (continued)

Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,129	$403,534
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	20,126	2,918,381
CNP Assurances SA (Financials, Insurance)	16,744	376,131
Compagnie de Saint-Gobain SA (Industrials, Building Products)	62,135	3,541,462
Dassault Aviation SA (Industrials, Aerospace & Defense)	261	400,647
Dassault Systemes SA (Information Technology, Software)	14,522	1,560,126
Eiffage SA (Industrials, Construction & Engineering)	10,733	1,176,546
Electricite de France SA (Utilities, Electric Utilities)	64,316	842,838
Elior Group SA (Consumer Discretionary, Hotels, Restaurants & Leisure)144A	11,227	246,486
Eurazeo (Financials, Diversified Financial Services)	4,487	394,687
Eutelsat Communications SA (Consumer Discretionary, Media)	17,829	403,347
Faurecia (Consumer Discretionary, Auto Components)	7,646	584,633
Fonciere des Regions (Real Estate, Equity REITs)	3,586	383,345
Gecina SA (Real Estate, Equity REITs)	5,141	856,670
Groupe Danone SA (Consumer Staples, Food Products)	65,820	5,558,425
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	48,875	649,797
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,184	1,677,502
ICADE (Real Estate, Equity REITs)	3,376	313,587
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	2,761	645,587
Imerys SA (Materials, Construction Materials)	3,562	326,324
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	6,148	644,246
Ipsen SA (Health Care, Pharmaceuticals)	3,624	441,407
JCDecaux SA (Consumer Discretionary, Media)	8,410	350,199
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,407	3,284,604
Klepierre (Real Estate, Equity REITs)	22,812	941,346
Lagardere SCA (Consumer Discretionary, Media)	11,876	388,997
Legrand SA (Industrials, Electrical Equipment)	28,629	2,142,859
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	29,207	8,508,331
Natixis (Financials, Banks)	102,819	833,524
Orpea SA (Health Care, Health Care Providers & Services)	4,686	564,596
Pernod-Ricard SA (Consumer Staples, Beverages)	22,023	3,432,482
Peugeot SA (Consumer Discretionary, Automobiles)	60,926	1,258,933
Plastic Omnium SA (Consumer Discretionary, Auto Components)	7,278	315,035
Rubis SCA (Utilities, Gas Utilities)	9,234	656,258
Safran SA (Industrials, Aerospace & Defense)	39,595	4,219,363
Sanofi SA (Health Care, Pharmaceuticals)	126,286	11,519,748
SCOR SE (Financials, Insurance)	19,572	797,140
SEB SA (Consumer Discretionary, Household Durables)	2,583	475,644
Societe BIC SA (Industrials, Commercial Services & Supplies)	3,201	371,396
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,026	1,308,017
Sopra Steria Group (Information Technology, IT Services)	1,773	317,180
Spie SA (Industrials, Commercial Services & Supplies)	12,216	337,528
Suez Environnement Company SA (Utilities, Multi-Utilities)	40,646	748,842
Teleperformance SE (Industrials, Professional Services)	5,868	868,070
Thales SA (Industrials, Aerospace & Defense)	11,498	1,162,068
Total SA (Energy, Oil, Gas & Consumable Fuels)	271,005	15,318,527
Ubisoft Entertainment SA (Information Technology, Software)†	6,706	513,729
Unibail-Rodamco SE (Real Estate, Equity REITs) †	176	45,029
Unibail-Rodamco SE (Real Estate, Equity REITs)	11,973	3,060,000
Veolia Environnement SA (Utilities, Multi-Utilities)	60,480	1,528,589
Vivendi SA (Consumer Discretionary, Media)	115,793	3,082,253

		110,178,737

Germany : 7.16%

Aareal Bank AG (Financials, Thrifts & Mortgage Finance)	6,564	291,771
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	20,152	4,211,341
Allianz AG (Financials, Insurance)	48,089	11,357,388
Aurubis AG (Materials, Metals & Mining)	3,667	304,687
Axel Springer AG (Consumer Discretionary, Media)	5,423	428,415
Bayer AG (Health Care, Pharmaceuticals)	87,161	11,125,502
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	35,112	3,544,743
Beiersdorf AG (Consumer Staples, Personal Products)	10,399	1,238,420

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Germany (continued)

Brenntag AG (Industrials, Trading Companies & Distributors)	15,477	$964,293
Covestro AG (Materials, Chemicals) 144A	13,331	1,388,365
Deutsche Boerse AG (Financials, Capital Markets)	20,612	2,339,316
Deutsche Euroshop AG (Real Estate, Real Estate Management & Development)	5,211	200,253
Deutsche Lufthansa AG (Industrials, Airlines)	26,689	918,327
Deutsche Post AG (Industrials, Air Freight & Logistics)	103,522	4,927,709
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	35,413	1,567,324
Drillisch AG (Telecommunication Services, Wireless Telecommunication Services)	4,978	380,591
Duerr AG (Industrials, Machinery)	2,557	322,130
E.ON SE (Utilities, Multi-Utilities)	233,089	2,700,086
Fraport AG (Industrials, Transportation Infrastructure)	4,045	403,244
Freenet AG (Telecommunication Services, Wireless Telecommunication Services)	13,092	496,703
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	23,827	2,375,756
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	43,320	3,129,277
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	3,326	265,719
Hannover Rueck SE (Financials, Insurance)	6,341	834,592
Hochtief AG (Industrials, Construction & Engineering)	1,949	342,955
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,695	551,411
Innogy SE (Utilities, Multi-Utilities)	13,634	630,713
K&S AG (Materials, Chemicals)	23,260	545,446
Kion Group AG (Industrials, Machinery)	7,862	640,991
LANXESS AG (Materials, Chemicals)	10,200	775,399
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	6,741	717,201
Linde AG (Materials, Chemicals)	19,983	4,393,115
MAN SE (Industrials, Machinery)	3,713	417,014
Merck KGaA (Health Care, Pharmaceuticals)	13,793	1,469,540
Metro AG (Consumer Staples, Food & Staples Retailing)†	18,760	366,444
MTU Aero Engines AG (Industrials, Aerospace & Defense)	5,635	1,014,085
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	16,780	3,739,468
Osram Licht AG (Industrials, Electrical Equipment)	9,111	781,919
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	25,160	800,502
Rheinmetall AG (Industrials, Industrial Conglomerates)	4,592	585,061
SAP SE (Information Technology, Software)	107,657	12,170,861
Scout24 AG (Information Technology, Internet Software & Services)	9,232	388,549
Software AG (Information Technology, Software)	4,482	245,505
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	2,397	232,179
Symrise AG (Materials, Chemicals)	13,174	1,119,965
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	70,087	333,959
TUI AG - BATS Exchange (Consumer Discretionary, Hotels, Restaurants & Leisure)	48,620	898,009
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	20,294	603,752
United Internet AG (Information Technology, Internet Software & Services)	13,420	905,737
Vonovia SE (Real Estate, Real Estate Management & Development)	47,646	2,245,160
Wirecard AG (Information Technology, IT Services)	11,849	1,265,533
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	14,833	759,618

		94,656,043

Hong Kong : 2.78%

ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	26,244	379,052
China Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	464,000	925,329
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	283,190	2,396,033
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	302,070	3,811,707
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	77,500	659,446
CLP Holdings Limited (Utilities, Electric Utilities)	236,386	2,410,728
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	30,540	245,117
First Pacific Company Limited (Financials, Diversified Financial Services)	248,894	186,109
Fullshare Holdings Limited (Real Estate, Real Estate Management & Development)	855,000	357,976
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	298,625	2,163,075
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	90,705	326,340
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	207,332	490,424
Hang Seng Bank Limited (Financials, Banks)	76,255	1,889,786
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	112,917	740,164
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	221,000	202,886

6

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Hong Kong (continued)

Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	851,518	$1,665,227
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	117,725	861,011
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Telecommunication Services, Diversified Telecommunication Services)	271,574	341,113
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	58,574	313,864
I Cable Communications Limited (Consumer Discretionary, Media)†	173,205	4,962
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	29,728	1,857,405
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	19,517	809,956
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	58,000	256,792
Li & Fung Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	628,000	277,428
Link REIT (Real Estate, Equity REITs)	239,607	2,144,973
Minth Group Limited (Consumer Discretionary, Auto Components)	72,000	403,193
MTR Corporation Limited (Industrials, Road & Rail)	166,569	982,020
New World Development Limited (Real Estate, Real Estate Management & Development)	538,961	783,186
NWS Holdings Limited (Industrials, Industrial Conglomerates)	155,429	283,375
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	381,000	226,823
Sino Land Company (Real Estate, Real Estate Management & Development)	315,899	573,024
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	232,000	187,170
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	163,309	2,677,367
Swire Pacific Limited (Financials, Real Estate Management & Development)	50,978	490,319
Swire Properties Limited (Real Estate, Real Estate Management & Development)	105,953	359,984
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	157,243	911,609
The Bank of East Asia Limited (Financials, Banks)	139,200	618,173
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	130,717	413,516
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	81,005	208,617
VTech Holdings Limited (Information Technology, Communications Equipment)	17,000	245,015
Wharf Real Estate Investment Company Limited (Real Estate, REITs)†	130,717	789,977
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	84,945	584,590
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	70,222	251,261

		36,706,122

Ireland : 0.53%

Allied Irish Banks plc (Financials, Banks)	91,126	591,122
Bank of Ireland Group plc (Financials, Banks)†	111,118	866,820
DCC plc (Industrials, Industrial Conglomerates)	10,163	984,398
Glanbia plc (Consumer Staples, Food Products)	28,446	529,706
Kerry Group plc Class A (Consumer Staples, Food Products)	18,003	1,885,669
Kingspan Group plc (Industrials, Building Products)	19,334	791,623
Smurfit Kappa Group plc (Materials, Containers & Packaging)	32,306	1,030,903
UDG Healthcare plc (Health Care, Health Care Providers & Services)	26,385	299,798

		6,980,039

Italy : 1.43%

A2A SpA (Utilities, Multi-Utilities)	179,102	336,967
Assicurazioni Generali SpA (Financials, Insurance)	153,826	2,816,054
Atlantia SpA (Industrials, Transportation Infrastructure)	50,166	1,667,633
Azimut Holding SpA (Financials, Capital Markets)	13,166	250,256
Davide Campari-Milano SpA (Consumer Staples, Beverages)	45,347	352,858
Enel SpA (Utilities, Electric Utilities)	850,959	5,528,684
FinecoBank SpA (Financials, Banks)	43,902	443,576
Italgas SpA (Utilities, Gas Utilities)	54,463	344,867
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	20,948	1,216,551
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	17,842	489,420
Poste Italiane SpA (Financials, Insurance)	51,280	374,456
Prysmian SpA (Industrials, Electrical Equipment)	24,001	799,390
Recordati SpA (Health Care, Pharmaceuticals)	10,896	490,227
Saipem SpA (Energy, Energy Equipment & Services)†	60,892	244,540
Snam SpA (Utilities, Gas Utilities)	240,687	1,212,760
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)†	1,345,563	1,125,879
Terna SpA (Utilities, Electric Utilities)	153,072	945,961

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Italy (continued)

UnipolSai SpA (Financials, Insurance)	93,964	$220,387

		18,860,466

Japan : 16.97%

Activia Properties Incorporated (Real Estate, Equity REITs)	69	285,835
Advance Residence Investment Corporation (Real Estate, Equity REITs)	154	374,515
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	90,500	1,472,998
Aeon Financial Service Company Limited (Financials, Consumer Finance)	13,300	296,147
Aeon Mall Company Limited (Real Estate, Real Estate Management & Development)	12,300	225,562
Aica Kogyo Company Limited (Industrials, Building Products)	7,400	260,506
Air Water Incorporated (Materials, Chemicals)	20,200	435,050
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	20,700	1,113,958
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	59,700	1,097,534
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	23,200	498,672
All Nippon Airways Company Limited (Industrials, Airlines)	42,700	1,708,413
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,200	681,301
Aozora Bank Limited (Financials, Banks)	12,600	490,593
Asahi Breweries Limited (Consumer Staples, Beverages)	45,800	2,327,178
Asahi Glass Company Limited (Industrials, Building Products)	25,000	1,046,787
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	6,300	416,603
Asahi Kasei Corporation (Materials, Chemicals)	148,400	1,862,890
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	7,600	329,870
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	24,000	783,411
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	9,300	329,142
Bridgestone Corporation (Consumer Discretionary, Auto Components)	71,700	3,276,693
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	27,400	681,370
CALBEE Incorporated (Consumer Staples, Food Products)	8,700	304,728
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	113,700	4,361,031
Central Japan Railway Company (Industrials, Road & Rail)	21,600	4,003,864
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	34,100	249,208
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	18,000	685,004
Comsys Holdings Corporation (Industrials, Construction & Engineering)	11,300	315,275
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	1,200	270,215
Credit Saison Company Limited (Financials, Consumer Finance)	17,200	331,547
CyberAgent Incorporated (Consumer Discretionary, Media)	11,200	383,997
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	33,300	730,109
Daicel Corporation (Materials, Chemicals)	38,300	455,990
Daido Steel Company Limited (Materials, Metals & Mining)	4,400	267,746
Daifuku Company Limited (Industrials, Machinery)	13,700	752,311
Daiichikosho Company Limited (Consumer Discretionary, Media)	5,200	249,378
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	8,300	1,519,384
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	70,000	2,570,938
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	171	409,324
DeNA Company Limited (Information Technology, Internet Software & Services)	13,000	295,190
Denka Company Limited (Materials, Chemicals)	9,400	347,661
DIC Incorporated (Materials, Chemicals)	10,100	379,030
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,400	760,760
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	11,600	555,324
Dowa Mining Company Limited (Materials, Metals & Mining)	6,200	237,706
East Japan Railway Company (Industrials, Road & Rail)	40,100	3,885,466
Ebara Corporation (Industrials, Machinery)	10,900	430,475
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	19,000	528,737
Ezaki Glico Company Limited (Consumer Staples, Food Products)	5,800	286,019
Frontier Real Estate Investment Corporation (Real Estate, Equity REITs)	52	211,151
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	68,000	482,168
Fujikura Limited (Industrials, Electrical Equipment)	33,100	309,856
Fujitsu Limited (Information Technology, IT Services)	207,000	1,550,907
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	7,300	387,917
Glory Limited (Industrials, Machinery)	6,700	239,200
GLP J-REIT (Real Estate, Equity REITs)	271	293,111
GS Yuasa Corporation (Industrials, Electrical Equipment)	45,000	233,814

8

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Japan (continued)

Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	34,000	$458,008
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	27,100	1,052,196
Haseko Corporation (Consumer Discretionary, Household Durables)	31,500	491,322
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	3,100	447,996
Hino Motors Limited (Industrials, Machinery)	29,700	366,851
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	8,500	479,342
Hitachi Chemical Company Limited (Materials, Chemicals)	11,500	304,204
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	11,000	366,285
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	495,000	3,708,876
Hitachi Metals Limited (Materials, Metals & Mining)	22,300	297,833
Hokuhoku Financial Group Incorporated (Financials, Banks)	14,500	217,104
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,500	281,341
House Foods Corporation (Consumer Staples, Food Products)	8,600	280,767
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	41,800	2,043,906
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	18,400	620,816
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	20,800	384,553
Industrial & Infrastructure Fund Investment Corporation (Real Estate, Equity REITs)	44	192,154
ITO EN Limited (Consumer Staples, Beverages)	7,000	261,120
Itochu Corporation (Industrials, Trading Companies & Distributors)	166,100	2,887,420
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	5,100	300,613
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	27,000	457,898
Japan Airlines Company Limited (Industrials, Airlines)	43,700	1,603,228
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	425	295,890
Japan Logistics Fund Incorporated (Real Estate, Equity REITs)	98	180,683
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	102	342,130
JFE Holdings Incorporated (Materials, Metals & Mining)	59,800	1,419,347
JSR Corporation (Materials, Chemicals)	22,000	423,093
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	374,400	2,115,372
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	11,500	296,816
Kagome Company Limited (Consumer Staples, Food Products)	8,300	307,929
Kajima Corporation (Industrials, Construction & Engineering)	111,000	1,168,882
Kakaku.com Incorporated (Information Technology, Internet Software & Services)	13,200	209,418
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	4,500	225,374
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	13,700	302,177
Kaneka Corporation (Materials, Chemicals)	36,000	319,113
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	85,400	1,131,733
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	11,500	341,475
Keikyu Corporation (Industrials, Road & Rail)	27,300	528,573
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	17,900	574,853
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	43	241,468
Kewpie Corporation (Consumer Staples, Food Products)	12,600	324,279
Kikkoman Corporation (Consumer Staples, Food Products)	19,600	769,292
Kinden Corporation (Industrials, Construction & Engineering)	15,700	268,329
Kirin Brewery Company Limited (Consumer Staples, Beverages)	95,800	2,242,373
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	6,800	429,603
Koito Manufacturing Company Limited (Consumer Discretionary, Auto Components)	13,800	959,046
Konami Holdings Corporation (Information Technology, Software)	11,000	582,677
Kuraray Company Limited (Materials, Chemicals)	38,100	735,992
Kurita Water Industries Limited (Industrials, Machinery)	11,700	367,911
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	39,300	2,777,285
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	49,000	560,406
Kyushu Financial Group Incorporated (Financials, Banks)	52,200	310,254
Kyushu Railway Company (Industrials, Road & Rail)	16,700	517,113
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	5,300	365,642
Lion Corporation (Consumer Staples, Household Products)	30,800	576,335
LIXIL Group Corporation (Industrials, Building Products)	30,700	810,516
M3 Incorporated (Health Care, Health Care Technology)	21,100	698,636
Makita Corporation (Industrials, Machinery)	31,400	1,301,824
Marubeni Corporation (Industrials, Trading Companies & Distributors)	195,300	1,303,684
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	4,800	397,520
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	21,200	412,630
Meiji Holdings Company Limited (Consumer Staples, Food Products)	16,300	1,417,652
Minebea Company Limited (Industrials, Machinery)	43,300	863,591

9

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)

Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	6,500	$283,266
Misumi Group Incorporated (Industrials, Trading Companies & Distributors)	30,100	882,343
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	155,900	1,695,238
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	24,600	690,657
Mitsubishi Materials Corporation (Materials, Metals & Mining)	14,000	471,382
Mitsubishi Tanabe Pharma Corporation (Health Care, Pharmaceuticals)	27,100	585,930
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	197,300	3,009,336
Mitsui Chemicals Incorporated (Materials, Chemicals)	23,100	749,920
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	6,200	353,758
Mitsui OSK Lines Limited (Industrials, Marine)	13,200	427,658
Miura Company Limited (Industrials, Machinery)	11,500	295,008
Mori Hills REIT Corporation (Real Estate, Equity REITs)	164	200,510
Morinaga & Company Limited (Consumer Staples, Food Products)	5,200	260,913
Nabtesco Corporation (Industrials, Machinery)	13,000	511,212
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	14,100	259,220
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	12,000	300,241
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	28,000	749,640
Nexon Company Limited (Information Technology, Software)†	21,300	615,882
NH Foods Limited (Consumer Staples, Food Products)	21,000	516,228
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	24,200	270,928
Nichirei Corporation (Consumer Staples, Food Products)	14,600	424,054
Nifco Incorporated (Consumer Discretionary, Auto Components)	5,000	336,247
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	9,300	213,859
Nihon M&A Center Incorporated (Industrials, Professional Services)	6,800	341,124
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	54	217,833
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	9,300	363,111
Nippon Express Company Limited (Industrials, Road & Rail)	10,300	656,370
Nippon Kayaku Company Limited (Materials, Chemicals)	18,600	282,087
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	12,100	232,529
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	193	413,455
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	6,800	487,358
Nippon Shokubai Company Limited (Materials, Chemicals)	3,700	258,695
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	152,100	7,940,224
Nippon Television Network Corporation (Consumer Discretionary, Media)	600	10,882
Nipro Corporation (Health Care, Health Care Equipment & Supplies)	15,300	221,992
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	8,300	216,278
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	230,500	2,241,465
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	27,500	538,464
Nissin Food Products Company Limited (Consumer Staples, Food Products)	9,200	665,999
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	10,300	1,682,408
Nitto Denko Corporation (Materials, Chemicals)	17,500	1,733,333
NOF Corporation (Materials, Chemicals)	9,300	256,749
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	13,800	319,920
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	459	577,905
Nomura Research Institute Limited (Information Technology, IT Services)	14,400	654,278
Obayashi Corporation (Industrials, Construction & Engineering)	75,800	984,045
Oji Holdings Corporation (Materials, Paper & Forest Products)	111,000	678,935
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	34,300	1,413,507
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	22,100	1,309,838
Oracle Corporation (Japan) (Information Technology, Software)	3,400	303,060
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	23,100	2,060,233
ORIX JREIT Incorporated (Real Estate, Equity REITs)	298	417,563
Osaka Gas Company Limited (Utilities, Gas Utilities)	43,400	835,362
OSG Corporation (Industrials, Machinery)	10,400	214,068
Otsuka Corporation (Information Technology, IT Services)	6,800	508,925
Panasonic Corporation (Consumer Discretionary, Household Durables)	270,500	4,048,238
Park24 Company Limited (Industrials, Commercial Services & Supplies)	12,600	310,109
PeptiDream Incorporated (Health Care, Biotechnology)†	8,900	298,340
Persol Holdings Company Limited (Industrials, Professional Services)	20,300	475,275
Pigeon Corporation (Consumer Staples, Household Products)	12,700	487,162
Pilot Corporation (Industrials, Commercial Services & Supplies)	4,900	236,979
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	10,200	372,809
Recruit Holdings Company Limited (Industrials, Professional Services)	154,100	3,630,992

10

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Japan (continued)

Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	11,800	$314,646
Resona Holdings Incorporated (Financials, Banks)	251,100	1,337,009
Resorttrust Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,300	203,749
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	11,100	1,143,973
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	12,300	316,499
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	2,900	904,494
Sankyo Company Limited (Consumer Discretionary, Leisure Products)	5,700	184,125
Sankyu Incorporated (Industrials, Road & Rail)	6,800	292,031
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	46,000	701,160
Sanwa Holdings Corporation (Industrials, Building Products)	25,500	337,412
Sapporo Holdings Limited (Consumer Staples, Beverages)	7,400	231,655
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	4,000	195,595
SBI Holdings Incorporated (Financials, Capital Markets)	20,500	367,039
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,000	450,237
SCSK Corporation (Information Technology, IT Services)	5,900	258,817
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	21,700	262,727
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	28,300	512,764
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	35,500	864,525
SEINO Holdings Company Limited (Industrials, Road & Rail)	18,200	288,408
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	49,100	952,817
Sekisui House Limited (Consumer Discretionary, Household Durables)	67,200	1,257,906
Seven Bank Limited (Financials, Banks)	78,600	264,699
Sharp Corporation (Consumer Discretionary, Household Durables)†	17,400	552,284
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	21,400	288,204
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	29,300	701,513
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	2,900	349,700
Shimizu Corporation (Industrials, Construction & Engineering)	77,000	858,433
Shionogi & Company Limited (Health Care, Pharmaceuticals)	34,400	1,917,360
Shiseido Company Limited (Consumer Staples, Personal Products)	40,100	1,960,402
Showa Denko KK (Materials, Chemicals)	15,700	586,971
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	22,100	283,394
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	86,100	7,308,972
Sojitz Corporation (Industrials, Trading Companies & Distributors)	132,100	383,250
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	9,900	258,187
Square Enix Company Limited (Information Technology, Software)	9,300	424,611
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	16,300	654,752
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	21,800	667,029
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	4,300	230,992
Sumitomo Chemical Company Limited (Materials, Chemicals)	182,000	1,276,371
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	137,300	2,141,645
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	17,500	302,272
Sumitomo Heavy Industries Limited (Industrials, Machinery)	13,800	567,813
Sumitomo Osaka Cement Company (Materials, Construction Materials)	45,000	210,660
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	20,100	367,807
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	7,600	350,439
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	13,200	571,296
Suzuken Company Limited (Health Care, Health Care Providers & Services)	9,900	392,316
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	47,700	2,581,834
Taiheiyo Cement Corporation (Materials, Construction Materials)	13,900	573,394
Taisei Corporation (Industrials, Construction & Engineering)	24,000	1,264,092
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	22,800	314,593
Takara Holdings Incorporated (Consumer Staples, Beverages)	21,300	238,951
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	37,000	365,732
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	80,900	4,462,933
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	14,100	1,162,933
Teijin Limited (Materials, Chemicals)	20,900	452,413
The 77 Bank Limited (Financials, Banks)	8,400	199,168
The Gunma Bank Limited (Financials, Banks)	46,500	277,103
The Iyo Bank Limited (Financials, Banks)	34,700	272,206
THK Company Limited (Industrials, Machinery)	12,900	477,134
TIS Incorporated (Information Technology, IT Services)	9,700	331,258
Tobu Railway Company Limited (Industrials, Road & Rail)	22,700	724,378

11

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)

Toho Company Limited Tokyo (Consumer Discretionary, Media)	15,900	$537,863
Toho Gas Company Limited (Utilities, Gas Utilities)	10,900	310,298
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	52,200	690,521
Tokyo Broadcasting System Incorporated (Consumer Discretionary, Media)	19,000	468,636
Tokyo Century Corporation (Financials, Diversified Financial Services)	5,800	264,438
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities)†	171,900	692,762
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	17,600	3,274,460
Tokyo Gas Company Limited (Utilities, Gas Utilities)	45,000	1,059,154
Tokyu Corporation (Industrials, Road & Rail)	60,500	967,751
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	54,800	396,948
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	72,000	672,372
Tosoh Corporation (Materials, Chemicals)	38,400	853,823
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	10,400	443,467
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	9,300	194,034
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	22,200	1,386,420
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	25,000	945,503
Trend Micro Incorporated (Information Technology, Software)	13,300	754,961
Tsumura & Company (Health Care, Pharmaceuticals)	7,400	255,965
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	4,500	621,947
UBE Industries Limited (Materials, Chemicals)	11,300	330,161
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	5,000	339,544
Unicharm Corporation (Consumer Staples, Household Products)	44,500	1,168,588
United Urban Investment Corporation (Real Estate, Equity REITs)	340	481,248
Ushio Incorporated (Industrials, Electrical Equipment)	13,500	195,566
USS Company Limited (Consumer Discretionary, Specialty Retail)	27,400	579,846
Wacoal Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,800	242,335
West Japan Railway Company (Industrials, Road & Rail)	20,700	1,523,921
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	136,900	628,537
Yakult Honsha Company Limited (Consumer Staples, Food Products)	13,000	1,013,757
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	81,900	445,584
Yamaguchi Financial Group (Financials, Banks)	27,000	323,689
Yamaha Corporation (Consumer Discretionary, Leisure Products)	19,600	722,428
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	34,400	1,081,949
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	19,200	370,863
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	25,700	1,145,820
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	24,400	452,483
Zeon Corporation (Materials, Chemicals)	22,500	312,391

		224,288,762

Luxembourg : 0.20%

B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	79,919	412,322
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	1,135	687,270
RTL Group SA (Consumer Discretionary, Media)	4,535	362,051
SES SA (Consumer Discretionary, Media)	47,951	791,554
Subsea 7 SA (Energy, Energy Equipment & Services)	26,112	381,994

		2,635,191

Netherlands : 4.09%

Aalberts Industries NV (Industrials, Machinery)	10,394	530,526
ABN AMRO Group NV (Financials, Banks)144A	46,965	1,392,015
Aegon NV (Financials, Insurance)	197,702	1,228,084
Airbus SE (Industrials, Aerospace & Defense)	69,093	7,189,896
Akzo Nobel NV (Materials, Chemicals)	27,661	2,492,308
Altice NV Class A (Consumer Discretionary, Media)†	64,725	510,173
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	5,586	385,586
ASR Nederland NV (Financials, Insurance)	13,369	544,487
CNH Industrial NV (Industrials, Machinery)	112,303	1,458,228
Euronext NV (Financials, Capital Markets)144A	5,001	304,740
Exor NV (Financials, Diversified Financial Services)	12,529	758,821
Ferrari NV (Consumer Discretionary, Automobiles)	13,096	1,421,670

12

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Netherlands (continued)

Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	130,573	$2,242,345
Gemalto NV (Information Technology, Software)	163	6,192
Gemalto NV (Information Technology, Software)	10,220	387,763
Heineken Holding NV (Consumer Staples, Beverages)	12,240	1,178,438
Heineken NV (Consumer Staples, Beverages)	23,279	2,369,577
IMCD Group NV (Industrials, Trading Companies & Distributors)	5,801	358,262
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	132,875	2,842,955
Koninklijke DSM NV (Materials, Chemicals)	19,167	1,792,728
Koninklijke KPN NV (Telecommunication Services, Diversified Telecommunication Services)	358,476	1,314,185
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	106,308	4,121,734
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	7,332	309,380
NN Group NV (Financials, Insurance)	37,135	1,628,086
Philips Lighting NV (Industrials, Electrical Equipment)	9,625	364,192
Qiagen NV (Health Care, Life Sciences Tools & Services)	23,087	731,753
Randstad Holdings NV (Industrials, Professional Services)	13,163	809,647
RELX NV (Industrials, Professional Services)	103,830	2,374,333
SBM Offshore NV (Energy, Energy Equipment & Services)	17,184	285,244
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	66,584	1,505,910
Unilever NV (Consumer Staples, Personal Products)	167,418	9,654,810
Wolters Kluwer NV (Consumer Discretionary, Media)	30,402	1,574,170

		54,068,238

New Zealand : 0.27%

A2 Milk Company Limited (Consumer Staples, Food Products)†	65,458	377,163
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	104,811	457,052
Contact Energy Limited (Utilities, Electric Utilities)	82,459	305,259
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	60,537	542,329
Fletcher Building Limited (Materials, Construction Materials)	78,224	372,409
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	143,673	284,781
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	42,585	305,746
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	75,143	202,873
Spark New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	198,622	491,444
Z Energy Limited (Energy, Oil, Gas & Consumable Fuels)	44,024	234,431

		3,573,487

Norway : 0.81%

Den Norske Bank ASA (Financials, Banks)	106,968	1,948,459
Gjensidige Forsikring ASA (Financials, Insurance)	19,898	361,022
Marine Harvest ASA (Consumer Staples, Food Products)	43,257	762,955
Norsk Hydro ASA (Materials, Metals & Mining)	140,794	957,614
Orkla ASA (Consumer Staples, Food Products)	86,736	870,056
Schibsted ASA Class A (Consumer Discretionary, Media)	9,183	247,361
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	116,837	2,349,504
Storebrand ASA (Financials, Insurance)	50,459	403,101
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	76,593	1,719,970
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	10,071	243,039
Yara International ASA (Materials, Chemicals)	18,552	824,583

		10,687,664

Portugal : 0.20%

Energias de Portugal SA (Utilities, Electric Utilities)	306,578	1,074,643
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	52,850	997,982
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	28,674	563,132

		2,635,757

Singapore : 1.58%

Ascendas REIT (Real Estate, Equity REITs)	186,800	366,376
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	256,800	360,320

13

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Singapore (continued)

CapitaLand Limited (Real Estate, Real Estate Management & Development)	273,663	$719,843
CapitaLand Mall Trust (Real Estate, Equity REITs)	258,500	393,428
City Developments Limited (Real Estate, Real Estate Management & Development)	58,675	529,203
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	236,837	352,435
DBS Group Holdings Limited (Financials, Banks)	192,513	3,506,207
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	624,324	617,904
Global Logistic Properties Limited (Real Estate, Real Estate Management & Development)	292,105	725,606
Golden Agri-Resources Limited (Consumer Staples, Food Products)	732,500	201,380
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	10,377	307,530
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	141,543	805,022
Mapletree Commercial Trust (Real Estate, Equity REITs)	193,900	230,046
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	306,496	2,836,848
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	88,400	200,579
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	71,800	281,642
Singapore Exchange Limited (Financials, Capital Markets)	83,774	467,030
Singapore Press Holdings Limited (Consumer Discretionary, Media)	178,200	365,342
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	165,069	400,595
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	641,155	1,776,013
Singapore Telecommunications Limited GDR (Telecommunication Services, Diversified Telecommunication Services)	142,200	392,875
Suntec REIT (Real Estate, Equity REITs)	217,600	330,103
United Overseas Bank Limited (Financials, Banks)	150,286	2,927,082
UOL Limited (Real Estate, Real Estate Management & Development)	53,473	353,796
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	27,300	425,992
Wilmar International Limited (Consumer Staples, Food Products)	317,785	738,127
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	215,800	252,287

		20,863,611

Spain : 2.47%

Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	70,901	1,581,856
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	30,842	1,191,812
Aena SA (Industrials, Transportation Infrastructure)144A	8,139	1,618,218
Amadeus IT Holding SA Class A (Information Technology, IT Services)	46,438	3,348,781
Banco de Sabade SA (Financials, Banks)	669,392	1,350,271
Bankia SA (Financials, Banks)	106,518	512,046
Bankinter SA (Financials, Banks)	71,253	687,829
Bolsas y Mercados Espanoles (Financials, Capital Markets)	7,853	263,586
CaixaBank SA (Financials, Banks)	426,010	2,024,374
Cellnex Telecom SA (Telecommunication Services, Diversified Telecommunication Services)144A	15,480	380,869
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	77,716	365,703
Enagas SA (Energy, Oil, Gas & Consumable Fuels)	23,770	697,584
Endesa SA (Utilities, Electric Utilities)	34,256	763,849
Gas Natural SDG SA (Utilities, Gas Utilities)	38,796	867,814
Grifols SA (Health Care, Biotechnology)	33,133	966,215
Iberdrola SA (Utilities, Electric Utilities)	615,126	4,886,212
International Consolidated Airlines Group SA (Industrials, Airlines)	124,074	1,030,000
Mapfre SA (Financials, Insurance)	112,288	377,733
Mediaset Espana Comunicacion SA (Consumer Discretionary, Media)	19,736	230,161
Merlin Properties Socimi SA (Real Estate, Equity REITs)	38,286	503,508
Red Electrica Corporacion SA (Utilities, Electric Utilities)	46,424	1,048,648
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	138,845	2,546,429
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	497,103	5,096,825
Viscofan SA (Consumer Staples, Food Products)	3,870	247,886

		32,588,209

Sweden : 3.33%

Alfa Laval AB (Industrials, Machinery)	31,579	747,343
Atlas Copco AB Class A (Industrials, Machinery)	71,269	3,063,879
BillerudKorsnas AB (Materials, Containers & Packaging)	19,382	331,410
Boliden AB (Materials, Metals & Mining)	26,504	838,993

14

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Sweden (continued)

Castellum AB (Real Estate, Real Estate Management & Development)	29,243	$473,976
Electrolux AB Class B (Consumer Discretionary, Household Durables)	25,761	855,596
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	42,022	351,165
Essity Aktiebolag AB (Consumer Staples, Household Products)†	67,093	1,950,739
Fabege AB (Real Estate, Real Estate Management & Development)	14,818	308,374
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development)†	10,768	277,466
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	23,771	428,222
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	94,382	2,221,260
Hexpol AB (Materials, Chemicals)	28,507	275,923
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	48,012	438,267
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	8,504	307,828
Industrivarden AB Class A (Financials, Diversified Financial Services)	19,466	499,753
Intrum Justitia AB (Industrials, Commercial Services & Supplies)	8,134	279,848
Investor AB Class B (Financials, Diversified Financial Services)	49,308	2,305,413
JM AB (Consumer Discretionary, Household Durables)	8,305	191,264
Kinnevik AB Class B (Financials, Diversified Financial Services)	25,612	822,038
Loomis AB Class B (Industrials, Commercial Services & Supplies)	7,740	318,996
Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	4,263	312,855
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	19,312	444,800
NCC AB Class B (Industrials, Construction & Engineering)	9,632	200,212
Nibe Industrier AB Class B (Industrials, Building Products)	37,528	358,011
Nordea Bank AB (Financials, Banks)	358,006	4,198,122
Saab AB Class B (Industrials, Aerospace & Defense)	7,542	366,719
Sandvik AB (Industrials, Machinery)	118,230	2,032,529
Securitas AB (Industrials, Commercial Services & Supplies)	35,128	617,330
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	182,334	2,167,025
Skanska AB Class B (Industrials, Construction & Engineering)	41,892	920,171
SKF AB Class B (Industrials, Machinery)	40,576	918,674
Svenska Cellulosa AB Class B (Consumer Staples, Household Products)	65,460	638,495
Svenska Handelsbanken AB Class A (Financials, Banks)	168,944	2,311,249
Swedbank AB Class A (Financials, Banks)	108,898	2,604,264
Swedish Match AB (Consumer Staples, Tobacco)	19,217	727,080
Swedish Orphan Biovitrum AB (Health Care, Biotechnology)†	18,773	258,758
Tele2 AB Class B (Telecommunication Services, Wireless Telecommunication Services)	37,639	481,447
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	307,110	1,933,481
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	286,235	1,256,946
Trelleborg AB Class B (Industrials, Machinery)	26,740	643,048
Volvo AB Class B (Industrials, Machinery)	173,622	3,309,250

		43,988,219

Switzerland : 7.34%

ABB Limited (Industrials, Electrical Equipment)	224,235	5,757,154
Adecco SA (Industrials, Professional Services)	18,796	1,422,918
Aryzta AG (Consumer Staples, Food Products)	9,668	323,609
Baloise Holding AG (Financials, Insurance)	5,410	834,407
Barry Callebaut AG (Consumer Staples, Food Products)	243	452,359
BB Biotech AG (Health Care, Biotechnology)	17,776	1,200,232
Cembra Money Bank AG (Financials, Consumer Finance)	2,905	261,879
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	12	841,463
Clariant AG (Materials, Chemicals)	29,235	797,226
Coca-Cola HBC AG (Consumer Staples, Beverages)	20,757	665,020
Dksh Holding AG (Industrials, Professional Services)	3,428	294,191
dormakaba Holding AG (Industrials, Building Products)	332	314,723
Dufry Group Register Shares (Consumer Discretionary, Specialty Retail)†	3,228	464,567
EMS-Chemie Holdings AG (Materials, Chemicals)	949	633,484
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	2,114	476,057
Geberit AG (Industrials, Building Products)	4,052	1,763,944
Georg Fischer AG (Industrials, Machinery)	442	582,502
Givaudan SA (Materials, Chemicals)	861	1,960,066
Helvetia Holding AG (Financials, Insurance)	692	382,129
Julius Baer Group Limited (Financials, Capital Markets)	26,081	1,533,719
Kuehne & Nagel International AG (Industrials, Marine)	6,571	1,155,177

15

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Switzerland (continued)

Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	17,953	$626,252
Lonza Group AG (Health Care, Life Sciences Tools & Services)	7,936	2,080,474
Nestle SA (Consumer Staples, Food Products)	332,799	28,470,797
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	20,633	335,906
Pargesa Holding SA (Financials, Diversified Financial Services)	4,380	376,696
Partners Group Holding AG (Financials, Capital Markets)	2,401	1,653,554
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	4,651	414,987
Roche Holding AG (Health Care, Pharmaceuticals)	79,047	19,976,355
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	4,353	985,860
SGS SA (Industrials, Professional Services)	595	1,473,468
Sika AG (Materials, Chemicals)	243	1,880,229
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	5,815	926,262
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	1,191	887,859
Sunrise Communications Group AG (Telecommunication Services, Diversified Telecommunication Services) 144A	3,267	296,230
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,565	1,302,771
Swiss Life Holding AG (Financials, Insurance)	3,663	1,231,954
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	8,106	699,151
Swiss Reinsurance AG (Financials, Insurance)	34,614	3,249,928
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	2,730	1,442,261
Temenos Group AG (Information Technology, Software)	6,281	776,223
Vifor Pharma AG (Health Care, Pharmaceuticals)	4,991	629,692
Zurich Insurance Group AG (Financials, Insurance)	17,132	5,185,192

		97,018,927

Thailand : 0.05%

Thai Beverage PCL (Consumer Staples, Beverages)	871,600	623,679

United Kingdom : 15.38%

3i Group plc (Financials, Capital Markets)	102,717	1,252,854
AA plc (Consumer Discretionary, Diversified Consumer Services)	72,891	148,853
Admiral Group plc (Financials, Insurance)	23,967	623,563
Aggreko plc (Industrials, Commercial Services & Supplies)	29,286	336,675
Ashtead Group plc (Industrials, Trading Companies & Distributors)	54,013	1,387,920
Associated British Foods plc (Consumer Staples, Food Products)	38,225	1,523,488
AstraZeneca plc (Health Care, Pharmaceuticals)	135,248	8,728,681
Babcock International Group plc (Industrials, Commercial Services & Supplies)	28,113	265,011
BAE Systems plc (Industrials, Aerospace & Defense)	363,730	2,708,639
Barratt Developments plc (Consumer Discretionary, Household Durables)	101,214	830,159
BBA Aviation plc (Industrials, Transportation Infrastructure)	97,046	437,359
Beazley plc (Financials, Insurance)	55,402	365,637
Bellway plc (Consumer Discretionary, Household Durables)	12,666	593,820
BHP Billiton plc (Materials, Metals & Mining)	219,797	3,997,628
Booker Group plc (Consumer Staples, Food & Staples Retailing)	183,932	544,762
BP plc (Energy, Oil, Gas & Consumable Fuels)	2,148,349	14,308,498
British American Tobacco plc (Consumer Staples, Tobacco)	246,808	15,695,091
Britvic plc (Consumer Staples, Beverages)	27,422	298,653
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	1,007,702	3,539,987
BTG plc (Health Care, Pharmaceuticals)†	36,542	358,464
Bunzl plc (Industrials, Trading Companies & Distributors)	38,096	1,090,105
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	44,741	1,038,730
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,295	1,250,461
Centamin plc (Materials, Metals & Mining)	129,494	241,317
Centrica plc (Utilities, Multi-Utilities)	676,968	1,323,530
Close Brothers Group plc (Financials, Capital Markets)	17,269	331,660
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	173,425	3,517,193
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	210,863	554,979
Croda International plc (Materials, Chemicals)	14,422	833,915
Daily Mail & General Trust plc Class A (Consumer Discretionary, Media)	31,774	229,681
Derwent Valley Holdings plc (Real Estate, Equity REITs)	12,347	463,873
Diageo plc (Consumer Staples, Beverages)	270,992	9,369,177
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment)†	7,975	289,177

16

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
United Kingdom (continued)

Direct Line Insurance Group plc (Financials, Insurance)	146,397	$724,527
Dixons Carphone plc (Consumer Discretionary, Specialty Retail)	118,447	254,463
DS Smith plc (Materials, Containers & Packaging)	107,184	784,091
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	43,281	369,505
Experian Group Limited plc (Industrials, Professional Services)	100,749	2,096,311
Fresnillo plc (Materials, Metals & Mining)	20,614	360,182
G4S plc (Industrials, Commercial Services & Supplies)	170,361	590,943
GKN plc (Consumer Discretionary, Auto Components)	212,062	888,753
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	525,047	9,084,594
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	35,077	246,855
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	30,525	372,157
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	40,149	695,273
Hammerson plc (Real Estate, Equity REITs)	89,039	625,813
Hays plc (Industrials, Professional Services)	150,419	375,005
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	14,986	208,751
Hiscox Limited (Financials, Insurance)	30,607	573,292
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	73,080	444,693
IG Group Holdings plc (Financials, Capital Markets)	40,491	354,067
IMI plc (Industrials, Machinery)	31,973	543,082
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	107,861	4,470,761
Inchcape plc (Consumer Discretionary, Distributors)	47,410	478,142
Indivior plc (Health Care, Pharmaceuticals)†	81,330	407,846
Informa plc (Consumer Discretionary, Media)	92,353	936,878
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	51,543	336,856
Intermediate Capital Group (Financials, Capital Markets)	32,066	462,536
Intertek Group plc (Industrials, Professional Services)	16,810	1,189,520
Intu Properties plc (Real Estate, Equity REITs)	89,294	237,480
Investec plc (Financials, Capital Markets)	67,737	474,242
ITV plc (Consumer Discretionary, Media)	449,595	972,785
IWG plc (Industrials, Commercial Services & Supplies)	73,206	195,005
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	185,940	583,840
John Wood Group plc (Energy, Energy Equipment & Services)	64,638	633,971
Johnson Matthey plc (Materials, Chemicals)	22,186	909,396
Jupiter Fund Management plc (Financials, Capital Markets)	48,450	392,672
Just Eat plc (Information Technology, Internet Software & Services)†	59,256	639,625
Kindred Group plc SDR (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,794	329,661
Kingfisher plc (Consumer Discretionary, Specialty Retail)	236,336	1,066,183
Land Securities Group plc (Real Estate, Equity REITs)	77,882	983,856
Legal & General Group plc (Financials, Insurance)	646,223	2,336,909
Man Group plc (Financials, Capital Markets)	164,346	440,588
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	181,657	769,440
Mediclinic International plc (Health Care, Health Care Providers & Services)	37,237	284,782
Meggitt plc (Industrials, Aerospace & Defense)	86,295	565,640
Melrose Industries plc (Industrials, Electrical Equipment)	206,950	559,082
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure)144A	80,376	382,517
Mondi plc (Materials, Paper & Forest Products)	40,302	962,942
Moneysupermarket.com Group plc (Information Technology, Internet Software & Services)	60,106	272,313
National Grid plc (Utilities, Multi-Utilities)	378,428	4,531,404
NEX Group plc (Financials, Capital Markets)	34,931	280,374
Next plc (Consumer Discretionary, Multiline Retail)	17,438	1,055,465
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail)†	53,208	253,222
Paysafe Group plc (Information Technology, IT Services)†	52,696	417,976
Pearson plc (Consumer Discretionary, Media)	92,120	881,398
Pennon Group plc (Utilities, Water Utilities)	46,880	503,895
Persimmon plc (Consumer Discretionary, Household Durables)	30,796	1,057,768
Phoenix Group Holdings (Financials, Insurance)	42,616	439,524
Playtech plc (Information Technology, Software)	32,100	365,095
Polymetal International plc (Materials, Metals & Mining)	31,350	377,692
Provident Financial plc (Financials, Consumer Finance)	15,340	181,526
Randgold Resources Limited (Materials, Metals & Mining)	10,194	935,016
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	72,475	6,361,677
RELX plc (Industrials, Professional Services)	115,400	2,696,204
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	197,246	848,766

17

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name		Shares	Value
United Kingdom (continued)

Rightmove plc (Information Technology, Internet Software & Services)		10,297	$561,188
Rio Tinto plc (Materials, Metals & Mining)		125,910	5,961,157
Rotork plc (Industrials, Machinery)		94,929	332,021
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		493,952	15,820,824
RPC Group plc (Materials, Containers & Packaging)		47,915	599,365
RSA Insurance Group plc (Financials, Insurance)		115,261	948,856
Saga plc (Financials, Insurance)		125,732	310,663
Schroders plc (Financials, Capital Markets)		12,222	570,330
Segro plc (Real Estate, Equity REITs)		108,477	804,710
Severn Trent plc (Utilities, Water Utilities)		27,551	782,387
Shaftesbury plc (Real Estate, Equity REITs)		22,124	296,961
Sky plc (Consumer Discretionary, Media)		115,708	1,465,309
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)		93,489	1,654,676
Smiths Group plc (Industrials, Industrial Conglomerates)		43,638	875,271
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)		13,508	457,784
Spirax-Sarco Engineering plc (Industrials, Machinery)		7,840	611,822
SSE plc (Utilities, Electric Utilities)		111,194	2,054,577
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		49,912	435,719
St. James’s Place plc (Financials, Insurance)		56,795	932,761
Tate & Lyle plc (Consumer Staples, Food Products)		51,384	467,521
Taylor Wimpey plc (Consumer Discretionary, Household Durables)		347,163	918,415
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)		52,507	1,496,640
Tesco plc (Consumer Staples, Food & Staples Retailing)		863,719	2,266,697
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		14,644	756,042
The British Land Company plc (Real Estate, Equity REITs)		114,582	975,487
The Sage Group plc (Information Technology, Software)		118,340	1,239,463
TP Icap plc (Financials, Capital Markets)		60,529	414,209
Unilever plc (Consumer Staples, Personal Products)		140,114	7,903,581
United Business Media plc (Consumer Discretionary, Media)		45,261	457,366
United Utilities Group plc (Utilities, Water Utilities)		77,044	855,321
Victrex plc (Materials, Chemicals)		8,956	290,655
WH Smith plc (Consumer Discretionary, Specialty Retail)		11,627	328,954
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		19,189	925,873
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		98,549	385,290
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		259,621	759,454
Wolseley plc (Industrials, Trading Companies & Distributors)		26,299	1,896,399
Worldpay Group plc (Information Technology, IT Services) 144A		221,190	1,262,557
WPP plc (Consumer Discretionary, Media)		147,995	2,611,889

			203,222,561

Total Common Stocks (Cost $1,178,276,827)			1,266,899,791

	Dividend yield
Preferred Stocks : 0.69%

Germany : 0.69%

Fuchs Petrolub AG (Materials, Chemicals)	1.85%	7,342	386,018
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.26	19,008	2,582,498
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)	1.35	15,963	1,337,278
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.51	3,711	356,082
Schaeffler AG Preference (Consumer Discretionary, Auto Components)	3.12	17,886	312,093
Volkswagen AG (Consumer Discretionary, Automobiles)	1.05	19,316	4,100,470

Total Preferred Stocks (Cost $7,472,459)			9,074,439

18

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 2.34%

Investment Companies : 2.34%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00%	30,983,916	$30,983,916

Total Short-Term Investments (Cost $30,983,916)				30,983,916

Total investments in securities (Cost $1,216,733,202)	98.90%			1,306,958,146

Other assets and liabilities, net	1.10			14,537,095

Total net assets	100.00%			$1,321,495,241

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

GDR	Global depositary receipt
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust
SDR	Swedish depositary receipt

19

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of, net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	842,452,577	811,468,661	30,983,916	$30,983,916	2.34%

Wells Fargo Factor Enhanced International Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2017, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$113,036,212	$0	$0	$113,036,212
Austria	5,462,768	0	0	5,462,768
Belgium	11,488,077			11,488,077
Canada	124,030,799	0	0	124,030,799
China	2,819,031	0	0	2,819,031
Czech Republic	734,920			734,920
Denmark	28,095,838	0	0	28,095,838
Finland	17,656,434			17,656,434
France	110,178,737	0	0	110,178,737
Germany	94,656,043	0	0	94,656,043
Hong Kong	36,706,122	0	0	36,706,122
Ireland	6,980,039	0	0	6,980,039
Italy	18,860,466	0	0	18,860,466
Japan	224,288,762	0	0	224,288,762
Luxembourg	2,635,191	0	0	2,635,191
Netherlands	54,068,238	0	0	54,068,238
New Zealand	3,573,487	0	0	3,573,487
Norway	10,687,664	0	0	10,687,664
Portugal	2,635,757	0	0	2,635,757
Singapore	20,863,611	0	0	20,863,611
Spain	32,588,209	0	0	32,588,209
Sweden	43,988,219	0	0	43,988,219
Switzerland	97,018,927	0	0	97,018,927
Thailand	623,679	0	0	623,679
United Kingdom	203,222,561	0	0	203,222,561

Preferred stocks
Germany	9,074,439	0	0	9,074,439
Short-term investments
Investment companies	30,983,916	0	0	30,983,916

	1,306,958,146	0	0	1,306,958,146
Futures contracts	28,756	0	0	28,756

Total assets	$1,306,986,902	$0	$0	$1,306,986,902

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Large Cap Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Shares	Value
Investment Companies : 94.74%

Affiliated Master Portfolios : 94.74%

Wells Fargo Factor Enhanced Large Cap Portfolio			$10,186

Total Investment Companies (Cost $8,504)			10,186

Total investments in securities (Cost $8,504)	94.74%		10,186

Other assets and liabilities, net	5.26		565

Total net assets	100.00%		$10,751

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. The Fund’s ownership of the affiliated Master Portfolio was as follows:

	% of ownership, beginning of period	% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo Factor Enhanced International Portfolio	0.00%	0.00	%*	$10,186	94.74%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Large Cap Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing all investable asset is a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of November 30, 2017, the Fund owns less than 0.005% of Wells Fargo Factor Enhanced Large Cap Portfolio, the affiliated Master Portfolio, which seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2017, the affiliated Master Portfolio valued at $10,186 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.23%

Consumer Discretionary : 12.22%

Auto Components : 0.20%

Adient plc	11,653	$911,964
Lear Corporation	8,607	1,556,920
Tenneco Incorporated	6,631	393,948
The Goodyear Tire & Rubber Company	30,826	997,838
Visteon Corporation †	4,094	539,139

		4,399,809

Automobiles : 0.68%

Ford Motor Company	491,901	6,158,601
General Motors Company	166,315	7,166,513
Harley-Davidson Incorporated	21,794	1,094,059
Thor Industries Incorporated	5,651	867,711

		15,286,884

Distributors : 0.17%

Genuine Parts Company	18,329	1,704,047
LKQ Corporation †	36,198	1,426,925
Pool Corporation	4,981	625,813

		3,756,785

Diversified Consumer Services : 0.15%

Bright Horizons Family Solutions Incorporated †	5,841	519,557
Grand Canyon Education Incorporated †	5,918	561,973
H&R Block Incorporated	26,111	683,586
Service Corporation International	22,906	846,377
ServiceMaster Global Holdings Incorporated †	16,829	822,602

		3,434,095

Hotels, Restaurants & Leisure : 2.35%

Aramark	30,098	1,282,175
Buffalo Wild Wings Incorporated †	2,069	322,661
Carnival Corporation	47,712	3,131,816
Chipotle Mexican Grill Incorporated †	3,558	1,083,020
Cracker Barrel Old Country Store Incorporated	3,016	471,491
Darden Restaurants Incorporated	15,634	1,318,259
Domino’s Pizza Incorporated	6,181	1,150,655
Dunkin Brands Group Incorporated	11,558	690,013
Hilton Worldwide Holdings Incorporated	24,346	1,888,276
Jack in the Box Incorporated	3,911	404,828
Marriott International Incorporated Class A	36,519	4,637,913
McDonald’s Corporation	102,858	17,688,490
Norwegian Cruise Line Holdings Limited †	20,748	1,123,712
Six Flags Entertainment Corporation	9,175	600,229
Starbucks Corporation	179,521	10,379,904
Texas Roadhouse Incorporated	8,268	422,247
Vail Resorts Incorporated	5,031	1,132,780
Wyndham Worldwide Corporation	12,884	1,448,033
Yum! Brands Incorporated	41,414	3,456,827

		52,633,329

Household Durables : 0.61%

CalAtlantic Group Incorporated	8,788	492,480
D.R. Horton Incorporated	44,248	2,256,648
Garmin Limited	12,133	753,217
Leggett & Platt Incorporated	16,557	798,710
Lennar Corporation Class A	25,175	1,580,487
Lennar Corporation Class B	376	19,274
Mohawk Industries Incorporated †	7,756	2,191,923

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Household Durables (continued)

NVR Incorporated †	437	$1,518,575
Pulte Group Incorporated	36,525	1,246,598
Toll Brothers Incorporated	18,853	948,871
Tupperware Brands Corporation	5,231	330,181
Whirlpool Corporation	9,413	1,586,749

		13,723,713

Leisure Products : 0.16%

Hasbro Incorporated	14,202	1,321,070
Mattel Incorporated	43,548	794,751
Polaris Industries Incorporated	7,271	923,490
The Brunswick Corporation	11,025	610,234

		3,649,545

Media : 3.55%

AMC Networks Incorporated Class A †	7,037	362,687
Cable One Incorporated	581	399,037
CBS Corporation Class B	46,249	2,592,719
Charter Communications Incorporated Class A †	25,811	8,419,806
Cinemark Holdings Incorporated	13,427	484,849
Comcast Corporation Class A	602,016	22,599,681
Discovery Communications Incorporated Class A †	19,025	361,856
DISH Network Corporation Class A †	27,761	1,406,095
Interpublic Group of Companies Incorporated	49,063	970,466
Live Nation Incorporated †	16,820	763,292
News Corporation Class A	47,626	769,636
Nexstar Broadcasting Group Incorporated	5,705	387,370
Omnicom Group Incorporated	29,067	2,076,546
Scripps Networks Interactive Incorporated Class A	10,644	871,105
Sinclair Broadcast Group Incorporated Class A	9,785	333,179
Sirius XM Holdings Incorporated	171,703	944,367
Tegna Incorporated	26,939	357,750
The Madison Square Garden Company Class A †	2,414	522,993
The Walt Disney Company	193,149	20,245,878
Time Warner Incorporated	95,283	8,719,347
Tribune Media Company Class A	9,160	377,392
Twenty-First Century Fox Incorporated Class A	130,641	4,172,674
Viacom Incorporated Class B	44,043	1,247,298

		79,386,023

Multiline Retail : 0.57%

Dollar General Corporation	34,676	3,054,262
Dollar Tree Incorporated †	28,497	2,928,352
Kohl’s Corporation	21,763	1,043,971
Macy’s Incorporated	38,327	912,183
Nordstrom Incorporated	14,742	670,024
Target Corporation	70,321	4,212,228

		12,821,020

Specialty Retail : 2.90%

Advance Auto Parts Incorporated	8,904	899,304
AutoNation Incorporated †	8,669	480,003
AutoZone Incorporated †	3,569	2,451,046
Bed Bath & Beyond Incorporated	18,342	410,677
Best Buy Company Incorporated	33,466	1,994,908
Burlington Stores Incorporated †	8,704	925,844
Dick’s Sporting Goods Incorporated	10,895	320,967
Foot Locker Incorporated	16,698	715,342
L Brands Incorporated	30,027	1,683,614
Lowe’s Companies Incorporated	107,608	8,971,279
O’Reilly Automotive Incorporated †	11,224	2,651,221
Ross Stores Incorporated	48,749	3,706,386
Sally Beauty Holdings Incorporated †	17,572	299,603
Signet Jewelers Limited	8,704	455,132

2

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)

The Gap Incorporated	33,325	$1,076,731
The Home Depot Incorporated	150,988	27,150,662
The Michaels Companies Incorporated †	14,203	306,785
The TJX Companies Incorporated	75,631	5,713,922
Tiffany & Company	15,159	1,432,526
Tractor Supply Company	16,129	1,100,643
ULTA Beauty Incorporated †	7,309	1,620,478
Williams-Sonoma Incorporated	10,036	513,442

		64,880,515

Textiles, Apparel & Luxury Goods : 0.88%

Carter’s Incorporated	5,872	636,055
HanesBrands Incorporated	46,344	968,126
Michael Kors Holdings Limited †	19,614	1,146,242
Nike Incorporated Class B	165,495	9,999,208
PVH Corporation	9,723	1,308,230
Ralph Lauren Corporation	6,942	660,531
Skechers U.S.A. Incorporated Class A †	16,487	578,694
Tapestry Incorporated	37,775	1,574,840
Under Armour Incorporated Class A †	22,641	300,899
VF Corporation	34,001	2,480,713

		19,653,538

Consumer Staples : 10.86%

Beverages : 2.51%

Brown-Forman Corporation Class B	22,377	1,338,145
Constellation Brands Incorporated Class A	19,387	4,218,417
Dr Pepper Snapple Group Incorporated	23,186	2,091,145
Molson Coors Brewing Company Class B	22,901	1,788,568
Monster Beverage Corporation †	52,052	3,262,099
PepsiCo Incorporated	179,847	20,955,772
The Coca-Cola Company	489,996	22,427,117

		56,081,263

Food & Staples Retailing : 2.43%

Casey’s General Stores Incorporated	4,900	591,675
Costco Wholesale Corporation	54,742	10,096,067
CVS Health Corporation	131,200	10,049,920
Rite Aid Corporation †	128,097	257,475
Sprouts Farmers Market Incorporated †	16,091	376,208
Sysco Corporation	62,407	3,602,756
The Kroger Company	115,819	2,995,079
Wal-Mart Stores Incorporated	185,183	18,005,343
Walgreens Boots Alliance Incorporated	117,138	8,522,961

		54,497,484

Food Products : 1.91%

Archer Daniels Midland Company	71,094	2,835,229
B&G Foods Incorporated	8,202	317,417
Bunge Limited	17,585	1,176,612
Campbell Soup Company	25,730	1,268,489
ConAgra Foods Incorporated	53,790	2,007,981
Flowers Foods Incorporated	22,458	448,711
General Mills Incorporated	72,527	4,102,127
Hain Celestial Group Incorporated †	12,724	522,956
Hormel Foods Corporation	34,147	1,244,658
Ingredion Incorporated	8,978	1,243,273
Kellogg Company	32,006	2,117,517
Lamb Weston Holdings Incorporated	18,505	1,006,117
McCormick & Company Incorporated	14,144	1,445,234
Mondelez International Incorporated Class A	187,222	8,039,313
Pinnacle Foods Incorporated	14,683	854,991

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Food Products (continued)

Post Holdings Incorporated †	7,813	$620,743
Snyders Lance Incorporated	9,809	379,412
The Hershey Company	17,472	1,938,169
The J.M. Smucker Company	14,171	1,653,331
The Kraft Heinz Company	76,388	6,215,692
TreeHouse Foods Incorporated †	6,948	319,747
Tyson Foods Incorporated Class A	35,614	2,929,252

		42,686,971

Household Products : 2.10%

Church & Dwight Company Incorporated	32,062	1,509,800
Colgate-Palmolive Company	110,828	8,029,489
Energizer Holdings Incorporated	7,771	356,922
Kimberly-Clark Corporation	44,931	5,380,937
Spectrum Brands Holdings Incorporated	2,996	344,180
The Clorox Company	16,140	2,248,141
The Procter & Gamble Company	323,752	29,134,442

		47,003,911

Personal Products : 0.26%

Coty Incorporated Class A	57,048	982,937
Edgewell Personal Care Company †	7,200	417,528
Herbalife Limited †	8,325	583,916
NU Skin Enterprises Incorporated Class A	6,441	437,408
The Estee Lauder Companies Incorporated Class A	27,680	3,455,294

		5,877,083

Tobacco : 1.65%

Altria Group Incorporated	246,606	16,727,285
Philip Morris International	197,250	20,267,438

		36,994,723

Energy : 4.35%

Energy Equipment & Services : 0.19%

Baker Hughes Incorporated	54,182	1,610,831
Nabors Industries Limited	34,372	207,607
National Oilwell Varco Incorporated	48,149	1,615,399
Oceaneering International Incorporated	12,457	243,410
Transocean Limited †	49,628	503,228

		4,180,475

Oil, Gas & Consumable Fuels : 4.16%

Andeavor Corporation	14,730	1,553,573
Chevron Corporation	239,530	28,501,675
Exxon Mobil Corporation	534,519	44,520,088
HollyFrontier Corporation	22,520	1,001,690
Marathon Petroleum Corporation	67,021	4,197,525
ONEOK Incorporated	26,579	1,379,450
Phillips 66 Company	55,046	5,370,288
Plains GP Holdings LP Class A	16,649	342,803
Southwestern Energy Company †	62,197	395,573
Targa Resources Corporation	24,331	1,055,965
Valero Energy Corporation	56,784	4,861,846

		93,180,476

Financials : 8.56%

Banks : 2.00%

Associated Banc-Corp	18,737	477,794
Bank of Hawaii Corporation	5,366	455,466

4

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)

BankUnited Incorporated	12,904	$480,416
BB&T Corporation	101,305	5,006,493
Chemical Financial Corporation	8,916	502,773
CIT Group Incorporated	24,999	1,245,950
Citizens Financial Group Incorporated	64,054	2,606,998
Commerce Bancshares Incorporated	12,262	694,269
Cullen Frost Bankers Incorporated	7,366	724,888
Fifth Third Bancorp	94,598	2,886,185
First Horizon National Corporation	29,089	564,036
FNB Corporation	40,768	578,498
Fulton Financial Corporation	22,014	418,266
Hancock Holding Company	10,784	553,758
Home Bancshares Incorporated	16,123	383,727
IBERIABANK Corporation	6,313	490,836
Investors Bancorp Incorporated	31,546	450,161
M&T Bank Corporation	17,498	2,956,287
MB Financial Incorporated	10,113	470,760
People’s United Financial Incorporated	42,883	815,635
PNC Financial Services Group Incorporated	60,865	8,555,184
Synovus Financial Corporation	14,462	717,749
UMB Financial Corporation	5,760	432,922
Umpqua Holdings Corporation	27,593	610,081
US Bancorp	202,868	11,188,170
Wintrust Financial Corporation	6,488	544,019

		44,811,321

Capital Markets : 1.64%

CBOE Holdings Incorporated	13,829	1,706,913
CME Group Incorporated	41,037	6,136,673
Eaton Vance Corporation	13,855	765,904
FactSet Research Systems Incorporated	4,915	982,410
Franklin Resources Incorporated	43,383	1,880,653
Intercontinental Exchange Incorporated	73,215	5,231,212
Lazard Limited Class A	16,028	789,379
Legg Mason Incorporated	10,802	431,648
LPL Financial Holdings Incorporated	10,587	548,830
MarketAxess Holdings Incorporated	4,573	892,970
Moody’s Corporation	20,991	3,186,854
MSCI Incorporated	11,184	1,439,381
Raymond James Financial Incorporated	16,146	1,425,692
S&P Global Incorporated	32,702	5,411,527
SEI Investments Company	18,289	1,286,814
Stifel Financial Corporation	8,187	460,437
T. Rowe Price Group Incorporated	29,383	3,024,098
The NASDAQ OMX Group Incorporated	14,442	1,143,229

		36,744,624

Consumer Finance : 0.84%

Ally Financial Incorporated	58,541	1,572,411
American Express Company	94,116	9,196,074
Discover Financial Services	47,729	3,369,667
Navient Corporation	35,337	445,600
SLM Corporation †	53,290	616,565
Synchrony Financial	102,081	3,663,687

		18,864,004

Diversified Financial Services : 1.34%
Berkshire Hathaway Incorporated Class B †	155,791	30,069,221

Insurance : 2.40%

AFLAC Incorporated	49,972	4,379,546
Alleghany Corporation †	1,863	1,089,482
American Financial Group Incorporated	8,856	930,411
Aon plc	32,718	4,587,718

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Insurance (continued)

Arch Capital Group Limited †	14,972	$1,417,699
Arthur J. Gallagher & Company	22,426	1,476,304
Assurant Incorporated	6,894	695,398
Assured Guaranty Limited	15,336	556,850
Axis Capital Holdings Limited	10,641	557,482
Brown & Brown Incorporated	14,686	752,658
Cincinnati Financial Corporation	19,799	1,479,579
CNO Financial Group Incorporated	21,286	536,620
Erie Indemnity Company Class A	3,142	389,262
Everest Reinsurance Group Limited	4,556	1,000,498
First American Financial Corporation	13,758	764,807
Loews Corporation	35,049	1,762,264
Markel Corporation †	1,717	1,900,547
Marsh & McLennan Companies Incorporated	64,942	5,450,582
Old Republic International Corporation	31,201	654,285
Primerica Incorporated	5,635	586,040
ProAssurance Corporation	7,894	488,244
Reinsurance Group of America Incorporated	8,056	1,305,475
The Allstate Corporation	45,403	4,661,072
The Hanover Insurance Group Incorporated	5,276	567,698
The Progressive Corporation	72,964	3,880,226
The Travelers Companies Incorporated	35,026	4,748,475
Torchmark Corporation	13,801	1,226,219
Unum Group	28,553	1,616,671
Validus Holdings Limited	10,073	495,390
W.R. Berkley Corporation	12,224	844,923
White Mountain Insurance Group Limited	451	401,836
Willis Towers Watson plc	16,086	2,586,629

		53,790,890

Mortgage REITs : 0.22%

AGNC Investment Corporation	41,840	832,616
Annaly Capital Management Incorporated	128,114	1,495,090
Chimera Investment Corporation	22,964	420,241
Granite Point Mortgage Trust Incorporated	4,763	85,496
MFA Financial Incorporated	46,901	375,208
New Residential Investment Corporation	38,313	677,757
Starwood Property Trust Incorporated	32,214	698,400
Two Harbors Investment Corporation	23,190	371,040

		4,955,848

REITs : 0.03%
Medical Properties Trust Incorporated	39,865	545,752

Thrifts & Mortgage Finance : 0.09%

MGIC Investment Corporation †	41,945	613,236
New York Community Bancorp Incorporated	59,216	789,941
Radian Group Incorporated	29,165	597,591

		2,000,768

Health Care : 16.26%

Biotechnology : 1.87%

AbbVie Incorporated	199,380	19,323,910
Biogen Incorporated	27,040	8,711,477
Bioverativ Incorporated †	13,551	677,821
Gilead Sciences Incorporated	163,954	12,260,480
OPKO Health Incorporated †	42,977	225,629
United Therapeutics Corporation †	5,384	699,866

		41,899,183

Health Care Equipment & Supplies : 3.95%

Abbott Laboratories	218,757	12,331,332
ABIOMED Incorporated †	5,180	1,009,271

6

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)

Align Technology Incorporated †	9,176	$2,393,835
Baxter International Incorporated	62,594	4,101,785
Becton Dickinson & Company	26,974	6,155,737
Boston Scientific Corporation †	175,414	4,609,880
C.R. Bard Incorporated	9,179	3,083,593
Danaher Corporation	77,274	7,291,575
Dentsply Sirona Incorporated	28,919	1,937,862
DexCom Incorporated †	10,514	614,333
Edwards Lifesciences Corporation †	26,172	3,067,358
Hill-Rom Holdings Incorporated	8,233	696,100
Hologic Incorporated †	35,552	1,483,229
IDEXX Laboratories Incorporated †	11,027	1,724,733
Intuitive Surgical Incorporated †	13,895	5,554,943
LivaNova plc †	6,037	526,306
Masimo Corporation †	6,002	533,218
Medtronic plc	172,815	14,193,296
NuVasive Incorporated †	6,346	366,101
ResMed Incorporated	17,857	1,524,988
Steris plc	10,620	955,375
Stryker Corporation	38,473	6,001,788
Teleflex Incorporated	5,692	1,511,340
The Cooper Companies Incorporated	6,159	1,485,428
Varian Medical Systems Incorporated	11,869	1,326,361
West Pharmaceutical Services Incorporated	9,329	932,247
Zimmer Biomet Holdings Incorporated	25,593	2,996,940

		88,408,954

Health Care Providers & Services : 3.65%

Aetna Incorporated	41,982	7,564,317
AmerisourceBergen Corporation	20,023	1,698,351
Anthem Incorporated	33,421	7,852,598
Cardinal Health Incorporated	39,727	2,351,441
Centene Corporation †	21,206	2,164,921
Cigna Corporation	32,392	6,858,358
DaVita HealthCare Partners Incorporated †	19,608	1,197,264
Express Scripts Holding Company †	76,829	5,007,714
HCA Holdings Incorporated †	37,226	3,164,210
HealthSouth Corporation	10,939	546,403
Henry Schein Incorporated †	20,177	1,441,647
Humana Incorporated	18,384	4,795,650
Laboratory Corporation of America Holdings †	13,019	2,060,517
McKesson Corporation	26,491	3,913,780
MEDNAX Incorporated †	11,536	574,377
Patterson Companies Incorporated	10,747	392,803
Quest Diagnostics Incorporated	17,309	1,704,244
UnitedHealth Group Incorporated	119,764	27,326,552
WellCare Health Plans Incorporated †	5,604	1,193,596

		81,808,743

Health Care Technology : 0.15%

athenahealth Incorporated †	4,922	654,085
Cerner Corporation †	37,318	2,638,009

		3,292,094

Life Sciences Tools & Services : 0.97%

Agilent Technologies Incorporated	39,920	2,764,061
Bio-Rad Laboratories Incorporated Class A †	2,631	713,790
Bio-Techne Corporation	4,660	627,935
Charles River Laboratories International Incorporated †	5,847	609,257
ICON plc ADR †	6,829	797,695
IQVIA Holdings Incorporated †	19,310	1,969,813
Mettler-Toledo International Incorporated †	3,201	2,014,101
PerkinElmer Incorporated	13,747	1,012,879
Thermo Fisher Scientific Incorporated	49,111	9,466,636

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Life Sciences Tools & Services (continued)

Waters Corporation †	9,671	$1,906,831

		21,882,998

Pharmaceuticals : 5.67%

Bristol-Myers Squibb Company	206,453	13,045,765
Catalent Incorporated †	15,211	605,246
Eli Lilly & Company	123,818	10,479,956
Johnson & Johnson	340,850	47,490,631
Mallinckrodt plc †	13,076	285,318
Merck & Company Incorporated	346,407	19,145,915
Mylan NV †	63,238	2,310,084
Perrigo Company plc	16,820	1,466,872
Pfizer Incorporated	753,388	27,317,849
Prestige Brands Holdings Incorporated †	6,455	291,766
Zoetis Incorporated	62,476	4,516,390

		126,955,792

Industrials : 12.45%

Aerospace & Defense : 3.30%

BWX Technologies Incorporated	11,819	738,097
Curtiss-Wright Corporation	5,039	625,844
General Dynamics Corporation	33,179	6,873,362
Hexcel Corporation	11,329	702,398
Huntington Ingalls Industries Incorporated	5,671	1,370,511
L-3 Technologies Incorporated	8,768	1,741,237
Lockheed Martin Corporation	30,430	9,710,822
Northrop Grumman Corporation	21,744	6,684,106
Orbital ATK Incorporated	7,695	1,015,278
Raytheon Company	36,904	7,054,200
Rockwell Collins Incorporated	16,537	2,188,010
Spirit AeroSystems Holdings Incorporated Class A	14,986	1,262,571
Teledyne Technologies Incorporated †	4,113	766,005
Textron Incorporated	30,762	1,713,751
The Boeing Company	72,305	20,014,024
United Technologies Corporation	93,639	11,372,457

		73,832,673

Air Freight & Logistics : 0.93%

C.H. Robinson Worldwide Incorporated	17,546	1,520,361
Expeditors International of Washington Incorporated	22,572	1,462,214
FedEx Corporation	31,383	7,263,909
United Parcel Service Incorporated Class B	87,180	10,588,011

		20,834,495

Airlines : 0.53%

Alaska Air Group Incorporated	15,361	1,062,520
American Airlines Group Incorporated	56,681	2,861,824
Hawaiian Holdings Incorporated	6,538	282,115
JetBlue Airways Corporation †	41,606	893,281
Southwest Airlines Company	71,661	4,347,673
Spirit Airlines Incorporated †	8,594	366,362
United Continental Holdings Incorporated †	33,773	2,138,506

		11,952,281

Building Products : 0.53%

A.O. Smith Corporation	18,381	1,165,723
Allegion plc	12,005	1,010,101
Fortune Brands Home & Security Incorporated	19,262	1,317,906
Johnson Controls International plc	116,029	4,367,332
Lennox International Incorporated	5,082	1,065,899
Masco Corporation	40,205	1,725,197

8

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Building Products (continued)

Owens Corning Incorporated	14,067	$1,242,819

		11,894,977

Commercial Services & Supplies : 0.56%

Cintas Corporation	10,751	1,692,637
Clean Harbors Incorporated †	6,483	349,174
Copart Incorporated †	24,914	1,075,288
Deluxe Corporation	6,095	433,355
Healthcare Services Group Incorporated	8,929	463,683
KAR Auction Services Incorporated	17,238	868,278
Republic Services Incorporated	29,117	1,890,858
Rollins Incorporated	12,174	564,265
Stericycle Incorporated †	10,668	707,395
Waste Management Incorporated	55,775	4,587,494

		12,632,427

Construction & Engineering : 0.18%

Dycom Industries Incorporated †	3,468	372,359
EMCOR Group Incorporated	7,388	596,729
Fluor Corporation	17,769	860,197
Jacobs Engineering Group Incorporated	15,196	997,313
Quanta Services Incorporated †	18,547	702,931
Valmont Industries Incorporated	2,769	478,483

		4,008,012

Electrical Equipment : 0.78%

AMETEK Incorporated	28,467	2,069,266
Eaton Corporation plc	56,313	4,380,025
Emerson Electric Company	79,161	5,131,216
EnerSys	5,377	371,497
Hubbell Incorporated	6,866	863,674
Regal-Beloit Corporation	5,547	426,842
Rockwell Automation Incorporated	16,038	3,096,617
Sensata Technologies Holding NV †	21,320	1,064,934

		17,404,071

Industrial Conglomerates : 1.68%

3M Company	75,784	18,426,122
Carlisle Companies Incorporated	8,065	927,233
Honeywell International Incorporated	95,541	14,900,574
Roper Industries Incorporated	12,716	3,397,842

		37,651,771

Machinery : 1.93%

AGCO Corporation	8,254	584,218
Allison Transmission Holdings Incorporated	17,980	737,899
Crane Company	6,418	547,905
Cummins Incorporated	20,813	3,484,096
Deere & Company	40,493	6,068,281
Donaldson Company Incorporated	16,488	822,751
Dover Corporation	19,388	1,894,401
Fortive Corporation	38,627	2,883,506
Graco Incorporated	6,880	905,339
IDEX Corporation	9,602	1,301,743
Illinois Tool Works Incorporated	34,993	5,922,565
Ingersoll-Rand plc	32,456	2,843,795
ITT Incorporated	11,119	602,650
Lincoln Electric Holdings Incorporated	7,631	695,489
Nordson Corporation	6,356	815,856
Oshkosh Corporation	9,274	835,031
Parker-Hannifin Corporation	16,680	3,127,333

9

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Machinery (continued)

Snap-on Incorporated	7,268	$1,231,417
Stanley Black & Decker Incorporated	19,082	3,236,880
Terex Corporation	11,970	559,717
The Timken Company	8,729	435,577
The Toro Company	13,316	868,869
Trinity Industries Incorporated	18,834	671,432
Woodward Governor Company	6,964	538,665
Xylem Incorporated	22,698	1,573,879

		43,189,294

Marine : 0.02%
Kirby Corporation †	6,689	450,170

Professional Services : 0.46%

Dun & Bradstreet Corporation	4,639	571,107
Equifax Incorporated	14,942	1,705,181
IHS Markit Limited †	42,576	1,899,741
Manpower Incorporated	8,478	1,092,814
Nielsen Holdings plc	44,603	1,637,822
Robert Half International Incorporated	15,597	889,653
TransUnion †	13,717	761,568
Verisk Analytics Incorporated †	19,451	1,875,465

		10,433,351

Road & Rail : 1.24%

CSX Corporation	110,885	6,181,839
J.B. Hunt Transport Services Incorporated	11,048	1,227,875
Landstar System Incorporated	5,220	538,704
Norfolk Southern Corporation	36,652	5,081,067
Old Dominion Freight Line Incorporated	8,554	1,105,519
Ryder System Incorporated	6,535	539,007
Union Pacific Corporation	103,135	13,046,578

		27,720,589

Trading Companies & Distributors : 0.28%

Beacon Roofing Supply Incorporated †	7,458	477,909
Fastenal Company	36,437	1,908,934
HD Supply Holdings Incorporated †	25,324	936,482
MSC Industrial Direct Company Class A	5,611	505,383
W.W. Grainger Incorporated	6,480	1,434,089
Watsco Incorporated	3,815	639,013
WESCO International Incorporated †	6,112	400,642

		6,302,452

Transportation Infrastructure : 0.03%
Macquarie Infrastructure Company LLC	9,776	652,841

Information Technology : 15.63%

Communications Equipment : 1.53%

Arista Networks Incorporated †	5,586	1,302,208
ARRIS International plc †	23,704	710,409
Ciena Corporation †	17,361	377,602
Cisco Systems Incorporated	623,513	23,257,035
CommScope Holdings Incorporated †	24,109	867,683
F5 Networks Incorporated †	8,050	1,080,310
Harris Corporation	15,679	2,265,616
InterDigital Incorporated	4,267	324,719
Juniper Networks Incorporated	46,444	1,289,285
Motorola Solutions Incorporated	20,504	1,929,631
NetScout Systems Incorporated †	11,211	348,102

10

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Communications Equipment (continued)

Viasat Incorporated †	6,782	$503,496

		34,256,096

Electronic Equipment, Instruments & Components : 0.71%

Amphenol Corporation Class A	38,397	3,478,384
Arrow Electronics Incorporated †	11,104	896,426
Avnet Incorporated	16,114	667,281
CDW Corporation of Delaware	19,380	1,356,794
Corning Incorporated	115,758	3,749,402
Dolby Laboratories Incorporated Class A	7,096	441,229
FLIR Systems Incorporated	17,060	794,655
Jabil Circuit Incorporated	20,778	599,445
Keysight Technologies Incorporated †	23,252	1,011,462
Littelfuse Incorporated	2,821	572,381
National Instruments Corporation	14,862	653,185
Synnex Corporation	3,669	499,718
Tech Data Corporation †	4,324	418,131
Zebra Technologies Corporation Class A †	6,593	727,340

		15,865,833

Internet Software & Services : 3.94%

Akamai Technologies Incorporated †	21,450	1,196,481
Alphabet Incorporated Class A †	37,827	39,195,203
Alphabet Incorporated Class C †	38,304	39,124,089
Cars.com Incorporated †	9,061	219,639
eBay Incorporated †	127,533	4,421,569
GrubHub Incorporated †	10,836	732,080
IAC/InterActive Corp †	8,988	1,143,903
J2 Global Incorporated	5,830	439,932
VeriSign Incorporated †	11,038	1,270,474
Zillow Group Incorporated Class C †	13,176	540,743

		88,284,113

IT Services : 3.76%

Accenture plc Class A	78,421	11,607,092
Alliance Data Systems Corporation	6,864	1,642,349
Amdocs Limited	18,555	1,211,456
Automatic Data Processing Incorporated	52,807	6,044,289
Booz Allen Hamilton Holding Corporation	18,457	714,101
Broadridge Financial Solutions Incorporated	14,875	1,342,618
CACI International Incorporated Class A †	3,016	397,961
Cognizant Technology Solutions Corporation Class A	76,497	5,529,203
Conduent Incorporated †	24,107	367,873
CoreLogic Incorporated †	10,672	465,406
CSRA Incorporated	20,461	591,937
DST Systems Incorporated	7,829	489,939
DXC Technology Company	35,878	3,449,311
EPAM Systems Incorporated †	6,098	618,581
Euronet Worldwide Incorporated †	6,359	580,895
Fidelity National Information Services Incorporated	41,251	3,891,207
First Data Corporation Class A †	45,947	755,828
Fiserv Incorporated †	27,018	3,551,516
Gartner Incorporated †	11,125	1,344,901
International Business Machines Corporation	109,083	16,795,510
Jack Henry & Associates Incorporated	9,797	1,129,790
Leidos Holdings Incorporated	18,826	1,196,769
Maximus Incorporated	8,054	556,370
Paychex Incorporated	40,498	2,725,920
PayPal Holdings Incorporated †	144,081	10,911,254
Sabre Corporation	24,593	489,647
Square Incorporated Class A †	23,282	913,120
Teradata Corporation †	16,421	624,162
The Western Union Company	60,226	1,185,850
Total System Services Incorporated	21,146	1,572,417

11

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
IT Services (continued)

Vantiv Incorporated Class A †	20,169	$1,512,675

		84,209,947

Semiconductors & Semiconductor Equipment : 2.77%

Advanced Micro Devices Incorporated †	108,320	1,179,605
Applied Materials Incorporated	135,597	7,155,454
Cirrus Logic Incorporated †	8,176	451,642
Entegris Incorporated	17,722	536,977
Intel Corporation	599,313	26,873,195
KLA-Tencor Corporation	19,623	2,006,256
Lam Research Corporation	20,414	3,926,225
Microchip Technology Incorporated	26,689	2,321,676
MKS Instruments Incorporated	6,686	630,490
ON Semiconductor Corporation †	52,554	1,055,284
Teradyne Incorporated	25,199	1,019,804
Texas Instruments Incorporated	125,781	12,237,233
Versum Materials Incorporated	13,696	525,926
Xilinx Incorporated	31,592	2,195,960

		62,115,727

Software : 2.38%

Activision Blizzard Incorporated	88,940	5,549,856
Ansys Incorporated †	10,746	1,592,450
Aspen Technology Incorporated †	9,540	638,417
Blackbaud Incorporated	5,874	578,295
CA Incorporated	40,017	1,323,362
Cadence Design Systems Incorporated †	34,904	1,532,635
CDK Global Incorporated	18,307	1,264,831
Citrix Systems Incorporated	18,700	1,638,681
Electronic Arts Incorporated †	37,961	4,037,152
Ellie Mae Incorporated †	4,178	369,293
Fair Isaac Corporation	3,836	602,482
Intuit Incorporated	30,663	4,820,837
Manhattan Associates Incorporated †	8,706	386,111
Micro Focus International plc ADR †	28,642	959,507
Nuance Communications Incorporated †	36,171	562,097
Oracle Corporation	378,942	18,590,895
PTC Incorporated †	14,455	920,494
SS&C Technologies Holdings Incorporated	21,666	894,589
Symantec Corporation	78,025	2,260,384
Synopsys Incorporated †	18,892	1,707,459
Take-Two Interactive Software Incorporated †	12,713	1,418,135
Tyler Technologies Incorporated †	4,325	791,129
VMware Incorporated Class A †	6,724	807,620

		53,246,711

Technology Hardware, Storage & Peripherals : 0.54%

Hewlett Packard Enterprise Company	205,995	2,873,630
HP Incorporated	212,708	4,562,587
NCR Corporation †	15,323	479,457
NetApp Incorporated	34,134	1,928,912
Seagate Technology plc	36,570	1,410,139
Xerox Corporation	26,478	785,337

		12,040,062

Materials : 4.33%

Chemicals : 3.11%

Air Products & Chemicals Incorporated	26,945	4,393,113
Ashland Global Holdings Incorporated	7,758	573,937
Axalta Coating Systems Limited †	27,209	861,437
Cabot Corporation	6,930	424,393
Celanese Corporation Series A	17,495	1,876,164
DowDuPont Incorporated	293,146	21,094,786

12

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Chemicals (continued)

Eastman Chemical Company	17,144	$1,583,591
Ecolab Incorporated	32,883	4,469,457
FMC Corporation	16,809	1,586,770
Huntsman Corporation	24,579	785,545
International Flavors & Fragrances Incorporated	9,911	1,540,566
LyondellBasell Industries NV Class A	42,022	4,399,703
Monsanto Company	54,408	6,438,643
NewMarket Corporation	1,169	468,208
Olin Corporation	20,903	744,983
PolyOne Corporation	10,211	471,850
PPG Industries Incorporated	32,181	3,760,350
Praxair Incorporated	35,587	5,477,551
RPM International Incorporated	16,604	879,514
Scotts Miracle-Gro Company Class A	5,496	543,554
Sensient Technologies Corporation	5,498	426,260
The Chemours Company	22,662	1,164,827
The Mosaic Company	43,911	1,066,598
The Sherwin-Williams Company	10,291	4,110,431
Valvoline Incorporated	21,408	527,921

		69,670,152

Construction Materials : 0.10%

Eagle Materials Incorporated	5,848	654,567
Martin Marietta Materials Incorporated	7,906	1,647,531

		2,302,098

Containers & Packaging : 0.70%

AptarGroup Incorporated	7,744	684,647
Avery Dennison Corporation	11,055	1,261,597
Ball Corporation	44,511	1,776,434
Bemis Company Incorporated	11,619	545,163
Berry Plastics Group Incorporated †	16,280	973,056
Crown Holdings Incorporated †	17,319	1,034,464
Graphic Packaging Holding Company	39,139	599,218
International Paper Company	52,174	2,953,570
Owens-Illinois Incorporated †	20,280	491,182
Packaging Corporation of America	11,863	1,406,952
Sealed Air Corporation	24,375	1,171,219
Sonoco Products Company	12,457	666,574
WestRock Company	31,476	1,964,417

		15,528,493

Metals & Mining : 0.40%

Alcoa Corporation	22,200	921,522
Newmont Mining Corporation	66,765	2,469,637
Nucor Corporation	40,695	2,339,963
Reliance Steel & Aluminum Company	8,972	705,289
Royal Gold Incorporated	8,256	682,936
Steel Dynamics Incorporated	29,737	1,144,875
United States Steel Corporation	21,544	623,052

		8,887,274

Paper & Forest Products : 0.02%
Louisiana-Pacific Corporation †	18,077	499,106

Real Estate : 5.30%

Equity REITs : 5.17%

Acadia Realty Trust	10,326	289,438
Alexandria Real Estate Equities Incorporated	11,401	1,448,611
American Campus Communities Incorporated	16,866	714,781
American Homes 4 Rent Class A	27,680	594,566
American Tower Corporation	53,990	7,770,781

13

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Equity REITs (continued)

Apartment Investment & Management Company Class A	19,752	$870,866
Apple Hospitality REIT Incorporated	27,043	526,798
AvalonBay Communities Incorporated	17,549	3,182,160
Boston Properties Incorporated	19,489	2,443,531
Brixmor Property Group Incorporated	38,198	690,238
Camden Property Trust	10,912	996,047
Colony NorthStar Incorporated Class A	69,607	848,509
Columbia Property Trust Incorporated	15,195	345,990
CoreCivic Incorporated	14,766	347,149
CoreSite Realty Corporation	4,212	477,978
Corporate Office Properties Trust	12,239	371,331
Cousins Properties Incorporated	51,893	465,480
Crown Castle International Corporation	45,725	5,166,925
CubeSmart REIT	23,095	659,131
CyrusOne Incorporated	10,515	638,891
DCT Industrial Trust Incorporated	11,393	685,175
DDR Corporation	38,813	296,143
Digital Realty Trust Incorporated	25,493	2,975,033
Douglas Emmett Incorporated	18,166	732,271
Duke Realty Corporation	45,048	1,267,200
Education Realty Trust Incorporated	9,204	336,590
Empire State Realty Trust Incorporated	19,324	392,277
EPR Properties	7,910	536,456
Equinix Incorporated	9,717	4,513,449
Equity Commonwealth †	15,039	452,072
Equity Lifestyle Properties Incorporated	10,050	907,616
Equity Residential	46,423	3,101,985
Essex Property Trust Incorporated	8,314	2,053,475
Extra Space Storage Incorporated	15,564	1,328,543
Federal Realty Investment Trust	9,133	1,207,474
First Industrial Realty Trust Incorporated	14,408	468,980
Forest City Realty Trust Incorporated	29,737	712,201
Gaming and Leisure Properties Incorporated	24,694	896,886
GGP Incorporated	79,399	1,865,877
Gramercy Property Trust Incorporated	17,548	500,469
HCP Incorporated	59,794	1,580,953
Healthcare Realty Trust Incorporated	14,304	468,742
Healthcare Trust of America Incorporated Class A	17,814	544,930
Highwoods Properties Incorporated	12,670	643,509
Hospitality Properties Trust	20,572	616,954
Host Hotels & Resorts Incorporated	93,356	1,847,515
Hudson Pacific Properties Incorporated	19,458	693,289
Invitation Homes Incorporated	21,093	496,740
Iron Mountain Incorporated	31,546	1,289,285
JBG Smith Properties	10,711	356,783
Kilroy Realty Corporation	12,267	924,686
Kimco Realty Corporation	52,978	981,153
Lamar Advertising Company Class A	10,557	794,203
LaSalle Hotel Properties	14,385	409,109
Liberty Property Trust	18,374	824,625
Life Storage Incorporated	5,904	530,238
Mid-America Apartment Communities Incorporated	14,334	1,468,375
National Health Investors Incorporated	4,875	380,250
National Retail Properties Incorporated	18,746	769,898
Omega Healthcare Investors Incorporated	24,790	665,612
Outfront Media Incorporated	17,614	413,224
Paramount Group Incorporated	22,794	368,579
Park Hotels & Resorts Incorporated	16,534	482,793
Physicians Realty Trust	18,971	339,012
Piedmont Office Realty Trust Incorporated Class A	17,751	353,955
Prologis Incorporated	67,006	4,437,807
Public Storage Incorporated	19,173	4,086,150
Rayonier Incorporated	16,168	510,100
Realty Income Corporation	34,536	1,909,841
Regency Centers Corporation	18,875	1,279,914
Retail Properties of America Incorporated Class A	29,718	388,117
RLJ Lodging Trust	15,357	332,940
SBA Communications Corporation †	15,205	2,581,049
Senior Housing Properties Trust	30,179	577,928

14

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Equity REITs (continued)

Simon Property Group Incorporated	39,794	$6,436,680
SL Green Realty Corporation	12,767	1,305,170
Spirit Realty Capital Incorporated	61,126	522,016
STORE Capital Corporation	21,554	556,524
Sun Communities Incorporated	8,293	771,747
Sunstone Hotel Investors Incorporated	27,914	466,443
Tanger Factory Outlet Centers Incorporated	12,018	300,931
Taubman Centers Incorporated	7,343	430,961
The Geo Group Incorporated	15,121	401,311
The Macerich Company	17,803	1,152,744
UDR Incorporated	33,507	1,317,830
Uniti Group Incorporated	18,419	296,546
Ventas Incorporated	45,127	2,888,579
VEREIT Incorporated	124,501	971,108
Vornado Realty Trust	21,854	1,696,307
Weingarten Realty Investors	15,167	499,753
Welltower Incorporated	46,476	3,135,271
Weyerhaeuser Company	94,548	3,345,108
WP Carey Incorporated	13,195	939,220

		115,861,880

Real Estate Management & Development : 0.13%

CBRE Group Incorporated Class A †	36,769	1,594,304
Jones Lang LaSalle Incorporated	5,698	868,888
Realogy Holdings Corporation	17,449	487,002

		2,950,194

Telecommunication Services : 2.62%

Diversified Telecommunication Services : 2.51%

AT&T Incorporated	775,784	28,223,022
CenturyLink Incorporated	69,535	1,014,516
Verizon Communications Incorporated	515,567	26,237,205
Zayo Group Holdings Incorporated †	19,553	691,003

		56,165,746

Wireless Telecommunication Services : 0.11%

T-Mobile US Incorporated †	37,057	2,263,071
Telephone & Data Systems Incorporated	12,551	347,537

		2,610,608

Utilities : 4.65%

Electric Utilities : 2.73%

ALLETE Incorporated	6,395	514,798
Alliant Energy Corporation	35,242	1,589,767
American Electric Power Company Incorporated	62,162	4,825,636
Duke Energy Corporation	88,560	7,897,781
Edison International	41,193	3,347,755
Entergy Corporation	22,695	1,962,664
Eversource Energy	39,905	2,587,839
Exelon Corporation	116,561	4,861,759
FirstEnergy Corporation	56,587	1,931,880
Great Plains Energy Incorporated	27,259	935,256
Hawaiian Electric Industries Incorporated	13,673	524,360
IDACORP Incorporated	6,288	621,317
NextEra Energy Incorporated	58,969	9,319,461
OGE Energy Corporation	25,256	903,155
PG&E Corporation	64,054	3,474,289
Pinnacle West Capital Corporation	14,069	1,291,675
Portland General Electric Company	11,226	557,259
PPL Corporation	86,346	3,166,308
The Southern Company	126,860	6,495,232

15

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name			Shares	Value
Electric Utilities (continued)

Westar Energy Incorporated			17,844	$1,020,855
Xcel Energy Incorporated			63,989	3,302,472

				61,131,518

Gas Utilities : 0.24%

Atmos Energy Corporation			13,173	1,215,736
National Fuel Gas Company			10,565	621,222
New Jersey Resources Corporation			10,782	480,877
ONE Gas Incorporated			6,531	517,582
Southwest Gas Corporation			5,652	485,733
Spire Incorporated			5,567	457,886
UGI Corporation			21,805	1,068,663
WGL Holdings Incorporated			6,392	540,380

				5,388,079

Independent Power & Renewable Electricity Producers : 0.12%

AES Corporation			83,641	884,922
Calpine Corporation †			45,275	680,031
NRG Energy Incorporated			38,510	1,064,802

				2,629,755

Multi-Utilities : 1.43%

Ameren Corporation			30,568	1,955,129
Black Hills Corporation			6,627	387,746
CenterPoint Energy Incorporated			52,750	1,583,028
CMS Energy Corporation			35,105	1,751,740
Consolidated Edison Incorporated			38,506	3,428,574
Dominion Resources Incorporated			78,933	6,640,633
DTE Energy Company			22,651	2,617,776
MDU Resources Group Incorporated			24,597	687,486
NiSource Incorporated			40,462	1,113,919
Northwestern Corporation			5,982	384,403
Public Service Enterprise Group Incorporated			63,854	3,388,093
SCANA Corporation			16,338	705,311
Sempra Energy			31,648	3,829,092
Vectren Corporation			10,467	727,457
WEC Energy Group Incorporated			40,010	2,780,295

				31,980,682

Water Utilities : 0.13%

American Water Works Company Incorporated			22,486	2,058,818
Aqua America Incorporated			22,560	857,038

				2,915,856

Total Common Stocks (Cost $1,820,551,522)				2,177,657,168

		Yield
Short-Term Investments : 2.30%

Investment Companies : 2.30%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00%	51,540,572	51,540,572

Total Short-Term Investments (Cost $51,540,572)				51,540,572

Total investments in securities (Cost $1,872,092,094)	99.53%			2,229,197,740

Other assets and liabilities, net	0.47			10,555,575

Total net assets	100.00%			$2,239,753,315

†	Non-income-earning security

16

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

17

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
S&P 500 E-Mini Index	(762)	12-15-2017	$(99,456,633)	$(100,884,990)	$1,428,357	$0

As of November 30, 2017, the Portfolio had segregated $5,030,400 as cash collateral for these open futures contracts.

Wells Fargo Factor Enhanced Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)		Total

Assets
Investments in :
Common stocks
Consumer discretionary	$273,625,256	$0		$0	$273,625,256
Consumer staples	243,141,435	0		0	243,141,435
Energy	97,360,951	0		0	97,360,951
Financials	191,782,428	0		0	191,782,428
Health care	364,247,764	0		0	364,247,764
Industrials	278,959,404	0		0	278,959,404
Information technology	350,018,489	0		0	350,018,489
Materials	96,887,123	0		0	96,887,123
Real estate	118,812,074	0		0	118,812,074
Telecommunications services	58,776,354	0		0	58,776,354
Utilities	104,045,890	0		0	104,045,890
Short-term investments
Investment companies	51,540,572	0		0	51,540,572

	2,229,197,740	0		0	2,229,197,740

Futures contracts	637,690	0		0	637,690

Total assets	$2,229,835,430	$0	$		$2,229,835,430

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Emerging Markets Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 93.89%

Affiliated Master Portfolio : 93.89%

Wells Fargo Factor Enhanced Emerging Markets Portfolio		$9,627

Total Investment Companies (Cost $9,451)		9,627

Total investments in securities (Cost $9,451)	93.89%	9,627

Other assets and liabilities, net	6.11	627

Total net assets	100.00%	$10,254

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	%*	0.00	%*	$9,627	93.89%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Emerging Markets Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those, which seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2017, the affiliated Master Portfolio valued at $9,627 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 84.61%

Brazil : 4.19%

B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail)†	27,035	$141,970
Banco de Brasil SA (Financials, Banks)	142,409	1,300,450
Banco Santander (Brasil) SA (Financials, Banks)	13,000	65,051
BRF SA (Consumer Staples, Food Products)†	70,627	829,901
CCR SA (Industrials, Transportation Infrastructure)	150,482	727,077
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)†	37,666	215,069
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	45,041	449,935
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	10,059	125,560
Companhia Hering (Consumer Discretionary, Specialty Retail)	19,310	149,775
CPFL Energia SA (Utilities, Electric Utilities)	38,912	249,511
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers)†	6,000	25,459
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	21,664	297,616
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	27,200	99,838
EDP Energias do Brasil SA (Utilities, Electric Utilities)	37,947	159,853
Embraer SA (Industrials, Aerospace & Defense)	94,630	452,749
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers)†	32,600	138,927
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	11,700	126,545
Equatorial Energia SA (Utilities, Electric Utilities)	23,214	453,219
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	46,033	430,328
Fibria Celulose SA (Materials, Paper & Forest Products)	25,566	352,527
Fleury SA (Health Care, Health Care Providers & Services)	22,605	181,133
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	13,240	104,959
Hypermarcas SA (Consumer Staples, Personal Products)	50,736	509,150
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	25,480	298,773
JBS SA (Consumer Staples, Food Products)	127,829	308,887
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	215,069	1,187,430
Light SA (Utilities, Electric Utilities)†	7,131	35,073
Localiza Rent a Car SA (Industrials, Road & Rail)	87,621	535,222
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	105,233	1,089,470
M Dias Branco SA (Consumer Staples, Food Products)	20,155	288,153
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	7,600	131,793
Marfrig Global Foods SA (Consumer Staples, Food Products)†	31,400	65,697
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	35,000	142,766
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	16,875	358,101
Multiplus SA (Consumer Discretionary, Media)	2,900	30,885
Natura Cosmeticos SA (Consumer Staples, Personal Products)	38,776	345,418
Odontoprev SA (Health Care, Health Care Providers & Services)	34,062	158,684
Porto Seguro SA (Financials, Insurance)	15,168	165,964
Qualicorp SA (Health Care, Health Care Providers & Services)	32,601	305,158
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	31,033	833,221
Rumo SA (Industrials, Road & Rail)†	125,775	500,264
Sao Martinho SA (Consumer Staples, Food Products)	26,711	139,540
Smiles Fidelidade SA (Consumer Discretionary, Media)	9,092	208,312
Somos Educacao SA (Consumer Discretionary, Diversified Consumer Services)†	19,900	108,514
Suzano Papel E Celulose SA (Materials, Paper & Forest Products)	57,229	306,123
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	118,814	428,296
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	43,698	936,126
Vale SA (Materials, Metals & Mining)	35,967	386,087
WEG SA (Industrials, Machinery)	78,810	550,848

		17,431,407

Chile : 2.44%

AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	241,175	73,692
Aguas Andinas SA Class A (Utilities, Water Utilities)	367,851	211,386
Almendral SA (Telecommunication Services, Wireless Telecommunication Services)	602,621	45,204
Antarchile SA (Industrials, Industrial Conglomerates)	23,593	337,121
Banco de Chile (Financials, Banks)	3,166,182	445,080
Banco de Credito e Inversiones (Financials, Banks)	5,804	347,774
Banco Santander Chile (Financials, Banks)	6,864,041	471,210
Banmedica SA (Health Care, Health Care Providers & Services)	54,997	165,666
CAP SA (Materials, Metals & Mining)	9,218	86,092
Cencosud SA (Consumer Staples, Food & Staples Retailing)	196,382	480,861
Cia Sudamericana de Vapores SA (Water Transportation )†	2,680,317	118,003
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	1,637,691	331,915

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Chile (continued)

Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	30,698	$390,801
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	12,831	126,259
Empresas CMPC SA (Materials, Paper & Forest Products)	230,465	655,064
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	49,630	663,164
Enel Americas SA (Utilities, Electric Utilities)	2,814,179	547,751
Enel Chile SA (Utilities, Electric Utilities)	2,291,388	247,917
Enel Generacion Chile SA (Utilities, Independent Power & Renewable Electricity Producers)	421,210	342,757
Engie Energia Chile SA (Utilities, Electric Utilities)	139,245	257,690
Grupo Security SA (Financials, Diversified Financial Services)	228,520	85,781
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	62,918	101,081
Itau CorpBanca SA (Financials, Banks)	8,831,416	70,258
LANTAM Airlines Group SA (Industrials, Airlines)	59,211	740,881
Parque Arauco SA (Real Estate, Real Estate Management & Development)	127,822	351,469
Quinenco SA (Industrials, Industrial Conglomerates)	46,616	129,547
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	202,586	185,577
SACI Falabella (Consumer Discretionary, Multiline Retail)	152,612	1,289,546
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	119,413	184,464
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	794,039	327,502
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	820,763	74,678
Vina Concha y Toro SA (Consumer Staples, Beverages)	138,145	241,143

		10,127,334

China : 11.91%

Agricultural Bank of China Limited H Shares (Financials, Banks)	3,407,000	1,591,907
Air China H Shares (Industrials, Airlines)	272,000	292,631
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining)†	466,000	311,246
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	182,000	876,579
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	33,400	179,612
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Auto Components)	137,000	162,203
Bank of China Limited H Shares (Financials, Banks)	9,384,000	4,585,971
BBMG Corporation (Materials, Construction Materials)	399,000	185,321
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	192,000	283,692
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	69,000	398,903
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	816,000	638,754
Boe Technology Group Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	186,400	108,592
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	601,000	249,972
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	1,367,000	509,751
China CITIC Bank H Shares (Financials, Banks)	1,072,351	695,444
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	567,000	633,899
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	286,000	182,149
China Cosco Holdings Company Limited (Industrials, Marine)	354,500	169,040
China Eastern Airlines Company H Shares (Industrials, Airlines)	264,000	156,166
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	718,000	123,188
China Everbright Bank Company Limited H Shares (Financials, Banks)	309,000	143,863
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets)	1,527,000	702,914
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services)	146,800	310,529
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	760,000	344,250
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	432,000	1,100,446
China Merchants Bank Company Limited H Shares (Financials, Banks)	486,500	1,922,201
China Merchants Securities H Shares (Financials, Capital Markets)	213,400	329,540
China Molybdenum Company Limited H Shares (Materials, Metals & Mining)	429,000	269,726
China National Building Material Company Limited H Shares (Materials, Construction Materials)	414,000	382,204
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	3,038,000	2,180,602
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	249,500	296,217
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	560,000	419,766
China Railway Signal & Communication Corporation Limited H Shares (Information Technology, Electronic Equipment, Instruments & Components)	169,000	125,681
China Reinsurance Group Corporation H Shares (Financials, Insurance)	1,206,000	260,014
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	274,000	754,576
China Resources Cement Holdings Limited (Materials, Construction Materials)	384,000	254,569
China Resources Gas Group Limited (Utilities, Gas Utilities)	120,000	465,645
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	246,000	464,516

2

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
China (continued)

China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	402,000	$994,025
China Southern Airlines Company H Shares (Industrials, Airlines)	272,000	243,089
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	1,730,000	838,104
China Travel International Investment Hong Kong Limited (Holding & Other Investment Offices, Hotels, Restaurants & Leisure)	540,000	175,493
China Unicom Hong Kong Limited (Telecommunication Services, Diversified Telecommunication Services)†	796,000	1,160,958
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	180,200	658,787
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	90,800	85,567
Chongqing Rural Commercial Bank (Financials, Banks)	309,000	219,832
COSCO Shipping Development Company Limited H Shares (Industrials, Marine)†	475,000	97,784
CRRC Corporation Limited H Shares (Industrials, Machinery)	509,000	465,616
CSC Financial Company Limited H Shares (Financials, Capital Markets)	252,000	218,989
CSG Holding Company Limited Class B (Materials, Construction Materials)	335,570	210,533
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers)†	454,000	147,814
Dazhong Transportation Group Class B (Industrials, Road & Rail)	168,900	114,852
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	392,000	494,994
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	80,000	307,771
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	360,500	424,145
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	276,000	695,571
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	146,000	313,620
Huadian Power International Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	152,000	59,505
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	476,000	303,984
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	8,548,000	6,685,904
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	162,700	226,641
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	176,000	241,664
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	27,000	42,268
Joy City Property Limited (Real Estate, Real Estate Management & Development)	970,000	145,741
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	39,200	140,101
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	39,100	103,476
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)†	381,000	113,193
MMG Limited (Materials, Metals & Mining)†	144,000	66,174
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	112,000	240,930
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)†	191,600	191,225
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,540,692	1,714,454
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	554,000	1,055,350
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)†	461,000	204,725
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	1,752,000	986,812
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	268,000	184,080
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)†	442,000	173,742
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	65,000	314,566
Shanghai Jinqiao Export Processing Zone Development Compay Limited Class B (Real Estate, Real Estate Management & Development)	112,800	158,597
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	156,900	235,507
Shanghai Mechanical & Electrical Industry Company Limited Class B (Industrials, Machinery)	27,800	58,797
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	87,800	221,245
Shanghai Zhenhua Heavy Industry Company Limited Class B (Industrials, Machinery)	337,100	184,394
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	155,500	279,953
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	660,000	281,722
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	13,000	276,969
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	211,000	175,875
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	356,000	211,542
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	155,600	614,374
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	272,000	137,221
Sinotruk Hong Kong Limited (Industrials, Machinery)	151,000	167,238
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	40,000	56,030
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	62,000	251,835

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
China (continued)

Universal Medical Financial & Technical Advisory Services Company Limited (Health Care, Health Care Providers & Services)144A	127,500	$118,951
Weichai Power Company Limited (Industrials, Machinery)	277,000	309,785
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	69,000	161,409
Yanzhou Coal Mining Company Limited (Energy, Oil, Gas & Consumable Fuels)	234,000	219,428
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	1,504,000	272,770
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	206,000	246,879
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	780,000	270,543
Zoomlion Heavy Industry Science and Technology Company Limited H Shares (Industrials, Machinery)	197,400	84,346
ZTE Corporation H Shares (Information Technology, Communications Equipment)†	112,000	391,082

		49,510,850

Colombia : 0.78%

Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	50,461	274,010
Banco De Bogota SA (Financials, Banks)	7,421	165,223
Cementos Argos SA (Materials, Construction Materials)	116,258	408,531
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	7,710	74,429
Ecopetrol SA (Energy, Oil, Gas & Consumable Fuels)	260,626	151,200
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	458,891	314,903
Grupo Argos SA (Materials, Construction Materials)	68,794	467,065
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	30,937	399,981
Grupo Nutresa SA (Consumer Staples, Food Products)	65,135	592,941
Interconexion Electrica SA (Utilities, Electric Utilities)	84,635	387,191

		3,235,474

Egypt : 0.26%

Commercial International Bank ADR (Financials, Banks)	249,470	1,062,917

Greece : 0.36%

Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)	36,277	438,264
Jumbo SA (Consumer Discretionary, Specialty Retail)	14,707	222,313
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	5,765	138,471
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	20,540	223,452
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	21,550	262,911
Titan Cement Company SA (Materials, Construction Materials)	9,090	224,177

		1,509,588

India : 2.71%

Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	104,046	3,643,691
Infosys Limited ADR (Information Technology, IT Services)	490,635	7,634,281

		11,277,972

Indonesia : 1.86%

PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	1,930,700	169,860
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	355,500	166,895
PT Astra Agro Lestari Tbk (Consumer Staples, Food Products)	152,900	156,563
PT Bank Danamon Indonesia Tbk (Financials, Banks)	543,800	202,025
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	1,105,700	662,145
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	573,300	105,539
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	774,400	183,209
PT Blue Bird Tbk (Industrials, Road & Rail)	98,600	27,482
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	71,200	403,016
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	1,507,300	456,893
PT Hanson International Tbk (Real Estate, Real Estate Management & Development)†	11,767,000	94,825
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	568,800	355,342
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	875,700	474,235
PT Indonesian Satellite Corporation Tbk (Telecommunication Services, Wireless Telecommunication Services)	282,200	111,832
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	397,200	187,206
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	3,192,900	377,690
PT Lippo Karawaci Terbuka Tbk (Real Estate, Real Estate Management & Development)	3,139,300	133,454
PT Mayora Indah Tbk (Consumer Staples, Food Products)	1,030,787	156,226

4

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Indonesia (continued)

PT Media Nusantara Citra Tbk (Consumer Discretionary, Media)	728,000	$69,969
PT Sawit Sumbermas Sarana Tbk (Consumer Staples, Food Products)	1,468,100	162,266
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	117,000	5,969
PT Surya Citra Media Tbk (Consumer Discretionary, Media)	670,400	109,040
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	103,700	86,251
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	7,043,400	2,175,521
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	664,300	63,847
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	193,800	479,987
PT Xl Axiata Tbk (Telecommunication Services, Wireless Telecommunication Services)†	722,200	164,452

		7,741,739

Luxembourg : 0.13%

Kernel Holding SA (Consumer Staples, Food Products)	41,130	553,636

Malaysia : 5.02%

Affin Holdings Bhd (Financials, Banks)	156,800	91,638
AirAsia Bhd (Industrials, Airlines)	351,600	269,966
Alliance Financial Group Bhd (Financials, Banks)	154,100	139,046
AMMB Holdings Bhd (Financials, Banks)	148,500	150,697
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	543,600	377,509
Axiata Group Bhd (Telecommunication Services, Wireless Telecommunication Services)	579,700	756,807
Batu Kawan Bhd (Materials, Chemicals)	30,000	145,837
Bimb Holdings Bhd (Financials, Banks)	107,400	112,928
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	310,800	227,999
Boustead Plantations Bhd (Consumer Staples, Food Products)	245,600	103,897
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	24,800	226,684
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	87,200	206,406
Cahya Mata Sarawak Bhd (Materials, Construction Materials)	217,200	210,853
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	74,000	274,322
CIMB Group Holdings Bhd (Financials, Banks)	750,700	1,110,584
Digi.com Bhd (Telecommunication Services, Wireless Telecommunication Services)	313,100	355,247
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	527,100	234,582
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	52,500	329,662
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	377,900	814,718
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	445,800	554,865
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	122,800	290,372
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	121,300	283,562
Heineken Malaysia Bhd (Consumer Staples, Beverages)	47,300	203,565
Hong Leong Bank Bhd (Financials, Banks)	125,000	462,771
Hong Leong Financial Group Bhd (Financials, Banks)	49,300	193,608
IGB REIT Bhd (Real Estate, Equity REITs)	586,500	228,032
IJM Corporation Bhd (Industrials, Construction & Engineering)	392,000	296,193
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	282,800	224,414
IOI Corporation Bhd (Consumer Staples, Food Products)	578,700	631,129
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	380,400	175,805
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	130,100	254,585
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	63,100	118,655
KPJ Healthcare Bhd (Health Care, Health Care Providers & Services)	471,800	111,908
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	114,500	682,604
LPI Capital Bhd (Financials, Insurance)	53,500	236,789
Mah Sing Group Bhd (Real Estate, Real Estate Management & Development)	224,100	83,221
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	519,800	118,209
Malayan Banking Bhd (Financials, Banks)	668,200	1,511,395
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	118,900	239,864
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	779,300	212,068
Malaysian Resources Corporation Bhd (Industrials, Construction & Engineering)	216,300	56,703
My EG Services Bhd (Information Technology, IT Services)	223,800	116,246
Nestle Malaysia Bhd (Consumer Staples, Food Products)	21,600	513,921
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	110,100	176,882
Pavilion REIT (Real Estate, Equity REITs)	452,000	182,369
Press Metal Bhd (Materials, Metals & Mining)	156,900	199,506
Public Bank Bhd (Financials, Banks)	364,100	1,770,656
Ql Resources Bhd (Consumer Staples, Food Products)	310,760	319,157
Sime Darby Bhd (Industrials, Industrial Conglomerates)	431,800	248,131
Sime Darby Plantation Bhd (Consumer Staples, Food Products)†	431,800	528,993

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Malaysia (continued)

Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)†	431,800	$126,705
SP Setia Bhd (Real Estate, Real Estate Management & Development)	147,800	126,133
Sunway Bhd (Real Estate, Real Estate Management & Development)	366,133	146,340
Sunway REIT (Real Estate, Real Estate Management & Development)	501,200	205,897
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	268,700	396,200
Tenaga Nasional Bhd (Utilities, Electric Utilities)	455,100	1,720,466
Time Dotcom Bhd (Telecommunication Services, Diversified Telecommunication Services)	85,300	190,853
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	101,100	166,666
TSH Resources Bhd (Consumer Staples, Food Products)	172,800	69,720
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	99,300	127,965
United Plantations Bhd (Consumer Staples, Food Products)	8,800	60,467
YTL Corporation Bhd (Utilities, Multi-Utilities)	440,162	126,151
YTL Power International Bhd (Utilities, Multi-Utilities)	166,800	46,905

		20,876,028

Mexico : 4.86%

Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	82,974	274,366
America Movil SAB de CV Series L (Telecommunication Services, Wireless Telecommunication Services)	3,363,923	2,881,018
Arca Continental SAB de CV (Consumer Staples, Beverages)	124,467	851,993
Banregio Grupo Financiero SAB de CV (Financials, Banks)	25,583	139,755
Becle SAB de CV ADR (Consumer Staples, Beverages)†	124,000	205,611
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	89,428	614,162
Controladora Vuela Compania de Aviacion SAB de CV Class A (Industrials, Airlines)†	78,100	71,205
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	83,200	104,741
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	26,033	175,978
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	423,253	661,846
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	308,328	2,778,321
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals)†	107,693	127,774
Gentera SAB de CV (Financials, Consumer Finance)	256,148	233,810
Gruma SAB de CV Class B (Consumer Staples, Food Products)	34,100	422,427
Grupo Aeromexico SAB de CV (Industrials, Airlines)†	66,270	113,087
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	31,510	159,248
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	47,315	471,521
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	28,660	512,292
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	69,901	222,436
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	65,144	127,420
Grupo Elektra SAB de CV (Financials, Banks)	9,799	416,224
Grupo Financiero Banorte SAB de CV (Financials, Banks)	397,900	2,336,990
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	407,000	717,677
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	199,203	323,682
Grupo Gicsa SAB de CV (Real Estate, Real Estate Management & Development)†	194,678	104,782
Grupo Lala SAB de CV (Consumer Staples, Food Products)	100,067	151,160
Grupo Rotoplas SAB de CV (Industrials, Machinery)	98,500	153,286
Grupo Sanborns SAB de CV (Consumer Discretionary, Multiline Retail)	41,800	44,480
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Industrials, Construction & Engineering)†	16,300	29,958
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	69,355	336,407
Industrias CH SAB de CV Series B (Materials, Metals & Mining)†	24,400	110,575
Industrias Penoles SAB de CV (Materials, Metals & Mining)	16,598	348,159
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	94,426	516,286
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs)144A	125,705	151,641
Mexichem SAB de CV (Materials, Chemicals)	171,224	445,537
Nemak SAB de CV (Consumer Discretionary, Auto Components)144A	56,400	41,343
OHL Mexico SAB de CV (Industrials, Transportation Infrastructure)	103,791	182,406
Organizacion Soriana SAB de CV Class B (Consumer Staples, Food & Staples Retailing)†	132,823	287,098
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	89,004	147,009
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	104,894	199,429
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	25,189	254,794
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services)†	232,729	184,208
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	669,239	1,580,160

		20,212,302

Philippines : 1.81%

Ayala Corporation (Financials, Diversified Financial Services)	41,945	855,504
BDO Unibank Incorporated (Financials, Banks)	348,370	1,010,386

6

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Philippines (continued)

Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	680,000	$143,685
Cebu Air Incorporated (Industrials, Airlines)	71,990	144,381
China Banking Corporation (Financials, Banks)	227,808	151,201
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	1,273,000	188,696
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	848,500	253,908
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers)	2,100,000	236,072
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	4,420	160,935
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	14,665	335,550
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	248,180	522,926
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	117,330	568,675
Manila Electric Company (Utilities, Electric Utilities)	52,250	327,472
Manila Water Company (Utilities, Water Utilities)	372,700	210,389
Max’s Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	140,900	50,592
Petron Corporation (Energy, Oil, Gas & Consumable Fuels)	342,200	65,363
Philippine National Bank (Financials, Banks)†	200,190	229,028
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	8,213	24,185
Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	46,320	53,684
PLDT Incorporated (Telecommunication Services, Wireless Telecommunication Services)	14,920	438,554
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	316,700	308,760
Rizal Commercial Banking (Financials, Banks)	70,360	79,096
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	239,780	462,767
San Miguel Corporation (Consumer Staples, Beverages)	103,030	229,213
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	384,080	275,107
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	1,721,400	206,024

		7,532,153

Poland : 1.68%

Alior Bank SA (Financials, Banks)†	12,343	251,794
AmRest Holdings SE (Consumer Discretionary, Hotels, Restaurants & Leisure)†	1,634	169,439
Bank Millennium SA (Financials, Banks)†	85,486	198,071
Budimex SA (Industrials, Construction & Engineering)	966	54,959
CCC SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,393	298,879
CD Projekt SA (Information Technology, Software)	9,228	265,372
Ciech SA (Materials, Chemicals)†	5,479	87,629
Cyfrowy Polsat SA (Consumer Discretionary, Media)	31,820	224,752
Dino Polska SA (Consumer Staples, Food & Staples Retailing)†	13,053	270,708
Enea SA (Utilities, Electric Utilities)	49,474	166,663
Energa SA (Utilities, Electric Utilities)	42,359	144,989
Eurocash SA (Consumer Staples, Food & Staples Retailing)	17,556	136,686
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	11,301	180,226
ING Bank Slaski SA (Financials, Banks)†	6,068	350,251
Inter Cars SA (Consumer Discretionary, Distributors)	1,791	138,985
Jastrzebska Spolka Weglowa SA (Materials, Metals & Mining)†	7,681	194,883
Kruk SA (Financials, Diversified Financial Services)	2,794	223,232
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	209	484,015
Orange Polska SA (Telecommunication Services, Diversified Telecommunication Services)†	96,567	149,244
Polska Grupa Energetyczna SA (Utilities, Electric Utilities)†	125,035	422,699
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	35,578	1,118,341
Polskie Gornictwo Naftowe i Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	139,953	239,100
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	78,318	986,806
Synthos SA (Materials, Chemicals)	55,489	74,676
Tauron Polska Energia SA (Utilities, Electric Utilities)†	188,420	165,537

		6,997,936

Russia : 2.01%

Aeroflot PJSC (Industrials, Airlines)	72,758	187,496
Alrosa PJSC (Materials, Metals & Mining)	417,200	545,741
Bank Otkritie Financial Corporation PJSC (Financials, Banks)†	3,751	43,567
Credit Bank of Moscow PJSC (Financials, Banks)†	1,300,300	95,643
Federal Grid Company Unified Energy System PJSC (Utilities, Electric Utilities)	34,720,000	96,750
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	25,235	108,393
Inter Rao Ues PJSC (Utilities, Electric Utilities)	4,464,002	278,808
LSR Group PJSC (Real Estate, Construction Materials)	5,638	76,913
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	8,642	480,976
M.video PSJC (Consumer Discretionary, Specialty Retail)†	9,930	64,105

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Russia (continued)

Magnit PJSC (Consumer Staples, Food & Staples Retailing)	9,843	$1,068,036
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	185,400	140,403
Mechel PJSC (Materials, Metals & Mining)†	34,542	81,579
Megafon PJSC (Telecommunication Services, Wireless Telecommunication Services)	17,170	158,807
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	9,545	1,631,986
Mobile TeleSystems PJSC (Telecommunication Services, Wireless Telecommunication Services)	140,444	668,404
Novolipetsk Steel PJSC (Materials, Metals & Mining)	126,780	283,957
PhosAgro PJSC (Materials, Chemicals)	5,304	223,898
PIK Group PJSC (Real Estate, Construction & Engineering)†	46,329	237,430
Polyus PJSC (Materials, Metals & Mining)	1,367	116,356
Rostelecom PJSC (Telecommunication Services, Diversified Telecommunication Services)	131,600	144,122
Rushydro PJSC (Utilities, Electric Utilities)	19,480,000	269,241
Safmar Financial Investment PJSC (Financials, Consumer Finance)†	10,350	110,512
Severstal PJSC (Materials, Metals & Mining)	22,090	342,635
Sistema PJSC (Telecommunication Services, Wireless Telecommunication Services)	453,400	83,329
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	1,202,000	54,528
United Wagon PJSC (Industrials, Road & Rail)†	10,887	144,701
VTB Bank PJSC (Financials, Banks)	723,515,027	623,812

		8,362,128

South Africa : 4.45%

ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	88,375	105,032
AECI Limited (Materials, Chemicals)	6,236	42,286
Alexander Forbes Group Holdings Limited (Financials, Diversified Financial Services)	108,450	51,398
Anglogold Ashanti Limited (Materials, Metals & Mining)	44,376	468,063
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals)	41,358	922,504
Attacq Limited (Real Estate, Real Estate Management & Development)†	195,029	258,380
Avi Limited (Consumer Staples, Food Products)	56,580	414,769
Barclays Africa Group Limited (Financials, Banks)	30,511	349,036
Barloworld Limited (Industrials, Trading Companies & Distributors)	26,169	294,222
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	43,574	937,341
Capitec Bank Holdings Limited (Financials, Banks)	7,506	538,960
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	35,352	446,933
Coronation Fund Managers Limited (Financials, Capital Markets)	12,329	65,343
Datatec Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,537	51,869
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	118,830	320,577
Discovery Holdings Limited (Financials, Insurance)	60,166	722,562
Distell Group Limited (Consumer Staples, Beverages)	5,705	53,614
Famous Brands Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	7,758	56,112
Fortress REIT Limited Class B (Real Estate, Equity REITs)	183,632	564,352
Foschini Limited (Consumer Discretionary, Specialty Retail)	6,158	70,942
Gold Fields Limited (Materials, Metals & Mining)	100,703	429,451
Growthpoint Properties Limited (Real Estate, Equity REITs)	247,115	450,447
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	29,124	53,108
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	14,906	116,564
Imperial Holdings Limited (Consumer Discretionary, Distributors)	15,371	255,629
Investec Limited (Financials, Capital Markets)	27,722	192,103
JSE Limited (Financials, Capital Markets)	4,392	42,879
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	183,989	117,651
Kumba Iron Ore Limited (Materials, Metals & Mining)	5,837	138,437
Liberty Holdings Limited (Financials, Insurance)	15,640	132,441
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	97,312	185,258
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	10,588	86,665
Mondi Limited (Materials, Paper & Forest Products)	17,006	403,085
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	28,933	439,801
Nampak Limited (Materials, Containers & Packaging)†	76,443	99,769
Nedbank Group Limited (Financials, Banks)	15,736	264,572
Netcare Limited (Health Care, Health Care Providers & Services)	91,165	149,560
Omnia Holdings Limited (Materials, Chemicals)	7,075	76,450
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	42,994	199,531
Pioneer Foods Group Limited (Consumer Staples, Food Products)	17,048	163,121
PPC Limited (Materials, Construction Materials)	182,905	93,353
PSG Group Limited (Financials, Diversified Financial Services)	14,741	311,609
Redefine Properties Limited (Real Estate, Equity REITs)	546,820	403,487
Resilient REIT Limited (Real Estate, Equity REITs)	49,811	531,414
Reunert Limited (Industrials, Industrial Conglomerates)	9,199	47,085
Santam Limited (Financials, Insurance)	10,949	206,606
Sappi Limited (Materials, Paper & Forest Products)	56,673	402,021

8

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
South Africa (continued)

Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	55,785	$926,767
Sibanye Gold Limited (Materials, Metals & Mining)	180,984	249,813
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	18,007	249,196
Standard Bank Group Limited (Financials, Banks)	121,817	1,536,242
Super Group Limited (Consumer Staples, Food & Staples Retailing)†	54,846	159,559
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	18,579	67,136
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	27,844	389,778
Tiger Brands Limited (Consumer Staples, Food Products)	27,246	828,633
Tongaat-Hulett Limited (Consumer Staples, Food Products)	17,395	134,721
Trencor Limited (Industrials, Trading Companies & Distributors)	16,275	59,096
Truworths International Limited (Consumer Discretionary, Specialty Retail)	42,334	246,997
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	35,226	372,576
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	66,003	97,934
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	6,045	66,048
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	87,363	369,016
Zeder Investments Limited (Financials, Capital Markets)	92,055	44,769

		18,524,673

South Korea : 19.03%

Advanced Process Systems Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	1,190	38,088
Amorepacific Corporation (Consumer Staples, Personal Products)	3,777	1,072,449
Amorepacific Group (Consumer Staples, Personal Products)	5,074	687,723
Asiana Airlines (Industrials, Airlines)†	20,059	85,875
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)(a)‡	3,597	261,450
BNK Financial Group Incorporated (Financials, Banks)	28,992	253,675
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	3,411	79,519
Celltrion Incorporated (Health Care, Pharmaceuticals)†	8,776	1,613,671
Chabiotech Company Limited (Health Care, Health Care Providers & Services)†	8,062	105,197
Cheil Worldwide Incorporated (Consumer Discretionary, Media)	11,526	212,885
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	615	76,343
CJ CGV Company Limited (Consumer Discretionary, Media)	1,468	96,315
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	1,359	501,080
CJ Corporation (Industrials, Industrial Conglomerates)	2,138	385,992
CJ E&M Corporation (Consumer Discretionary, Media)	3,339	263,868
CJ Korea Express Corporation (Industrials, Road & Rail)†	2,030	284,676
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	481	99,272
Com2us Corporation (Information Technology, Software)	831	96,139
Cosmax Incorporated (Consumer Staples, Personal Products)	1,161	134,003
Coway Company Limited (Consumer Discretionary, Household Durables)	5,849	515,432
Cuckoo Electronics Company Limited (Consumer Discretionary, Household Durables)	1,078	164,411
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	3,804	289,080
Daesang Corporation (Consumer Staples, Food Products)	3,756	92,887
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering)†	34,563	178,175
Daewoo International Corporation (Industrials, Trading Companies & Distributors)	2,830	48,479
Daewoo Securities Company Limited (Financials, Capital Markets)	67,016	638,376
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	776	97,328
Daishin Securities Company Limited (Financials, Capital Markets)	7,762	104,891
Daou Technology Incorporated (Information Technology, Internet Software & Services)	4,167	73,242
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	4,287	53,095
DGB Financial Group Incorporated (Financials, Banks)	16,018	147,219
Dong-A Socio Holdings Company Limited (Health Care, Pharmaceuticals)	349	40,953
Dongbu Insurance Company Limited (Financials, Insurance)	7,471	471,784
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	7,641	79,113
Doosan Bobcat Incorporated (Industrials, Machinery)	4,786	157,340
Doosan Corporation (Industrials, Industrial Conglomerates)	2,520	293,021
Doosan Infracore Company Limited (Industrials, Machinery)†	17,471	143,564
DoubleUGames Company Limited (Information Technology, Software)	795	38,645
E-MART Limited (Consumer Staples, Food & Staples Retailing)	2,481	626,647
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,197	105,760
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	916	67,085
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,636	79,086
Green Cross Corporation (Health Care, Biotechnology)	967	192,054
Green Cross Holdings Corporation (Health Care, Biotechnology)	5,520	198,837
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)†	8,104	203,974
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	9,976	562,631

9

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Korea (continued)

GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	673	$131,786
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	1,570	57,040
Halla Holdings Corporation (Consumer Discretionary, Auto Components)	1,364	83,331
Hana Financial Group Incorporated (Financials, Banks)	35,382	1,544,270
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,259	123,789
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,217	67,737
Hanil Cement Company Limited (Materials, Construction Materials)	971	138,300
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	11,247	556,080
Hankook Tire Worldwide Company Limited (Financials, Diversified Financial Services)	6,793	118,668
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)†	751	394,567
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	3,881	409,083
Hanon Systems (Consumer Discretionary, Auto Components)	23,178	282,500
Hansae Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,437	63,911
Hansol Chemical Company Limited (Materials, Chemicals)	1,281	90,525
Hanssem Company Limited (Consumer Discretionary, Household Durables)	1,780	300,142
Hanwha Chem Corporation (Materials, Chemicals)	15,080	407,998
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	7,813	299,762
Hanwha Life Insurance Company Limited (Financials, Insurance)	56,869	391,261
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense)†	4,670	151,826
Hite Jinro Company Limited (Consumer Staples, Beverages)	7,905	172,156
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	4,445	345,960
Huchems Fine Chemical Corporation (Materials, Chemicals)	3,155	69,580
Hugel Incorporated (Health Care, Biotechnology)†	374	165,839
Hyosung Corporation (Materials, Chemicals)	2,694	336,337
Hyundai Construction Equipment Corporation (Industrials, Machinery)†	510	86,699
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	1,776	159,607
Hyundai Elevator Company (Industrials, Machinery)	2,187	106,299
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	8,365	270,317
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	2,253	303,535
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	11,017	157,169
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	4,867	666,334
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	841	101,140
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	9,904	396,805
Hyundai Merchant Marine Company Limited (Industrials, Marine)†	21,086	113,350
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)†	1,571	134,517
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	8,875	2,230,473
Hyundai Motor Company (Consumer Discretionary, Automobiles)	19,406	2,945,261
Hyundai Robotics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	1,252	459,038
Hyundai Rotem Company (Industrials, Machinery)†	7,176	124,298
Hyundai Steel Company (Materials, Metals & Mining)	9,178	507,892
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	2,165	134,685
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,222	40,184
Industrial Bank of Korea (Financials, Banks)	31,721	463,536
ING Life Insurance Korea Limited (Financials, Insurance)144A	12,740	634,512
Innocean Worldwide Incorporated (Consumer Discretionary, Media)	1,268	90,650
JB Financial Group Company Limited (Financials, Banks)	24,502	134,581
Jeil Pharmaceutical Company Limited (Health Care, Pharmaceuticals)†	1,158	79,807
Jusung Engineering Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	7,828	96,134
JW Pharmaceutical Corporation (Health Care, Pharmaceuticals)	1,165	49,164
Kakao Corporation (Information Technology, Internet Software & Services)	4,670	589,336
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,103	515,577
KB Financial Group Incorporated (Financials, Banks)	52,799	2,915,358
KCC Corporation (Industrials, Building Products)	871	309,456
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	2,206	76,639
Kia Motors Corporation (Consumer Discretionary, Automobiles)	31,799	984,926
Kiwoom Securities Company (Financials, Capital Markets)	1,649	125,282
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,810	225,936
Kolon Industries Incorporated (Materials, Chemicals)	2,357	180,978
Kolon Life Science Incorporated (Health Care, Pharmaceuticals)	736	93,548
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	10,312	475,532
Korea Electric Power Corporation (Utilities, Electric Utilities)	36,298	1,256,560
Korea Electric Terminal Company (Industrials, Electrical Equipment)	1,190	74,679
Korea Gas Corporation (Utilities, Gas Utilities)†	6,880	280,203
Korea Investment Holdings Company Limited (Financials, Capital Markets)	6,206	391,242
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	2,237	177,603

10

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
South Korea (continued)

Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	559	$125,051
Korea Real Estate Investment & Trust Company Limited (Real Estate, Real Estate Management & Development)	26,868	84,684
Korea Reinsurance Company (Financials, Insurance)	18,357	183,022
Korea Zinc Company Limited (Materials, Metals & Mining)	351	157,342
Korean Air Lines Company Limited (Industrials, Airlines)†	9,849	285,131
KT&G Corporation (Consumer Staples, Tobacco)	17,063	1,912,875
Kumho Petrochemical Company Limited (Materials, Chemicals)	3,081	254,104
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,923	82,459
LG Chem Limited (Materials, Chemicals)	6,738	2,595,699
LG Corporation (Industrials, Industrial Conglomerates)	17,127	1,437,155
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	28,828	823,699
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	13,452	1,119,345
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1,293	1,393,695
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,924	287,639
LG International Corporation (Industrials, Trading Companies & Distributors)	4,601	118,083
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	34,936	446,161
Loen Entertainment Incorporated (Consumer Discretionary, Media)	1,299	128,915
Lotte Chemical Corporation (Materials, Chemicals)	2,008	663,407
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	115	128,923
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	6,736	381,481
Lotte Fine Chemical Company Limited (Materials, Chemicals)	2,806	154,505
Lotte Food Company Limited (Consumer Staples, Food Products)	286	149,204
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	2,069	399,256
LS Corporation (Industrials, Electrical Equipment)	4,558	280,556
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	2,597	146,642
Mando Corporation (Consumer Discretionary, Auto Components)	691	210,800
Medy-Tox Incorporated (Health Care, Biotechnology)	542	232,928
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	10,645	154,063
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	12,397	292,766
Meritz Securities Company Limited (Financials, Capital Markets)	57,809	253,054
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	24,525	129,358
Naver Corporation (Information Technology, Internet Software & Services)	4,249	3,139,877
NCsoft Corporation (Information Technology, Software)	2,307	929,919
Netmarble Games Corporation (Information Technology, Software)144A†	3,488	541,670
NH Investment & Securities Company Class C (Financials, Capital Markets)	21,606	272,998
NHN Entertainment Corporation (Information Technology, Software)†	1,751	108,930
Nong Shim Company Limited (Consumer Staples, Food Products)	698	234,431
Orion Corporation of Republic of Korea (Consumer Staples, Food Products)†	3,183	334,899
Orion Holdings Corporation (Consumer Staples, Food Products)	1	27
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies)†	1,951	108,897
Ottogi Corporation (Consumer Staples, Food Products)	359	261,931
Pan Ocean Company Limited (Industrials, Marine)†	29,309	148,726
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,075	142,158
POSCO (Materials, Metals & Mining)	10,591	3,253,081
S&T Motiv Company Limited (Consumer Discretionary, Auto Components)	1,572	68,730
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	4,688	516,805
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	3,305	303,699
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services)144A†	2,095	663,534
Samsung Card Company Limited (Financials, Consumer Finance)	1,980	69,641
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	8,619	798,620
Samsung Engineering Company Limited (Industrials, Construction & Engineering)†	17,056	206,397
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	5,279	1,265,483
Samsung Heavy Industries Company Limited (Industrials, Machinery)†	44,474	491,818
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,441	773,435
Samsung Securities Company Limited (Financials, Capital Markets)	10,565	355,707
Samyang Holdings Corporation (Consumer Staples, Food Products)	696	65,815
Seegene Incorporated (Health Care, Biotechnology)†	3,283	98,132
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	6,218	174,937
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,163	119,277
Shinhan Financial Group Company Limited (Financials, Banks)	60,468	2,697,847
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	856	225,750

11

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Korea (continued)

Sillajen Incorporated (Health Care, Biotechnology)†	7,523	$770,452
SK Chemicals Company Limited (Materials, Chemicals)	2,567	197,747
SK Company Limited (Industrials, Industrial Conglomerates)	6,210	1,672,592
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	7,390	1,409,955
SK Materials Company Limited (Materials, Chemicals)	805	135,952
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	22,206	132,175
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	5,877	1,431,056
SKC Company Limited (Materials, Chemicals)	3,737	142,656
Soulbrain Company Limited (Materials, Chemicals)	1,961	116,266
Taekwang Industrial Company Limited (Materials, Chemicals)	131	152,758
Wonik Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	10,972	79,566
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	5,854	186,922
Woori Bank (Financials, Banks)	67,635	1,006,337
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,046	95,446
Yuhan Corporation (Health Care, Pharmaceuticals)	1,179	239,067
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals)†	10,663	89,004

		79,115,743

Taiwan : 14.01%

Accton Technology Corporation (Information Technology, Communications Equipment)	75,000	276,430
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	414,000	283,882
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	772,000	1,002,840
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	68,000	80,936
Asia Cement Corporation (Materials, Construction Materials)	440,000	409,460
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	34,000	128,796
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	81,000	747,277
BizLink Holding Incorporated (Industrials, Electrical Equipment)	19,000	172,231
Capital Securities Corporation (Financials, Capital Markets)	695,000	264,993
Cathay Financial Holding Company Limited (Financials, Insurance)	1,132,000	1,961,789
Chailease Holding Company Limited (Financials, Diversified Financial Services)	142,000	413,491
Cheng Loong Corporation (Materials, Containers & Packaging)	199,000	106,917
Cheng Shin Rubber Industry Company Limited (Consumer Discretionary, Auto Components)	293,000	502,107
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	50,000	83,733
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	48,010	127,912
Chicony Power Technology Company (Industrials, Electrical Equipment)	51,000	103,201
China Airlines (Industrials, Airlines)†	510,000	196,389
China Bills Finance Corporation (Financials, Capital Markets)	615,000	312,688
China Life Insurance Company - Taiwan Exchange (Financials, Insurance)	577,150	545,895
China Motor Company Limited (Consumer Discretionary, Automobiles)	248,000	222,873
China Petrochemical Development Corporation (Materials, Chemicals)†	384,000	205,591
China Steel Chemical Corporation (Materials, Chemicals)	23,000	97,404
China Steel Corporation (Materials, Metals & Mining)	1,637,000	1,340,035
China Synthetic Rubber Corporation (Materials, Chemicals)	127,000	181,223
ChipMOS Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	69,000	63,122
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	594,000	2,053,961
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	16,000	92,170
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	540,000	374,871
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	174,000	260,280
CTBC Financial Holding Company Limited (Financials, Banks)	2,395,000	1,603,165
CTCI Corporation (Industrials, Construction & Engineering)	90,000	132,356
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	11,000	114,866
E.SUN Financial Holding Company Limited (Financials, Banks)	1,231,052	763,567
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	63,000	108,307
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	34,000	130,135
Eternal Chemical Company Limited (Materials, Chemicals)	158,900	165,681

12

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Taiwan (continued)

Eva Airways Corporation (Industrials, Airlines)	447,490	$226,030
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)†	326,000	184,098
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	42,000	64,493
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	144,000	71,187
Far Eastern International Bank (Financials, Banks)	350,108	111,999
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	521,000	445,061
Far EasTone Telecommunications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	251,000	598,336
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	103,000	179,943
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	62,000	259,419
First Financial Holding Company Limited (Financials, Banks)	1,201,280	772,843
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	36,000	149,265
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	513,000	1,561,158
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	160,000	567,835
Formosa Plastics Corporation (Materials, Chemicals)	640,000	1,939,243
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	181,000	181,853
Fubon Financial Holding Company Limited (Financials, Diversified Financial Services)	915,000	1,502,552
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	29,000	231,237
Genius Electronic Optical Company (Information Technology, Electronic Equipment, Instruments & Components)†	10,000	115,256
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	37,000	50,113
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	37,000	185,037
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	46,000	74,831
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,000	164,546
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	108,000	97,532
Grape King Bio Limited (Consumer Staples, Personal Products)	30,000	195,039
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	168,000	188,957
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	106,000	183,965
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	329,000	123,578
Hey Song Corporation (Consumer Staples, Beverages)	82,000	85,160
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	84,000	112,093
Hiwin Technologies Corporation (Industrials, Machinery)	38,000	421,570
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,899,000	6,374,743
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	1,011,900	555,737
Huaku Development Company Limited (Financials, Real Estate Management & Development)	56,000	131,440
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,270,000	558,419
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	351,000	264,723
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	109,000	139,255
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	134,000	139,730
King’s Town Bank Company Limited (Financials, Banks)	128,000	147,720
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	313,000	110,240
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	26,000	62,438
Lee Chang Yung Chemical Industry Corporation (Materials, Chemicals)	70,000	97,833
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	237,600	261,181
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	231,000	285,593
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	123,000	168,965
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	205,564	327,546
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	25,000	100,835
Mercuries Life Insurance Company (Financials, Insurance)†	368,600	202,725
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	32,000	133,014
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	23,000	170,426
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	90,000	220,934
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	100,000	120,608

13

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Taiwan (continued)

Momo.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	23,000	$158,922
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	171,000	154,821
Nan Ya Plastics Corporation (Materials, Chemicals)	715,000	1,805,028
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	115,000	300,319
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	76,000	290,949
Oriental Union Chemical Corporation (Materials, Chemicals)	92,000	96,249
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	233,000	534,243
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals)	6,000	91,518
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	283,000	340,704
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	91,000	277,664
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	80,000	759,893
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	75,000	208,668
Prince Housing & Development Corporation (Financials, Real Estate Management & Development)	194,000	75,704
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	228,000	152,692
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	347,000	713,440
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	58,000	126,143
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	64,000	238,938
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)†	226,800	236,526
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	224,000	160,565
ScinoPharm Taiwan Limited (Health Care, Pharmaceuticals)	36,000	42,573
Sercomm Corporation (Information Technology, Communications Equipment)	67,000	179,622
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	89,000	123,438
Shin Kong Financial Holding Company Limited (Financials, Insurance)	1,533,000	526,658
Shin Kong No.1 REIT (Real Estate, Equity REITs)	273,000	130,975
Shin Zu Shing Company Limited (Industrials, Machinery)	16,000	42,442
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	335,000	111,615
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	259,000	432,351
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	36,000	103,227
Standard Foods Corporation (Consumer Staples, Food Products)	171,160	428,556
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	215,000	291,605
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	144,000	92,087
Taichung Commercial Bank (Financials, Banks)	229,476	74,442
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	329,000	146,732
Taishin Financial Holdings Company Limited (Financials, Banks)	1,242,578	560,714
Taiwan Acceptance Corporation (Financials, Consumer Finance)	22,000	84,037
Taiwan Business Bank (Financials, Banks)	810,250	223,738
Taiwan Cement Corporation (Materials, Construction Materials)	586,000	656,328
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	1,123,720	614,103
Taiwan Glass Industrial Corporation (Industrials, Building Products)†	227,000	127,437
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	403,000	322,984
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	87,000	157,870
Taiwan Mobile Company Limited (Telecommunication Services, Wireless Telecommunication Services)	306,000	1,096,719
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	65,000	197,640
Taiwan Shin Kong Security Company (Industrials, Commercial Services & Supplies)	76,000	97,806
Tatung Company Limited (Consumer Discretionary, Household Durables)†	247,000	148,052
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	298,000	293,267
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)†	24,000	71,556
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	64,000	207,387
TSRC Corporation (Materials, Chemicals)	90,000	111,444
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	192,000	153,690
U-Ming Marine Transport Corporation (Industrials, Marine)	64,000	76,944
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	814,000	1,734,081
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	154,000	80,431
Union Bank of Taiwan (Financials, Banks)	214,000	66,042
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,523,000	780,399

14

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Taiwan (continued)

Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	12,000	$218,044
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	392,000	219,328
Wan Hai Lines Limited (Industrials, Marine)	177,000	111,827
Waterland Financial Holdings (Financials, Capital Markets)	707,383	218,646
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	332,000	318,679
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	313,458	243,044
Wistron Neweb Corporation (Information Technology, Communications Equipment)	47,843	136,595
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	196,000	267,042
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	49,000	76,864
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	31,000	348,010
YFY Incorporated (Materials, Paper & Forest Products)†	451,000	190,962
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	241,000	92,639
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	1,710,000	796,169
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	342,000	273,120
Yungtay Engineering Company Limited (Industrials, Machinery)	102,000	176,248

		58,248,103

Thailand : 5.19%

Advanced Info Service PCL (Telecommunication Services, Wireless Telecommunication Services)	128,900	689,701
AP Thailand PCL (Real Estate, Real Estate Management & Development)	735,800	198,256
Asia Aviation PCL (Industrials, Airlines)	1,016,500	192,967
Bangchak Corporation PCL NVDR (Energy, Oil, Gas & Consumable Fuels)	52,200	59,936
Bangkok Bank PCL (Financials, Banks)	89,200	544,868
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	334,600	160,846
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	1,313,000	319,607
Bangkok Insurance PCL (Financials, Insurance)	12,600	138,770
Bangkok Life Assurance PCL (Financials, Insurance)	206,600	241,961
Bangkokland PCL (Real Estate, Real Estate Management & Development)	5,342,800	294,459
Bank of Ayudhya PCL (Financials, Banks)	240,200	288,667
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	456,100	296,060
BEC World PCL (Consumer Discretionary, Media)	196,400	89,601
Berli Jucker PCL (Industrials, Industrial Conglomerates)	183,800	326,538
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	55,500	339,016
Carabao Group PCL (Consumer Staples, Beverages)	79,800	203,409
Central Pattana PCL (Real Estate, Real Estate Management & Development)	470,200	1,158,944
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	248,400	406,901
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	846,900	611,967
Chularat Hospital PCL (Health Care, Health Care Providers & Services)	1,344,200	94,662
Cimb Thai Bank PCL (Financials, Banks)†	1,802,800	62,056
CP All PCL (Consumer Staples, Food & Staples Retailing)	817,300	1,826,788
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	144,800	374,188
Dynasty Ceramic PCL (Industrials, Building Products)	708,900	79,442
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	53,300	350,873
GFPT PCL (Consumer Staples, Food Products)	293,000	123,132
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	118,400	199,388
Glow Energy PCL (Utilities, Independent Power & Renewable Electricity Producers)	97,100	259,399
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	83,600	121,230
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	1,116,700	430,815
Indorama Ventures PCL (Materials, Chemicals)	234,000	351,072
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	924,800	175,559
Jasmine International PCL (Telecommunication Services, Diversified Telecommunication Services)	262,800	57,279
Kaset Thailand International Sugar PCL (Consumer Staples, Food Products)	1,035,900	205,667
Kiatnakin Bank PCL (Financials, Banks)	98,200	226,722
Krung Thai Bank PCL (Financials, Banks)	650,500	384,948
Land & Houses PCL (Real Estate, Real Estate Management & Development)	912,100	293,235
LPN Development PCL (Real Estate, Real Estate Management & Development)	243,300	97,588
Major Cineplex Group PCL (Consumer Discretionary, Media)	87,500	82,525
MBK PCL (Real Estate, Real Estate Management & Development)	209,600	122,577
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,200	96,816
Muangthai Leasing PCL (Financials, Consumer Finance)	130,800	155,488
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	241,600	173,100
PTG Energy PCL (Consumer Discretionary, Specialty Retail)	156,500	101,107

15

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Thailand (continued)

PTT Global Chemical PCL (Materials, Chemicals)	286,400	$697,346
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	148,400	1,876,489
Quality Houses PCL (Real Estate, Real Estate Management & Development)	2,027,100	188,683
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	166,700	284,554
Robinson PCL (Consumer Discretionary, Multiline Retail)	87,800	198,934
Sansiri PCL (Real Estate, Real Estate Management & Development)	2,257,400	155,253
Siam City Cement PCL (Materials, Construction Materials)	27,100	243,357
Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering)	228,200	171,884
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	150,800	290,888
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	171,000	84,819
Supalai PCL (Real Estate, Real Estate Management & Development)	249,100	182,287
Taokaenoi Food & Marketing PCL (Consumer Staples, Food Products)	214,100	135,042
Thai Airways International PCL (Industrials, Airlines)†	183,200	95,919
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	97,600	278,382
Thai Union Group PCL (Consumer Staples, Food Products)	716,500	403,662
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	77,500	72,374
Thanachart Capital PCL (Financials, Banks)	136,400	234,920
The Siam Cement PCL (Materials, Construction Materials)	109,300	1,596,388
Thoresen Thai Agencies PCL (Industrials, Marine)	244,200	67,667
Tipco Asphalt PCL (Materials, Construction Materials)	163,200	104,936
Tisco Financial Group PCL (Financials, Banks)	97,200	262,642
Total Access Communication PCL (Telecommunication Services, Wireless Telecommunication Services)	121,000	156,529
TPI Polene Power PCL NVDR (Utilities, Independent Power & Renewable Electricity Producers)	942,700	226,167
TTW PCL (Utilities, Water Utilities)	350,400	134,109
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	2,001,400	167,907
Wha Corp PCL (Real Estate, Real Estate Management & Development)	2,062,700	246,311

		21,565,579

Turkey : 1.66%

Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	36,853	219,844
Arcelik AS (Consumer Discretionary, Household Durables)	42,058	212,653
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)	28,264	240,371
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)	35,258	650,292
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	19,088	170,736
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)†	367,526	230,161
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)	179,782	258,814
Eregli Demir ve Celik Fabrikalari T AS (Materials, Metals & Mining)	217,149	477,659
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	17,229	242,207
Koc Holding AS (Industrials, Industrial Conglomerates)	144,553	608,070
Petkim Petrokimya Holding SA (Materials, Chemicals)	118,055	196,440
Soda Sanayii AS (Materials, Chemicals)	68,543	86,119
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	18,578	92,368
Tekfen Holding AS (Industrials, Construction & Engineering)	41,544	150,233
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)	26,677	211,812
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)	12,671	392,097
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines)†	138,678	432,245
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)	153,137	163,699
Turk Telekomunikasyon AS (Telecommunication Services, Diversified Telecommunication Services)†	74,157	107,597
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)	113,076	439,236
Turkiye Garanti Bankasi AS (Financials, Banks)	220,408	539,999
Turkiye Halk Bankasi AS (Financials, Banks)	67,440	152,826
Turkiye Is Bankasi Class C AS (Financials, Banks)	101,750	160,161
Turkiye Sinai Kalkinma Bank (Financials, Banks)	155,995	53,779
Turkiye Vakiflar Bankasi TAO (Financials, Banks)	51,430	75,840
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)	35,668	165,593
Yapi Ve Kredi Bankasi AS (Financials, Banks)†	83,866	88,720
Yazicilar Holding AS Class A (Industrials, Industrial Conglomerates)	13,122	68,561

		6,888,132

United Kingdom : 0.25%

Nepi Rockcastle plc (Real Estate, Real Estate Management & Development)	65,833	1,024,144

Total Common Stocks (Cost $342,277,737)		351,797,838

16

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 8.92%

United States : 8.92%

iShares India 50 ETF			162,328	$5,806,473
iShares MSCI India ETF			345,253	12,007,899
iShares MSCI India Small-Cap ETF			88,233	4,467,237
Powershares India Portfolio			90,851	2,292,171
WisdomTree India Earnings Fund			468,155	12,518,465

Total Exchange-Traded Funds (Cost $35,863,102)				37,092,245

	Dividend yield
Preferred Stocks : 3.49%

Brazil : 3.23%

Alpargatas SA (Consumer Discretionary, Personal Products)	0.53%		26,072	132,214
Banco Bradesco SA (Financials, Banks)	0.18		381,553	3,803,215
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	0.56		20,600	81,810
Bradespar SA (Materials, Metals & Mining)	3.72		29,300	226,521
Braskem SA Preference A (Materials, Chemicals)	2.79		23,310	323,510
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing) †	0.00		22,173	473,329
Companhia de Saneamento do Parana (Utilities, Water Utilities)	3.06		42,740	138,457
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	3.67		7,580	141,159
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	1.89		94,869	190,983
Companhia Energetica de Sao Paulo Preference B (Utilities, Independent Power & Renewable Electricity Producers)	4.10		19,087	71,545
Companhia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	3.85		10,200	71,803
Itau Unibanco Holding SA (Financials, Banks)	0.11		403,480	5,084,740
Itausa Investimentos Itau SA (Financials, Banks)	0.15		465,629	1,475,726
Klabin SA (Materials, Containers & Packaging)	1.00		177,900	177,169
Metalurgica Gerdau SA (Materials, Metals & Mining)	0.40		80,400	124,522
Telefonica Brasil SA (Telecommunication Services, Diversified Telecommunication Services)	0.41		55,309	801,467
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining) †	0.00		54,100	141,395

				13,459,565

Chile : 0.14%

Embotelladora Andina SA Preference B (Consumer Discretionary, Food & Staples Retailing)	0.73		55,820	251,873
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	0.71		5,958	323,411

				575,284

Colombia : 0.12%

Banco Davivienda SA (Financials, Banks)	1.71		4,124	39,647
Bancolombia SA (Financials, Banks)	0.84		46,863	453,638

				493,285

Total Preferred Stocks (Cost $14,227,705)				14,528,134

		Expiration date
Rights : 0.01%

Malaysia : 0.01%

SP Setia Bhd (Real Estate, Real Estate Management & Development)†(a)		12-19-2017	17,920	3,701

17

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name			Expiration date	Shares	Value
Malaysia (continued)

SP Setia Bhd (Real Estate, Real Estate Management & Development)†(a)			12-19-2017	53,760	$34,339

					38,040

South Korea : 0.00%

Hyundai Merchant Marine Company Limited (Industrials, Marine)†(a)			2-9-2018	9,750	6,045

Total Rights (Cost $0)					44,085

Warrants : 0.02%

Malaysia : 0.01%

Sunway Bhd (Real Estate, Real Estate Management & Development)†			10-3-2024	122,430	17,364

Thailand : 0.01%

Supalai PCL (Real Estate, Real Estate Management & Development)†			10-19-2018	81,050	47,895

Total Warrants (Cost $38,857)					65,259

		Yield
Short-Term Investments : 1.74%

Investment Companies : 1.74%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00%		7,228,810	7,228,810

Total Short-Term Investments (Cost $7,228,810)					7,228,810

Total investments in securities (Cost $399,636,211)	98.79%				410,756,371

Other assets and liabilities, net	1.21				5,027,667

Total net assets	100.00%				$415,784,038

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
KRW	Republic of Korea won
MYR	Malaysian ringgit
NVDR	Non-voting depository receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public limited company
REIT	Real estate investment trust

18

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2017

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	229	12-15-2017	$12,878,421	$12,824,000	$0	$(54,421)

As of November 30, 2017, the Fund had segregated $1,378,773 as cash collateral for these open futures contracts.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	0	379,946,580	372,717,770	7,228,810	$7,228,810	1.74%

Wells Fargo Factor Enhanced Emerging Markets Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2017, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$17,431,407	$0	$0	$17,431,407
Chile	10,127,334	0	0	10,127,334
China	49,510,850	0	0	49,510,850
Colombia	3,235,474	0	0	3,235,474
Egypt	0	1,062,917	0	1,062,917
Greece	1,509,588	0	0	1,509,588
India	11,277,972	0	0	11,277,972
Indonesia	7,741,739	0	0	7,741,739
Luxembourg	553,636	0	0	553,636
Malaysia	20,876,028	0	0	20,876,028
Mexico	20,212,302	0	0	20,212,302
Philippines	7,532,153	0	0	7,532,153
Poland	6,997,936	0	0	6,997,936
Russia	8,362,128	0	0	8,362,128
South Africa	18,524,673	0	0	18,524,673
South Korea	78,854,293	0	261,450	79,115,743
Taiwan	58,248,103	0	0	58,248,103
Thailand	21,565,579	0	0	21,565,579
Turkey	6,888,132	0	0	6,888,132
United Kingdom	1,024,144	0	0	1,024,144
Exchange-traded funds
United States	37,092,245	0	0	37,092,245
Preferred stocks
Brazil	13,459,565	0	0	13,459,565
Chile	575,284	0	0	575,284
Colombia	493,285	0	0	493,285
Rights

Malaysia	0	38,040	0	38,040
South Korea	0	6,045	0	6,045
Warrants
Malaysia	0	17,364	0	17,364
Thailand	0	47,895	0	47,895
Short-term investments
Investment companies	7,228,810	0	0	7,228,810

Total assets	$409,322,660	$1,172,261	$261,450	$410,756,371

Liabilities
Future contracts	$54,421	$0	$0	$54,421

Total liabilities	$54,421	$0	$0	$54,421

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Factor Enhanced Small Cap Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 95.25%

Affiliated Master Portfolio : 95.25%

Wells Fargo Factor Enhanced Small Cap Portfolio		$10,396

Total Investment Companies (Cost $9,271)		10,396

Total investments in securities (Cost $9,271)	95.25%	10,396

Other assets and liabilities, net	4.75	518

Total net assets	100.00%	$10,914

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolio was as follows:

	% of ownership, beginning of period	% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Small Cap Portfolio	0.00%	0.00	%*	$10,396	95.25%

*	The amount owned is less than 0.005%.

Wells Fargo Factor Enhanced Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities, which seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2017, the affiliated Master Portfolio valued at $10,396 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.49%

Consumer Discretionary : 15.05%

Auto Components : 1.00%

Cooper Tire & Rubber Company	19,682	$723,294
Cooper-Standard Holdings Incorporated †	6,560	827,019
Dorman Products Incorporated †	12,573	858,862
Fox Factory Holding Corporation †	13,380	521,820
LCI Industries	8,885	1,163,047
Motorcar Parts of America Incorporated †	7,256	189,091
Shiloh Industries Incorporated †	2,948	25,176
Standard Motor Products Incorporated	7,827	353,859
Stoneridge Incorporated †	10,241	233,700
Strattec Security Corporation	835	36,824
Superior Industries International Incorporated	8,625	144,038
Tower International Incorporated	7,393	238,055
Voxx International Corporation †	7,563	51,050

		5,365,835

Automobiles : 0.11%
Winnebago Industries Incorporated	10,963	600,224

Distributors : 0.12%

Core Mark Holding Company Incorporated	17,186	569,888
Weyco Group Incorporated	2,545	71,794

		641,682

Diversified Consumer Services : 0.83%

Adtalem Global Education Incorporated	21,016	871,113
American Public Education Incorporated †	5,839	156,777
Ascent Media Corporation †	2,226	26,801
Bridgepoint Education Incorporated †	6,972	63,654
Capella Education Company	4,309	367,558
Career Education Corporation †	25,209	334,523
Carriage Services Incorporated	5,542	141,986
Collectors Universe	2,989	86,352
Graham Holdings Company Class B	1,676	977,276
K12 Incorporated †	12,950	214,193
Laureate Education Incorporated Class A †	11,719	159,730
Liberty Tax Incorporated	3,336	39,865
Regis Corporation †	13,123	209,312
Strayer Education Incorporated	3,998	396,722
Weight Watchers International Incorporated †	10,126	446,253

		4,492,115

Food Products : 0.11%
Bob Evans Farms Incorporated	7,395	577,106

Hotels, Restaurants & Leisure : 3.75%

BJ’s Restaurants Incorporated	7,074	252,896
Bloomin’ Brands Incorporated	35,665	765,728
Bojangles Incorporated †	6,414	86,268
Brinker International Incorporated	17,947	659,193
Carrols Restaurant Group Incorporated †	12,983	172,025
Century Casinos Incorporated †	8,435	76,337
Choice Hotels International Incorporated	13,173	1,034,081
Churchill Downs Incorporated	5,117	1,202,495
Chuy’s Holding Incorporated †	6,259	155,849
Dave & Buster’s Entertainment Incorporated †	15,499	821,912
Del Frisco’s Restaurant Group Incorporated †	8,129	118,277
Del Taco Restaurants Incorporated †	11,328	139,108
Denny’s Corporation †	26,034	352,761
DineEquity Incorporated	6,329	290,311
Drive Shack Incorporated	22,537	139,279

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)

El Pollo Loco Holdings Incorporated †	8,325	$87,829
Eldorado Resorts Incorporated †	11,394	348,656
Fiesta Restaurant Group Incorporated †	8,731	165,016
Fogo De Chao Incorporated †	2,399	27,948
Golden Entertainment Incorporated †	4,532	155,538
Hyatt Hotels Corporation Class A †	11,297	817,451
International Game Technology	36,917	1,014,848
International Speedway Corporation Class A	9,407	388,039
Interval Leisure Group Incorporated	40,680	1,142,701
J. Alexander’s Holdings Incorporated †	5,191	52,689
Jamba Incorporated †	4,564	39,113
Lindblad Expeditions Holding †	9,048	92,832
Marcus Corporation	7,099	199,482
Marriott Vacations Worldwide Corporation	8,218	1,103,267
Monarch Casino & Resort Incorporated †	4,244	199,171
Nathan S Famous Incorporated †	1,115	105,702
Papa John’s International Incorporated	10,489	613,187
Penn National Gaming Incorporated †	31,569	907,924
Pinnacle Entertainment Incorporated †	20,022	614,275
Planet Fitness Incorporated Class A	25,300	818,961
Playa Hotels & Resorts NV †	22,859	243,220
Potbelly Corporation †	9,364	120,327
RCI Hospitality Holdings Incorporated	3,399	111,929
Red Lion Hotels Corporation †	5,935	53,712
Red Robin Gourmet Burgers Incorporated †	4,769	249,896
Red Rock Resorts Incorporated Class A	23,902	737,377
Ruby Tuesday Incorporated †	20,461	48,902
Ruth’s Chris Steak House Incorporated	11,109	238,288
SeaWorld Entertainment Incorporated †	24,371	286,359
Sonic Corporation	15,325	391,094
Speedway Motorsports Incorporated	4,482	86,503
The Cheesecake Factory Incorporated	16,523	810,288
The Habit Restaurants Incorporated Class A †	7,538	70,480
The Wendy’s Company	68,423	1,018,818
Wingstop Incorporated	10,750	421,293
Zoe’s Kitchen Incorporated †	7,309	116,798

		20,166,433

Household Durables : 2.00%

AV Homes Incorporated †	4,063	74,556
Bassett Furniture Industries Incorporated	3,953	151,795
Beazer Homes Incorporated †	12,219	258,554
Cavco Industries Incorporated †	3,216	492,530
Century Communities Incorporated †	6,458	202,458
CSS Industries Incorporated	3,255	88,699
Ethan Allen Interiors Incorporated	9,377	275,684
Flexsteel Industries Incorporated	2,753	143,156
Green Brick Partners Incorporated †	5,109	61,563
Hamilton Beach Brand Class A	3,228	92,256
Hooker Furniture Corporation	4,265	213,250
Hovnanian Enterprises Incorporated Class A †	45,926	130,889
Installed Building Products †	7,204	555,068
iRobot Corporation †	10,106	693,474
KB Home Incorporated	31,225	979,216
La-Z-Boy Incorporated	18,026	593,055
LGI Homes Incorporated †	6,321	443,797
Libbey Incorporated	8,265	56,119
Lifetime Brands Incorporated	4,649	84,147
M/I Homes Incorporated †	10,270	371,877
MDC Holdings Incorporated	16,354	585,800
Meritage Corporation †	14,293	785,400
PICO Holdings Incorporated	8,436	110,512
Taylor Morrison Home Corporation Class A †	18,864	455,754
The New Home Company Incorporated †	5,066	58,411
TopBuild Corporation †	14,101	958,727
TRI Pointe Homes Incorporated †	58,384	1,057,918
Universal Electronics Incorporated †	5,334	283,235
William Lyon Homes Class A †	9,562	285,330

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Household Durables (continued)

Zagg Incorporated †	10,464	$213,989

		10,757,219

Internet & Direct Marketing Retail : 0.83%

1-800-Flowers.com Incorporated Class A †	11,892	121,893
Duluth Holdings Incorporated Class B †	3,608	68,516
FTD Companies Incorporated †	6,710	45,225
HSN Incorporated	12,206	496,174
Lands End Incorporated †	4,973	60,671
Liberty Expedia Holdings Incorporated Class A †	20,618	929,459
Nutrisystem Incorporated	11,040	560,280
Overstock.com Incorporated †	6,965	328,052
PetMed Express Incorporated	7,410	291,584
Shutterfly Incorporated †	12,576	555,608
Wayfair Incorporated Class A †	14,107	987,349

		4,444,811

Leisure Products : 0.40%

Acushnet Holdings Corporation	9,038	179,585
American Outdoor Brands Corporation †	21,043	295,233
Callaway Golf Company	35,076	508,953
Clarus Corporation †	4,776	36,775
Escalade Incorporated	3,752	51,027
Jakks Pacific Incorporated †	7,556	18,512
Johnson Outdoors Incorporated Class A	1,882	137,649
Malibu Boats Incorporated Class A †	6,622	207,004
Marine Products Corporation	3,196	48,068
MCBC Holdings Incorporated †	6,091	143,748
Nautilus Group Incorporated †	11,313	148,200
Sturm, Ruger & Company Incorporated	6,482	354,890

		2,129,644

Media : 1.42%

A.H. Belo Corporation Class A	7,426	35,274
AMC Entertainment Holdings Class A	19,323	275,353
Clear Channel Outdoor Holdings Incorporated Class A	13,510	63,497
Daily Journal Corporation †	381	89,775
Entercom Communications Corporation	8,885	103,066
Entravision Communications Corporation Class A	24,469	172,506
Gannett Company Incorporated	42,494	486,981
Global Eagle Entertainment Incorporated †	19,091	52,118
Gray Television Incorporated †	24,464	352,282
Hemisphere Media Group Incorporated †	6,539	73,237
John Wiley & Sons Incorporated Class A	17,644	1,043,643
Lee Enterprises Incorporated †	19,621	46,109
Meredith Corporation	14,518	989,402
MSG Networks Incorporated Class A †	22,327	398,537
National CineMedia Incorporated	23,670	147,938
New Media Investment Group Incorporated	19,642	340,985
Pendrell Corporation †	4,434	30,506
Reading International Incorporated Class A †	6,607	105,514
Regal Entertainment Group Class A	43,882	886,855
Saga Communications Incorporated Cl ass A	1,987	89,614
Salem Communications	5,334	25,603
Scholastic Corporation	8,590	353,221
The E.W. Scripps Company †	21,354	321,805
Time Incorporated	33,692	626,671
Townsquare Media Incorporated Class A †	3,671	29,148
Tronc Incorporated †	7,079	125,369
Urban One Incorporated †	8,164	12,654
World Wrestling Entertainment Incorporated Class A	12,810	364,957

		7,642,620

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Multiline Retail : 0.51%

Big Lots Stores Incorporated	16,737	$989,157
Dillard’s Incorporated Class A	5,792	348,099
Fred’s Incorporated Class A	14,045	72,191
JCPenny Company Incorporated †	108,183	358,086
Ollie’s Bargain Outlet Holdings Incorporated †	18,734	888,928
Sears Holdings Corporation †	9,055	36,944
Tuesday Morning Corporation †	17,240	44,824

		2,738,229

Specialty Retail : 3.07%

Aaron’s Incorporated	26,260	990,527
America’s Car-Mart Incorporated †	2,811	130,571
American Eagle Outfitters Incorporated	60,767	977,133
Asbury Automotive Group Incorporated †	7,172	471,918
Ascena Retail Group Incorporated †	69,513	162,660
Barnes & Noble Education Incorporated †	13,434	81,141
Barnes & Noble Incorporated	22,246	153,497
Big 5 Sporting Goods Corporation	7,965	60,136
Boot Barn Holdings Incorporated †	4,995	73,976
Build A Bear Workshop Incorporated †	5,178	42,460
Caleres Incorporated	16,039	523,513
Camping World Holdings Incorporated Class A	4,292	198,977
Chico’s FAS Incorporated	46,773	412,538
Children’s Place Retail Stores Incorporated	6,322	840,194
Citi Trends Incorporated	5,608	144,630
Container Store Group Incorporated †	6,567	37,432
Destination Xl Group Incorporated †	13,852	28,050
DSW Incorporated Class A	24,902	531,160
Express Incorporated †	28,289	275,535
Finish Line Incorporated Class A	13,808	148,988
Five Below Incorporated †	20,229	1,250,152
Francescas Holdings Corporation †	14,250	105,735
GameStop Corporation Class A	37,063	694,931
Genesco Incorporated †	7,158	222,614
Group 1 Automotive Incorporated	7,682	622,472
Haverty Furniture Companies Incorporated	6,807	164,389
Hibbett Sports Incorporated †	7,918	157,964
J. Jill Incorporated †	4,770	30,337
Kirkland’s Incorporated †	5,784	75,250
Lithia Motors Incorporated Class A	8,774	1,029,102
MarineMax Incorporated †	9,615	205,280
Murphy USA Incorporated †	13,456	1,061,006
Office Depot Incorporated	190,971	624,475
Penske Auto Group Incorporated	13,361	646,138
Pier 1 Imports Incorporated	28,157	137,688
Rent-A-Center Incorporated	19,777	222,293
Shoe Carnival Incorporated	4,763	127,553
Sleep Number Corporation †	15,362	540,589
Sonic Automotive Incorporated	9,473	201,301
Sportsman’s Warehouse Holdings Incorporated †	13,139	66,221
Stein Mart Incorporated	1	1
Tailored Brands Incorporated	18,384	309,954
The Buckle Incorporated	10,831	240,990
The Cato Corporation Class A	9,093	143,488
Tilly’s Incorporated Class A	4,622	76,263
Travelcenters of America LLC †	13,163	59,892
Urban Outfitters Incorporated †	29,716	924,762
Vitamin Shoppe Incorporated †	9,475	35,531
Winmark Corporation	924	122,800
Zumiez Incorporated †	6,846	149,243

		16,533,450

Textiles, Apparel & Luxury Goods : 0.90%

Cherokee Incorporated †	5,130	14,877
Columbia Sportswear Company	11,055	777,277
Crocs Incorporated †	27,357	299,012

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)

Culp Incorporated	4,322	$138,736
Delta Apparel Incorporated †	2,475	50,119
Fossil Group Incorporated †	15,369	108,813
G-III Apparel Group Limited †	14,868	457,934
Movado Group Incorporated	5,765	169,203
Oxford Industries Incorporated	5,668	391,092
Perry Ellis International Incorporated †	4,917	120,319
Rocky Brands Incorporated	2,646	46,834
Steven Madden Limited †	20,084	858,591
Superior Uniform Group Incorporated	3,347	85,114
Unifi Incorporated †	5,817	212,553
Vera Bradley Incorporated †	7,455	65,977
Wolverine World Wide Incorporated	35,254	1,021,308

		4,817,759

Consumer Staples : 3.56%

Beverages : 0.37%

Boston Beer Company Incorporated †	3,411	613,468
Castle Brands Incorporated †	35,692	43,544
Coca Cola Bottling Corporation	1,784	384,827
MGP Ingredients Incorporated	4,579	340,449
National Beverage Corporation	4,379	477,836
Primo Water Corporation †	9,733	127,600

		1,987,724

Food & Staples Retailing : 0.77%

Ingles Markets Incorporated Class A	5,084	141,081
Natural Grocers By Vitamin C †	4,284	33,672
Performance Food Group Company †	26,506	785,903
Pricesmart Incorporated	10,013	856,112
Smart & Final Stores Incorporated †	10,536	96,404
SpartanNash Company	14,104	357,536
SUPERVALU Incorporated †	14,349	262,300
The Andersons Incorporated	9,914	320,222
The Chef’s Warehouse Incorporated †	7,743	156,796
United Natural Foods Incorporated †	19,049	914,733
Village Super Market Class A	2,874	73,718
Weis Markets Incorporated	3,597	148,088

		4,146,565

Food Products : 1.58%

Alico Incorporated	1,334	42,755
Amplify Snack Brands Incorporated †	11,930	69,194
Blue Buffalo Pet Products Incorporated †	35,652	1,094,873
Calavo Growers Incorporated	5,781	441,668
Dean Foods Company	34,069	380,210
Farmer Bros Corporation †	4,454	152,327
Fresh del Monte Produce Incorporated	12,195	593,897
Freshpet Incorporated †	7,950	151,050
Hostess Brands Incorporated †	31,765	446,616
J & J Snack Foods Corporation	5,590	844,705
John B. Sanfilippo & Son Incorporated	3,157	190,746
Lancaster Colony Corporation	7,418	988,671
Landec Corporation †	10,335	129,188
Limoneira Corporation	4,756	120,612
Omega Protein Corporation	7,836	172,000
Pilgrim’s Pride Corporation †	20,012	733,840
Sanderson Farms Incorporated	6,919	1,174,085
Seaboard Corporation	104	449,804
Seneca Foods Corporation Class A †	2,596	89,173
Tootsie Roll Industries Incorporated	5,266	196,948

		8,462,362

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Household Products : 0.38%

Central Garden & Pet Company Class A †	13,311	$513,405
HRG Group Incorporated †	45,112	782,693
Oil Dri Corporation of America	1,977	89,143
Orchids Paper Products Corporation	3,641	49,554
WD-40 Company	5,071	605,477

		2,040,272

Personal Products : 0.19%

Inter Parfums Incorporated	6,465	286,400
Medifast Incorporated	3,623	248,284
Natural Health Trends Corporation	2,737	49,129
Natures Sunshine Products Incorporated	4,172	53,610
Revlon Incorporation Class A †	4,270	93,513
USANA Health Sciences Incorporated †	4,321	309,816

		1,040,752

Tobacco : 0.27%

Alliance One International †	1,667	21,504
Turning Point Brands Incorporated	2,242	39,100
Universal Corporation	9,567	510,399
Vector Group Limited	39,908	897,531

		1,468,534

Energy : 2.71%

Energy Equipment & Services : 0.98%

Archrock Incorporated	25,704	244,188
Basic Energy Services Incorporated †	8,081	180,772
Bristow Group Incorporated	8,501	123,775
Dawson Geophysical Corporation †	8,065	39,519
Dril-Quip Incorporated †	14,116	676,862
Era Group Incorporated †	7,365	81,310
Exterran Corporation †	12,133	371,755
Gulf Island Fabrication Incorporated	5,317	67,526
Hornbeck Offshore Services Incorporated †	12,210	44,689
Independence Contract Drilli †	12,506	44,396
Keane Group Incorporated †	11,550	172,788
Key Energy Services Incorporated †	3,950	39,184
Mammoth Energy Services Incorporated †	2,672	50,367
Matrix Service Company †	9,659	165,169
McDermott International Incorporated †	92,608	672,334
Natural Gas Services Group Incoporated †	4,697	119,774
Newpark Resources Incorporated †	31,869	282,041
Noble Corporation plc †	92,891	388,284
PHI Incorporated - Non Voting †	4,526	58,250
ProPetro Holding Corporation †	11,343	212,908
RigNet Incorporated †	5,056	81,402
Rowan Companies plc Class A †	47,084	681,305
Seacor Holdings Incorporated	6,137	293,655
Seacor Marine Holdings Incorporated †	6,328	77,518
Smart Sand Incorporated †	7,719	61,520
Willbros Group Incorporated †	22,077	29,142

		5,260,433

Oil, Gas & Consumable Fuels : 1.73%

Adams Resources & Energy Incorporated	883	41,863
Amyris Incorporated †	726	2,635
Arch Coal Incorporated	8,442	696,972
California Resources Corporation †	14,368	226,009
Centennial Resource Development Class A †	31,633	641,834
Clean Energy Fuels Corporation †	52,436	117,981
Cloud Peak Energy Incorporated †	28,562	118,247
Comstock Resources Incorporated †	5,168	31,525
CVR Energy Incorporated	5,909	192,929

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Delek US Holdings Incorporated	27,176	$902,787
DHT Holdings Incorporated	28,839	111,607
Energy XXI Gulf Coast Incorporated †	9,207	46,219
Enlink Midstream LLC	23,655	395,039
Evolution Petroleum Corporation	10,701	74,907
Gastar Exploration Limited †	69,697	73,182
Gener8 Maritime Incorporated †	16,326	74,283
Green Plains Renewable Energy Incorporated	13,571	228,671
Hallador Energy Corporation	5,686	37,300
Midstates Petroleum Company Incorporated †	7,108	118,064
Nacco Industries Class A	1,483	64,955
Overseas Shipholding Group Class A	21,574	62,996
Pacific Ethanol Incorporated †	15,499	69,746
Par Pacific Holdings Incorporated †	12,286	255,057
PBF Energy Incorporated Class A	43,029	1,392,849
Peabody Energy Corporation †	21,749	724,459
Penn Virginia Corporation †	5,363	184,005
Renewable Energy Group Incorporated †	13,221	150,058
Resolute Energy Corporation †	7,405	221,558
Rex American Resources Corporation †	2,271	207,887
Sandridge Energy Incorporated †	12,970	241,372
Tallgrass Energy Gp Lp	22,437	507,076
Tellurian Incorporated †	18,319	231,186
Wildhorse Resource Development †	8,333	137,495
World Fuel Services Corporation	25,757	722,999

		9,305,752

Financials : 20.65%

Banks : 10.91%

1st Constitution Bancorp	2,447	44,658
1st Source Corporation	2,593	133,410
Access National Corporation	5,232	154,082
Acnb Corporation	2,307	66,903
Allegiance Bancshares Incorporated †	4,174	166,334
American National Bankshares Incorporated	2,995	123,244
Ameris Bancorp	13,621	675,602
AMES National Corporation	3,433	103,162
Arrow Financial Corporation	6,166	226,909
Atlantic Capital Bancshares †	7,371	126,781
Banc of California Incorporated	18,197	410,342
BancFirst Corporation	7,136	405,325
Bancorpsouth Bank	33,760	1,122,520
Bank of Commerce Holdings	4,827	58,407
Bank of Marin Bancorp	2,021	142,379
Bankwell Financial Group Incorporated	2,260	79,755
Banner Corporation	11,834	681,520
Bar Harbor Bankshares	5,196	148,086
BCB Bancorp Incorporated	3,246	47,392
Berkshire Hills Bancorp Incorporated	12,240	471,852
Blue Hills Bancorp Incorporated	8,979	191,702
BOK Financial Corporation	8,442	751,338
Boston Private Financial Holdings Incorporated	31,717	518,573
Bridge Bancorp Incorporated	6,210	223,250
Brookline Bancorp Incorporated	25,733	414,301
Bryn Mawr Bank Corporation	6,228	274,966
C&F Financial Corporation	1,217	73,020
Camden National Corporation	5,739	262,215
Capital Bank Financial Corporation Class A	11,418	476,702
Capital City Bank Group Incorporated	3,776	95,457
Capstar Financial Holdings Class I †	2,733	59,962
Carolina Financial Corporation	6,822	263,670
CB Financial Services Incorporated	890	26,656
CenterState Banks Incorporated	18,489	501,607
Central Pacific Financial Company	11,187	360,221
Central Valley Community Bancorp	3,972	81,347
Century Bancorp Incorporated Class A	1,089	93,436

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Banks (continued)

Chemung Financial Corporation	1,327	$64,691
Citizens & Northern Corporation	4,505	115,508
City Holding Company	5,698	405,812
Civista Bancshares Incorporated	3,338	75,639
CNB Financial Corporation	5,511	156,953
CoBiz Incorporated	13,873	293,830
Codorus Valley Bancorp Incorporated	3,457	104,274
Columbia Banking System Incorporated	28,463	1,312,144
Community Bank System Incorporated	18,325	1,014,839
Community Bankers Trust Corporation †	8,150	70,905
Community Trust Bancorp	5,606	278,899
ConnectOne Bancorp Incorporated	11,416	309,944
County Bancorp Incorporated	1,912	60,916
Customers Bancorp Incorporated †	10,846	293,927
DNB Financial Corporation	1,291	45,120
Eagle Bancorp Incorporated †	11,940	789,831
Enterprise Bancorp Incorporated	2,937	109,726
Enterprise Financial Service	8,099	366,480
Equity Bancshares Incorporated Class A †	3,587	124,003
Evans Bancorp Incorporated	1,757	78,274
Farmers Capital Bank Corporation	2,755	113,506
Farmers Natl Banc Corporation	8,086	122,503
FB Financial Corporation †	2,375	100,819
FCB Financial Holdings Class A †	14,657	774,622
Fidelity Southern Corporation	8,130	179,267
Financial Institutions Incorporated	5,070	167,564
First Bancorp Corporation	8,605	326,130
First Bancorp Incorporated	3,722	115,308
First Bancshares Incorporated	3,166	104,478
First Bank/Hamilton (New Jersey)	3,530	51,538
First Busey Corporation	14,699	467,869
First Business Financial Service	3,078	71,933
First Citizens BancShares Corporation Class A	2,351	1,002,678
First Commonwealth Financial Corporation	32,929	497,228
First Community Bancshares	5,762	172,860
First Community Corporation	2,346	56,539
First Connecticut Bancorp	5,341	141,804
First Financial Bancorp	23,167	656,784
First Financial Corporation	3,919	188,896
First Financial Northwest	2,724	46,172
First Foundation Incorporated †	10,043	191,520
First Guaranty Bancshares Incorporated	2,056	57,547
First Internet Bancorp	2,265	90,260
First Interstate Bancsys Class A	9,338	370,719
First Merchants Corporation	15,158	663,920
First Mid-Illinois Bancshares	3,079	123,991
First Northwest Bancorp †	4,325	77,418
First of Long Island Corporation	8,186	246,808
Flushing Financial Corporation	8,166	230,934
Franklin Financial Network †	4,705	164,440
German American Bancorp	8,214	308,929
Glacier Bancorp Incorporated	28,580	1,144,629
Great Southern Bancorp Incorporated	4,506	243,549
Great Western Bancorp Incorporated	22,063	911,643
Green Bancorp Incorporated †	8,103	181,507
Guaranty Bancorp	9,096	264,239
Hanmi Financial Corporation	12,005	381,159
Harborone Bancorp Incorporated †	5,638	109,264
Heartland Financial USA Incorporated	9,104	459,752
Heritage Commerce Corporation	13,500	219,105
Heritage Financial Corporation	10,813	351,963
Hilltop Holdings Incorporated	28,827	716,927
Hometrust Bancshares Incorporated †	6,140	165,780
Hope Bancorp Incorporated	48,186	902,042
Horizon Bancorp Indiana	7,760	213,400
Howard Bancorp Incorporated †	3,358	73,876
Independent Bank Corporation (Massachusetts)	9,957	723,874
Independent Bank Corporation (Michigan)	7,765	173,936
Independent Bank Group Incorporated	6,346	437,239

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Banks (continued)

Investar Holding Corporation	3,168	$74,290
Lakeland Bancorp Incorporated	16,898	353,168
Lakeland Financial Corporation	9,189	465,699
LCNB Corporation	3,441	72,261
LegacyTexas Financial Group	15,998	669,836
Live Oak Bancshares Incorporated	7,485	192,739
Macatawa Bank Corporation	10,048	102,289
Mainsource Financial Group Class I	8,715	344,678
MBT Financial Corporation	8,399	91,549
Mercantile Bank Corporation	6,039	224,107
Midland States Bancorp Incorporated	5,161	171,603
Midsouth Bancorp Incorporated	3,375	46,238
Midwestone Financial Group Class I	4,198	152,681
Mutualfirst Financial Incorporated	2,118	80,378
National Bank Holdings Corporation Class A	9,574	324,846
National Bankshares Incorporated	2,586	119,732
National Commerce Corporation †	3,975	164,764
NBT Bancorp Incorporated	16,134	626,645
Northeast Bancorp	2,560	63,104
Northrim BanCorp Incorporated	2,553	95,610
Norwood Financial Corporation	2,156	65,176
Old Line Bancshares Incorporated	3,163	95,586
Old National Bancorp	49,703	907,080
Old Point Financial Corporation	1,347	38,618
Old Second Bancorp Incorporated	10,666	143,458
Opus Bank †	5,682	158,528
Orrstown Finl Services Incorporated	2,933	74,205
Pacific Mercantile Bancorp †	8,885	85,296
Pacific Premier Bancorp Incorporated †	14,561	576,616
PacWest Bancorp	3,043	145,029
Paragon Commercial Corporation †	1,615	92,475
Park National Corporation	5,058	568,317
Park Sterling Corporation	18,775	241,634
Parke Bancorp Incorporated	2,257	47,171
Peapack-Gladstone Financial Corporation	5,927	208,808
Penns Woods Bancorp Incorporated	1,715	85,287
Peoples Bancorp Incorporated	6,093	206,309
Peoples Bancorp of North Carolina Incorporated	1,918	67,399
Peoples Financial Services	2,644	129,635
Peoples Utah Bancorp	5,525	174,038
Preferred Bank (Los Angeles)	4,681	293,031
Premier Financial Bancorp	3,407	68,038
Qcr Holdings Incorporated	4,557	206,888
Renasant Corporation	16,273	700,390
Republic Bancorp Incorporated Class A	3,861	164,324
Republic First Bancorp Incorporated †	18,961	179,181
Royal Bancshares of Pennsylvania Incorporated Class A †	8,535	38,066
S&T Bancorp Incorporated	12,910	539,122
Salisbury Bancorp Incorporated	845	37,307
Sandy Spring Bancorp Incorporated	8,840	348,208
Seacoast Banking Corporation †	14,700	382,641
Select Bancorp Incorporated †	3,523	42,945
ServisFirst Bancshares Incorporated	17,126	719,121
Shore Bancshares Incorporated	4,730	82,397
Sierra Bancorp	4,131	115,503
Simmons First National Corporation Class A	16,703	967,104
Smartfinancial Incorporated †	2,727	60,594
South State Corporation	10,635	978,952
Southern First Bancshares †	2,221	95,281
Southern National Bancorp of Virginia	6,793	115,957
Southside Bancshares Incorporated	10,269	371,738
State Bank Financial Corporation	13,698	416,967
Sterling BanCorp	83,975	2,128,766
Stock Yards Bancorp Incorporated	7,873	313,345
Summit Financial Group Incorporated	3,573	96,007
Sun Bancorp Incorporated (New Jersey)	4,290	109,610
Sunshine Bancorp Incorporated †	2,675	64,147
Sussex Bancorp	1,567	42,309

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Banks (continued)

TCF Financial Corporation	56,404	$1,145,565
Tompkins Trust Company Incorporated	4,607	407,996
Towne Bank	21,065	705,678
TriCo Bancshares	7,155	300,725
TriState Capital Holdings Incorporated †	8,148	197,182
Triumph Bancorp Incorporated †	5,658	188,129
Trustmark Corporation	24,030	815,578
Two River Bancorp	2,821	51,596
Union Bankshares Corporation	16,146	608,543
Union Bankshares Incorporated	1,100	55,770
United Community Bank	24,978	717,868
Unity Bancorp Incorporated	2,918	60,549
Univest Corporation of Pennsylvania	9,275	260,628
Valley National Bancorp	95,567	1,137,247
Veritex Holdings Incorporated †	5,053	140,574
Washington Trust Bancorp	5,305	301,589
Washingtonfirst Bankshare	3,712	126,765
WesBanco Incorporated	16,013	673,667
West Bancorporation	5,541	148,222
Westamerica Bancorporation	9,478	586,025
Xenith Bankshares Incorporated †	2,924	102,779

		58,645,165

Capital Markets : 1.81%

Artisan Partners Asset Management Incorporated Class A	18,029	712,146
Associated Capital Group Class A	1,972	68,724
B. Riley Financial Incorporated	5,088	91,584
BGC Partners Incorporated	87,111	1,422,523
Cohen & Steers Incorporated	7,808	363,697
Diamond Hill Investment Group	1,218	257,071
Donnelley Financial Solutions †	9,953	203,041
Evercore Partners Incorporated Class A	13,089	1,136,780
Federated Investors Incorporated Class B	34,647	1,162,753
Gain Capital Holdings Incorporated	13,150	99,283
Gamco Investors Incorporated Class A	1,781	52,094
Greenhill & Company Incorporated	9,247	187,714
Hamilton Lane Incorporated Class A	1,953	67,320
Houlihan Lokey Incorporated	7,891	352,254
Intl Fcstone Incorporated †	5,726	251,257
Ladenburg Thalmann Financial Services Incorporated	17,056	58,843
Manning & Napier Incorporated	6,062	22,126
Moelis Company Class A	9,899	474,162
Morningstar Incorporated	6,881	635,116
OM Asset Management plc	20,971	343,924
Oppenheimer Holdings Class A	3,602	97,074
PJT Partners Incorporated Class A	6,522	277,381
Pzena Investment Managm Class A	6,061	67,762
Virtu Financial Incorporated Class A	10,108	164,760
Virtus Investment Partners Incorporated	2,544	305,407
Waddell & Reed Financial Incorporated Class A	31,184	633,035
Westwood Holdings Group Incorporated	3,073	210,040

		9,717,871

Consumer Finance : 1.16%

Consumer Portfolio Services †	4,651	19,069
Credit Acceptance Corporation †	4,259	1,290,051
Encore Capital Group Incorporated †	9,010	412,658
Enova International Incorporated †	11,479	170,463
Ezcorp Incorporated †	18,554	223,576
First Cash Financial Services Incorporated	17,922	1,207,943
Green Dot Corporation Class A †	16,467	1,017,661
Nelnet Incorporated Class A	6,849	366,901
PRA Group Incorporated †	17,252	600,370
Regional Management Corporation †	4,193	103,441
Santander Consumer USA Holdings Incorporated	40,557	699,203

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Consumer Finance (continued)

World Acceptance Corporation †	1,609	$133,515

		6,244,851

Diversified Financial Services : 0.04%

Marlin Business Services Incorporated	3,394	80,947
NewStar Financial Incorporated	7,982	94,188
Tiptree Incorporated	7,596	50,893

		226,028

Insurance : 2.72%

Ambac Financial Group Incorporated †	17,346	261,231
American National Insurance Company	7,675	962,061
Amerisafe Incorporated	7,056	463,226
AmTrust Financial Services Incorporated	26,272	253,262
Argo Group International Holdings Limited	11,132	681,835
Atlas Financial Holdings Incorporated †	4,197	83,940
Baldwin & Lyons Incorporated Class B	3,499	85,376
CNA Financial Corporation	10,145	551,685
Crawford & Company Class B	4,072	40,801
Donegal Group Incorporated Class A	4,442	78,668
eHealth Incorporated †	6,662	152,826
EMC Insurance Group Incorporated	3,576	110,928
Employers Holdings Incorporated	11,940	585,060
FBL Financial Group Incorporated	3,888	293,155
Federated National Holding Company	4,777	64,585
Fidelity & Guaranty Life	4,728	147,041
Greenlight Capital Limited †	11,291	250,096
Hallmark Financial Services Incorporated †	5,567	62,183
HCI Group Incorporated	3,202	96,284
Health Insurance Innovations Incorporated Class A †	3,944	92,092
Heritage Insurance Holdings Incorporated	9,723	174,820
Horace Mann Educators Corporation	15,026	701,714
Independence Holding Company	2,781	82,596
Infinity Property & Casualty Corporation	4,079	439,716
Investors Title Company	615	123,615
James River Group Holdings Limited	6,665	269,799
Kemper Corporation	15,743	1,086,267
Kingstone Company Incorporated	3,416	66,441
Kinsale Capital Group Incorporated	5,415	241,455
Maiden Holdings Limited	27,479	178,614
Mercury General Corporation	10,448	573,386
National General Holdings Corporation	18,628	393,610
National Western Life Group Class A	868	306,829
RLI Corporation	15,784	942,778
Safety Insurance Group Incorporated	5,394	444,196
Selective Insurance Group Incorporated	21,603	1,322,104
State Auto Financial Corporation	6,263	174,800
Stewart Information Services Corporation	8,302	334,820
The Navigators Group Incorporated	9,542	491,413
Trupanion Incorporated †	7,284	216,918
United Fire Group Incorporated	7,858	377,655
Universal Insurance Holdings Company	12,481	329,498
WMIH Corporation †	27,506	23,058

		14,612,437

Mortgage REITs : 1.36%

AG Mortgage Investment Trust Incorporated	10,301	194,998
Anworth Mortgage Asset Corporation	35,463	199,302
Apollo Commercial Real Estate Finance Incorporated	34,338	640,404
Arbor Realty Trust Incorporated	14,897	127,816
Ares Commercial Real Estate	10,061	135,622
ARMOUR Residential REIT Incorporated	13,584	343,539
Blackstone Mortgage Trust Incorporated Class A	33,724	1,103,449
Capstead Mortgage Corporation	35,834	325,014

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Mortgage REITs (continued)

Cherry Hill Mortgage Investment REIT	4,042	$73,645
CYS Investments Incorporated	57,269	463,306
Dynex Capital Incorporated	17,312	123,954
Ellington Residential Mortgage REIT	2,230	28,656
Great Ajax Corporation REIT	6,375	91,226
Hannon Armstrong Sustainable	18,722	445,022
Invesco Mortgage Capital Incorporated	42,683	753,782
Ladder Capital Corporation	27,944	381,436
Mortgage Investment Corporation	17,095	317,112
New York Mortgage Trust Incorporated	42,411	271,430
Orchid Island Capital Incorporated REIT	12,091	114,623
Owens Realty Mortgage Incorporated	4,037	65,399
PennyMac Mortgage Investment Trust	24,712	386,990
Redwood Trust Incorporated	29,142	437,713
Sutherland Asset Management REIT	5,974	94,389
Western Asset Mortgage Capital REIT	15,466	155,124

		7,273,951

Thrifts & Mortgage Finance : 2.65%

Bank Mutual Corporation	15,773	168,771
BankFinancial Corporation	5,195	85,666
Bear State Financial Incorporated	6,870	70,349
Beneficial Bancorp Incorporated	26,006	440,802
Bofi Holding Incorporated †	21,005	580,578
BSB Bancorp Incorporated †	3,367	106,902
Capitol Federal Financial Incorporated	47,824	672,405
Charter Financial Corporation	4,915	90,829
Clifton Bancorp Incorporated	7,511	130,015
Dime Community Bancshares	11,475	253,024
Entegra Financial Corporation †	2,359	68,411
Essa Bancorp Incorporated	3,680	58,659
Essent Group Limited †	28,469	1,259,753
Federal Agricultural Mortgage Corporation Class C	3,307	245,545
First Defiance Financial Corporation	3,649	198,250
Flagstar Bancorp Incorporated †	8,011	304,498
FS Bancorp Incorporated	801	45,657
Hingham Institution For Savings Corporation	501	114,328
Home Bancorp Incorporated	2,101	89,923
Homestreet Incorporated †	9,671	294,966
Impac Mortgage Holdings Incorporated †	5,786	67,928
Kearny Financial Corporation	30,141	446,087
LendingTree Incorporated †	2,786	841,233
Malvern Bancorp Incorporated †	2,496	67,267
Meridian Bancorp Incorporated	18,262	367,979
Meta Financial Group Incorporated	3,308	310,787
MMA Capital Management LLC †	1,962	50,522
Nationstar Mortgage Holdings †	10,697	193,295
NMI Holdings Incorporated Class A †	21,477	366,183
Northfield Bancorp Incorporated	16,236	288,027
Northwest Bancshares Incorporated	34,534	584,661
Oceanfirst Financial Corporation	10,700	296,925
Ocwen Financial Corporation †	36,719	117,134
Oritani Financial Corporation	14,192	244,812
Pennymac Financial Service Incorporated †	7,574	160,190
Provident Bancorp Incorporated †	1,643	39,021
Provident Financial Holdings	2,413	46,474
Provident Financial Services Incorporated	22,895	625,949
Prudential Bancorp Incorporated	2,611	48,330
Randolph Bancorp Incorporated †	2,048	31,273
Riverview Bancorp Incorporated	7,076	65,241
Si Financial Group Incorporated	4,377	66,093
Southern Missouri Bancorp	2,118	85,228
Territorial Bancorp Incorporated	3,072	98,150
Timberland Bancorp Incorporated	2,205	63,328
Trustco Bank Corporation	34,798	325,361
United Community Financial Corporation	18,388	180,019
United Financial Bancorp Incorporated	18,933	352,911
Walker & Dunlop Incorporated †	10,777	531,091

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Thrifts & Mortgage Finance (continued)

Washington Federal Incorporated	33,143	$1,153,376
Waterstone Financial Incorporated	9,442	178,454
Western New England Bancorp	9,698	103,769
WSFS Financial Corporation	11,558	584,835

		14,261,264

Health Care : 11.95%

Biotechnology : 3.25%

Abeona Therapeutics Incorporated †	9,282	160,579
Achaogen Incorporated †	10,785	128,989
Acorda Therapeutics Incorporated †	17,384	352,895
Albireo Pharma Incorporated †	1,858	46,487
AMAG Pharmaceuticals Incorporated †	12,865	179,467
Anaptysbio Incorporated †	2,560	215,168
Anavex Life Sciences Corporation †	15,117	57,445
Applied Genetic Technologies †	2,409	9,034
Arena Pharmaceuticals Incorporated †	11,502	356,447
Array BioPharma Incorporated †	65,417	735,941
Athersys Incorporated †	38,202	74,494
Audentes Therapeutics Incorporated †	5,957	171,919
Biocryst Pharmaceuticals Incorporated †	30,454	154,706
Biospecifics Technologies †	1,650	74,085
Biotime Incorporated †	29,910	80,159
Blueprint Medicines Corporation †	11,183	839,396
Catalyst Pharmaceuticals Incorporated †	25,160	108,188
Cellular Biomedicine Group Class I †	4,164	46,116
Chemocentryx Incorporated †	11,449	74,419
Coherus Biosciences Incorporated †	13,354	119,518
Conatus Pharmaceuticals Incorporated †	8,416	34,926
Corbus Pharmaceuticals Holdings †	15,890	122,353
Corvus Pharmaceuticals Incorporated †	3,183	35,681
Cytokinetics Incorporated †	15,733	135,304
Cytomx Therapeutics Incorporated †	8,171	169,140
Eagle Pharmaceuticals Incorporated †	3,493	206,297
Emergent BioSolutions Incorporated †	12,564	551,937
Enanta Pharmaceuticals Incorporated †	5,809	288,475
Exact Sciences Corporation †	41,467	2,466,457
Fate Therapeutics Incorporated †	11,359	49,980
Fibrogen Incorporated †	22,353	1,061,768
Fortress Biotech Incorporated †	8,782	33,811
Foundation Medicine Incorporated †	4,984	265,149
Genomic Health Incorporated †	7,221	218,724
Idera Pharmaceuticals Incorporated †	48,683	107,589
Immunogen Incorporated †	33,483	212,617
Insys Therapeutics Incorporated †	12,029	63,754
Invitae Corporation †	13,024	113,830
Ironwood Pharmaceuticals Incorporated †	55,345	955,808
Jounce Therapeutics Incorporated †	2,667	42,032
Kadmon Holdings Incorporated †	16,710	59,655
Kindred Biosciences Incorporated †	7,478	57,207
Kura Oncology Incorporated †	5,522	88,628
Ligand Pharmaceuticals Incorporated †	7,334	966,988
Mannkind Corporation †	27,842	86,589
Medicinova Incorporated †	11,262	78,609
Merrimack Pharmaceuticals Incorporated	4,798	55,465
MiMedx Group Incorporated †	38,196	441,928
Miragen Therapeutics Incorporated †	5,682	45,286
Momenta Pharmaceuticals Incorporated †	25,103	346,421
Myriad Genetics Incorporated †	25,640	887,913
Natera Incorporated †	12,203	118,735
Navidea Biopharmaceuticals Class I †	52,904	22,595
Neurotrope Incorporated †	2,550	18,360
NewLink Genetics Corporation †	8,405	73,712
Ophthotech Corporation †	13,712	43,056
PDL BioPharma Incorporated †	61,629	179,340
Peregrine Pharmaceuticals †	14,379	72,902

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Biotechnology (continued)

Pfenex Incorporated †	1,781	$4,381
Progenics Pharmaceuticals Incorporated †	26,013	150,355
Protagonist Therapeutics Incorporated †	3,490	68,055
Proteostasis Therapeutics Incorporated †	2,014	5,216
RA Pharmaceuticals Incorporated †	2,979	42,481
Recro Pharma Incorporated †	6,300	60,732
Repligen Corporation †	12,843	455,284
Retrophin Incorporated †	14,223	320,586
Rexahn Pharmaceuticals Incorporated †	9,591	20,621
Rigel Pharmaceuticals Incorporated †	47,532	197,733
Selecta Biosciences Incorporated †	4,252	45,326
Spectrum Pharmaceuticals Incorporated †	28,178	552,289
Syndax Pharmaceuticals Incorporated †	3,885	34,033
Syros Pharmaceuticals Incorporated †	2,707	40,199
Vanda Pharmaceuticals Incorporated †	16,405	230,490
Veracyte Incorporated †	7,943	53,854
Voyager Therapeutics Incorporated †	5,279	77,232
Xencor Incorporated †	15,106	327,951

		17,451,291

Health Care Equipment & Supplies : 3.80%

Abaxis Incorporated	8,221	400,692
Accuray Incorporated †	30,737	158,296
Analogic Corporation	4,659	385,765
AngioDynamics Incorporated †	12,746	218,976
Anika Therapeutics Incorporated †	5,386	296,876
Antares Pharma Incorporated †	49,911	92,335
Atricure Incorporated †	12,338	228,253
Atrion Corporation	542	365,633
Axogen Incorporated †	9,863	263,342
Bovie Medical Corporation †	10,496	30,753
Cantel Medical Corporation	13,102	1,395,101
Cardiovascular Systems Incorporated †	11,923	298,790
CONMED Corporation	9,410	503,435
CryoLife Incorporated †	11,294	229,833
Cutera Incorporated †	4,606	189,076
Cytosorbents Corporation †	8,269	57,883
Entellus Medical Incorporated †	4,009	68,273
Exactech Incorporated †	4,021	168,681
Fonar Corporation †	2,304	57,254
Glaukos Corporation †	8,261	221,147
Globus Medical Incorporated †	26,461	1,005,783
Haemonetics Corporation †	19,824	1,145,827
Halyard Health Incorporated †	17,681	858,236
Heska Corporation †	2,361	202,645
ICU Medical Incorporated †	5,646	1,204,856
Inogen Incorporated †	6,492	835,780
Integer Holdings Corporation †	11,792	571,322
Integra LifeSciences Holdings Corporation †	22,966	1,116,607
Invacare Corporation	11,926	209,301
Invuity Incorporated †	5,425	42,315
iRhythm Technologies Incorporated †	3,355	186,203
Iridex Corporation †	3,513	30,563
K2M Group Holdings Incorporated †	15,139	297,633
Lantheus Holdings Incorporated †	8,545	191,408
Lemaitre Vascular Incorporated	5,385	177,328
Meridian Diagnostics Incorporated	15,868	238,813
Merit Medical Systems Incorporated †	18,640	809,908
Natus Medical Incorporated †	12,023	481,521
Neogen Corporation †	13,891	1,165,455
NxStage Medical Incorporated †	24,716	634,954
OraSure Technologies Incorporated †	21,467	355,279
Oxford Immunotec Global plc †	8,513	126,759
Penumbra Incorporated †	10,567	1,112,705
Pulse Biosciences Incorporated †	2,266	48,923
Quidel Corporation †	10,357	393,462
RTI Biologics Incorporation †	16,810	80,688
Seaspine Holdings Corporation †	3,584	35,338

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)

Sientra Incorporated †	5,235	$74,546
STAAR Surgical Company †	11,368	197,235
Surmodics Incorporated †	4,942	163,580
Tactile Systems Technology Class I †	3,382	100,885
Utah Medical Products Incorporated	1,295	105,737
Varex Imaging Corporation †	14,214	526,913
Viewray Incorporated †	8,523	82,076

		20,440,978

Health Care Providers & Services : 2.28%

AAC Holdings Incorporated †	10,669	97,408
Aceto Corporation	11,316	120,063
Addus Homecare Corporation †	2,782	92,641
Almost Family Incorporated †	4,796	284,882
Amedisys Incorporated †	9,715	524,610
American Renal Associates Holdings †	4,540	65,739
AMN Healthcare Services Incorporated †	17,904	898,781
BioScrip Incorporated †	35,948	94,184
Biotelemetry Incorporated †	10,399	301,571
Chemed Corporation	5,955	1,464,573
Civitas Solutions Incorporated †	5,741	111,662
CorVel Corporation †	3,723	205,696
Cross Country Healthcare Incorporated †	13,136	179,569
Digirad Corporation	6,937	15,955
Diplomat Pharmacy Incorporated †	17,318	309,992
Ensign Group Incorporated	18,516	449,383
LHC Group Incorporated †	5,568	366,207
LifePoint Hospitals Incorporated †	14,911	712,746
Magellan Health Services Incorporated †	8,993	759,909
Molina Healthcare Incorporated †	16,731	1,309,033
National Healthcare Corporation	3,471	230,301
National Research Corporation Class A	3,529	119,810
Owens & Minor Incorporated	22,782	436,047
PharMerica Corporation †	11,014	322,160
Premier Incorporated Class A †	18,608	540,004
Providence Service Corporation †	4,337	262,562
Psychemedics Corporation	1,917	35,330
Quorum Health Corporation †	11,453	53,715
R1 RCM Incorporated †	29,915	116,070
Radnet Incorporated †	13,662	143,451
Select Medical Holdings Corporation †	40,738	719,026
Surgery Partners Incorporated †	7,148	67,191
Tivity Health Incorporated †	13,684	503,571
U.S. Physical Therapy Incorporated	4,541	331,720

		12,245,562

Health Care Technology : 0.76%

Allscripts Healthcare Solutions Incorporated †	69,741	997,296
Computer Programs & Systems Incorporated	4,820	146,046
Cotiviti Holdings Incorporated †	10,777	352,192
HealthStream Incorporated †	9,821	233,543
HMS Holdings Corporation †	31,429	519,521
Inovalon Holdings Incorporated Class A †	24,113	383,397
Omnicell Incorporated †	13,714	718,614
Quality Systems Incorporated †	19,862	286,609
Simulations Plus Incorporated	4,288	66,678
Tabula Rasa Healthcare Incorporated †	3,288	114,061
Vocera Communications Incorporated †	9,610	281,573

		4,099,530

Life Sciences Tools & Services : 0.65%

Cambrex Corporation †	12,803	625,427
Enzo Biochem Incorporated †	15,636	153,389
INC Research Holdings Incorporated Class A †	20,571	787,869

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Life Sciences Tools & Services (continued)

Luminex Corporation	15,240	$325,526
Medpace Holdings Incorporated †	2,986	99,464
Neogenomics Incorporated †	27,595	254,978
PRA Health Sciences Incorporated †	14,883	1,225,913

		3,472,566

Pharmaceuticals : 1.21%

Akorn Incorporated †	34,410	1,120,046
Amphastar Pharmaceuticals Incorporated †	13,371	261,938
ANI Pharmaceuticals Incorporated †	2,892	205,650
BioDelivery Sciences International Incorporated †	19,093	48,687
Corcept Therapeutics Incorporated †	34,937	626,770
Corium International Incorporated †	7,537	88,710
Depomed Incorporated †	22,783	156,291
Durect Corporation †	50,573	53,102
Egalet Corporation †	6,702	8,847
Endo International plc †	74,174	544,437
Horizon Pharma plc †	61,686	887,045
Innoviva Incorporated †	28,716	376,754
Intersect ENT Incorporated †	9,526	291,019
Lannett Company Incorporated †	11,959	316,316
MyoKardia Incorporated †	7,231	265,739
Phibro Animal Health Corporation Class A	7,080	245,676
Reata Pharmaceuticals Incorporated Class A †	3,212	81,585
Sucampo Pharmaceuticals Class A †	11,901	151,143
Supernus Pharmaceuticals Incorporated †	18,113	684,671
Teligent Incorporated †	17,240	69,305
VIVUS Incorporated †	38,441	24,710

		6,508,441

Industrials : 15.16%

Aerospace & Defense : 1.40%

AAR Corporation	12,139	504,740
Aerojet Rocketdyne Holdings †	24,882	783,534
Astronics Corporation †	8,002	332,003
Cubic Corporation	9,365	580,162
Ducommun Incorporated †	3,944	110,314
Engility Holdings Incorporated †	7,156	208,884
Esterline Technologies Corporation †	11,282	799,330
HEICO Corporation	7,834	707,880
KLX Incorporated †	19,486	1,093,359
Mercury Computer Systems Incorporated †	14,890	777,109
Moog Incorporated Class A †	12,161	1,022,862
National Presto Industries Incorporated	1,989	206,259
Sparton Corporation †	3,571	82,847
Vectrus Incorporated †	4,119	132,755
Wesco Aircraft Holdings Incorporated †	21,779	161,165

		7,503,203

Air Freight & Logistics : 0.48%

Air Transport Services Group †	19,484	472,487
Atlas Air Worldwide Holdings Incorporated †	9,330	538,808
Echo Global Logistics Incorporated †	9,416	254,232
Forward Air Corporation	11,297	642,799
Hub Group Incorporated Class A †	12,220	584,116
Radiant Logistics Incorporated †	13,573	65,286

		2,557,728

Airlines : 0.14%
Allegiant Travel Company	4,963	754,376

Building Products : 1.72%

Aaon Incorporated	15,450	563,153

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Building Products (continued)

Advanced Drainage Systems Incorporated	15,037	$356,377
American Woodmark Corporation †	5,287	526,585
Apogee Enterprises Incorporated	10,544	527,516
Armstrong Flooring Incorporated †	8,837	154,824
Builders FirstSource Incorporated †	36,122	736,889
Continental Building Product †	14,686	409,739
CSW Industrials Incorporated †	5,931	285,281
Gibraltar Industries Incorporated †	11,709	385,226
Griffon Corporation	13,699	319,872
Insteel Industries Incorporated	6,699	184,557
JELD-WEN Holding Incorporated †	10,771	421,254
NCI Building Systems Incorporated †	14,897	248,780
Patrick Industries Incorporated †	5,631	569,857
Ply Gem Holdings Incorporated †	8,512	151,514
Quanex Building Products Corporation	13,297	291,204
Simpson Manufacturing Company Incorporated	15,230	913,343
Trex Company Incorporated †	10,953	1,289,825
Universal Forest Products Incorporated	23,501	920,299

		9,256,095

Commercial Services & Supplies : 2.62%

ABM Industries Incorporated	19,687	842,604
ACCO Brands Corporation †	41,083	540,241
Brady Corporation Class A	17,510	684,641
Casella Waste Systems Incorporated Class A †	14,523	309,630
Ceco Environmental Corporation	11,221	60,706
Covanta Holding Corporation	45,101	685,535
Ennis Incorporated	9,337	197,478
Essendant Incorporated	14,303	134,591
Heritage Crystal Clean Incorporated †	5,641	108,025
Herman Miller Incorporated	22,390	800,443
Hudson Technologies Incorporated †	13,670	78,466
InnerWorkings Incorporated †	17,455	189,387
Interface Incorporated	24,009	599,025
Kimball International Incorporated Class B	13,730	254,554
Knoll Incorporated	18,090	393,819
LSC Communications Incorporated	12,586	205,907
Matthews International Corporation Class A	11,867	672,266
Mcgrath RentCorp	8,498	406,204
MSA Safety Incorporated	12,737	1,095,382
Multi-Color Corporation	5,248	401,472
Performant Financial Corporation †	10,453	18,815
Quad Graphics Incorporated	11,745	264,380
SP Plus Corporation †	6,213	243,550
Steelcase Incorporated Class A	30,422	462,414
Tetra Tech Incorporated	21,372	1,068,600
The Brink’s Company	17,940	1,450,449
UniFirst Corporation	5,682	929,007
US Ecology Incorporated	8,169	420,295
Viad Corporation	7,609	438,278
VSE Corporation	3,238	154,679

		14,110,843

Construction & Engineering : 0.51%

Ameresco Incorporated Class A †	6,708	57,018
Argan Incorporated	5,330	314,470
Comfort Systems USA Incorporated	13,885	596,361
Great Lakes Dredge & Dock Company †	20,785	103,925
Hc2 Holdings Incorporated †	12,985	70,898
IES Holdings Incorporated †	3,281	58,238
Layne Christensen Company †	6,099	79,104
MYR Group Incorporated †	5,827	207,208
Northwest Pipe Company †	3,723	67,870
Nv5 Global Incorporated †	2,984	165,463
Orion Marine Group Incorporated †	4,479	34,802

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Construction & Engineering (continued)

Primoris Services Corporation	15,586	$436,252
Sterling Construction Company Incorporated †	9,127	156,528
Tutor Perini Corporation †	15,093	380,344

		2,728,481

Electrical Equipment : 0.68%

Allied Motion Technologies	3,018	96,304
American Superconductor Corporation †	2,537	8,448
Atkore International Incorporated †	12,295	261,638
AZZ Incorporated	9,665	464,887
Babcock & Wilcox Enterprises Incorporated †	19,579	92,021
Broadwind Energy Incorporated †	1,906	4,479
Encore Wire Corporation	7,915	368,839
Generac Holdings Incorporated †	23,495	1,155,249
General Cable Corporation	18,066	388,419
LSI Industries Incorporated	9,552	66,768
Powell Industries Incorporated	3,462	97,178
Preformed Line Products Company	1,129	94,260
Revolution Lighting Technologies †	4,943	22,342
Sunrun Incorporated †	30,049	168,274
Thermon Group Holdings Incorporated †	12,274	285,493
TPI mposites Incorporated †	2,311	43,770
Vicor Corporation †	2,385	53,782

		3,672,151

Electronic Equipment, Instruments & Components : 0.06%
ScanSource Incorporated †	9,494	341,784

Industrial Conglomerates : 0.10%
Raven Industries Incorporated	13,557	517,877

Machinery : 3.81%

Alamo Group Incorporated	3,615	426,389
Albany International Corporation Class A	10,931	707,236
Altra Holdings Incorporated	10,771	523,471
American Railcar Industries	2,820	114,266
Astec Industries Incorporated	7,941	439,693
Barnes Group Incorporated	19,018	1,260,323
Blue Bird Corporation †	3,618	70,551
Briggs & Stratton Corporation	15,879	395,387
Columbus McKinnon Corporation	6,463	258,132
Commercial Vehicle Group Incorporated †	9,401	104,727
DMC Global Incorporated	5,357	107,944
Douglas Dynamics Incorporated	8,388	341,811
Eastern Company	2,134	61,459
EnPro Industries Incorporated	7,999	690,874
ESCO Technologies Incorporated	9,542	623,570
Federal Signal Corporation	21,992	472,828
Franklin Electric Company Incorporated	14,708	680,980
Freightcar America Incorporated	4,595	77,058
Gencor Industries Incorporated †	3,211	57,798
Global Brass & Copper Holdings Incorporated	8,369	289,567
Graham Corporation	3,761	74,618
Hardinge Incorporated	4,359	74,365
Hillenbrand Incorporated	22,235	1,012,804
Hurco Companies Incorporated	2,368	105,613
Hyster Yale Materials	2,836	240,578
John Bean Technologies Corporation	11,789	1,411,733
Kadant Incorporated	4,064	415,747
Lindsay Manufacturing Company	3,887	364,717
Lydall Incorporated †	6,183	340,374
Manitex International Incorporated †	5,463	45,398
Meritor Incorporated †	32,169	803,582
Milacron Holdings Corporation †	14,517	255,935
Miller Industries Incorporated	4,356	121,532
Mueller Industries Incorporated	21,529	783,656

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Machinery (continued)

NN Incorporated	9,851	$275,335
Omega Flex Incorporated	1,431	92,414
Park Ohio Holdings Corporation	3,388	157,542
RBC Bearings Incorporated †	8,946	1,193,844
REV Group Incorporated	5,537	151,215
Spartan Motors Incorporated	11,217	178,911
SPX Corporation †	15,734	501,757
Standex International Corporation	4,735	506,645
Tennant Company	6,473	425,923
The Greenbrier Companies Incorporated	10,255	512,750
Titan International Incorporated	18,913	226,389
Twin Disc Incorporated †	3,707	104,167
Wabash National Corporation	22,311	449,567
Watts Water Technologies Incorporated	10,331	768,626
Welbilt Incorporated †	53,103	1,191,631

		20,491,432

Marine : 0.09%
Matson Incorporated	16,169	471,650

Professional Services : 1.44%

Barrett Business Services Incorporated	2,663	176,717
BG Staffing Incorporated	2,885	45,208
CBIZ Incorporated †	19,844	292,699
Cogint Incorporated †	7,662	32,564
CRA International Incorporated	3,132	141,566
Exponent Incorporated	9,566	722,233
Forrester Research Incorporated	3,910	181,620
Franklin Covey Company †	3,759	75,556
FTI Consulting Incorporated †	15,351	660,247
GP Strategies Corporation †	4,876	112,148
Heidrick & Struggles International Incorporated	7,040	176,000
Hill International Incorporated †	16,506	94,084
ICF International Incorporated †	6,970	376,729
Insperity Incorporated	6,904	813,982
Kelly Services Incorporated Class A	11,452	333,826
Kforce Incorporated	9,120	237,120
Mistras Group Incorporated †	6,466	148,395
Navigant Consulting Incorporated †	17,413	334,155
On Assignment Incorporated †	18,537	1,185,627
Resources Connection Incorporated	10,655	171,013
RPX Corporation	17,525	231,155
TriNet Group Incorporated †	15,397	689,170
TrueBlue Incorporated †	15,894	452,184
Willdan Group Incorporated †	2,957	74,930

		7,758,928

Road & Rail : 0.91%

Arcbest Corporation	9,562	361,922
Celadon Group Incorporated	10,629	81,843
Covenant Transport Incorporated Class A†	4,564	136,737
Daseke Incorporated †	7,395	93,843
Heartland Express Incorporated	17,557	401,002
Knight-Swift Transportation Holdings Incorporated	45,669	1,949,153
Marten Transport Limited	14,789	297,998
Roadrunner Transportation Systems Incorporated †	10,287	88,057
Saia Incorporated †	9,643	634,509
Universal Truckload Services	2,015	47,050
Werner Enterprises Incorporated	16,772	640,690
YRC Worldwide Incorporated †	12,418	152,990

		4,885,794

Trading Companies & Distributors : 1.20%

Applied Industrial Technologies Incorporated	13,728	877,906

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Trading Companies & Distributors (continued)

BMC Stock Holdings Incorporated †	22,677	$523,839
CAI International Incorporated †	5,717	195,807
DXP Enterprises Incorporated †	5,971	165,994
GATX Corporation	14,735	930,515
GMS Incorporated †	9,110	339,894
Houston Wire & Cable Company †	6,095	41,446
Huttig Building Products Incorporated †	8,036	54,806
Kaman Corporation	9,948	593,498
Lawson Products Incorporated †	1,712	44,084
Nexeo Solutions Incorporated †	13,731	108,887
Rush Enterprises Incorporated †	11,447	557,583
Siteone Landscape Supply Incorporated †	8,339	623,590
Titan Machinery Incorporated †	6,722	127,718
Univar Incorporated †	37,604	1,107,814
Veritiv Corporation †	4,361	118,837
Willis Lease Finance Corporation †	1,312	34,427

		6,446,645

Information Technology : 13.38%

Communications Equipment : 1.46%

Acacia Communications Incorporated †	6,362	246,082
ADTRAN Incorporated	17,988	415,523
Applied Optoelectronics Incorporated †	6,458	281,956
Black Box Corporation	5,821	20,665
Calamp Corporation †	13,071	298,672
Calix Networks Incorporated †	16,405	108,273
Clearfield Incorporated †	4,529	66,123
Comtech Telecommunications Corporation	8,532	184,888
Digi International Incorporated †	9,959	102,080
Echostar Corporation †	12,984	777,092
Emcore Corporation †	10,126	78,983
Extreme Networks Incorporated †	40,345	518,433
Harmonic Incorporated †	31,444	132,065
Inseego Corporation †	12,033	22,141
KVH Industries Incorporated †	5,372	58,018
Lumentum Holdings Incorporated †	22,846	1,234,826
NETGEAR Incorporated †	12,206	628,609
Oclaro Incorporated †	60,544	431,073
PCTEL Incorporated	6,133	45,016
Plantronics Incorporated	12,414	649,500
Quantenna Communications Incorporated †	4,350	53,201
Tessco Technologies Incorporated	2,372	40,324
Ubiquiti Networks Incorporated †	9,511	635,620
Viavi Solutions Incorporated †	86,977	814,974

		7,844,137

Electronic Equipment, Instruments & Components : 2.27%

Airgain Incorporated †	2,733	25,936
Anixter International Incorporated †	10,597	757,686
AVX Corporation	17,886	324,452
Badger Meter Incorporated	10,671	495,134
Bel Fuse Incorporated Class B	3,584	96,230
Benchmark Electronics Incorporated †	18,561	566,111
Control4 Corporation †	8,452	280,944
CTS Corporation	12,299	335,148
Cui Global Incorporated †	8,337	22,593
Daktronics Incorporated	13,497	129,301
Eplus Incorporated †	5,118	415,582
II-VI Incorporated †	21,602	1,023,935
Insight Enterprises Incorporated †	13,208	515,112
Iteris Incorporated †	10,572	67,767
Itron Incorporated †	14,560	938,392
Kemet Corporation †	14,731	227,152
Kimball Electronics Incorporated †	10,155	211,732
Mesa Laboratories Incorporated	1,222	164,457

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)

Methode Electronics Incorporated	13,102	$617,104
MTS Systems Corporation	6,499	363,294
Napco Security Technologies †	4,663	46,630
OSI Systems Incorporated †	6,878	596,047
Park Electrochemical Corporation	7,247	138,418
PC Connection Incorporated	4,457	122,166
PC Mall Incorporated †	3,292	32,426
Plexus Corporation †	12,632	789,626
Sanmina Corporation †	27,662	940,508
Systemax Incorporated	5,085	155,093
TTM Technologies Incorporated †	34,477	563,009
Vishay Intertechnology Incorporated	50,228	1,099,993
Vishay Precision Group †	4,397	121,797

		12,183,775

Internet Software & Services : 2.37%

2U Incorporated †	16,552	1,060,983
Actua Corporation †	11,491	178,111
Alarm.com Holdings Incorporated †	7,918	324,559
Alteryx Incorporated Class A †	2,633	65,720
Amber Road Incorporated †	7,605	55,821
Angi Homeservices Incorporated Class A †	21,154	244,963
Appfolio Incorporated Class A †	3,542	152,837
Apptio Incorporated Class A †	2,685	59,902
Autoweb Incorporated †	3,983	33,617
Bazaarvoice Incorporated †	28,104	153,167
Blucora Incorporated †	14,880	305,784
Box Incorporated Class A †	25,957	545,876
Brightcove Incorporated †	11,957	88,482
Carbonite Incorporated †	9,084	218,470
Care.com Incorporated †	6,756	128,161
ChannelAdvisor Corporation †	8,798	75,663
Commercehub Incorporated Series C †	10,913	234,193
DHI Group Incorporated †	19,246	35,605
Endurance International Group Holdings †	24,345	227,626
Five9 Incorporated †	18,474	452,798
GoDaddy Incorporated Class A †	10,635	517,393
GTT Communications Incorporated †	11,345	458,905
Instructure Incorporated †	6,253	217,292
Internap Corporation †	7,350	130,895
Limelight Networks Incorporated †	26,601	129,281
Liquidity Services Incorporated †	9,737	55,988
LivePerson Incorporated †	20,594	228,593
Marchex Incorporated Class B †	11,666	38,498
Match Group Incorporated †	16,830	494,802
Mindbody Incorporated Class A †	10,070	328,282
MuleSoft Incorporated Class A †	5,036	115,576
NIC Incorporated	23,922	397,105
Nutanix Incorporated Class A †	13,412	439,914
Ominto Incorporated †	4,143	19,016
Q2 Holdings Incorporated †	11,939	499,647
Quinstreet Incorporated †	11,845	126,623
Quotient Technology Incorporated †	26,784	318,730
Reis Incorporated	2,196	47,653
Shutterstock Incorporated †	6,763	287,360
SPS Commerce Incorporated †	6,515	328,747
Stamps.com Incorporated †	6,144	1,034,650
Synacor Incorporated †	10,554	25,857
Techtarget †	7,497	104,883
The Meet Group Incorporated †	24,276	61,661
The Trade Desk Incorporated †	6,637	326,142
TrueCar Incorporated †	20,553	250,541
Twilio Incorporated Class A †	18,526	493,903
Web.com Group Incorporated †	18,788	432,124
Xo Group Incorporated †	9,236	178,532

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Internet Software & Services (continued)

Yume Incorporated	8,567	$30,499

		12,761,430

IT Services : 1.64%

Black Knight Incorporated †	9,093	408,276
Blackhawk Network Incorporated †	20,634	758,300
Cardtronics Incorporated Class A †	16,723	313,222
Cass Information Systems Incorporated	3,638	247,784
Convergys Corporation	35,170	867,996
CSG Systems International Incorporated	12,354	566,925
Edgewater Technology Incorporated †	3,786	23,700
Everi Holdings Incorporated †	24,722	201,484
Exlservice Holdings Incorporated †	12,155	746,074
Hackett Group Incorporated	8,929	145,811
Information Services Group Incorporated †	11,266	50,922
Luxoft Holding Incorporated †	7,699	396,499
ManTech International Corporation Class A	9,541	486,400
Mattersight Corporation †	9,239	24,945
Moneygram International Incorporated †	9,785	139,338
Perficient Incorporated †	12,973	251,157
Pfsweb Incorproated †	4,355	30,921
Planet Payment Incorproated †	13,845	62,303
Presidio Incorporated †	6,219	96,021
PRGX Global Incorporated †	7,062	53,318
Science Applications International Corporation	13,299	986,786
StarTek Incorporated †	3,914	38,357
Sykes Enterprises Incorporated †	14,914	474,563
TeleTech Holdings Incorporated	5,078	205,659
Travelport Worldwide Limited	46,546	623,251
Unisys Corporation †	19,015	147,366
Virtusa Corporation †	10,278	476,385

		8,823,763

Semiconductors & Semiconductor Equipment : 2.07%

Advanced Energy Industries Incorporated †	15,088	1,131,147
Alpha & Omega Semiconductor †	7,417	130,613
Amkor Technology Incorporated †	33,336	352,362
Axcelis Technologies Incorporated †	11,195	358,240
AXT Incorproated †	14,011	135,206
Brooks Automation Incorporated	25,926	645,298
Cabot Microelectronics Corporation	9,317	897,413
Ceva Incorporated †	8,096	384,560
Cohu Incorporated	9,643	219,475
Cyberoptics Corporation †	2,744	43,630
Diodes Incorporated †	14,120	413,716
DSP Group Incorporated †	7,409	96,687
GSI Technology Incorporated †	5,139	40,958
Ichor Holdings Limited †	2,263	64,292
Impinj Incorporated †	6,091	155,138
IXYS Corporation †	9,308	226,184
MaxLinear Incorporated Class A †	20,059	529,758
Nanometrics Incorporated †	9,032	227,245
Neophotonics Corporation †	13,654	96,943
NVE Corporation	1,826	152,690
PDF Solutions Incorporated †	10,505	190,035
Photronics Incorporated †	25,897	249,906
Pixelworks Incorproated †	9,928	57,086
Power Integrations Incorporated	10,802	847,957
Quicklogic Corporation †	30,362	47,972
Rudolph Technologies Incorporated †	11,195	272,039
Semtech Corporation †	24,970	850,229
Sigma Designs Incorporated †	13,969	81,719
Silicon Laboratories Incorporated †	15,874	1,446,121
Ultra Clean Holdings Incorporated †	11,614	243,662
Xcerra Corporation †	19,562	193,859

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

Xperi Corporation	18,263	$352,476

		11,134,616

Software : 3.07%

8×8 Incorporated †	33,083	466,470
A10 Networks Incorporated †	18,066	144,889
ACI Worldwide Incorporated †	43,914	1,004,752
American Software Incorporated Class A	9,840	127,034
Barracuda Networks Incorporated †	14,207	392,824
Bottomline Technologies (de) Incorporated †	14,840	494,617
CommVault Systems Incorporated †	15,719	847,254
Ebix Incorporated	8,380	647,774
Everbridge Incorporated †	6,685	177,153
Gigamon Incorporated †	12,641	491,103
Globant SA †	8,836	353,440
Glu Mobile Incorporated †	39,893	155,982
MicroStrategy Incorporated Class A †	3,526	482,216
Mitek Systems Incorporated †	11,554	103,986
MobileIron Incorporated †	16,317	63,636
Model N Incorporated †	8,106	131,723
Monotype Imaging Holdings Incorporated	15,252	384,350
Park City Group Incorporated †	4,682	51,502
Paycom Software Incorporated †	17,399	1,426,718
Pegasystems Incorporated	13,681	690,206
Progress Software Corporation	17,446	721,218
PROS Holdings Incorporated †	9,889	248,115
Qad Incorporated Class A	3,603	132,590
Qualys Incorporated †	11,264	663,450
Realnetworks Incorporated †	9,329	38,995
RealPage Incorporated †	21,459	973,166
RingCentral Incorporated Class A †	21,190	999,109
Rosetta Stone Incorporated †	7,506	91,498
Seachange International Incorporated †	13,360	35,805
Silver Spring Networks Incorporated †	14,751	237,049
Synchronoss Technologies Incorporated †	15,855	159,184
TeleNav Incorporated †	11,433	62,882
The Rubicon Project Incorporated †	9,008	16,214
Tivo Corporation	44,900	799,220
Upland Software Incorproated †	2,383	55,858
Vasco Data Security International Incorporated †	11,767	157,678
Verint Systems Incorporated †	23,184	1,014,300
Workiva Incorporated †	8,377	182,200
Zix Corporation †	20,246	89,082
Zynga Incorporated Class A †	288,199	1,181,616

		16,496,858

Technology Hardware, Storage & Peripherals : 0.50%

Avid Technology Incorporated †	13,710	92,268
CPI Card Group Incorproated	19,196	16,896
Diebold Nixdorf Incorporated	24,811	476,371
Eastman Kodak Company †	7,564	24,961
Electronics For Imaging Incorporated †	17,249	530,579
Intevac Incorporated †	6,492	48,365
Pure Storage Incorporated Class A †	28,413	525,072
Quantum Corporation †	96,330	499,953
Super Micro Computer Incorporated †	14,522	320,210
Usa Technologies Incorporated †	15,063	131,048

		2,665,723

Materials : 4.24%

Chemicals : 2.09%

Advanced Emissions Solutions	7,790	70,032
Advansix Incorporated †	11,068	476,477

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Chemicals (continued)

American Vanguard Corporation	9,829	$195,597
Calgon Carbon Corporation	19,031	411,070
Chase Corporation	2,747	346,946
Codexis Incorporated †	15,708	108,385
Core Molding Technologies Incorporated	2,818	60,643
Futurefuel Corporation	8,796	132,028
GCP Applied Technologies Incorporated †	26,281	860,703
Hawkins Incorporated	3,739	143,391
HB Fuller Company	18,876	1,067,815
Ingevity Corporation †	16,040	1,276,624
Innophos Holdings Incorporated	7,212	334,132
Innospec Incorporated	9,286	663,020
KMG Chemicals Incorporated	3,433	186,721
Kooper Holdings Incorporated †	7,598	379,140
Kraton Performance Polymers Incorporated †	11,721	551,473
Kronos Worldwide Incorporated	7,691	214,656
Omnova Solutions Incorporated †	15,974	170,922
Quaker Chemical Corporation	4,898	807,092
Rayonier Advanced Materials	16,332	306,878
Stepan Company	7,470	620,832
Trecora Resources †	7,481	93,887
Tredegar Corporation	10,979	216,286
Trinseo SA	16,533	1,220,135
Valvoline Incorporated	12,846	316,782

		11,231,667

Construction Materials : 0.11%

Forterra Incorporated †	7,173	70,582
United States Lime & Mineral	752	64,183
US Concrete Incorporated †	5,638	455,832

		590,597

Containers & Packaging : 0.30%

Greif Incorporated Class A	9,593	523,490
Myers Industries Incorporated	10,687	228,167
Silgan Holdings Incorporated	27,589	796,770
UFP Technologies Incorporated †	2,478	68,269

		1,616,696

Metals & Mining : 1.08%

Cleveland Cliffs Incorporated †	110,807	737,975
Commercial Metals Company	43,902	871,016
Compass Minerals International Incorporated	12,783	891,614
Gold Resource Corporation	20,874	83,079
Haynes International Incorporated	4,741	151,902
Hecla Mining Company	149,941	560,779
Kaiser Aluminum Corporation	6,492	628,815
Materion Corporation	7,509	367,190
Olympic Steel Incorporated	3,630	72,310
Ryerson Holding Corporation †	6,243	57,748
Schnitzer Steel Industry	9,689	282,919
Suncoke Energy Incorporated †	24,456	278,554
Synalloy Corporation	3,147	40,596
Universal Stainless & Alloy †	2,891	61,231
Worthington Industries Incorporated	17,075	710,320

		5,796,048

Paper & Forest Products : 0.66%

Boise Cascade Company	14,291	550,204
Clearwater Paper Corporation †	6,064	287,737
Domtar Corporation	23,590	1,137,510
Neenah Paper Incorporated	6,287	562,058
PH Glatfelter Company	16,427	341,517
Schweitzer-Mauduit International Incorporated	11,353	513,950

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Shares	Value
Paper & Forest Products (continued)

Verso Corporation Class A †	12,664	$144,750

		3,537,726

Real Estate : 7.22%

Equity REITs : 6.62%

Agree Realty Corporation	9,572	473,240
Alexander & Baldwin Incorporated	24,739	718,915
Alexander S REIT Incorporated	819	346,421
American Assets Trust Incorporated	15,336	603,625
Armada Hoffler Properties Incorporated	14,066	217,320
Ashford Hospitality Prime Incorporated	11,775	108,448
Ashford Hospitality Trust Incorporated	34,575	225,083
Bluerock Residential Growth REIT Incorporated	9,066	102,264
Brandywine Realty Trust	66,602	1,147,552
CareTrust REIT Incorporated	25,291	460,802
Catchmark Timber Trust Incorporated Class A	14,837	195,700
CBL & Associates Properties Incorporated	63,851	359,481
Cedar Shopping Centers Incorporated	32,132	191,828
Chatham Lodging Trust	14,447	327,802
Chesapeake Lodging Trust	22,594	651,611
Community Healthcare Trust Incorporated	4,695	127,986
CorEnergy Infrastructure Trust Incorporated	4,542	161,922
DiamondRock Hospitality	76,957	861,149
Easterly Government Properties Incorporated	13,994	296,533
EastGroup Properties Incorporated	12,526	1,178,446
Farmland Partners REIT Incorporated	11,834	105,914
Four Corners Property Trust Incorporated	22,871	596,933
Franklin Street Properties Corporation	40,430	440,283
Getty Realty Corporation	10,210	290,577
Gladstone Commercial Corporation	9,415	215,039
Gladstone Land REIT Corporation	3,707	49,674
Global Medical REIT Incorporated	5,840	55,714
Global Net Lease Incorporated	25,450	550,484
Government Properties Income	26,582	495,754
Hersha Hospitality Trust	15,702	275,570
Independence Realty Trust Incorporated	26,430	273,022
InfraReit Incorporated	15,148	319,926
Investors Real Estate Trust	46,854	283,935
iStar Financial Incorporated †	26,426	303,899
Jernigan Capital Incorporated	2,984	61,620
Kite Realty Group Trust	31,952	614,437
Lexington Corporate Properties Trust	71,893	752,001
LTC Properties Incorporated	14,898	682,924
Mack-Cali Realty Corporation	31,466	696,343
Medequities Realty Trust Incorporated	10,328	115,777
MGM Growth Properties LLC Class A	22,121	647,703
Monmouth Real Estate Investment Corporation	25,391	453,483
National Storage Affiliates	16,852	448,937
New Senior Investment Group Incorporated	31,186	255,725
New York REIT Incorporated	65,827	331,768
Nexpoint Residential	6,693	188,341
One Liberty Properties Incorporated	5,721	152,865
Pebblebrook Hotel Trust	27,500	1,057,925
Pennsylvania Real Estate Investment Trust	25,884	287,054
Potlatch Corporation	15,267	787,777
Preferred Apartment Communities Incorporated Series A	10,280	218,553
PS Business Parks Incorporated	7,509	995,393
QTS Realty Trust Incorporated Class A	15,824	880,764
Quality Care Properties Incorporated †	36,144	530,955
Ramco-Gershenson Properties Trust	29,837	429,951
Retail Opportunity Investment Corporation	41,348	809,180
Rexford Industrial Realty Incorporated	25,314	794,100
Ryman Hospitality Properties Incorporated	16,729	1,162,331
Sabra Health Care REIT Incorporated	60,379	1,161,692
Saul Centers Incorporated	4,720	304,629
Select Income REIT	24,442	613,250

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Equity REITs (continued)

Seritage Growth Property Class A	9,541	$388,319
STAG Industrial Incorporated	31,421	889,214
Summit Hotel Properties Incorporated	36,173	546,574
Terreno Realty Corporation	17,808	669,581
Tier Incorporated	18,302	366,589
UMH Properties Incorporated	10,203	157,024
Universal Health Realty Income Trust	4,899	366,739
Urban Edge Properties	36,556	934,006
Urstadt Biddle Properties Incorporated	11,344	269,080
Washington Prime Group Incorporated	71,148	505,862
Washington Real Estate Investment Trust	28,641	925,677
Wheeler Real Estate Investme REIT	3,383	34,811
Whitestone REIT	10,959	161,864
Xenia Hotels & Resorts Incorporated	41,409	910,584

		35,574,254

Real Estate Management & Development : 0.60%

Altisource Portfolio Solutions SA †	4,266	113,732
Consolidated-Tomoka Land Company	1,581	96,963
Forestar Group Incorproated †	16,377	364,388
FRP Holdings Incorporated †	2,478	113,121
Griffin Industrial Realty Incorporated	1,607	58,656
HFF Incorporated Class A	13,502	609,480
Kennedy Wilson Holdings Incorporated	36,727	703,322
Marcus & Millichap Incorporated †	6,324	202,115
Maui Land & Pineapple Company Incorporated †	2,373	38,443
Re/max Holdings Incorporated Class A	6,712	358,085
Stratus Properties Incorporated	2,380	74,256
The RMR Group Incorporated Class A	2,671	160,928
The St. Joe Company †	18,674	351,071

		3,244,560

Telecommunication Services : 1.04%

Diversified Telecommunication Services : 0.79%

Alaska Comm Systems Group †	19,821	41,426
ATN International Incorporated	4,020	240,235
Cincinnati Bell Incorporated †	15,608	338,694
Cogent Communications Group Incorporated	15,694	735,264
Consolidated Communications Holdings Incorporated	25,510	360,711
Frontier Communications Corporation	29,226	248,421
General Communication Incorporated Class A †	8,652	345,301
Hawaiian Telcom Holdco Incorporated †	2,266	71,492
IDT Corporation Class B	6,613	103,361
Intelsat SA †	14,075	50,248
Iradium Communications Incorporated †	31,619	390,495
Ooma Incorporated †	6,064	67,007
ORBCOMM Incorporated †	25,474	274,100
Vonage Holdings Corporation †	74,005	753,371
Windstream Holdings Incorporated	74,171	195,070

		4,215,196

Wireless Telecommunication Services : 0.25%

Boingo Wireless Incorporated †	14,447	356,841
Shenandoah Telecommunications Company	17,386	666,753
Spok Holdings Incorporated	7,599	132,983
United States Cellular Corporation †	5,474	207,136

		1,363,713

Utilities : 2.53%

Electric Utilities : 0.94%

Avangrid Incorporated	21,042	1,116,699
El Paso Electric Company	15,021	914,779

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name			Shares	Value
Electric Utilities (continued)

Genie Energy Limited Class B			6,058	$26,231
MGE Energy Incorporated			13,148	867,768
Otter Tail Corporation			14,878	718,607
PNM Resources Incorporated			29,811	1,356,401
Spark Energy Incorporated Class A			4,313	53,913

				5,054,398

Gas Utilities : 0.43%

Chesapeake Utilities Corporation			5,864	501,665
Northwest Natural Gas Company			10,643	735,963
RGC Resources Incorporated			2,485	66,176
South Jersey Industries Incorporated			29,880	1,011,737

				2,315,541

Independent Power & Renewable Electricity Producers : 0.33%

8point3 Energy Partners LP			10,581	159,350
NRG Yield Incorporated Class C			23,587	449,332
Ormat Technologies Incorporated			15,298	1,002,784
TerraForm Global Incorporated Class A †			30,535	143,515

				1,754,981

Multi-Utilities : 0.28%

Avista Corporation			23,956	1,244,275
Unitil Corporation			5,306	277,185

				1,521,460

Water Utilities : 0.55%

American States Water Company			13,661	788,103
Aquaventure Holdings Limited †			4,306	66,011
Artesian Resources Corporation Class A			3,087	130,704
California Water Service Group			18,122	826,363
Connecticut Water Service Incorporated			4,332	274,259
Middlesex Water Company			6,104	281,516
SJW Corporation			6,436	438,485
York Water Company			4,914	182,555

				2,987,996

Total Common Stocks (Cost $476,303,428)				524,031,578

		Yield
Short-Term Investments : 2.03%

Investment Companies : 2.03%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00%	10,885,708	10,885,708

Total Short-Term Investments (Cost $10,885,708)				10,885,708

Total investments in securities (Cost $487,189,136)	99.52%			534,917,286

Other assets and liabilities, net	0.48			2,597,868

Total net assets	100.00%			$537,515,154

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 Index	328	12/15/2017	$24,928,658	$25,344,560	$415,902	$0

As of November 30, 2017, the Fund had segregated $1,880,000 as cash collateral for these open futures contracts.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	0	640,033,934	629,148,226	10,885,708	$10,885,708	2.03%

Wells Fargo Factor Enhanced Small Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$80,907,127	$0	$0	$80,907,127
Consumer staples	19,146,209	0	0	19,146,209
Energy	14,566,185	0	0	14,566,185
Financials	110,981,567	0	0	110,981,567
Health care	64,218,368	0	0	64,218,368
Industrials	81,496,987	0	0	81,496,987
Information technology	71,910,302	0	0	71,910,302
Materials	22,772,734	0	0	22,772,734
Real estate	38,818,814	0	0	38,818,814
Telecommunication services	5,578,909	0	0	5,578,909
Utilities	13,634,376	0	0	13,634,376
Short-term investments
Investment companies	10,885,708	0	0	10,885,708

	534,917,286	0	0	534,917,286
Futures contracts	1,926	0	0	1,926

Total assets	$534,919,212	$0	$0	$534,919,212

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo High Yield Corporate Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 93.97%

Affiliated Master Portfolios : 93.97%

Wells Fargo High Yield Corporate Bond Portfolio		$9,454

Total Investment Companies (Cost $9,527)		9,454

Total investments in securities (Cost $9,527)	93.97%	9,454

Other assets and liabilities, net	6.03	607

Total net assets	100.00%	$10,061

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo High Yield Corporate Bond Portfolio	0	%*	0	%*	$9,454	93.97%

*	The amount owned is less than 0.05%.

Wells Fargo High Yield Corporate Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of November 30, 2017, the Fund owns 0.01% of Wells Fargo High Yield Corporate Bond Portfolio, the affiliated Master Portfolio, which seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses.

Securities valuation

All investment are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2017, the affiliated Master Portfolio valued at $9,454 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 80.02%

Consumer Discretionary : 19.58%

Auto Components : 1.60%

Allison Transmission Incorporated 144A	4.75%	10-1-2027	$200,000	$201,750
American Axle & Manufacturing Incorporated 144A	6.50	4-1-2027	300,000	309,750
Dana Incorporated	6.00	9-15-2023	300,000	315,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	300,000	311,250
ZF North America Capital Incorporated 144A	4.50	4-29-2022	200,000	211,750
ZF North America Capital Incorporated 144A	4.75	4-29-2025	400,000	426,152

				1,775,652

Automobiles : 0.17%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	190,940

Distributors : 0.36%

Ahern Rentals Incorporated 144A	7.38	5-15-2023	200,000	189,250
American Tire Distributors Holdings Incorporated 144A	10.25	3-1-2022	200,000	204,500

				393,750

Diversified Consumer Services : 1.13%

APX Group Incorporated	7.63	9-1-2023	200,000	211,500
APX Group Incorporated	7.88	12-1-2022	200,000	214,000
Hertz Corporation	6.75	4-15-2019	300,000	300,000
Laureate Education Incorporated 144A	8.25	5-1-2025	200,000	211,624
Service Corporation International	5.38	5-15-2024	300,000	315,750

				1,252,874

Hotels, Restaurants & Leisure : 3.83%

Boyd Gaming Corporation	6.88	5-15-2023	200,000	213,250
ClubCorp Holdings Incorporated 144A	8.50	9-15-2025	200,000	197,000
CRC Escrow Issuer LLC 144A	5.25	10-15-2025	400,000	400,000
Diamond Resorts International Incorporated 144A	7.75	9-1-2023	300,000	325,500
Golden Nugget Incorporated 144A	8.75	10-1-2025	200,000	208,000
Hilton Worldwide Finance LLC	4.88	4-1-2027	300,000	316,230
International Game Technology plc 144A	5.63	2-15-2020	300,000	315,375
Jack Ohio Finance LLC 144A	6.75	11-15-2021	200,000	211,250
KFC Holding Company 144A	4.75	6-1-2027	300,000	307,020
KFC Holding Company 144A	5.00	6-1-2024	300,000	314,250
MGM Resorts International Company	4.63	9-1-2026	200,000	204,000
MGM Resorts International Company	8.63	2-1-2019	400,000	425,480
RHP Hotel Property/RHP Finance Company	5.00	4-15-2021	200,000	203,500
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	203,500
Wynn Las Vegas LLC 144A	5.50	3-1-2025	400,000	413,120

				4,257,475

Household Durables : 1.73%

Lennar Corporation	4.50	6-15-2019	300,000	307,500
Lennar Corporation	4.88	12-15-2023	200,000	210,000
Pulte Group Incorporated	4.25	3-1-2021	200,000	207,420
Pulte Group Incorporated	6.38	5-15-2033	200,000	224,000
Standard Pacific Corporation	8.38	1-15-2021	200,000	231,250
Tempur Sealy International Incorporated	5.63	10-15-2023	200,000	208,000
Toll Brothers Finance Corporation	5.88	2-15-2022	300,000	328,500
TRI Pointe Group Incorporated	4.88	7-1-2021	200,000	209,500

				1,926,170

Internet & Direct Marketing Retail : 0.73%

Netflix Incorporated 144A	4.88	4-15-2028	500,000	493,125

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Internet & Direct Marketing Retail (continued)

Netflix Incorporated	5.38%	2-1-2021	$300,000	$318,000

				811,125

Leisure Products : 0.40%
Scientific Games Company	10.00	12-1-2022	400,000	440,500

Media : 6.99%

Altice US Finance I Corporation 144A	5.38	7-15-2023	400,000	407,000
AMC Entertainment Holdings Incorporated	5.75	6-15-2025	200,000	197,000
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	293,625
AMC Networks Incorporated	4.75	8-1-2025	300,000	297,750
CCO Holdings LLC	5.75	9-1-2023	300,000	309,000
CCO Holdings LLC 144A	5.88	5-1-2027	500,000	519,900
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	200,000	200,750
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	300,000	319,500
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	400,000	404,500
Clear Channel Worldwide Holdings Incorporated	7.63	3-15-2020	300,000	297,000
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	202,750
CSC Holdings LLC 144A	10.13	1-15-2023	200,000	226,250
DISH DBS Corporation	5.88	11-15-2024	600,000	602,880
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	304,500
iHeartCommunications Incorporated	11.25	3-1-2021	200,000	143,500
Lamar Media Corporation	5.00	5-1-2023	200,000	206,000
Neptune Finco Corporation 144A	10.88	10-15-2025	300,000	355,038
Nielsen Finance LLC 144A	5.00	4-15-2022	400,000	411,740
Outfront Media Capital Corporation	5.63	2-15-2024	300,000	315,000
Sinclair Television Group Incorporated	6.13	10-1-2022	200,000	207,500
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	200,000	205,500
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	200,000	209,500
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	200,000	212,250
TEGNA Incorporated	6.38	10-15-2023	300,000	315,750
Univision Communications Incorporated 144A	5.13	5-15-2023	400,000	400,000
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	200,000	195,000

				7,759,183

Multiline Retail : 1.03%

Claire’s Stores Incorporated 144A	9.00	3-15-2019	200,000	124,500
Dollar Tree Incorporated	5.75	3-1-2023	400,000	418,500
JC Penney Corporation Incorporated	5.65	6-1-2020	400,000	370,000
Neiman Marcus Group Limited 144A	8.00	10-15-2021	200,000	115,500
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	200,000	109,000

				1,137,500

Specialty Retail : 1.63%

Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	103,125
L Brands Incorporated	5.63	10-15-2023	300,000	322,875
L Brands Incorporated	6.88	11-1-2035	200,000	202,000
L Brands Incorporated	7.00	5-1-2020	300,000	328,500
New Albertsons Incorporated	7.45	8-1-2029	200,000	166,750
Penske Auto Group Incorporated	5.75	10-1-2022	300,000	309,000
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	200,000	200,000
Staples Incorporated 144A	8.50	9-15-2025	200,000	181,000

				1,813,250

Textiles, Apparel & Luxury Goods : 0.18%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	203,250

Consumer Staples : 3.31%

Beverages : 0.19%
Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	206,100

2

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing : 0.72%

Albertsons Companies LLC	5.75%	3-15-2025	$300,000	$266,910
Fresh Market Incorporated 144A	9.75	5-1-2023	300,000	168,000
Rite Aid Corporation 144A	6.13	4-1-2023	400,000	370,000

				804,910

Food Products : 1.47%

B&G Foods Incorporated	4.63	6-1-2021	200,000	203,060
JBS USA Finance Incorporated 144A	7.25	6-1-2021	400,000	408,752
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	210,500
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	200,000	209,900
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	209,500
Post Holdings Incorporated 144A	5.00	8-15-2026	400,000	396,500

				1,638,212

Household Products : 0.38%

HRG Group Incorporated	7.75	1-15-2022	200,000	207,700
Spectrum Brands Incorporated	5.75	7-15-2025	200,000	210,000

				417,700

Personal Products : 0.55%

Avon Products Incorporated	6.60	3-15-2020	300,000	286,500
First Quality Finance Company 144A	4.63	5-15-2021	200,000	201,280
Revlon Consumer Products Corporation	6.25	8-1-2024	200,000	121,000

				608,780

Energy : 15.27%

Energy Equipment & Services : 1.06%

Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	243,750
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	206,060
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	200,000	107,500
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	207,634
SESI LLC	7.13	12-15-2021	200,000	204,250
Targa Resources Partners Company	5.25	5-1-2023	200,000	205,000

				1,174,194

Oil, Gas & Consumable Fuels : 14.21%

Andeavor Logistics LP	6.25	10-15-2022	200,000	212,460
Antero Resources Corporation	5.13	12-1-2022	200,000	205,000
Antero Resources Corporation	5.63	6-1-2023	200,000	208,500
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	400,000	434,000
California Resources Corporation 144A	8.00	12-15-2022	200,000	148,000
Calumet Specialty Product Company	6.50	4-15-2021	400,000	398,500
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	200,000	204,750
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	300,000	325,125
Cheniere Energy Incorporated 144A	5.25	10-1-2025	400,000	410,500
Chesapeake Energy Corporation	5.75	3-15-2023	300,000	276,000
Chesapeake Energy Corporation	6.63	8-15-2020	300,000	313,500
Comstock Resources Incorporated	10.00	3-15-2020	200,000	206,250
CONSOL Energy Incorporated	8.00	4-1-2023	200,000	213,500
Continental Resources Incorporated	5.00	9-15-2022	400,000	407,500
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	207,000
DCP Midstream Operating LLC 144A	4.75	9-30-2021	200,000	205,500
DCP Midstream Operating LLC 144A	5.35	3-15-2020	200,000	207,000
DCP Midstream Operating LLC (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	186,000
Denbury Resources Incorporated 144A	9.00	5-15-2021	400,000	386,000
Energy Transfer Equity LP	4.25	3-15-2023	200,000	201,500
Energy Transfer Equity LP	5.88	1-15-2024	200,000	214,000
EP Energy LLC/Everest Acquisition Finance Incorporated 144A	8.00	11-29-2024	300,000	300,000
Genesis Energy LP	6.75	8-1-2022	400,000	413,380
Gulfport Energy Corporation	6.00	10-15-2024	300,000	301,125

3

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)

Laredo Petroleum Incorporated	5.63%	1-15-2022	$400,000	$404,884
Matador Resources Company	6.88	4-15-2023	200,000	211,000
Murphy Oil Corporation	5.75	8-15-2025	200,000	206,500
Murphy Oil Corporation	6.88	8-15-2024	200,000	215,250
Murray Energy Corporation 144A	11.25	4-15-2021	300,000	166,500
Nabors Industries Incorporated	5.00	9-15-2020	200,000	201,750
Nabors Industries Incorporated	5.10	9-15-2023	200,000	189,500
Newfield Exploration Company	5.63	7-1-2024	200,000	216,000
Newfield Exploration Company	5.75	1-30-2022	200,000	213,750
NGL Energy Partners LP	6.13	3-1-2025	200,000	194,000
NuStar Logistics LP Company	6.75	2-1-2021	200,000	213,750
Oasis Petroleum Incorporated	6.88	3-15-2022	200,000	203,750
Parsley Energy LLC 144A	5.38	1-15-2025	300,000	303,750
PBF Holding Company LLC	7.00	11-15-2023	200,000	210,000
Pride International Incorporated	6.88	8-15-2020	200,000	208,500
Pride International Incorporated	7.88	8-15-2040	200,000	160,500
QEP Resources Incorporated	5.25	5-1-2023	400,000	405,000
Range Resources Corporation	4.88	5-15-2025	500,000	487,500
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	200,000	209,500
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	100,000	112,625
Rowan Companies Incorporated	4.88	6-1-2022	300,000	286,404
RSP Permian Incorporated	5.25	1-15-2025	200,000	204,000
Sable Permian Resources 144A	7.38	11-1-2021	200,000	157,000
Sanchez Energy Corporation	7.75	6-15-2021	300,000	284,250
SemGroup Corporation 144A	6.38	3-15-2025	200,000	199,500
SM Energy Corporation	5.63	6-1-2025	300,000	288,750
Southwestern Energy Company	4.10	3-15-2022	200,000	196,500
Southwestern Energy Company	7.75	10-1-2027	200,000	214,000
Suburban Propane Partners LP	5.50	6-1-2024	200,000	198,000
Sunoco LP / Sunoco Finance Corporation	6.38	4-1-2023	400,000	422,500
Tallgrass Energy Partner LP 144A	5.50	1-15-2028	200,000	206,000
Targa Resources Partners LP	4.25	11-15-2023	400,000	394,000
Ultra Resources Incorporated 144A	6.88	4-15-2022	300,000	302,850
Vine Oil & Gas LP 144A	8.75	4-15-2023	200,000	197,000
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	201,000
Williams Companies Incorporated	3.70	1-15-2023	500,000	500,000
WPX Energy Incorporated	6.00	1-15-2022	200,000	206,000

				15,776,853

Financials : 6.32%

Banks : 0.39%

CIT Group Incorporated	5.00	8-15-2022	200,000	213,750
CIT Group Incorporated	5.00	8-1-2023	200,000	215,240

				428,990

Capital Markets : 0.80%

Blue Cube Spinco Incorporated	10.00	10-15-2025	300,000	364,500
Jefferies Finance LLC 144A	7.50	4-15-2021	300,000	312,000
MSCI Incorporated 144A	5.25	11-15-2024	200,000	211,500

				888,000

Consumer Finance : 2.31%

Ally Financial Incorporated	3.50	1-27-2019	200,000	202,000
Ally Financial Incorporated	4.63	3-30-2025	200,000	212,000
Ally Financial Incorporated	5.75	11-20-2025	400,000	438,496
Navient Corporation	4.88	6-17-2019	200,000	204,500
Navient Corporation	5.00	10-26-2020	600,000	611,250
Navient Corporation	5.88	3-25-2021	200,000	208,522
Navient Corporation	6.75	6-25-2025	200,000	206,000
Opal Acquisition Incorporated 144A	10.00	10-1-2024	200,000	172,000
Springleaf Finance Corporation	6.00	6-1-2020	300,000	313,875

				2,568,643

4

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 1.57%

Argos Merger Incorporated 144A	7.13%	3-15-2023	$200,000	$146,000
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	203,375
GLP Capital LP/GLP Financing II Incorporated	5.38	4-15-2026	400,000	431,748
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	203,000
Prime Services Company 144A	9.25	5-15-2023	300,000	331,125
Transocean Incorporated 144A	9.00	7-15-2023	400,000	432,000

				1,747,248

Insurance : 0.79%

Alliant Holdings International LLC 144A	8.25	8-1-2023	200,000	209,500
Genworth Holdings Incorporated	6.50	6-15-2034	300,000	253,500
HUB International Limited 144A	7.88	10-1-2021	200,000	208,000
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	200,000	202,500

				873,500

Real Estate Management & Development : 0.27%
Realogy Group LLC 144A	4.50	4-15-2019	300,000	306,000

Thrifts & Mortgage Finance : 0.19%

Ladder Cap Finance LLP/Corporation 144A	5.25	3-15-2022	200,000	206,500

Health Care : 7.11%

Health Care Equipment & Supplies : 0.54%

Crimson Incorporated 144A	6.63	5-15-2022	500,000	495,000
Hologic Incorporated 144A	5.25	7-15-2022	100,000	104,375

				599,375

Health Care Providers & Services : 6.17%

Acadia Healthcare Company Incorporated	5.13	7-1-2022	200,000	199,778
Centene Corporation	6.13	2-15-2024	400,000	428,000
Community Health Systems Incorporated	6.25	3-31-2023	400,000	374,000
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	300,000	305,250
Envision Healthcare Corporation	5.63	7-15-2022	400,000	407,000
HCA Incorporated	5.50	6-15-2047	200,000	202,500
HCA Incorporated	3.75	3-15-2019	300,000	303,750
HCA Incorporated	7.50	2-15-2022	500,000	564,450
HealthSouth Corporation	5.75	11-1-2024	400,000	409,500
Jaguar Holding Company II / Pharmaceutical Product Development LLC 144A	6.38	8-1-2023	200,000	206,000
Kindred Healthcare Incorporated	6.38	4-15-2022	300,000	283,500
Kindred Healthcare Incorporated	8.75	1-15-2023	200,000	200,000
LifePoint Health Incorporated	5.38	5-1-2024	200,000	196,000
LifePoint Hospitals Incorporated	5.50	12-1-2021	200,000	202,250
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	322,125
MPT Operating Partnership LP	6.38	3-1-2024	300,000	324,000
Polaris Intermediate Corporation 144A	8.50	12-1-2022	300,000	313,500
Quorum Health Corporation	11.63	4-15-2023	200,000	189,500
Tenet Healthcare Corporation 144A	4.63	7-15-2024	700,000	689,500
Tenet Healthcare Corporation 144A	7.50	1-1-2022	200,000	211,000
Tenet Healthcare Corporation	8.13	4-1-2022	300,000	297,000
Vizient Incorporated 144A	10.38	3-1-2024	200,000	226,000

				6,854,603

Health Care Technology : 0.19%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	207,000

Pharmaceuticals : 0.21%
Endo Finance LLC 144A	5.38	1-15-2023	300,000	234,000

5

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 6.46%

Aerospace & Defense : 1.55%

Alcoa Incorporated	6.75%	1-15-2028	$500,000	$586,280
KLX Incorporated 144A	5.88	12-1-2022	200,000	209,000
Orbital ATK Incorporated	5.50	10-1-2023	200,000	211,500
TransDigm Group Incorporated	6.00	7-15-2022	300,000	309,375
TransDigm Group Incorporated	6.50	7-15-2024	200,000	204,500
Triumph Group Incorporated	5.25	6-1-2022	200,000	195,750

				1,716,405

Air Freight & Logistics : 0.19%
XPO Logistics Incorporated 144A	6.13	9-1-2023	200,000	211,250

Building Products : 0.19%
Standard Industries Incorporated 144A	5.50	2-15-2023	200,000	210,000

Commercial Services & Supplies : 1.44%

ADT Corporation	3.50	7-15-2022	200,000	199,250
ADT Corporation 144A	4.88	7-15-2032	200,000	189,708
Aramark Services Incorporated	4.75	6-1-2026	300,000	310,875
BWAY Holding Company 144A	7.25	4-15-2025	300,000	310,875
Covanta Holding Corporation	5.88	3-1-2024	200,000	202,000
West Corporation 144A	8.50	10-15-2025	400,000	389,500

				1,602,208

Construction & Engineering : 0.77%

AECOM	5.88	10-15-2024	300,000	326,250
United Rentals North America Incorporated	5.50	7-15-2025	500,000	531,875

				858,125

Electrical Equipment : 0.20%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	217,000

Machinery : 0.66%

BlueLine Rental Finance Corporation 144A	9.25	3-15-2024	300,000	324,750
Gates Global LLC 144A	6.00	7-15-2022	200,000	204,560
Xerium Technologies Incorporated	9.50	8-15-2021	200,000	203,500

				732,810

Metals & Mining : 0.19%
AK Steel Corporation	7.63	10-1-2021	200,000	207,000

Road & Rail : 0.53%

Avis Budget Car Rental LLC 144A	5.13	6-1-2022	400,000	402,500
The Hertz Corporation	6.25	10-15-2022	200,000	191,000

				593,500

Trading Companies & Distributors : 0.74%

Aircastle Limited	4.13	5-1-2024	200,000	205,468
Ashtead Capital Incorporated 144A	4.38	8-15-2027	200,000	203,874
HD Supply Incorporated 144A	5.75	4-15-2024	300,000	319,500
Herc Rentals Incorporated 144A	7.50	6-1-2022	89,000	95,898

				824,740

Information Technology : 6.32%

Communications Equipment : 0.62%

CommScope Technologies Finance LLC 144A	5.00	3-15-2027	500,000	503,745
Riverbed Technology Incorporated 144A	8.88	3-1-2023	200,000	188,250

				691,995

6

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components : 0.56%

Anixter International Incorporated	5.13%	10-1-2021	$200,000	$211,585
CDW LLC / CDW Finance Corporation	5.00	9-1-2023	200,000	209,000
Ingram Micro Incorporated	5.00	8-10-2022	200,000	199,465

				620,050

Internet Software & Services : 1.70%

Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	400,000	410,000
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	321,750
Sabre GLBL Incorporated 144A	5.38	4-15-2023	200,000	208,000
VeriSign Incorporated	5.25	4-1-2025	300,000	326,625
Zayo Group LLC	6.00	4-1-2023	200,000	208,500
Zayo Group LLC	6.38	5-15-2025	200,000	211,500
Zayo Group LLC 144A	5.75	1-15-2027	200,000	206,000

				1,892,375

IT Services : 0.87%

Alliance Data Systems Company 144A	5.88	11-1-2021	200,000	204,500
Conduent Business Services LLC 144A	10.50	12-15-2024	200,000	233,500
First Data Corporation 144A	7.00	12-1-2023	500,000	529,063

				967,063

Semiconductors & Semiconductor Equipment : 0.28%
Micron Technology Incorporated	5.50	2-1-2025	300,000	316,590

Software : 1.14%

BMC Software Finance Incorporated 144A	8.13	7-15-2021	200,000	202,438
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	200,000	200,750
Nuance Communications Company	6.00	7-1-2024	200,000	214,000
Solera LLC / Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	225,000
Symantec Corporation 144A	5.00	4-15-2025	200,000	209,500
Veritas US Incorporated / Veritas Bermuda Limited 144A	10.50	2-1-2024	200,000	209,500

				1,261,188

Technology Hardware, Storage & Peripherals : 1.15%

Dell International LLC 144A	5.88	6-15-2021	200,000	208,001
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	200,000	217,006
EMC Corporation	3.38	6-1-2023	300,000	289,347
NCR Corporation	6.38	12-15-2023	200,000	210,750
Western Digital Corporation	10.50	4-1-2024	300,000	348,188

				1,273,292

Materials : 6.43%

Chemicals : 2.37%

Avantor Incorporated 144A	6.00	10-1-2024	600,000	601,500
CF Industries Incorporated	4.95	6-1-2043	200,000	188,500
CF Industries Incorporated	7.13	5-1-2020	300,000	328,875
Chemours Company	6.63	5-15-2023	200,000	211,500
Chemours Company	7.00	5-15-2025	200,000	218,750
Hexion Incorporated	6.63	4-15-2020	400,000	353,000
Huntsman International LLC	4.88	11-15-2020	200,000	209,000
Platform Specialty Products 144A	6.50	2-1-2022	300,000	310,125
Signode Industrial Group LLC 144A	6.38	5-1-2022	200,000	205,750

				2,627,000

Construction Materials : 0.37%

Standard Industries Incorporated 144A	5.00	2-15-2027	200,000	208,000
Summit Materials LLC	6.13	7-15-2023	200,000	209,060

				417,060

7

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging : 1.91%

Ball Corporation	5.25%	7-1-2025	$200,000	$219,000
Berry Plastics Corporation	6.00	10-15-2022	300,000	316,500
BWAY Holding Company 144A	5.50	4-15-2024	100,000	104,250
Crown Americas Capital Corporation IV	4.50	1-15-2023	200,000	208,840
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	206,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	218,500
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	400,000	415,000
Sealed Air Corporation 144A	5.25	4-1-2023	200,000	214,500
Sealed Air Corporation 144A	6.50	12-1-2020	200,000	220,000

				2,122,590

Metals & Mining : 1.78%

Big River Steel LLC 144A	7.25	9-1-2025	200,000	212,500
Freeport-McMoRan Incorporated	5.40	11-14-2034	200,000	194,500
Freeport-McMoRan Incorporated	6.50	11-15-2020	500,000	509,900
Joseph T Ryerson & Son Incorporated 144A	11.00	5-15-2022	200,000	225,400
Steel Dynamics Incorporated 144A	4.13	9-15-2025	200,000	200,500
Steel Dynamics Incorporated	5.25	4-15-2023	200,000	206,060
United States Steel Corporation	6.88	8-15-2025	200,000	206,960
United States Steel Corporation 144A	8.38	7-1-2021	200,000	218,500

				1,974,320

Real Estate : 2.02%

Equity REITs : 1.55%

Equinix Incorporated	5.38	4-1-2023	300,000	309,240
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	203,500
Iron Mountain Incorporated	5.75	8-15-2024	300,000	307,125
IStar Incorporated	5.25	9-15-2022	200,000	202,250
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	302,250
Uniti Group Incorporated / CSL Capital LLC 144A	6.00	4-15-2023	200,000	197,500
Uniti Group Incorporated / CSL Capital LLC	8.25	10-15-2023	200,000	191,500

				1,713,365

Real Estate Management & Development : 0.47%
Icahn Enterprises Company	6.75	2-1-2024	500,000	525,000

Telecommunication Services : 3.32%

Diversified Telecommunication Services : 1.70%

CenturyLink Incorporated	5.63	4-1-2025	300,000	265,350
Embarq Corporation	8.00	6-1-2036	200,000	190,000
Frontier Communications Corporation	8.75	4-15-2022	300,000	223,500
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	331,875
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	200,500
Level 3 Financing Incorporated	5.38	5-1-2025	200,000	200,560
Qwest Capital Funding Company	7.75	2-15-2031	300,000	264,750
Windstream Services Finance Company 144A	6.38	8-1-2023	324,000	208,980

				1,885,515

Wireless Telecommunication Services : 1.62%

SBA Communications Corporation	4.88	7-15-2022	200,000	207,000
Sprint Corporation	6.90	5-1-2019	200,000	210,250
Sprint Corporation	7.25	9-15-2021	500,000	532,500
Sprint Corporation	7.88	9-15-2023	400,000	431,000
T-Mobile USA Incorporated	5.38	4-15-2027	200,000	214,000
T-Mobile USA Incorporated	6.50	1-15-2024	200,000	212,250

				1,807,000

8

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 3.68%

Electric Utilities : 0.73%

FirstEnergy Solutions Company	6.05%	8-15-2021	$200,000	$95,000
Foresight Energy Finance Corporation 144A	11.50	4-1-2023	200,000	162,000
NextEra Energy Incorporated 144A	4.25	9-15-2024	200,000	202,500
PPL Energy Supply LLC	4.60	12-15-2021	200,000	186,000
Talen Energy Supply LLC Company	6.50	6-1-2025	200,000	169,500

				815,000

Electrical Equipment : 0.19%
Wesco Distribution Incorporated	5.38	12-15-2021	200,000	204,500

Gas Utilities : 0.69%

AmeriGas Partners LP / AmeriGas Finance Corporation	5.50	5-20-2025	300,000	304,125
Ferrellgas LP	6.75	6-15-2023	500,000	463,750

				767,875

Independent Power & Renewable Electricity Producers : 2.07%

Calpine Corporation	5.75	1-15-2025	200,000	192,500
Calpine Corporation 144A	6.00	1-15-2022	300,000	309,000
Dynegy Incorporated	5.88	6-1-2023	500,000	516,250
NRG Energy Incorporated	6.63	3-15-2023	200,000	207,420
NRG Energy Incorporated	6.25	5-1-2024	200,000	212,000
NRG Energy Incorporated	7.25	5-15-2026	400,000	440,500
The AES Corporation	5.50	3-15-2024	400,000	419,000

				2,296,670

Total Corporate Bonds and Notes (Cost $89,556,162)				88,853,763

Yankee Corporate Bonds and Notes : 17.93%

Consumer Discretionary : 3.05%

Auto Components : 0.27%
IHO Verwaltungs GmbH 144A	4.50	9-15-2023	300,000	307,125

Automobiles : 0.65%

Fiat Chrysler Automobiles NV	5.25	4-15-2023	300,000	317,280
Jaguar Land Rover Automotive plc 144A	3.50	3-15-2020	200,000	201,500
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	200,000	202,966

				721,746

Hotels, Restaurants & Leisure : 0.39%

1011778 BC Unlimited Liability Company/New Red Finance Incorporated 144A	5.00	10-15-2025	200,000	205,000
International Game Technology 144A	6.50	2-15-2025	200,000	225,250

				430,250

Household Durables : 0.47%
Brookfield Residential Properties Incorporated 144A	6.13	7-1-2022	300,000	313,215
Mattamy Group Corporation 144A	6.88	12-15-2023	200,000	210,010

				523,225

Media : 1.27%

Altice Luxembourg SA 144A	7.75	5-15-2022	300,000	286,500
Altice SA 144A	7.63	2-15-2025	200,000	182,500
Unitymedia GmbH 144A	6.13	1-15-2025	300,000	316,965
UPC Holding BV 144A	5.50	1-15-2028	200,000	199,000

9

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)

Videotron Limited	5.00%	7-15-2022	$400,000	$421,500

				1,406,465

Consumer Staples : 0.35%

Food & Staples Retailing : 0.10%
Tesco Place 144A	6.15	11-15-2037	100,000	108,425

Household Products : 0.25%
Kronos Acquisition Holding Company 144A	9.00	8-15-2023	300,000	282,000

Energy : 2.05%

Energy Equipment & Services : 0.61%

Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	220,060
Alcoa Nederland Holding Company BV 144A	7.00	9-30-2026	100,000	113,000
Noble Holding International Limited	8.70	4-1-2045	200,000	157,000
Precision Drilling Corporation	5.25	11-15-2024	200,000	187,500

				677,560

Oil, Gas & Consumable Fuels : 1.44%

Baytex Energy Corporation 144A	5.13	6-1-2021	200,000	191,000
Jupiter Resources Incorporated 144A	8.50	10-1-2022	200,000	137,418
MEG Energy Corporation 144A	6.38	1-30-2023	200,000	183,500
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	294,000
Seven Generations Energy Company 144A	6.88	6-30-2023	400,000	425,500
Tullow Oil plc Company 144A	6.00	11-1-2020	200,000	201,500
Weatherford International Limited	7.00	3-15-2038	200,000	166,500

				1,599,418

Financials : 1.78%

Banks : 1.41%

Credit Agricole SA (3 Month LIBOR +6.98%) 144A±	8.38	10-29-2049	200,000	220,000
Deutsche Bank AG (USD SWAP 5 Year +2.25%) ±	4.30	5-24-2028	200,000	198,441
Deutsche Bank AG	4.50	4-1-2025	400,000	405,761
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	400,000	408,900
Royal Bank of Scotland Group plc	6.00	12-19-2023	300,000	331,841

				1,564,943

Diversified Financial Services : 0.37%

Ardagh Packaging Finance plc 144A	4.63	5-15-2023	200,000	205,250
New Red Finance Incorporated 144A	4.63	1-15-2022	200,000	204,500

				409,750

Health Care : 1.16%

Pharmaceuticals : 1.16%

Mallinckrodt International Finance Company	4.75	4-15-2023	300,000	244,125
Mallinckrodt plc 144A	4.88	4-15-2020	300,000	289,500
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	600,000	558,750
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	200,000	198,000

				1,290,375

Industrials : 1.89%

Aerospace & Defense : 0.47%

Bombardier Incorporated 144A	6.13	1-15-2023	200,000	196,500

10

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)

Bombardier Incorporated 144A	8.75%	12-1-2021	$300,000	$331,878

				528,378

Commercial Services & Supplies : 0.18%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	200,000	204,500

Electrical Equipment : 0.30%
Sensata Technologies BV 144A	5.63	11-1-2024	300,000	331,500

Machinery : 0.19%
CNH Industrial NV	4.50	8-15-2023	200,000	210,250

Marine : 0.14%
Navios Maritime Holdings Incorporated 144A	7.38	1-15-2022	200,000	157,500

Professional Services : 0.29%
IHS Markit Limited 144A	4.75	2-15-2025	300,000	317,790

Trading Companies & Distributors : 0.15%
Noble Group Limited 144A	6.75	1-29-2020	400,000	164,000

Transportation Infrastructure : 0.17%
Stena International SA 144A	5.75	3-1-2024	200,000	187,500

Information Technology : 0.77%

Communications Equipment : 0.20%
Nokia Corporation	6.63	5-15-2039	200,000	221,000

Semiconductors & Semiconductor Equipment : 0.38%
NXP BV / NXP Funding LLC 144A	4.63	6-15-2022	400,000	421,000

Software : 0.19%
Open Text Corporation 144A	5.63	1-15-2023	200,000	208,624

Materials : 3.24%

Chemicals : 0.18%
Park Aerospace Holdings Company 144A	4.50	3-15-2023	200,000	194,000

Containers & Packaging : 0.49%
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	500,000	547,500

Metals & Mining : 2.38%

ArcelorMittal SA	7.25	3-1-2041	400,000	498,500
Constellium NV Company 144A	5.75	5-15-2024	250,000	258,125
FMG Resources August 2006 Property Limited 144A	4.75	5-15-2022	200,000	203,248
Hudbay Minerals Incorporated 144A	7.63	1-15-2025	200,000	220,750
Kinross Gold Corporation	5.95	3-15-2024	200,000	219,750
New Gold Incorporated 144A	6.25	11-15-2022	200,000	206,500
Novelis Corporation 144A	6.25	8-15-2024	300,000	316,500
Teck Resources Limited	3.75	2-1-2023	200,000	202,000
Teck Resources Limited	4.75	1-15-2022	300,000	315,000
Teck Resources Limited	5.40	2-1-2043	200,000	201,000

				2,641,373

Paper & Forest Products : 0.19%
Resolute Forest Products Company	5.88	5-15-2023	200,000	206,500

Telecommunication Services : 3.42%

Diversified Telecommunication Services : 2.21%

Intelsat Jackson Holdings SA	5.50	8-1-2023	200,000	163,750

11

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)

Intelsat Jackson Holdings SA		7.25%	10-15-2020	$400,000	$378,000
SFR Group SA 144A		7.38	5-1-2026	200,000	202,500
Telecom Italia Capital SA		7.18	6-18-2019	100,000	107,000
Telecom Italia Capital SA		7.72	6-4-2038	300,000	387,120
Telecom Italia SpA 144A		5.30	5-30-2024	200,000	213,310
Virgin Media Finance plc 144A		6.00	10-15-2024	400,000	414,000
Wind TRE SpA 144A		5.00	1-20-2026	200,000	192,250
Ziggo Bond Finance BV 144A		5.88	1-15-2025	400,000	400,000

					2,457,930

Wireless Telecommunication Services : 1.21%

Altice Financing SA 144A		6.50	1-15-2022	200,000	206,500
Altice Financing SA 144A		6.63	2-15-2023	100,000	102,500
Altice Financing SA 144A		7.50	5-15-2026	200,000	209,000
C&W Senior Financing Designated Activity 144A		6.88	9-15-2027	200,000	210,000
Inmarsat Finance plc 144A		4.88	5-15-2022	200,000	203,250
SoftBank Group Corporation 144A		4.50	4-15-2020	400,000	409,478

					1,340,728

Utilities : 0.22%

Electric Utilities : 0.22%

Enel SpA (USD SWAP 5 Year +5.88%) 144A±		8.75	9-24-2073	200,000	247,250

Total Yankee Corporate Bonds and Notes (Cost $19,984,514)					19,908,605

		Yield		Shares
Short-Term Investments : 0.25%

Investment Companies : 0.25%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00		276,011	276,011

Total Short-Term Investments (Cost $276,011)					276,011

Total investments in securities (Cost $109,816,687)	98.20%				109,038,379

Other assets and liabilities, net	1.80				1,994,872

Total net assets	100.00%				$111,033,251

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LLLP	Limited liability limited partnership
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

12

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of the other relationship, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	150,071,347	149,795,336	276,011	$276,011	0.25%

Wells Fargo High Yield Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and Notes	$0	$88,853,763	$0	$88,853,763
Yankee corporate bonds and Notes	0	19,908,605	0	19,908,605
Short-term investments
Investment companies	276,011	0	0	276,011

Total assets	$276,011	$108,762,368	$0	$109,038,379

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Government Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 99.87%

Affiliated Master Portfolio : 99.87%
Wells Fargo International Government Bond Portfolio		$10,199

Total Investment Companies (Cost $9,905)		10,199

Total investments in securities (Cost $9,905)	99.87%	10,199

Other assets and liabilities, net	0.13	13

Total net assets	100.00%	$10,212

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo International Government Bond Portfolio	0.00%	0.10%	$10,199	99.87%

Wells Fargo International Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities, which seeks to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2017, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2017, the affiliated Master Portfolio valued at $10,199 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Government Bond Portfolio	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @: 98.76%
Australian Government Bond Series 149 (AUD)		2.25%	5-21-2028	550,000	$404,804
Belgium Government Bond Series 31 (EUR)		5.50	3-28-2028	220,000	392,005
Bonos y Obligaciones del Estado (EUR)144A		1.95	4-30-2026	320,000	403,855
Bundesrepublik Deutschland Series 2007 (EUR)		4.25	7-4-2039	100,000	195,413
Canada (CAD)		0.75	3-1-2021	270,000	204,103
Canada (CAD)		0.75	9-1-2021	250,000	188,176
Czech Republic (CZK)		0.01	7-17-2019	670,000	30,928
Czech Republic (CZK)		5.00	4-11-2019	1,160,000	57,381
France Government Bond (EUR)		4.00	4-25-2055	150,000	290,396
France Government Bond (EUR)		4.75	4-25-2035	170,000	318,635
France Government Bond (EUR)		5.50	4-25-2029	100,000	181,586
Irish Treasury Bond Series 2026 (EUR)		1.00	5-15-2026	240,000	295,458
Italy Buoni Poliennali del Tesoro (EUR)144A		2.25	9-1-2036	100,000	114,498
Italy Buoni Poliennali del Tesoro (EUR)144A		3.45	3-1-2048	160,000	208,082
Italy Buoni Poliennali del Tesoro (EUR)		4.00	2-1-2037	180,000	262,354
Italy Buoni Poliennali del Tesoro (EUR)		5.00	8-1-2034	140,000	226,654
Japan (JPY)		0.10	6-15-2019	85,850,000	765,872
Japan (JPY)		0.20	3-20-2019	67,300,000	600,704
Japan (JPY)		1.40	12-20-2045	48,850,000	500,106
Japan (JPY)		1.50	3-20-2034	11,300,000	118,104
Korea (KRW)		2.00	3-10-2021	442,380,000	404,380
Malaysia (MYR)		4.05	9-30-2021	1,120,000	278,061
Mexico (MXN)		6.50	6-10-2021	7,370,000	388,104
Netherlands Government Bond (EUR)144A		3.75	1-15-2042	200,000	374,036
New Zealand (NZD)		4.50	4-15-2027	130,000	101,907
Norway (NOK)144A		1.75	2-17-2027	940,000	115,552
Poland (PLN)		4.00	10-25-2023	240,000	72,213
Poland (PLN)		5.75	9-23-2022	710,000	229,462
Republic of Austria (EUR)		6.25	7-15-2027	220,000	406,904
Russia (RUB)		7.50	8-18-2021	10,970,000	189,620
Singapore (SGD)		1.25	10-1-2021	260,000	189,939
Sweden Government Bond Series 1059 (SEK)		1.00	11-12-2026	3,180,000	397,026
Thailand (THB)		3.40	6-17-2036	810,000	26,405
Thailand (THB)		4.00	6-17-2066	3,760,000	130,006
Thailand (THB)		4.26	12-12-2037	800,000	28,485
United Kingdom Gilt (GBP)		3.75	9-7-2019	560,000	800,377

Total Foreign Government Bonds (Cost $9,892,588)					9,891,591

		Yield		Shares
Short-Term Investments : 0.07%

Investment Companies : 0.07%

Wells Fargo Government Money Market Fund Select Class (l)(u)		1.00		6,931	6,931

Total Short-Term Investments (Cost $6,931)					6,931

Total investments in securities (Cost $9,899,519)	98.83%				9,898,522

Other assets and liabilities, net	1.17				117,617

Total net assets	100.00%				$10,016,139

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

1

Portfolio of investments — November 30, 2017 (unaudited)	Wells Fargo International Government Bond Portfolio

Abbreviations:

AUD	Australian dollar
CAD	Canadian dollar
CZK	Czech koruna
EUR	Euro
GBP	Great British pound
JPY	Japanese yen
KRW	Republic of Korea won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PLN	Polish zloty
RUB	Russian rubble
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht

2

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	10,034,239	10,027,308	6,931	$6,931	0.07%

Wells Fargo International Government Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Foreign government bonds	$0	$9,891,591	$0	$9,891,591
Short-term investments
Investment companies	6,931	0	0	6,931

	6,931	9,891,591	0	9,898,522
Forward foreign currency contracts	0	74,699	0	74,699

Total assets	$6,931	$9,966,290	$0	$9,973,221

Liabilities
Forward foreign currency contracts	$0	$70,316	$0	$70,316

Total liabilities	$0	$70,316	$0	$70,316

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2017 the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo U.S. Core Bond Fund	Portfolio of investments — November 30, 2017 (unaudited)

Security name		Value
Investment Companies : 93.67%

Affiliated Master Portfolios : 93.67%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$6,944
Wells Fargo Investment Grade Corporate Bond Portfolio		2,399

Total Investment Companies (Cost $9,496)		9,343

Total investments in securities (Cost $9,496)	93.67%	9,343

Other assets and liabilities, net	6.33	631

Total net assets	100.00%	$9,974

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0%	0%	$6,944
Wells Fargo Investment Grade Corporate Bond Portfolio	0	0	2,399

			$9,343	93.67%

Wells Fargo U.S. Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2017 (unaudited)

The Fund is a fund-of-funds that invests substantially all of its assets in two underlying portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and the Fund acquires an indirect interest in those securities. The affiliated Master Portfolios in turn invest in a broadly diversified collection of fixed income securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of November 30, 2017, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2017, the affiliated Master Portfolios in aggregate were valued at $9,343, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	January 25, 2018

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	January 25, 2018

By:	/s/ Jeremey DePalma
Jeremy DePalma
Treasurer

Date:	January 25, 2018